UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-03942

LORD ABBETT MUNICIPAL INCOME FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 9/30

Date of reporting period: 3/31/2013

Item 1:      Report(s) to Shareholders.

2 0 1 3

L O R D  A B B E T T

S E M I A N N U A L

R E P O R T

Lord Abbett

Municipal Income Fund

Short Duration Tax Free Fund

Intermediate Tax Free Fund

AMT Free Municipal Bond Fund

National Tax Free Income Fund

High Yield Municipal Bond Fund

California Tax Free Income Fund

New Jersey Tax Free Income Fund

New York Tax Free Income Fund

For the six-month period ended March 31, 2013

Table of Contents

1	A Letter from Lord Abbett

2	Information About Your Fund’s Expenses and Holdings Presented by Credit Rating

13	Schedules of Investments

13	Short Duration Tax Free Fund

28	Intermediate Tax Free Fund

52	AMT Free Municipal Bond Fund

64	National Tax Free Fund

80	High Yield Municipal Bond Fund

97	California Tax Free Fund

103	New Jersey Tax Free Fund

108	New York Tax Free Fund

116	Statements of Assets and Liabilities

120	Statements of Operations

122	Statements of Changes in Net Assets

128	Financial Highlights

163	Notes to Financial Statements

183	Supplemental Information to Shareholders

Lord Abbett Municipal Income Fund Semiannual Report
For the six-month period ended March 31, 2013

Dear Shareholders: We are pleased to provide you with this semiannual report for Lord Abbett Municipal Income Fund for the six-month period ended March 31, 2013. For additional information about the Funds, please visit our Website at www.lordabbett.com, where you can access the quarterly commentaries by the Funds’ portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our Website.

          Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Daria L. Foster
Director, President and Chief Executive Officer

Expense Example

          As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

          The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2012 through March 31, 2013).

Actual Expenses

          For each class of each Fund, the first line of the table on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 10/1/12 – 3/31/13” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

          For each class of each Fund, the second line of the table on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Short Duration Tax Free Fund

          Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†

	10/1/12	3/31/13	10/1/12 - 3/31/13

Class A*
Actual	$1,000.00	$1,005.70	$3.10
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.84	$3.13
Class C*
Actual	$1,000.00	$1,002.30	$6.44
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.52	$6.49
Class F*
Actual	$1,000.00	$1,006.10	$2.60
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.34	$2.62
Class I*
Actual	$1,000.00	$1,006.60	$2.10
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.83	$2.12

†

For each class of the Fund, net expenses (including interest expense) are equal to the annualized expense ratio for such class (0.62% for Class A, 1.29% for Class C, 0.52% for Class F and 0.42% for Class I) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

*

The annualized expenses of each class have been updated (0.63% for Class A, 1.30% for Class C, 0.53% for Class F and 0.43% for Class I). Had these updated expenses been in place throughout the most recent fiscal half-year, expenses paid during the period would have been:

	Actual	Hypothetical (5% Return Before Expenses)

Class A	$3.15	$3.18
Class C	$6.49	$6.54
Class F	$2.65	$2.67
Class I	$2.15	$2.17

Portfolio Holdings Presented by Credit Rating
March 31, 2013

Credit Rating:
S&P or Moody’s(a)	%*
AAA	7.46%
AA+	7.47%
AA	17.22%
AA-	13.53%
A+	14.12%
A	9.96%
A-	7.69%
BBB+	5.77%
BBB	6.25%

Credit Rating:
S&P or Moody’s(a)	%*
BBB-	3.50%
BB+	0.91%
BB	0.59%
B+	0.36%
B2	0.26%
CC	0.20%
NR	4.71%
Total	100.00%

(a)	Certain investments have been rated by Fitch IBCA.
*	Represents percent of total investments.

Intermediate Tax Free Fund

          Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†

	10/1/12	3/31/13	10/1/12 - 3/31/13

Class A*
Actual	$1,000.00	$1,015.00	$3.42
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.55	$3.43
Class B*
Actual	$1,000.00	$1,011.00	$7.42
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.55	$7.44
Class C*
Actual	$1,000.00	$1,010.60	$6.82
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.16	$6.84
Class F*
Actual	$1,000.00	$1,014.60	$2.91
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.05	$2.92
Class I*
Actual	$1,000.00	$1,015.00	$2.41
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.55	$2.42
Class P*
Actual	$1,000.00	$1,012.90	$4.57
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.40	$4.58

†

For each class of the Fund, net expenses (including interest expense) are equal to the annualized expense ratio for such class (0.68% for Class A, 1.48% for Class B, 1.36% for Class C, 0.58% for Class F, 0.48% for Class I and 0.91% for Class P) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

*

The annualized expenses of each class have been updated (0.69% for Class A, 1.49% for Class B, 1.37% for Class C, 0.59% for Class F, 0.49% for Class I and 0.94% for Class P). Had these updated expenses been in place throughout the most recent fiscal half-year, expenses paid during the period would have been:

	Actual	Hypothetical (5% Return Before Expenses)

Class A	$3.47	$3.48
Class B	$7.47	$7.49
Class C	$7.47	$7.50
Class F	$2.96	$2.97
Class I	$2.46	$2.47
Class P	$4.72	$4.74

Intermediate Tax Free Fund (concluded)

Portfolio Holdings Presented by Credit Rating
March 31, 2013

Credit Rating: S&P or Moody’s(a)	%*
AAA	8.19%
AA+	7.88%
AA	12.32%
AA-	12.74%
A+	15.32%
A	9.68%
A-	8.12%
BBB+	4.65%
BBB	3.79%
BBB-	7.12%
BB+	1.22%
BB	1.00%
BB-	0.19%
B+	0.81%
B	1.51%
B-	1.53%
CC	0.17%
NR	3.76%
Money Market Mutual Fund	0.00%**
Total	100.00%

(a)	Certain investments have been rated by Fitch IBCA.
*	Represents percent of total investments.
**	Amount is less than 0.01%.

AMT Free Municipal Bond Fund

          Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†

	10/1/12	3/31/13	10/1/12 - 3/31/13

Class A*
Actual	$1,000.00	$1,021.60	$2.87
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.10	$2.87
Class C*
Actual	$1,000.00	$1,018.40	$6.64
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.37	$6.64
Class F*
Actual	$1,000.00	$1,022.10	$2.37
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.61	$2.37
Class I*
Actual	$1,000.00	$1,023.20	$1.82
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.13	$1.82

†

For each class of the Fund, net expenses (including interest expense) are equal to the annualized expense ratio for such class (0.57% for Class A, 1.32% for Class C, 0.47% for Class F and 0.36% for Class I) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

*

The annualized expenses of each class have been updated (0.60% for Class A, 1.35% for Class C, 0.50% for Class F and 0.40% for Class I). Had these updated expenses been in place throughout the most recent fiscal half-year, expenses paid during the period would have been:

	Actual	Hypothetical (5% Return Before Expenses)

Class A	$3.02	$3.02
Class C	$6.79	$6.79
Class F	$2.52	$2.52
Class I	$2.02	$2.02

AMT Free Municipal Bond Fund (concluded)

Portfolio Holdings Presented by Credit Rating
March 31, 2013

Credit Rating: S&P or Moody’s(a)	%*
AAA	0.79%
AA+	1.58%
AA	6.19%
AA-	10.30%
A+	16.20%
A	14.33%
A-	11.15%
BBB+	8.26%
BBB	6.98%
BBB-	12.39%
BB+	3.02%
BB	1.94%
BB-	0.42%
B+	0.79%
B	0.62%
B-	1.99%
CC	0.04%
NR	3.01%
Total	100.00%

(a)	Certain investments have been rated by Fitch IBCA.
*	Represents percent of total investments.

National Tax Free Fund

          Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†

	10/1/12	3/31/13	10/1/12 - 3/31/13

Class A
Actual	$1,000.00	$1,024.20	$3.78
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.19	$3.78
Class B
Actual	$1,000.00	$1,020.10	$7.81
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.19	$7.80
Class C
Actual	$1,000.00	$1,020.90	$7.05
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.97	$7.04
Class F
Actual	$1,000.00	$1,024.70	$3.28
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.70	$3.28
Class I
Actual	$1,000.00	$1,025.00	$2.78
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.21	$2.77

†

For each class of the Fund, net expenses (including interest expense) are equal to the annualized expense ratio for such class (0.75% for Class A, 1.55% for Class B, 1.40% for Class C, 0.65% for Class F and 0.55% for Class I) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

Portfolio Holdings Presented by Credit Rating
March 31, 2013

Credit Rating:
S&P or Moody’s(a)	%*
AAA	2.18%
AA+	5.29%
AA	10.90%
AA-	9.13%
A+	16.70%
A	7.59%
A-	9.73%
BBB+	5.45%
BBB	5.52%
BBB-	9.61%
BB+	1.67%

Credit Rating:
S&P or Moody’s(a)	%*
BB	1.99%
BB-	0.97%
B+	0.95%
B	2.64%
B-	2.53%
CCC+	0.24%
CC	0.36%
NR	6.55%
Money Market Mutual Fund	0.00%**
Total	100.00%

(a)	Certain investments have been rated by Fitch IBCA.
*	Represents percent of total investments.
**	Amount is less than 0.01%.

High Yield Municipal Bond Fund

          Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†

	10/1/12	3/31/13	10/1/12 - 3/31/13

Class A
Actual	$1,000.00	$1,048.00	$4.14
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.90	$4.08
Class C
Actual	$1,000.00	$1,044.70	$7.39
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.70	$7.29
Class F
Actual	$1,000.00	$1,047.60	$3.62
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.40	$3.58
Class I
Actual	$1,000.00	$1,048.10	$3.11
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.91	$3.07
Class P
Actual	$1,000.00	$1,046.20	$5.25
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.81	$5.19

†

For each class of the Fund, net expenses (including interest expense) are equal to the annualized expense ratio for such class (0.81% for Class A, 1.45% for Class C, 0.71% for Class F, 0.61% for Class I and 1.02% for Class P) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

Portfolio Holdings Presented by Credit Rating
March 31, 2013

Credit Rating:
S&P or Moody’s(a)	%*
AAA	0.57%
AA+	0.93%
AA	4.57%
AA-	1.28%
A+	2.36%
A	1.94%
A-	3.87%
BBB+	4.77%
BBB	6.14%
BBB-	10.50%
BB+	6.20%
BB	5.00%

Credit Rating:
S&P or Moody’s(a)	%*
BB-	1.53%
B+	2.00%
B	8.83%
B-	9.51%
CCC+	0.37%
CCC	0.73%
CC	0.98%
C	0.01%
NR	27.91%
Money Market Mutual Fund	0.00%**
Total	100.00%

(a)	Certain investments have been rated by Fitch IBCA.
*	Represents percent of total investments.
**	Amount is less than 0.01%.

California Tax Free Fund

          Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†

	10/1/12	3/31/13	10/1/12 - 3/31/13

Class A
Actual	$1,000.00	$1,022.10	$4.03
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.95	$4.03
Class C
Actual	$1,000.00	$1,019.70	$7.35
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.67	$7.34
Class F
Actual	$1,000.00	$1,022.60	$3.53
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.45	$3.53
Class I
Actual	$1,000.00	$1,023.10	$3.05
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.95	$3.05

†

For each class of the Fund, net expenses (including interest expense) are equal to the annualized expense ratio for such class (0.80% for Class A, 1.46% for Class C, 0.70% for Class F and 0.60% for Class I) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

Portfolio Holdings Presented by Credit Rating
March 31, 2013

Credit Rating:
S&P or Moody’s(a)	%*
AAA	1.72%
AA+	1.83%
AA	12.91%
AA-	13.18%
A+	21.44%
A	19.27%
A-	7.21%
BBB+	3.92%
BBB	3.64%
BBB-	3.73%

Credit Rating:
S&P or Moody’s(a)	%*
BB+	1.85%
BB	1.27%
BB-	0.33%
B+	0.16%
B	1.39%
B-	2.09%
NR	4.06%
Money Market Mutual Fund	0.00%**
Total	100.00%

(a)	Certain investments have been rated by Fitch IBCA.
*	Represents percent of total investments.
**	Amount is less than 0.01%.

New Jersey Tax Free Fund

          Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†

	10/1/12	3/31/13	10/1/12 - 3/31/13

Class A
Actual	$1,000.00	$1,013.00	$4.07
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.91	$4.08
Class F
Actual	$1,000.00	$1,013.50	$3.51
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.42	$3.53
Class I
Actual	$1,000.00	$1,014.10	$2.96
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.92	$2.97

†

For each class of the Fund, net expenses (including interest expense) are equal to the annualized expense ratio for such class (0.81% for Class A, 0.70% for Class F and 0.59% for Class I) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

Portfolio Holdings Presented by Credit Rating
March 31, 2013

Credit Rating:
S&P or Moody’s(a)	%*
AAA	4.21%
AA+	3.95%
AA	3.34%
AA-	12.12%
A+	30.73%
A	8.98%
A-	3.19%
BBB+	11.14%
BBB	1.13%

Credit Rating:
S&P or Moody’s(a)	%*
BBB-	7.70%
BB+	0.66%
BB	1.77%
B+	2.91%
B	3.43%
NR	4.74%
Money Market Mutual Fund	0.00%**
Total	100.00%

(a)	Certain investments have been rated by Fitch IBCA.
*	Represents percent of total investments.
**	Amount is less than 0.01%.

New York Tax Free Fund

          Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†

	10/1/12	3/31/13	10/1/12 - 3/31/13

Class A
Actual	$1,000.00	$1,013.80	$3.87
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.07	$3.88
Class C
Actual	$1,000.00	$1,009.60	$7.11
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.84	$7.14
Class F
Actual	$1,000.00	$1,014.30	$3.36
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.57	$3.38
Class I
Actual	$1,000.00	$1,013.90	$2.86
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.08	$2.87

†

For each class of the Fund, net expenses (including interest expense) are equal to the annualized expense ratio for such class (0.77% for Class A, 1.42% for Class C, 0.67% for Class F and 0.57% for Class I) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

Portfolio Holdings Presented by Credit Rating
March 31, 2013

Credit Rating:
S&P or Moody’s(a)	%*
AAA	12.68%
AA+	4.50%
AA	10.11%
AA-	24.15%
A+	7.67%
A	7.03%
A-	9.23%
BBB+	4.40%
BBB	1.66%

Credit Rating:
S&P or Moody’s(a)	%*
BBB-	7.15%
BB+	2.70%
BB	1.67%
B+	1.20%
B-	1.54%
NR	4.31%
Money Market Mutual Fund	0.00%**
Total	100.00%

(a)	Certain investments have been rated by Fitch IBCA.
*	Represents percent of total investments.
**	Amount is less than 0.01%.

Schedule of Investments (unaudited)
SHORT DURATION TAX FREE FUND March 31, 2013

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

MUNICIPAL BONDS 82.50%

Corporate-Backed 5.22%
Beaver Co IDA—FirstEnergy Rmkt	2.50%		12/1/2041	BBB-	$10,000	$10,114,500
Beaver Co IDA—FirstEnergy Rmkt	2.70%		4/1/2035	BBB-	12,000	12,225,360
Burke Co Dev—GA Power	1.75%		12/1/2049	A	15,000	15,321,450
Burke Co Dev—GA Power Rmkt	2.30%		10/1/2032	A	10,000	10,181,300
Burke Co Dev—GA Transmission	1.25%		1/1/2052	AA-	7,250	7,317,715
CA Poll Ctl—Waste Mgmt	2.00%		2/1/2019	BBB	4,000	4,071,880
CA State Fin Auth—Rep Svcs†	0.40%		8/1/2024	BBB	5,000	4,999,900
Citizens Property Insurance Corp	1.87%	#	6/1/2013	A+	5,000	5,013,450
Citizens Property Insurance Corp	4.25%		6/1/2017	A+	2,590	2,909,658
Citizens Property Insurance Corp	5.00%		6/1/2015	A+	5,275	5,758,243
Citizens Property Insurance Corp	5.00%		6/1/2018	A+	8,000	9,385,440
Citizens Property Insurance Corp	5.50%		6/1/2017	A+	3,365	3,950,543
Coconino Co Poll Ctl—AZ Pub Svc	5.50%		6/1/2034	BBB+	2,000	2,102,180
Farmington Poll Ctl—So Cal Edison	2.875%		4/1/2029	A1	7,500	7,784,550
Gloucester Co Impt Auth—Waste Mgmt	2.125%		12/1/2029	BBB	4,500	4,659,075
Gulf Coast Waste Disp—US Steel	5.75%		9/1/2017	BB	6,850	7,230,860
Mobile Indl Poll Ctl—AL Power Co Rmkt	1.65%		6/1/2034	A	3,000	3,068,520
Navajo Co Poll Ctl—AZ Pub Svc	1.25%		6/1/2034	Baa1	6,000	6,013,080
PA Econ Dev—Waste Mgmt	2.75%		9/1/2013	BBB	4,250	4,293,095
Valdez Marine Term—BP Rmkt	5.00%		1/1/2018	A	10,000	11,666,700

Total						138,067,499

Education 5.93%
AZ Brd Regents COP—Univ of AZ	4.00%		6/1/2017	AA-	2,050	2,284,048
AZ Brd Regents COP—Univ of AZ	4.00%		6/1/2018	AA-	2,140	2,409,255
AZ Brd Regents COP—Univ of AZ	5.00%		6/1/2017	AA-	5,750	6,639,237
AZ Brd Regents COP—Univ of AZ	5.00%		6/1/2018	AA-	3,215	3,778,750
CA State Univ Sys	5.00%		11/1/2020	Aa2	5,000	6,176,450
Cleveland State Univ	5.00%		6/1/2018	A+	1,000	1,172,090
Cleveland State Univ	5.00%		6/1/2019	A+	1,265	1,497,608
Harris Co Cultural Ed—Baylor Clg / Med	1.17%	#	11/15/2045	A-	10,000	10,027,100
Hudson Co BAN	1.00%		12/6/2013	NR	25,000	25,100,000
IL Ed Facs—Univ of Chicago	1.875%		7/1/2036	Aa1	5,250	5,359,777
MA DFA—Boston Univ	2.875%		10/1/2014	A1	1,595	1,653,521
MA Hlth & Ed—Amherst Clg	1.70%		11/1/2038	Aaa	4,850	4,962,132
NC Cap Facs—High Point Univ	4.00%		5/1/2016	BBB+	1,770	1,917,618

See Notes to Financial Statements.	13

Schedule of Investments (unaudited)(continued)
SHORT DURATION TAX FREE FUND March 31, 2013

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Education (continued)
NC Cap Facs—High Point Univ	4.00%		5/1/2017	BBB+	$2,785	$3,061,690
NC Cap Facs—High Point Univ	5.00%		5/1/2018	BBB+	1,640	1,900,465
NJ Ed Facs—Univ Med & Dent	5.50%		12/1/2013	Baa1	1,000	1,029,500
NY Dorm—CUNY (NPFGC)(FGIC)	5.00%		7/1/2015	AA-	1,565	1,724,192
NY Dorm—St Johns Univ ETM (NPFGC)	5.00%		7/1/2014	A-	2,000	2,117,960
NY Dorm—St Lawrence Univ	5.00%		7/1/2014	A2	4,000	4,235,920
NYC Cultural—Julliard Sch(b)	2.10%		4/1/2036	AA	14,000	14,505,820
PR Indl Tourist—Inter American Univ	4.00%		10/1/2014	A-	500	516,525
PR Indl Tourist—Inter American Univ	5.00%		10/1/2015	A-	800	858,920
PR Indl Tourist—Inter American Univ	5.00%		10/1/2016	A-	1,000	1,101,830
PR Indl Tourist—Inter American Univ	5.00%		10/1/2018	A-	2,500	2,779,650
SC Ed Facs Auth—Furman Univ	4.00%		10/1/2015	A1	1,000	1,072,440
Univ California	5.00%		5/15/2020	Aa1	7,160	8,872,744
Univ of Delaware(a)	0.70%		11/1/2037	AA+	8,175	8,172,547
Univ of North Carolina—Chapel Hill	0.886%	#	12/1/2041	Aaa	25,000	25,223,250
Univ of Texas	4.00%		8/15/2014	AAA	1,000	1,050,560
Univ of Texas	5.00%		7/1/2014	AAA	1,400	1,481,844
Wayne State Univ	5.00%		11/15/2015	Aa2	3,975	4,324,204

Total						157,007,647

General Obligation 14.30%
AK Muni Bond Bank	3.00%		3/1/2014	Aa2	1,000	1,025,200
Bedford Park GO (AG)	5.00%		12/1/2013	AA-	1,275	1,307,219
Boston GO	5.00%		4/1/2014	Aaa	1,500	1,571,340
CA State GO	5.00%		9/1/2018	A1	7,500	9,001,800
CA State GO	5.00%		9/1/2018	A1	3,750	4,500,900
CA State GO	5.00%		9/1/2018	A1	8,050	9,661,932
CA State GO	5.00%		11/1/2018	A1	12,150	14,640,871
Carmel Sch Bld Corp (AGM)	4.75%		7/15/2019	AA	6,105	6,884,853
Centennial Auth (AG)	5.00%		9/1/2014	Aa2	3,460	3,639,885
Chicago Brd Ed	5.00%		12/1/2014	A+	2,255	2,429,695
Chicago GO	5.25%		1/1/2022	Aa3	5,135	5,879,113
Chicago GO (AGM)	5.00%		1/1/2017	AA-	9,000	9,695,880
Clark Co Sch Dist Ltd Tax	5.00%		6/15/2016	AA-	7,500	8,503,350
Cook Co GO	5.00%		11/15/2017	AA	5,010	5,842,812
Cook Co GO (AMBAC)	5.00%		11/15/2014	AA	1,000	1,060,220
Cook Co Sch Dist #99—Cicero (AGM)	5.00%		12/1/2014	Aa3	1,690	1,788,088
CT State GO (SIFMA)	1.04%	#	5/15/2018	AA	4,000	4,094,960

14	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
SHORT DURATION TAX FREE FUND March 31, 2013

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

General Obligation (continued)
Cumberland Co COP	4.00%		12/1/2014	AA	$3,500	$3,693,970
DC GO ETM (BHAC)	5.00%		6/1/2014	AA+	1,500	1,582,920
Detroit—State Aid GO	5.00%		11/1/2015	AA	6,775	7,352,569
Douglas Co Sch Dist #206—Eastmont (NPFGC)	5.00%		12/1/2014	Aa1	1,000	1,069,160
Douglas Co SD	4.00%		11/15/2018	Aa1	5,085	5,882,989
FL Brd Ed GTD	5.00%		6/1/2014	AAA	250	263,790
FL St Dept Trans	5.00%		7/1/2020	AAA	9,330	11,527,495
Frederick Co GO	4.00%		8/1/2018	AA+	6,820	7,886,580
Guam GO	5.75%		11/15/2014	B+	1,740	1,788,685
Harris Co	5.00%		10/1/2019	AAA	4,600	5,637,438
Hawaii Co GO (AMBAC)	5.00%		7/15/2014	Aa2	1,750	1,855,963
Honolulu City & Co GO (NPFGC)	5.00%		7/1/2014	Aa1	2,475	2,620,976
Houston GO	5.00%		3/1/2018	AA	7,365	8,788,949
IL State GO	3.00%		1/1/2018	A2	10,000	10,478,100
IL State GO	5.00%		8/1/2016	A2	7,000	7,843,150
IL State GO	5.00%		10/1/2017	A2	4,575	4,675,147
IL State GO (AGM)	5.50%		5/1/2016	AA-	7,000	7,897,680
Kane Cook & Du Page Co Sch Dist #46	4.00%		1/1/2015	AA-	9,450	9,881,865
Kansas City MO GO	4.00%		2/1/2018	AA	9,000	10,246,500
Katy ISD PSF GTD	0.786%	#	8/15/2036	AAA	20,000	20,181,600
Madison Co CUSD #2—Triad (NPFGC)	5.25%		1/1/2015	A+	2,035	2,132,354
Maricopa Co Sch Dist #11—Peoria USD (AGM)	5.00%		7/1/2014	Aa2	70	73,956
Miami Dade Co GO	4.25%		10/1/2017	Aa2	6,320	7,214,533
MN State GO	5.00%		8/1/2014	AA+	1,200	1,275,504
MS Dev Bank—Marshall Co	5.00%		1/1/2018	AA-	2,225	2,618,269
Newark BAN	2.00%		12/11/2013	NR	3,360	3,374,683
NYC GO	5.00%		8/1/2018	AA	10,000	11,955,400
OH State GO	5.00%		9/15/2018	AA+	6,200	7,482,966
OH State GO	5.00%		9/15/2014	AA+	8,525	9,109,389
OH State GO	5.00%		9/15/2020	AA+	10,080	12,517,848
OH State GO	5.35%		8/1/2014	AA+	1,000	1,067,560
PA State GO	5.00%		2/15/2015	AA	11,400	12,369,798
Pittsburgh PA Sch District	4.00%		9/1/2018	A1	7,090	7,921,728
Portsmouth GO	3.00%		7/15/2014	Aa2	7,500	7,558,350
PR Comwlth GO (FGIC)	5.50%		7/1/2014	Baa3	4,025	4,199,685
Ramsey Co	5.00%		2/1/2016	AAA	4,785	5,385,948

See Notes to Financial Statements.	15

Schedule of Investments (unaudited)(continued)
SHORT DURATION TAX FREE FUND March 31, 2013

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

General Obligation (continued)
Rangely CO Hosp Dist	4.50%		11/1/2021	Baa1	$5,500	$6,115,340
RI State GO	5.00%		8/1/2017	AA	5,000	5,849,600
RI State GO	5.00%		8/1/2018	AA	5,000	5,960,600
Rockland Co GO	3.75%		6/28/2013	NR	6,000	6,032,640
San Francisco City & Co GO	5.00%		6/15/2018	Aa1	8,725	10,493,906
Shelby Co GO	4.75%		3/1/2018	AA+	5,525	6,532,926
Socorro ISD PSF GTD	5.00%		8/15/2014	AAA	1,000	1,064,480
Virgin Islands PFA—Tobacco & Liq Tax	5.00%		10/1/2014	BBB	2,750	2,919,125
Waterbury GO (AG)	4.00%		9/1/2014	AA-	1,700	1,777,894
Williamson Co GO	4.00%		2/15/2018	AAA	3,000	3,437,220
Williamson Co GO	4.00%		2/15/2019	AAA	5,000	5,772,350
Woonsocket GO	7.125%		6/15/2016	B2	3,365	3,442,866

Total						378,340,562

Health Care 12.16%
Abag Fin Auth—Episcopal Senior	2.50%		7/1/2019	BBB	2,625	2,626,523
Alachua Co Hlth—Bonita Springs	7.125%		11/15/2016	NR	10,000	10,246,900
Allegheny Co Hsp—Univ Pitt Med	1.17%	#	5/15/2038	Aa3	4,000	4,002,320
Allegheny Co Hsp—Univ Pitt Med	5.00%		9/1/2014	Aa3	9,440	10,064,267
Allegheny Co Hsp—West Penn Hlth	5.00%		11/15/2013	CC	2,000	1,853,760
Allegheny Co Hsp—West Penn Hlth	5.00%		11/15/2017	CC	4,000	3,467,200
AZ Hlth Facs—Phoenix Childrens Hsp	1.97%	#	2/1/2048	BBB+	11,500	11,707,345
CA Fin Auth—Cmnty Hsps COP	5.00%		2/1/2014	BBB	1,220	1,257,332
CA Hlth—Adventist Hlth W	5.00%		3/1/2014	A	2,000	2,079,820
CA Hlth—Catholic Hlthcare W	5.00%		7/1/2027	A	3,500	3,694,355
CA Hlth—Childrens Hsp Los Angeles	1.92%	#	7/1/2042	BBB+	9,250	9,276,270
CA Hlth—City of Hope	5.00%		11/15/2017	A+	1,050	1,233,309
CA Hlth—Packard Childrens Hsp	1.45%		8/15/2023	AA	3,500	3,540,425
CA Hlth—Sutter Hlth	5.00%		8/15/2014	AA-	1,205	1,279,264
CA Stwde—Daughters of Charity	5.25%		7/1/2013	BBB	1,075	1,087,072
CA Stwde—So Cal Presbyterian	5.25%		11/15/2014	BBB-	555	582,090
CA Stwde—Terraces San Joaquin	4.00%		10/1/2018	NR	6,000	6,021,900
Carmel Rev—Barrington of Carmel	5.25%		11/15/2018	NR	1,750	1,762,268
Charlotte Meck Hsp—Carolinas Hlth (NPFGC)(IBC)	5.00%		1/15/2015	AA-	2,275	2,449,311
Clackamas Co Hsp—Legacy Hlth Sys	5.00%		7/15/2037	A+	2,000	2,094,620
CO Hlth Facs—Catholic Hlth	5.00%		7/1/2039	AA-	5,500	5,903,535
CO Hlth Facs—Evangelical Lutheran	5.00%		6/1/2039	A-	4,900	5,184,396

16	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
SHORT DURATION TAX FREE FUND March 31, 2013

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value

Health Care (continued)
CO Hlth Facs—Total Longterm Care	4.25%		11/15/2015	BBB-	(c)	$900	$941,265
CT Hlth & Ed—Lawrence Mem Hsp	5.00%		7/1/2018	A+		2,705	3,127,467
CT Hlth & Ed—Lawrence Mem Hsp	5.00%		7/1/2019	A+		2,835	3,299,288
CT Hlth & Ed—Stamford Hsp	5.00%		7/1/2014	A-		2,050	2,155,063
CT Hlth & Ed—Stamford Hsp	5.00%		7/1/2015	A-		1,980	2,148,399
Duluth EDA—St Lukes Hsp	4.75%		6/15/2022	NR		5,000	5,223,300
Gaithersburg Econ Dev—Asbury	5.00%		1/1/2014	BBB	(c)	2,965	3,043,484
Gaithersburg Econ Dev—Asbury	5.00%		1/1/2015	BBB	(c)	2,950	3,113,931
Harris Co Cultural Ed—Methodist Hsp	5.00%		6/1/2014	AA		3,500	3,688,825
Harris Co Cultural Ed—Methodist Hsp	5.25%		12/1/2013	AA		3,000	3,097,980
HFDC Cent TX—Legacy/Willow Bend	5.25%		11/1/2014	NR		1,195	1,227,169
IA Fin Auth—Genesis Hlth Sys	5.00%		7/1/2014	A1		1,065	1,120,263
IL Fin Auth—Provena Hlth	5.25%		5/1/2015	BBB+		2,000	2,140,080
IL Hlth—Advocate Hlth	4.375%		11/15/2022	AA		3,105	3,244,135
IN Hlth Facs—Ascension Hlth	1.60%		11/15/2036	AA+		11,500	11,745,410
Jackson Co Hospital Fin Auth	4.00%		6/1/2014	A-		3,680	3,813,621
Jackson Co Hospital Fin Auth	4.00%		6/1/2015	A-		3,600	3,818,340
Jackson Co Hospital Fin Auth	4.00%		6/1/2016	A-		2,855	3,064,443
Kaweah Delta Hlth Care Dist	5.00%		6/1/2017	A3		2,000	2,280,440
Kent Hsp Fin Auth—Spectrum Hlth	4.25%		1/15/2047	AA		10,000	10,272,800
LA PFA—Christus Hlth	5.00%		7/1/2014	A+		3,000	3,141,870
MA DFA—Boston Med Ctr	5.00%		7/1/2017	BBB+		2,000	2,267,360
MA DFA—Boston Med Ctr	5.00%		7/1/2018	BBB+		5,090	5,893,202
MA DFA—Groves in Lincoln	6.25%		6/1/2014	NR		3,240	1,847,383
Med Ctr Ed Bldg Corp—Univ MS Med Ctr	4.00%		6/1/2014	Aa2		1,000	1,037,140
MI Hsp—Ascension Hlth(b)	1.87%		11/1/2027	AA		20,000	20,028,400
MN Agric & Econ Dev—Essentia Hlth Rmkt (AG)	5.00%		2/15/2015	AA-		1,335	1,431,948
MO Hlth & Ed—St Lukes Hlth Sys	5.00%		11/15/2014	A+		2,140	2,272,273
NC Med—Wake Forest Baptist Hsp	0.86%	#	12/1/2033	AA-		5,000	5,008,050
NJ Hlth—Barnabas Hlth	5.00%		7/1/2019	BBB+		10,000	11,765,400
NJ Hlth—St Peters Univ Hsp	5.00%		7/1/2016	BB+		3,160	3,397,442
NJ Hlth—St Peters Univ Hsp	5.00%		7/1/2017	BB+		3,850	4,178,559
NY Dorm—Mental Hlth (NPFGC)(FGIC)	5.00%		8/15/2015	AA-		4,670	5,065,409
Oklahoma Co Fin Auth—Epworth Villa	5.00%		4/1/2023	NR		2,150	2,301,016
Onondaga CDC—St Josephs Hsp	5.00%		7/1/2017	BB+		5,000	5,374,850
OR Facs Auth—Legacy Hlth	5.00%		5/1/2017	A+		4,040	4,605,842

See Notes to Financial Statements.	17

Schedule of Investments (unaudited)(continued)
SHORT DURATION TAX FREE FUND March 31, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value

Health Care (continued)
PA Hi Ed—Univ Pittsburgh Med Ctr	5.00%	5/15/2014	Aa3		$3,965	$4,172,568
Palm Beach Co Hlth—Bethesda Hlthcare (AGM)	5.00%	7/1/2014	AA-		2,420	2,518,784
Philadelphia Hsps—Temple Univ Hlth	5.00%	7/1/2017	BBB-		1,500	1,626,750
Philadelphia Hsps—Temple Univ Hlth	5.00%	7/1/2018	BBB-		8,385	9,146,023
Philadelphia Hsps—Temple Univ Hlth	5.00%	7/1/2015	BBB-		1,500	1,584,675
Philadelphia Hsps—Temple Univ Hlth	5.00%	7/1/2016	BBB-		1,500	1,609,320
PR Indl Tourist—Hsp Auxilio Mutuo	5.00%	7/1/2016	A-		3,385	3,683,455
PR Indl Tourist—Hsp Auxilio Mutuo	5.00%	7/1/2017	A-		2,555	2,798,747
Rochester Hlth Care—Mayo Clinic	4.00%	11/15/2038	AA		5,500	6,346,945
San Buenaventura—Cmnty Mem Hlth	5.00%	12/1/2016	BB		1,750	1,931,790
San Buenaventura—Cmnty Mem Hlth	5.25%	12/1/2017	BB		1,750	1,970,290
San Buenaventura—Cmnty Mem Hlth	5.75%	12/1/2018	BB		1,800	2,087,370
Sartell Hlth Care—Country Manor	4.00%	9/1/2020	NR		2,300	2,308,740
SC Jobs EDA—Tuomey Hsp (CIFG)	5.00%	11/1/2013	BBB-		1,685	1,726,299
SC Jobs EDA—Tuomey Hsp (CIFG)	5.00%	11/1/2014	BBB-		1,035	1,098,280
SD Hlth & Ed Facs—Rapid City Regl Hsp	5.00%	9/1/2014	A1		1,000	1,059,250
SE Port Auth—Memorial Hlth	5.00%	12/1/2022	NR		3,400	3,633,512
Shelby Co Hlth Ed Hsg—Baptist Mem Hlth	5.00%	9/1/2014	AA		1,500	1,590,405
Travis Co Hlth—Longhorn Vlg	5.50%	1/1/2017	NR		4,095	4,095,860
Westchester Co Medical	5.00%	11/1/2015	A3		3,215	3,506,150
WI Hlth & Ed—Aurora Hlth	4.75%	8/15/2025	A3		3,000	3,149,340
WI Hlth & Ed—Aurora Hlth	5.125%	8/15/2027	A3		9,000	10,013,670
WI Hlth & Ed—Froedtert & Cmnty Hlth	4.00%	4/1/2014	AA-		1,300	1,338,623
WI Hlth & Ed—Wheaton Franciscan Hlth	5.00%	8/15/2013	A-		5,000	5,083,950

Total						321,676,925

Housing 0.26%
CA Stwde—American Baptist	2.40%	10/1/2020	BBB		1,250	1,248,300
Minneapolis MFH—Riverside Plaza	6.00%	11/1/2013	NR		3,380	3,387,030
WA Hsg—Emerald Heights	3.00%	7/1/2016	A-	(c)	1,020	1,059,046
WA Hsg—Emerald Heights	4.00%	7/1/2018	A-	(c)	1,000	1,087,120

Total						6,781,496

Lease Obligations 11.15%
Anaheim Pub Fin Auth (AGM)	6.00%	9/1/2014	AA-		1,500	1,614,750
Atlanta Dtown Dev—Undg Atlanta (AG)	5.00%	7/1/2014	Aa2		3,500	3,636,255
CA Pub Wks—Various Cap Proj	5.00%	11/1/2018	A2		2,000	2,387,380

18	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
SHORT DURATION TAX FREE FUND March 31, 2013

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Lease Obligations (continued)
CA Pub Wks—Various Cap Proj	5.00%		10/1/2014	A2	$14,175	$15,130,111
CA Pub Wks—Various Cap Proj	5.00%		4/1/2018	A2	2,800	3,294,956
Cleveland COP—Cleveland Stadium	5.00%		11/15/2014	A	5,320	5,589,086
Cleveland COP—Cleveland Stadium	5.00%		11/15/2015	A	5,420	5,975,550
Erie Co IDA—Sch Facs	5.00%		5/1/2018	AA-	3,000	3,561,540
Golden Empire Schs—Kern HSD	0.57%	#	5/1/2013	NR	20,000	20,001,800
IN Office Bldg Commn—New Castle Corr (NPFGC)(FGIC)	5.25%		7/1/2016	Aa1	1,785	2,008,250
Indianapolis Local Pub Impt Bd Bk (AMBAC)	5.00%		1/1/2014	Aa2	4,205	4,352,806
KY Ppty & Bldgs Commn—Proj #82 (AGM)	5.25%		10/1/2014	AA-	5,500	5,896,220
KY Ppty & Bldgs Commn—Proj #83 (AMBAC)	5.00%		10/1/2015	Aa3	6,085	6,727,698
KY Ppty & Bldgs Commn—Proj #88 (NPFGC)(FGIC)	5.00%		11/1/2014	Aa3	2,815	3,017,990
Los Angeles Co Cap Asset Corp	5.00%		6/1/2015	AA-	4,595	4,978,682
Los Angeles Co Cap Asset Corp	5.00%		12/1/2015	AA-	4,195	4,607,746
Los Angeles Co Pub Wks	5.00%		8/1/2019	AA-	1,000	1,195,170
Los Angeles Mun Impt Corp	5.00%		3/1/2018	A+	5,000	5,789,550
Los Angeles Mun Impt Corp	5.00%		3/1/2019	A+	9,500	11,110,155
Los Angeles USD COP	4.00%		12/1/2014	A+	6,360	6,719,022
Los Angeles USD COP	5.00%		10/1/2017	A+	3,000	3,477,360
Los Angeles USD COP	5.00%		10/1/2018	A+	3,000	3,527,550
MA State GO	0.78%	#	2/1/2015	AA+	2,500	2,517,225
Maricopa Co PFC (AMBAC)	5.00%		7/1/2014	AA+	3,000	3,173,820
MI Bldg Auth	5.00%		10/15/2014	Aa3	2,000	2,142,100
MI Fin Auth—Detroit Sch Dist	5.00%		6/1/2016	A+	11,500	12,402,405
MI Mun Bd Auth—Loc Govt Ln Prog	5.00%		5/1/2014	Aa2	4,050	4,252,864
Miami Dade Co Entlmt GTD (NPFGC)(FGIC)	5.00%		8/1/2014	Aa3	5,665	5,989,435
MN State Gen Fund	5.00%		3/1/2018	AA	8,000	9,508,640
NJ Ed Facs—Higher Ed Cap Impt (AGM)	5.00%		9/1/2014	AA-	2,975	3,162,990
NJ EDA—Sch Facs	5.00%		3/1/2019	A+	16,500	19,621,140
NJ EDA—Sch Facs	5.00%		3/1/2017	A+	20,000	23,077,400
NJ EDA—Sch Facs	5.25%		3/1/2014	A+	2,625	2,744,621
NJ EDA—Sch Facs Rmkt (AGM)	5.00%		9/1/2029	AA-	5,000	5,552,600
NJ EDA—Sch Facs Rmkt (AGM)	5.00%		9/1/2020	AA-	1,830	1,951,549
NJ State COP—Equip Lease COP	5.00%		6/15/2015	A+	3,150	3,323,281
NJ Trans Trust Fund (AGM)	5.75%		12/15/2014	AA-	2,910	3,173,471

See Notes to Financial Statements.	19

Schedule of Investments (unaudited)(continued)
SHORT DURATION TAX FREE FUND March 31, 2013

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Lease Obligations (continued)
NJ Trans Trust Fund (NPFGC)	5.50%		12/15/2016	A+	$1,225	$1,433,005
NY Dorm—Cons Svc Contract	4.00%		7/1/2014	AA-	1,425	1,487,700
NY Dorm—Mental Hlth	5.00%		2/15/2014	AA-	7,075	7,359,415
NY Twy Auth	5.00%		4/1/2018	AA-	7,500	8,929,725
NYC TFA—Bldg Aid (AGM)	5.00%		1/15/2014	AA-	3,000	3,111,690
Palm Beach Co Sch Brd COP	5.00%		8/1/2032	Aa3	2,500	2,820,325
Philadelphia Redev Auth	5.00%		4/15/2017	A2	1,135	1,283,242
Philadelphia Redev Auth	5.00%		4/15/2018	A2	1,670	1,919,966
PR Pub Bldg Auth GTD	5.75%		7/1/2016	BBB-	4,145	4,458,776
Sacramento USD Rmkt COP (AGM)	3.12%	#	3/1/2040	A3	3,530	3,538,013
Salt Lake Co Mun Bldg Auth	4.00%		12/1/2014	AA+	1,000	1,061,600
San Diego Conv Ctr Fing Auth	4.00%		4/15/2016	A+	1,665	1,803,978
San Diego Conv Ctr Fing Auth	4.00%		4/15/2017	A+	1,250	1,374,438
San Diego Conv Ctr Fing Auth	4.00%		4/15/2018	A+	2,100	2,330,979
San Francisco City & Co COP	5.00%		9/1/2017	AA-	12,640	14,638,510
Santa Clara Co Fin Auth	5.00%		11/15/2014	AA	2,670	2,858,262
Scago Ed Facs Corp—Pickens Sch Dist (AGM)	5.00%		12/1/2013	AA-	1,000	1,030,400
SW Allen Multi Sch Bldg Corp (NPFGC)	5.00%		1/15/2014	Aa2	2,705	2,800,676
VA Biotech Research Ptnrs—Cons Labs	4.00%		9/1/2014	AA+	3,270	3,440,727

Total						294,874,595

Other Revenue 5.21%
Austin Convention†	6.00%		1/1/2015	Ba2	1,580	1,671,514
CA Stwde—Prop 1A	5.00%		6/15/2013	A1	5,000	5,047,750
Farmington Poll Ctl—El Paso Elec	1.875%		6/1/2032	BBB	5,000	5,012,850
FL Brd Ed—Lottery Rev	5.00%		7/1/2014	AAA	5,000	5,287,150
FL Brd Ed—Lottery Rev (AMBAC)	5.00%		7/1/2015	AAA	3,200	3,525,504
Florence Twn IDA—Legacy Trad Sch	4.00%		7/1/2018	BB	500	496,005
IL Fin Auth—Prairie Power Rmkt	3.00%		7/1/2042	A	10,000	10,201,200
IN Bd Bk—Common School Fund (NPFGC)	4.75%		2/1/2014	Baa2	4,000	4,046,120
Indianapolis Local Pub Impt Bd Bk	5.00%		6/1/2022	A1	4,040	4,768,250
Maricopa Co Poll Ctl—NM Pub Svc	4.00%		6/1/2043	BBB-	10,000	10,356,200
MI Fin Auth—Detroit Sch Dist	5.00%		6/1/2015	A+	1,700	1,822,638
MI Fin Auth—Detroit Sch Dist	5.00%		6/1/2016	A+	1,600	1,759,200
MI Strategic Fd—Waste Mgmt	2.80%		12/1/2013	BBB	3,000	3,046,470
Minneapolis National Marrow Donor Prog	4.00%		8/1/2014	BBB	4,060	4,201,329
Minneapolis National Marrow Donor Prog	4.00%		8/1/2015	BBB	4,535	4,758,394
Mohave Co IDA—Mohave Prison	7.00%		5/1/2013	BBB+	5,000	5,023,000

20	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
SHORT DURATION TAX FREE FUND March 31, 2013

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Other Revenue (continued)
NJ EDA—Dow Chem	0.40%		12/1/2021	BBB	$6,710	$6,710,000
NYC Cultural—Whitney Museum	5.00%		7/1/2017	A	6,175	7,140,276
PA Econ Dev—PPL Energy Supply	3.00%		12/1/2038	BBB	3,000	3,119,940
PA Econ Dev—PPL Energy Supply Rmkt	3.00%		12/1/2037	BBB	12,000	12,479,760
PA IDA—Economic Dev	5.00%		7/1/2018	A1	2,595	3,062,853
PR Comwlth Govt Dev Bank Rmkt GTD (NPFGC)	4.75%		12/1/2015	BBB-	10,000	10,144,000
PR Elec Pwr Auth	5.00%		7/1/2018	BBB+	10,040	10,810,168
Public Gas Partners Inc	5.00%		10/1/2014	A+	3,000	3,199,350
Wise Co IDA—VA Elec & Pwr CO	2.375%		11/1/2040	A-	10,000	10,271,600

Total						137,961,521

Special Tax 0.34%
CA Reassmt Dist 12/1 Irvine	4.00%		9/2/2018	BBB+	1,250	1,395,337
CA Reassmt Dist 12/1 Irvine	4.00%		9/2/2017	BBB+	2,000	2,219,080
Denver Urban Renewal—Stapleton	4.00%		12/1/2014	Aa3	5,045	5,285,092

Total						8,899,509

Tax Revenue 3.90%
Akron PIT	3.00%		12/1/2014	AA+	1,465	1,526,501
Akron PIT	4.00%		12/1/2015	AA+	3,190	3,460,863
Akron PIT	4.00%		12/1/2016	AA+	4,090	4,536,219
AL Pub Sch & Clg Auth	5.00%		5/1/2015	Aa1	2,800	3,066,224
CA State Economic Recovery	5.25%		7/1/2014	Aa3	3,870	4,108,237
CA State Economic Recovery (NPFGC)(FGIC)	5.25%		7/1/2014	Aa3	1,610	1,709,112
CA State Economic Recovery ETM	5.25%		7/1/2014	Aaa	1,130	1,200,150
Contra Costa Trsp—Sales Tax	0.506%	#	3/1/2034	AA+	14,500	14,555,825
Des Moines ISD	5.00%		6/1/2015	A+	2,810	3,094,906
IL State—Unemployment Insurance Fund Bldg	5.00%		12/15/2018	AA	5,000	5,675,700
MA Spl Oblig—Fed Hwy GANs (AGM)	5.00%		12/15/2014	AAA	7,000	7,551,180
MTA NY—Dedicated Tax	4.00%		11/15/2018	AA	4,490	5,176,117
NJ EDA—Cigarette Tax	5.00%		6/15/2016	BBB+	1,880	2,096,050
NJ EDA—Cigarette Tax	5.00%		6/15/2018	BBB+	8,500	9,867,140
NJ EDA—Cigarette Tax	5.00%		6/15/2017	BBB+	3,000	3,425,790
NJ EDA—Cigarette Tax ETM	5.375%		6/15/2014	Aaa	2,560	2,717,747
NY LGAC	5.00%		4/1/2015	AAA	2,475	2,702,502
NY UDC—PIT	5.00%		3/15/2017	AAA	10,000	11,672,300

See Notes to Financial Statements.	21

Schedule of Investments (unaudited)(continued)
SHORT DURATION TAX FREE FUND March 31, 2013

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Tax Revenue (continued)
NYC TFA—Future Tax	5.00%		11/1/2016	AAA	$5,500	$6,351,070
Orlando Redev TIF	5.00%		9/1/2014	A	2,000	2,088,460
Volusia Co Sch Brd (NPFGC)	5.00%		10/1/2013	BBB+	4,150	4,187,557
WV Sch Bldg Auth—Lottery	5.00%		7/1/2014	AAA	2,290	2,417,965

Total						103,187,615

Tobacco 1.53%
Buckeye Tobacco	5.00%		6/1/2014	A1	5,500	5,744,750
Railsplitter Tobacco Settlement Auth	5.00%		6/1/2015	A	8,085	8,736,570
Railsplitter Tobacco Settlement Auth	5.25%		6/1/2021	A	5,020	6,062,102
Tobacco Settlement Fin Corp	4.50%		6/1/2023	B1	7,500	7,499,625
Tobacco Settlement Fin Corp	5.00%		6/1/2018	A3	5,000	5,591,650
Tobacco Settlement Fin Corp	5.00%		6/1/2017	AA-	5,850	6,837,831

Total						40,472,528

Transportation 8.10%
Alameda Corridor Trsp Auth	5.00%		10/1/2019	A-	1,000	1,198,700
Bay Area Toll Auth	0.82%	#	4/1/2047	AA	8,000	8,009,120
Bay Area Toll Auth Rmkt	1.006%	#	4/1/2045	AA	15,000	15,151,500
Chicago Midway Arpt	5.00%		1/1/2034	A-	2,725	2,911,526
CT Spl Tax—Trans Infra	5.00%		12/1/2014	AA	10,000	10,774,700
Delaware River Jt Toll Brdg Commn (NPFGC)	5.50%		7/1/2014	A2	2,455	2,609,616
DFW Arpt	4.00%		11/1/2014	A+	2,500	2,635,700
E470 Pub Hwy Auth (NPFGC)	5.00%		9/1/2039	Baa2	3,450	3,503,613
E470 Pub Hwy Auth (NPFGC)	5.00%		9/1/2039	Baa2	6,550	6,651,787
Fairfax Co EDA—Silver Line Phase I	5.00%		4/1/2017	AA	2,000	2,305,700
GA Rd & Twy Auth (NPFGC)	5.00%		6/1/2014	AA-	1,000	1,050,590
Harris Co Toll Rd	0.76%	#	8/15/2021	Aa3	4,000	4,005,960
Houston Arpt	5.00%		7/1/2017	A	1,500	1,738,530
Illinois St Toll Hwy Auth Toll Highway Rev Sr Priority—Ser A (AGM)	5.00%		1/1/2018	AA-	5,205	5,741,896
LA Offshore Term Auth—LOOP LLC	2.10%		10/1/2040	A-	3,500	3,549,140
MBTA	5.25%		7/1/2013	AAA	75	75,927
MD Dept Trans	5.00%		6/1/2020	AAA	5,175	6,456,071
MTA NY	0.976%	#	11/1/2030	A	7,500	7,520,775
MTA NY	5.00%		11/15/2018	A	3,235	3,873,492
MTA NY—Dedicated Tax	5.00%		11/15/2014	AA	1,000	1,074,720
NC State GARVEE	4.00%		3/1/2023	AA	10,000	11,181,100

22	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
SHORT DURATION TAX FREE FUND March 31, 2013

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Transportation (continued)
NJ Tpk Auth	5.00%		1/1/2020	A+	$5,000	$6,050,650
NJ Trans Trust Fund (NPFGC)	5.25%		12/15/2014	A+	5,000	5,410,400
NJ Trans Trust Fund (NPFGC)(FGIC)	5.00%		6/15/2015	A1	2,950	3,235,295
NJ Trans Trust Fund (NPFGC)(FGIC)	5.25%		12/15/2018	A+	5,000	5,564,600
NY Twy Auth	5.00%		1/1/2016	A+	500	557,175
NY Twy Auth	5.00%		1/1/2018	A+	1,250	1,460,225
NY Twy Auth—Hwy & Brdg	5.00%		4/1/2018	AA	3,405	4,054,095
OH Infrastructure	5.50%		6/15/2014	AA	1,460	1,549,586
Orlando & Orange Co Expwy Auth	5.00%		7/1/2018	A	4,000	4,750,120
PA Tpk Commn	0.67%	#	12/1/2016	Aa3	10,000	10,012,400
PA Tpk Commn	0.80%	#	12/1/2018	Aa3	5,500	5,504,070
PA Tpk Commn	5.00%		6/1/2014	A-	3,250	3,422,217
PA Tpk Commn (NPFGC)(FGIC)	5.50%		12/1/2013	Aa3	825	853,875
PR Hwy & Trans Auth (AGM)	5.50%		7/1/2014	AA-	5,000	5,232,850
South Jersey Trans Auth	4.00%		11/1/2013	A-	4,000	4,069,880
Southeastern PA Transp Auth	5.00%		6/1/2017	A+	1,225	1,405,847
Southeastern PA Transp Auth	5.00%		6/1/2018	A+	1,280	1,496,806
Tri Co Met Trsp Dist	3.00%		11/1/2018	Aa3	8,400	9,006,816
Triborough Brdg & Tunl Auth	5.00%		11/15/2018	AA-	3,750	4,548,975
Triborough Brdg & Tunl Auth	5.00%		11/15/2019	AA-	5,000	6,144,300
Triborough Brdg & Tunl Auth (NPFGC)	5.50%		11/15/2021	A+	6,345	8,083,022
WA St GARVEE—520 Corridor	5.00%		9/1/2017	AA	16,930	19,917,129
WI Trans (AMBAC)	5.00%		7/1/2013	AA+	20	20,235
WI Trans ETM (AMBAC)	5.00%		7/1/2013	Aa2	55	55,644

Total						214,426,375

Utilities 14.40%
Amr Muni Pwr—Fremont Energy	5.00%		2/15/2016	A1	675	753,341
Amr Muni Pwr—Fremont Energy	5.00%		2/15/2017	A1	1,000	1,149,690
Amr Muni Pwr—Fremont Energy	5.00%		2/15/2018	A1	2,900	3,401,381
Austin Elec Utility Sys (AGM)	5.00%		5/15/2014	AA-	1,875	1,971,637
Burke Co Dev—GA Power	1.40%		11/1/2048	A	4,000	4,036,280
Butler Co Sewer Sys (AGM)	5.00%		12/1/2013	Aa3	1,225	1,256,532
CA Dept Wtr Res Pwr	5.00%		5/1/2020	AA-	3,780	4,659,493
Central Plains—Goldman Sachs	5.00%		12/1/2014	B2	3,050	3,254,106
Detroit Sewer	5.00%		7/1/2014	A+	1,000	1,041,320
Detroit Sewer	5.00%		7/1/2015	A+	1,000	1,079,020
Detroit Sewer	5.00%		7/1/2017	A+	1,000	1,124,070

See Notes to Financial Statements.	23

Schedule of Investments (unaudited)(continued)
SHORT DURATION TAX FREE FUND March 31, 2013

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Utilities (continued)
East Bay MUD Wastewater	0.44%	#	6/1/2038	AAA	$5,500	$5,500,110
Energy Northwest—Proj 1 (NPFGC)	5.25%		7/1/2013	Aa1	180	182,234
Escambia Co Solid Waste—Gulf Pwr	1.35%		4/1/2039	A	7,500	7,527,150
FL Dept Env Protn—Florida Forever (NPFGC)	5.00%		7/1/2014	AA-	5,180	5,481,476
Floyd Co Dev—GA Power Rmkt	0.85%		7/1/2022	A	5,000	5,014,300
Guam Pwr Auth (AGM)	5.00%		10/1/2019	AA-	1,000	1,170,570
Houston Util Sys (SIFMA)	0.87%	#	5/15/2034	AA	23,000	23,139,840
IL Fin Auth—Peoples Gas	2.125%		3/1/2030	A1	12,750	12,988,425
IL Fin Auth—Peoples Gas	2.625%		2/1/2033	A1	4,000	4,148,240
IL MEAG (NPFGC)(FGIC)	5.00%		2/1/2014	A+	1,000	1,037,120
IN Fin Auth—Indianapolis Pwr & Light	4.90%		1/1/2016	A3	10,000	10,902,100
Indianapolis Util Dist (NPFGC)(FGIC)	4.00%		6/1/2014	AA-	3,535	3,675,092
Intermountain Pwr Agy	5.50%		7/1/2014	A+	3,900	3,950,388
Kissimmee Util Auth (AGM)	5.25%		10/1/2014	A1	1,000	1,071,260
Lakeland Energy	0.87%	#	10/1/2017	AA	17,000	17,094,010
Long Island Power Auth	4.00%		5/1/2018	A-	3,940	4,434,194
Long Island Power Auth	5.00%		5/1/2014	A-	2,790	2,926,933
Los Alamos Co Util Sys (AGM)	5.00%		7/1/2014	AA-	4,410	4,450,660
Los Angeles Wastewater	5.00%		6/1/2018	AA	3,000	3,603,780
Louisville/Jeff Co Met—Louisville Gas & Elec Co	1.15%		6/1/2033	A2	3,750	3,751,500
Louisville/Jeff Co Met—Louisville Gas & Elec Co	1.60%		6/1/2033	A-	4,000	4,074,560
Louisville/Jeff Co Met Swr Dist	4.00%		5/15/2013	AA	5,000	5,021,850
Louisville/Jeff Co Met Swr Dist	5.00%		5/15/2014	AA	9,505	9,979,585
Louisville/Jeff Co Poll Ctl—Louisville Gas & Elec Co	1.65%		10/1/2033	A2	6,000	6,119,340
MEAG—Proj 1	5.00%		1/1/2018	A	3,145	3,689,745
MEAG—Proj 1	5.00%		1/1/2021	A	7,000	8,510,740
Met Govt Nashville Water & Sewer	5.00%		7/1/2018	A+	4,415	5,250,362
Morehouse Parish Poll Ctl—Intl Paper	5.25%		11/15/2013	BBB	2,855	2,936,025
MS Bus Fin Corp—Coast Elec Pwr Rmkt	0.50%		5/1/2037	A	4,861	4,861,049
Navajo Co Poll Ctl—AZ Pub Svc	5.50%		6/1/2034	BBB+	5,000	5,275,200
NC Eastern Muni Pwr	5.00%		1/1/2015	A-	1,000	1,075,320
NC Eastern Muni Pwr	5.50%		1/1/2014	A-	5,000	5,188,550
NC Muni Pwr Agy #1—Catawba Elec	5.00%		1/1/2018	A	15,000	17,605,800
NY Energy—NY St Elec & Gas Corp	2.25%		12/1/2015	BBB+	10,000	10,292,700

24	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
SHORT DURATION TAX FREE FUND March 31, 2013

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Utilities (continued)
OH Air Quality—Columbus So Pwr	3.875%		12/1/2038	Baa1	$3,500	$3,607,590
OH Air Quality—FirstEnergy	2.25%		8/1/2029	BBB-	5,000	5,059,800
OH Air Quality—FirstEnergy	5.75%		6/1/2033	BBB-	5,400	6,024,186
OH Air Quality—OH Power CO	3.25%		6/1/2041	Baa1	4,000	4,095,400
OH Wtr Dev Auth	0.52%	#	7/15/2035	AAA	7,500	7,500,975
PA Econ Dev—Philadelphia Biosolids	5.00%		1/1/2014	Baa3	1,000	1,025,490
Peninsula Ports Auth—Dominion Proj	2.375%		10/1/2033	A-	5,000	5,143,250
Philadelphia Gas Works	5.00%		8/1/2014	BBB+	3,000	3,166,470
PR Aqueduct & Swr Auth	5.00%		7/1/2019	BB+	10,350	10,673,748
PR Elec Pwr Auth	5.25%		7/1/2018	BBB+	10,000	10,886,300
Rockport Poll Ctl—IN Michigan Pwr	6.25%		6/1/2025	BBB	1,000	1,059,870
Salt River Imp & Pwr Dist	4.00%		1/1/2015	Aa1	2,550	2,709,400
San Antonio Elec & Gas	2.00%		12/1/2027	Aa2	7,500	7,768,950
So MN Muni Pwr Agy (AMBAC)	5.25%		1/1/2015	A+	5,000	5,400,100
Southern CA Met Wtr	3.00%		7/1/2035	AAA	6,000	6,319,140
Southern CA Met Wtr	3.50%		7/1/2037	AAA	9,515	10,429,201
TEAC—Goldman Sachs	5.00%		9/1/2013	A-	3,615	3,679,600
TEAC—Goldman Sachs	5.25%		9/1/2018	A-	5,755	6,626,710
TEAC—Goldman Sachs	5.25%		9/1/2020	A-	10,445	12,161,949
Truckee Meadows Water Auth	5.00%		7/1/2014	Aa2	10,420	10,920,681
Truckee Meadows Water Auth	5.00%		7/1/2015	Aa2	5,000	5,489,700
TX Muni Gas Acq & Supply—Macquarie	5.00%		12/15/2018	A3	3,000	3,392,610
TX Muni Gas Acq & Supply—Macquarie	5.00%		12/15/2019	A3	1,000	1,142,700
Vernon Elec Sys	3.75%		8/1/2013	A-	7,900	7,957,986
Vernon Elec Sys	5.25%		8/1/2014	A-	1,000	1,047,060
York Co EDA—VA Elec & Pwr	4.05%		5/1/2033	A-	2,000	2,069,820

Total						381,015,764

Total Municipal Bonds (cost $2,136,895,890)						2,182,712,036

SHORT-TERM INVESTMENTS 15.98%

Municipal Bonds 0.97%
General Obligation
CA Sch Cash Reserve Prog	2.00%		10/1/2013	NR	6,500	6,550,554
Seaside Heights GO	2.00%		12/19/2013	NR	4,100	4,126,650
Suffolk Co TAN	2.00%		8/14/2013	NR	15,000	15,087,900

Total Municipal Bonds (cost $25,748,288)						25,765,104

See Notes to Financial Statements.	25

Schedule of Investments (unaudited)(continued)
SHORT DURATION TAX FREE FUND March 31, 2013

Investments	Interest Rate#	Interest Rate Reset Date(d)	Final Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value

Variable Rate Demand Notes 15.01%

Corporate-Backed 0.47%
Met Govt Nashville IDA— Commerce St	0.90%	4/4/2013	1/1/2014	NR		$505	$505,000
MS Bus Fin Corp—Grand Alliance	0.62%	4/4/2013	1/1/2033	BBB		11,915	11,915,000

Total							12,420,000

Education 1.68%
Birmingham Ed—Miles Clg	0.90%	4/4/2013	2/1/2029	Baa3		1,385	1,385,000
Met Govt Nashville H & E— Fisk Univ	0.70%	4/4/2013	12/1/2020	Baa3		4,735	4,735,000
NH Hlth & Ed—Univ Sys of NH	0.15%	4/1/2013	7/1/2033	A+		33,370	33,370,000
OH Hi Ed—Univ Dayton	1.37%	4/4/2013	7/1/2016	A		5,000	5,026,900

Total							44,516,900

General Obligation 4.39%
Anaheim City COP (NPFGC)†	0.27%	4/1/2013	7/16/2023	A	(c)	11,995	11,995,000
IL State GO	2.00%	4/3/2013	10/1/2033	A2		17,900	17,900,000
NYC GO	0.18%	4/1/2013	8/1/2038	AAA		27,050	27,050,000
NYC GO	0.19%	4/1/2013	1/1/2036	BBB		32,160	32,160,000
NYC GO	0.22%	4/1/2013	4/1/2035	AA		27,000	27,000,000

Total							116,105,000

Health Care 4.36%
CO Hlth Facs—North CO Med Ctr	0.24%	4/1/2013	5/15/2030	AA		29,615	29,615,000
CO Hlth Facs—North CO Med Ctr	0.24%	4/1/2013	5/15/2020	AA		13,470	13,470,000
Gulf Shores Med—Colonial Pinnacle	0.62%	4/4/2013	7/1/2034	Baa3		3,210	3,210,000
MD Hlth & Hi Ed—LifeBridge Hlth (AG)	0.32%	4/4/2013	1/1/2038	AA-		13,110	13,110,000
NJ Hlth—Christian Hlth Care Ctr	0.34%	4/4/2013	7/1/2038	A-		8,935	8,935,000
OK DFA—Integris Baptist (AG)	0.15%	4/1/2013	8/15/2035	AA-		37,045	37,045,000
Santa Ana Hlth—Twn & Cntry Manr	0.18%	4/1/2013	10/1/2020	A-		8,700	8,700,000
WI Hlth & Ed—Pooled Loan Fin	0.87%	4/3/2013	2/1/2022	A3		1,225	1,225,000

Total							115,310,000

26	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)
SHORT DURATION TAX FREE FUND March 31, 2013

Investments	Interest Rate#	Interest Rate Reset Date(d)	Final Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Housing 0.11%
Northport MFH—Northbrook	0.80%	4/4/2013	7/1/2018	BBB	$2,805	$2,805,000

Lease Obligations 1.67%
Glendale COP	0.15%	4/4/2013	6/1/2030	AA+	19,100	19,100,000
Palm Beach Co Sch Brd COP	0.57%	4/1/2013	8/1/2029	BBB	25,000	25,000,000

Total						44,100,000

Other Revenue 0.51%
Morton Grove Cultural—IL
Holocaust Mus	0.22%	4/4/2013	12/1/2041	A3	4,800	4,800,000
WI Hlth & Ed—Maranatha Baptist	0.87%	4/4/2013	8/1/2026	BBB+	8,850	8,850,000

Total						13,650,000

Tax Revenue 0.24%
MidCities Co Met District #1	0.45%	4/4/2013	12/1/2020	A+	6,425	6,425,000

Transportation 1.20%
Orlando & Orange Co Expwy Auth	0.19%	4/4/2013	7/1/2040	AA+	31,700	31,700,000

Utilities 0.38%
Vallejo Water	0.25%	4/3/2013	6/1/2031	A+	10,140	10,140,000

Total Variable Rate Demand Notes (cost $397,145,001)						397,171,900

Total Short-Term Investments (cost $422,893,289)						422,937,004

Total Investments in Securities 98.48% (cost $2,559,789,179)						2,605,649,040

Cash and Other Assets in Excess of Liabilities 1.52%						40,206,448

Net Assets 100.00%						$2,645,855,488

See Notes to Financial Statements.	27

Schedule of Investments (unaudited)
INTERMEDIATE TAX FREE FUND March 31, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value

MUNICIPAL BONDS 97.68%

Corporate-Backed 5.53%
AL IDA—Office Max Rmkt AMT	6.45%	12/1/2023	B2		$2,300	$2,309,522
Allegheny Co IDA—US Steel	5.50%	11/1/2016	BB		1,500	1,566,630
Allegheny Co IDA—US Steel	6.50%	5/1/2017	BB		3,315	3,582,421
Allegheny Co IDA—US Steel	6.75%	11/1/2024	BB		3,800	4,220,356
Alliance Arpt—FedEx AMT	4.85%	4/1/2021	Baa1		1,000	1,071,280
Babylon IDA—Covanta	5.00%	1/1/2019	AA		4,000	4,436,880
Beaver Co IDA—FirstEnergy Rmkt	2.50%	12/1/2041	BBB-		6,000	6,068,700
Burke Co Dev—GA Power	1.75%	12/1/2049	A		15,000	15,321,450
Charlotte Spl Facs—US Airways AMT	5.60%	7/1/2027	NR		5,000	5,004,650
Citizens Property Insurance Corp	5.00%	6/1/2018	A+		10,000	11,731,800
Citizens Property Insurance Corp	5.25%	6/1/2017	A+		7,000	8,147,230
Citizens Property Insurance Corp	6.00%	6/1/2016	A+		12,600	14,542,542
Clayton Co SFR—Delta Airlines AMT	9.00%	6/1/2035	B-		3,300	3,666,333
DeSoto Parish Env Impt—Intl Paper AMT	4.75%	3/1/2019	BBB		6,480	6,824,930
Farmington Poll Ctl—NM Pub Svc	4.75%	6/1/2040	BBB-		10,000	10,838,300
Greater Orlando Aviation—Jet Blue AMT(a)	5.00%	11/15/2026	NR		2,000	2,098,700
Gulf Coast IDA—CITGO AMT	4.875%	5/1/2025	BB+		4,000	4,105,520
IN Fin Auth—US Steel	6.00%	12/1/2019	BB		5,000	5,427,200
Intl Falls Poll Ctl—Office Max	5.65%	12/1/2022	NR		1,000	1,001,010
Jay Solid Waste—Intl Paper AMT	4.90%	11/1/2017	BBB		2,890	3,014,877
LA Citizens Property Insurance Corp (AMBAC)	5.00%	6/1/2021	A-		3,500	3,847,130
LA Env Facs—Westlake Chem Rmkt	6.50%	8/1/2029	BBB-		6,630	7,910,120
Love Field Arpt—Southwest Airlines AMT	5.00%	11/1/2028	BBB-		1,800	2,010,294
MA Port Auth—Delta Airlines AMT (AMBAC)	5.50%	1/1/2022	NR		1,500	1,503,930
Martin Co IDA—Indiantown Cogen AMT	4.20%	12/15/2025	Ba1		4,500	4,516,425
MD EDC—Chesapeake Bay Hyatt	5.00%	12/1/2016	NR		2,570	2,254,044
MD IDA—Synagro-Baltimore AMT	5.25%	12/1/2013	BBB+	(c)	750	763,313
MD IDA—Synagro-Baltimore AMT	5.375%	12/1/2014	BBB+	(c)	1,000	1,037,340
Nez Perce Co Poll Ctl—Potlatch	6.00%	10/1/2024	BB+		1,000	1,003,890
NH Poll Ctl—United Illuminating AMT	4.50%	7/1/2027	BBB		5,000	5,304,650
Niagara Area Dev Corp—Covanta	4.00%	11/1/2024	Ba2		5,300	5,456,297
NJ EDA—Continental Airlines AMT	4.875%	9/15/2019	B		5,000	5,126,350
NJ EDA—Continental Airlines AMT	5.125%	9/15/2023	B		6,725	6,947,463
NJ EDA—Continental Airlines AMT	5.25%	9/15/2029	B		13,820	14,273,849

28	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
INTERMEDIATE TAX FREE FUND March 31, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Corporate-Backed (continued)
NYC Cap Res—Arthur Mgmt	7.00%	8/1/2025	NR	$5,000	$5,418,600
NYC IDA—Jetblue AMT	5.00%	5/15/2020	B-	2,730	2,729,809
NYC IDA—TRIPS AMT	5.00%	7/1/2028	BBB-	3,500	3,779,265
PA Econ Dev—Waste Mgmt	1.75%	12/1/2033	BBB	5,500	5,646,080
Port Corpus Christi Auth—Union Pacific	5.65%	12/1/2022	NR	2,400	2,426,688
Seminole Tribe Spl Oblig†	5.125%	10/1/2017	BBB-	2,450	2,563,631
St Charles Parish—Valero Energy	4.00%	12/1/2040	BBB	6,000	6,593,340
Valdez Marine Term—BP	5.00%	1/1/2021	A	2,800	3,402,028
Valdez Marine Term—BP	5.00%	1/1/2021	A	10,000	12,150,100
West Pace Coop Dist	9.125%	5/1/2039	NR	4,950	4,831,794
Whiting Env Facs—BP Rmkt	5.25%	1/1/2021	A	6,000	7,397,220
WI PFA—TRIPS AMT	5.25%	7/1/2028	BBB-	3,750	4,105,988

Total					237,979,969

Education 4.73%
Adams Co IDA—Gettysburg Clg	5.00%	8/15/2020	A	1,760	2,059,482
Arizona State Univ	5.00%	7/1/2019	AA-	2,090	2,428,308
AZ Brd Regents COP—ASU (NPFGC)	5.00%	7/1/2022	AA-	3,465	3,920,613
AZ Brd Regents COP—Univ of AZ	5.00%	6/1/2020	AA-	5,000	6,010,800
AZ Brd Regents COP—Univ of AZ	5.00%	6/1/2021	AA-	6,745	8,103,983
CA Fin Auth—Biola Univ	5.625%	10/1/2023	Baa1	1,015	1,125,797
CA State Univ Sys	5.00%	11/1/2024	Aa2	5,000	6,023,800
CA Stwde—Thomas Jeff Sch of Law†	7.25%	10/1/2032	BB	1,000	1,022,630
Cleveland State Univ	5.00%	6/1/2024	A+	1,775	2,076,395
Cuyahoga CCD	5.00%	8/1/2020	Aa2	1,800	2,155,680
DC University Rev—Georgetown Univ	5.00%	4/1/2030	A-	5,000	5,825,850
Fulton Co Dev—GA Tech Athletic Assoc	5.00%	10/1/2022	A2	17,480	21,285,046
Harris Co Cultural Ed—Baylor Clg / Med	5.00%	11/15/2019	A-	1,910	2,192,145
Hudson Co BAN	1.00%	12/6/2013	NR	15,000	15,060,000
IL Fin Auth—IL Inst of Tech	5.00%	4/1/2016	Baa3	2,500	2,644,375
IL Fin Auth—IL Inst of Tech	5.00%	4/1/2020	Baa3	1,000	1,029,090
IL Fin Auth—IL Inst of Tech	6.50%	2/1/2023	Baa3	2,000	2,234,360
IL Fin Auth—Loyola Univ Chicago	5.00%	7/1/2025	A	8,620	10,009,975
IL Fin Auth—Univ of Chicago	5.50%	7/1/2021	Aa1	5,000	6,086,700
MA Hlth & Ed—Harvard Univ	5.25%	11/15/2019	AAA	2,850	3,532,803
Marietta Dev Auth—Life Univ	6.25%	6/15/2020	Ba3	2,500	2,658,950
MD Hlth & Hi Ed—Wash Christian Admy(e)	5.25%	7/1/2018	NR	250	90,000
MI Hi Ed—Creative Studies	5.00%	12/1/2016	Baa3	1,235	1,370,949

See Notes to Financial Statements.	29

Schedule of Investments (unaudited)(continued)
INTERMEDIATE TAX FREE FUND March 31, 2013

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Education (continued)
MI Hi Ed—Creative Studies	5.25%		12/1/2018	Baa3	$1,120	$1,237,499
MO Hlth & Ed—Washington Univ	5.25%		3/15/2018	AAA	660	800,111
NC Cap Facs—High Point Univ	5.00%		5/1/2032	BBB+	2,500	2,745,200
NH Hlth & Ed—Univ Sys of NH	5.50%		7/1/2020	Aa3	1,890	2,281,381
NJ Ed Facs—Higher Ed Cap Impt (AGM)	5.00%		9/1/2019	AA-	4,270	4,513,048
NJ Ed Facs—Univ Med & Dent	6.50%		12/1/2019	Baa1	5,595	6,919,392
NY Dorm—Montefiore Med Ctr (NPFGC)(FGIC)(FHA)	5.00%		2/1/2022	NR	2,500	2,653,400
NY Dorm—Pace Univ	4.00%		5/1/2022	BBB-	1,000	1,086,390
NY Dorm—Pace Univ	5.00%		5/1/2021	BBB-	1,750	2,056,985
NY Dorm—Pace Univ	5.00%		5/1/2023	BBB-	1,000	1,168,070
NY Dorm—Pace Univ	5.00%		5/1/2026	BBB-	1,000	1,144,720
OH Hi Ed—Ashland Univ	6.25%		9/1/2024	B3	3,900	4,163,796
PA Hi Ed	5.00%		6/15/2019	Aa3	2,455	2,892,653
PA Hi Ed	5.25%		6/15/2018	Aa3	1,000	1,202,430
PA Hi Ed—Shippensburg Univ	5.00%		10/1/2030	BBB-	1,000	1,117,710
PA Hi Ed—UPenn	5.00%		9/1/2019	AA+	3,450	4,230,355
PR Indl Tourist—Inter American Univ	5.00%		10/1/2019	A-	1,000	1,115,970
PR Indl Tourist—Inter American Univ	5.00%		10/1/2020	A-	1,000	1,102,290
PR Indl Tourist—Inter American Univ	5.00%		10/1/2022	A-	350	382,337
RI Hlth & Ed—Pub Sch Fin (AGM)	5.00%		5/15/2018	Aa3	1,855	2,133,102
Texas A&M Univ	5.00%		7/1/2021	AAA	7,870	9,866,698
TX Univ Sys	5.25%		3/15/2019	Aa2	5,000	5,949,100
Univ of Minnesota—Stadium	5.00%		8/1/2018	Aa1	1,000	1,137,640
Univ of North Carolina—Chapel Hill	0.886%	#	12/1/2041	Aaa	15,000	15,133,950
Univ of Pittsburgh	5.00%		9/15/2019	Aa1	2,030	2,457,417
Univ of Texas	5.25%		8/15/2019	AAA	5,000	6,060,950
Univ of Toledo	5.00%		6/1/2018	A+	1,145	1,348,272
Univ of Toledo	5.00%		6/1/2019	A+	2,800	3,332,840
Western MI Univ (AG)	5.25%		11/15/2020	AA-	3,980	4,745,513

Total						203,926,950

General Obligation 18.28%
Anchorage GO (NPFGC)(FGIC)	5.00%		10/1/2020	AA+	5,000	5,679,600
Arkansas City Bldg—So Cent Reg Med	6.25%		9/1/2024	Baa3	2,335	2,722,680
Bellwood GO	5.875%		12/1/2027	NR	3,000	2,972,130
Bellwood GO	6.15%		12/1/2032	NR	2,770	2,732,439
Bexar Co GO	5.25%		6/15/2020	Aaa	3,190	3,450,751

30	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
INTERMEDIATE TAX FREE FUND March 31, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

General Obligation (continued)
Boone McHenry & Dekalb Co CUSD #100 (NPFGC)	5.00%	1/1/2018	Aa3	$2,500	$2,665,275
CA State GO	5.00%	8/1/2018	A1	3,000	3,450,720
CA State GO	5.00%	2/1/2021	A1	21,090	25,635,739
CA State GO	5.00%	9/1/2021	A1	13,685	16,753,724
CA State GO	5.00%	9/1/2021	A1	15,500	18,975,720
CA State GO	5.00%	2/1/2022	A1	20,000	24,398,600
CA State GO	5.25%	10/1/2020	A1	10,000	12,215,300
CA State GO	5.25%	3/1/2022	A1	6,320	7,580,840
CA State GO	5.25%	9/1/2024	A1	10,000	12,048,900
Chabot/Las Positas CCD	5.00%	8/1/2023	Aa3	3,000	3,666,600
Chicago GO	5.00%	1/1/2025	Aa3	7,500	8,516,175
Chicago Pk Dist	5.50%	1/1/2022	AA+	1,750	2,070,338
Cook Co GO	5.00%	11/15/2019	AA	1,405	1,699,839
Cook Co GO	5.00%	11/15/2019	AA	1,500	1,814,775
Cook Co GO	5.00%	11/15/2020	AA	5,000	6,074,450
Cook Co GO	5.00%	11/15/2021	AA	5,000	6,088,950
Cook Co GO	5.00%	11/15/2021	AA	8,435	9,853,430
Cook Co GO	5.00%	11/15/2022	AA	2,000	2,442,220
Cook Co GO	5.00%	11/15/2023	AA	2,000	2,385,380
CT State GO	5.00%	11/1/2018	AA	9,500	11,481,890
CT State GO	5.00%	6/1/2021	AA	10,000	12,409,900
CT State GO	5.00%	5/15/2022	AA	8,615	10,535,025
Cumberland Valley Sch Dist (AGM)	5.00%	11/15/2019	Aa3	3,000	3,318,990
DC GO (BHAC)	5.00%	6/1/2021	AA+	3,500	4,043,970
Delaware Vy Regl Fin Auth (AMBAC)	5.60%	7/1/2017	A2	3,140	3,578,470
Detroit—State Aid GO	4.50%	11/1/2023	AA	13,105	14,215,518
Detroit—State Aid GO	5.00%	11/1/2018	AA	3,320	3,782,941
Florida St Dept Trans	5.00%	7/1/2021	AAA	7,760	9,667,951
Frederick Co	4.00%	8/1/2019	AA+	9,380	10,956,966
Frederick Co	4.00%	8/1/2020	AA+	9,720	11,407,489
Fresno USD (NPFGC)	5.25%	2/1/2024	A+	3,285	3,864,080
Garland ISD	5.00%	2/15/2020	Aaa	2,000	2,389,200
Guam GO	5.75%	11/15/2014	B+	870	894,343
Guam GO	6.75%	11/15/2029	B+	6,475	7,245,331
Gwinnett Co Dev—Gwinnett Co Pub Sch COP (NPFGC)	5.25%	1/1/2020	AA+	5,000	6,119,250
Harris Co GO	5.00%	8/15/2024	AA-	5,000	5,828,800

See Notes to Financial Statements.	31

Schedule of Investments (unaudited)(continued)
INTERMEDIATE TAX FREE FUND March 31, 2013

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

General Obligation (continued)
Henry Co Sch Dist	4.50%		8/1/2022	AA+	$5,000	$6,077,700
HI State GO	5.00%		11/1/2021	AA	13,000	16,257,540
HI State GO (AMBAC)	5.00%		7/1/2015	AA	40	44,040
Houston GO	5.00%		3/1/2018	AA	10,000	11,933,400
Houston GO (AMBAC)	5.00%		3/1/2018	AA	1,875	2,063,625
IL State GO	4.00%		1/1/2022	A2	15,000	15,967,350
IL State GO	5.00%		10/1/2017	A2	4,035	4,123,326
IL State GO	5.00%		8/1/2018	A2	9,000	10,343,070
IL State GO	5.00%		8/1/2023	A2	5,350	6,120,132
IL State GO (NPFGC)	5.50%		8/1/2016	A2	2,255	2,563,213
Kane Cook & De Kalb Co Sch Dist #30 (AG)(AMBAC)	5.00%		1/1/2023	AA-	2,700	2,955,960
Kane Cook & Du Page Co Sch Dist #46	4.50%		1/1/2024	AA-	5,270	5,956,049
Kane Sch Dist #131—Aurora (AG)	5.00%		6/1/2019	AA-	2,730	3,178,948
Katy ISD PSF GTD	0.786%	#	8/15/2036	AAA	17,500	17,658,900
King Co Sch Dist #414—Lake Washington	5.00%		12/1/2019	AA+	2,500	3,024,500
LA State GO	5.00%		9/1/2022	Aa2	5,120	6,315,827
Los Angeles GO	5.00%		9/1/2020	Aa2	6,145	7,599,583
Los Angeles GO	5.00%		9/1/2021	Aa2	5,180	6,459,201
Los Angeles USD (NPFGC)	4.50%		7/1/2025	Aa2	6,290	6,913,213
MD State GO	4.50%		8/1/2019	AAA	10,000	12,032,000
Met Govt Nashville GO	5.00%		1/1/2018	Aa1	8,325	9,885,355
Met Govt Nashville GO	5.00%		5/15/2020	Aa1	4,450	5,125,243
Met Govt Nashville GO	5.00%		7/1/2022	Aa1	10,380	13,045,895
Miami Dade Co GO	5.25%		7/1/2019	Aa2	3,225	3,875,966
MN State GO	5.00%		10/1/2017	AA+	5,000	5,956,950
MS Dev Bank—Marshall Co	5.00%		1/1/2020	AA-	1,855	2,248,724
MS Dev Bank—Marshall Co	5.00%		1/1/2021	AA-	2,185	2,646,079
NC State GO	4.00%		5/1/2021	AAA	16,560	19,587,830
NYC GO	5.00%		8/1/2021	AA	15,000	18,552,600
NYC GO	5.00%		8/1/2021	AA	15,000	18,552,600
NYC GO	5.00%		8/1/2022	AA	10,000	12,230,500
NYC GO	5.00%		8/1/2023	AA	11,850	14,301,765
OH Infrastructure	5.50%		6/15/2020	AA	4,500	5,372,190
OH State GO	5.00%		8/1/2020	AA+	16,870	20,912,895
OH State GO	5.00%		8/1/2022	AA+	13,550	16,940,752
Onondaga Co GO	5.00%		3/1/2020	AA+	1,150	1,394,249

32	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
INTERMEDIATE TAX FREE FUND March 31, 2013

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value

General Obligation (continued)
Otsego Pub Sch Dist (AGM)	4.00%		5/1/2021	AA-		$2,245	$2,411,736
PA State GO	5.00%		7/1/2019	AA		9,900	12,116,511
Peralta CCD	5.00%		8/1/2021	AA-		3,000	3,585,510
Pittsburgh PA Sch District	4.00%		9/1/2019	A1		5,900	6,595,315
Pittsburgh PA Sch District	4.00%		9/1/2020	A1		5,575	6,233,407
Pocono Mountain Sch Dist (AGM)	5.00%		9/1/2021	A1		1,440	1,617,307
PR Comwlth GO	5.375%		7/1/2030	BBB-		10,000	9,971,300
PR Comwlth GO (XLCA)	5.50%		7/1/2017	BBB-		6,490	7,021,401
PR Pub Bldg Auth GTD	5.75%		7/1/2022	BBB-		9,305	10,008,365
RI State GO	5.00%		8/1/2019	AA		16,945	20,466,679
San Francisco City & Co USD	4.00%		6/15/2021	Aa2		9,740	11,209,182
San Jose USD (NPFGC)(FGIC)	4.50%		8/1/2023	AA		2,825	3,094,223
Shelby Co GO	5.00%		4/1/2019	AA+		1,200	1,462,212
WA State GO	5.00%		8/1/2022	AA+		14,245	17,593,999
WA State GO	5.00%		1/1/2024	AA+		5,000	5,921,050
WI State GO	5.00%		11/1/2020	AA		5,000	6,212,600
WI State GO (NPFGC)	5.00%		5/1/2019	AA		10,000	10,902,800
Williamson Co GO	4.00%		2/15/2020	AAA		10,080	11,732,616
Williamson Co GO	5.00%		2/15/2021	AAA		5,640	6,995,574
Woonsocket GO	7.125%		6/15/2016	B2		3,785	3,872,585
Worcester GO (AGM)	5.25%		10/1/2019	AA-		1,000	1,116,700
Worcester GO (AGM)	5.25%		10/1/2020	AA-		1,195	1,324,598

Total							787,317,529

Health Care 14.53%
Abag Fin Auth—Episcopal Senior	2.15%		7/1/2019	BBB		3,000	3,003,510
Alachua Co Hlth—Bonita Springs	7.125%		11/15/2016	NR		10,000	10,246,900
Alachua Co IDA—No FL Retirement Vlg	5.625%		11/15/2022	NR		2,000	2,022,920
Alachua Co IDA—No FL Retirement Vlg	5.75%		11/15/2026	NR		6,000	6,047,880
Albany IDA—St Peters Hsp	5.00%		11/15/2015	A3		200	221,266
Allegheny Co Hsp—West Penn Hlth	5.00%		11/15/2017	CC		8,250	7,151,100
Atlantic Bch Hlth—Fleet Landing(a)	5.00%		11/15/2028	BBB	(c)	2,020	2,202,386
AZ Hlth Facs—Phoenix Childrens Hsp	1.97%	#	2/1/2048	BBB+		14,500	14,761,435
AZ Hlth Facs—Phoenix Childrens Hsp	5.00%		2/1/2030	BBB+		6,000	6,587,280
Birmingham Baptist Med Ctr—Baptist Hlth	5.25%		11/15/2016	Baa2		2,605	2,825,279
Blount Co Hlth & Ed—Asbury	5.125%		4/1/2023	NR		4,875	5,048,306
CA Fin Auth—Cmnty Hsps COP	5.00%		2/1/2016	BBB		2,000	2,176,200

See Notes to Financial Statements.	33

Schedule of Investments (unaudited)(continued)
INTERMEDIATE TAX FREE FUND March 31, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value

Health Care (continued)
CA Fin Auth—Cmnty Hsps COP	5.00%	2/1/2017	BBB		$2,245	$2,491,052
CA Hlth—Catholic Hlthcare W	5.125%	7/1/2022	A		1,450	1,560,200
CA Hlth—Childrens Hsp Los Angeles	5.00%	11/15/2022	BBB+		1,540	1,790,004
CA Hlth—Childrens Hsp Los Angeles	5.00%	11/15/2023	BBB+		1,000	1,148,850
CA Hlth—Childrens Hsp Los Angeles	5.00%	11/15/2024	BBB+		2,000	2,285,240
CA Hlth—Childrens Hsp Los Angeles	5.00%	11/15/2025	BBB+		4,880	5,541,435
CA Hlth—Childrens Hsp Los Angeles	5.00%	11/15/2026	BBB+		3,705	4,177,943
CA Hlth—Childrens Hsp Los Angeles	5.00%	11/15/2027	BBB+		4,000	4,482,720
CA Hlth—Childrens Hsp Los Angeles	5.00%	11/15/2029	BBB+		1,300	1,440,101
CA Hlth—City of Hope	4.00%	11/15/2020	A+		1,450	1,656,118
CA Hlth—City of Hope	5.00%	11/15/2023	A+		1,470	1,772,600
CA Hlth—Episcopal Home	5.50%	2/1/2024	A		2,000	2,547,080
CA Hlth—Scripps Hlth	5.50%	10/1/2020	AA-		2,000	2,359,100
CA Hlth—Sutter Hlth	5.25%	8/15/2024	AA-		6,920	8,249,332
CA Stwde—So Cal Presbyterian	6.25%	11/15/2019	BBB-		1,600	1,852,688
Camden Co Impt Auth—Cooper Hlth	5.25%	2/15/2027	BBB		12,500	13,143,750
Carmel Rev—Barrington of Carmel	5.25%	11/15/2018	NR		1,750	1,762,268
Charlotte Meck Hsp—Carolinas Hlth	5.00%	1/15/2019	AA-		4,455	5,059,766
CO Hlth Facs—American Baptist	7.00%	8/1/2019	NR		1,500	1,694,700
CO Hlth Facs—Christian Living Cmnty	5.125%	1/1/2030	NR		600	644,316
CO Hlth Facs—Sisters Leavenworth	5.00%	1/1/2019	AA		6,000	7,025,340
CO Hlth Facs—Sisters Leavenworth	5.00%	1/1/2021	AA		6,555	7,623,465
Cumberland Co Mun Auth—Asbury	5.25%	1/1/2032	NR		1,200	1,252,032
Delaware Co Hsp—Crozer-Keystone	5.00%	12/15/2019	BBB-		1,000	1,048,390
Doylestown Hsp Auth (AG)	5.00%	7/1/2022	AA-		1,000	1,051,170
Duluth EDA—St Lukes Hsp	5.75%	6/15/2032	NR		4,250	4,543,845
Eden Twp Hlthcare Dist COP	5.375%	6/1/2023	BBB	(c)	3,085	3,427,805
Fairfax Co EDA—Vinson Hall	4.50%	12/1/2032	NR		2,500	2,458,200
Flint Hsp Bldg Auth—Hurley Med Ctr	6.00%	7/1/2020	Ba1		4,615	4,645,690
Gaithersburg Econ Dev—Asbury	5.50%	1/1/2018	BBB	(c)	3,535	3,972,845
Gaithersburg Econ Dev—Asbury	5.65%	1/1/2019	BBB	(c)	2,000	2,286,740
Glynn Brunswick Mem Hsp—SE GA Hlth	4.75%	8/1/2019	A2		3,840	4,377,331
Hanover Co EDA—Covenant Woods	4.50%	7/1/2030	NR		2,790	2,743,798
Harris Co Cultural Ed—Brazos	4.00%	1/1/2023	NR		1,325	1,320,694
Harris Co Cultural Ed—Brazos	5.00%	1/1/2033	NR		545	555,066
HI Dept Budget—Kahala Nui	5.00%	11/15/2027	BBB-	(c)	1,500	1,656,525
Howard Co Retmt Cmnty—Vantage House	5.25%	4/1/2027	NR		2,000	2,030,900

34	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
INTERMEDIATE TAX FREE FUND March 31, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Health Care (continued)
IA Fin Auth—Genesis Hlth Sys	5.00%	7/1/2019	A1	$4,075	$4,739,755
IL Fin Auth—Ascension Hlth	5.00%	11/15/2042	AA+	3,000	3,491,370
IL Fin Auth—Hsp Sisters Hlth	5.00%	8/15/2020	AA-	2,695	3,242,085
IL Fin Auth—Hsp Sisters Hlth	5.00%	8/15/2021	AA-	5,510	6,650,239
IL Fin Auth—Northwestern Mem Hsp(b)	5.75%	8/15/2030	AA+	2,500	2,896,187
IL Fin Auth—Provena Hlth	5.75%	5/1/2018	BBB+	1,000	1,143,290
IL Fin Auth—Provena Hlth	5.75%	5/1/2019	BBB+	3,000	3,498,660
IL Fin Auth—Provena Hlth	6.00%	5/1/2020	BBB+	4,000	4,740,400
IL Fin Auth—Rush Univ Med	6.00%	11/1/2019	A	1,000	1,193,210
IL Fin Auth—Sisters	5.00%	3/15/2027	AA-	1,000	1,090,710
IN Bd Bk—Hendricks Regl Hlth	5.00%	2/1/2019	AA	1,765	2,015,189
Iron River Hsp—Iron Co Comnty Hsps	6.00%	5/15/2020	NR	690	744,965
Jackson Co Hospital Fin Auth Rmkt (AG)	5.00%	6/1/2018	AA-	4,350	4,963,872
Jackson Co Hospital Fin Auth Rmkt (AG)	5.00%	6/1/2019	AA-	4,400	5,070,472
Kansas City IDA—Bishop Spencer	6.25%	1/1/2024	NR	895	914,198
Kansas City IDA—Bishop Spencer	6.50%	1/1/2035	NR	2,500	2,544,850
Kaweah Delta Hlth Care Dist	5.00%	6/1/2020	A3	2,000	2,334,480
Kent Hsp Fin Auth—Metropolitan Hsp	5.50%	7/1/2020	BB+	3,275	3,554,652
KS DFA—Adventist Hlth	5.00%	11/15/2020	AA-	1,775	2,108,292
KS DFA—Adventist Hlth	5.25%	11/15/2019	AA-	1,580	1,915,260
KY EDA—Masonic Homes	5.375%	11/15/2032	NR	2,385	2,463,514
LA PFA—Christus Hlth	5.25%	7/1/2020	A+	3,200	3,671,840
Lufkin Hlth—Mem Hlth	6.00%	2/15/2024	BBB-	7,535	8,432,645
MA DFA—Boston Med Ctr	5.00%	7/1/2020	BBB+	5,185	5,961,039
MA DFA—Boston Med Ctr	5.00%	7/1/2021	BBB+	5,705	6,573,187
MA DFA—Groves in Lincoln	7.25%	6/1/2016	NR	5,000	2,369,600
MD Hlth & Ed—Mercy Med Ctr	5.00%	7/1/2031	BBB	1,100	1,234,849
MD Hlth & Hi Ed—Univ MD Med Sys	5.00%	7/1/2020	A2	4,905	5,818,458
MD Hlth & Hi Ed—Univ MD Med Sys	5.00%	7/1/2021	A2	5,550	6,544,060
ME Hlth & Hi Ed—Eastern ME Med	5.00%	7/1/2033	Baa1	3,000	3,319,080
ME Hlth & Hi Ed—Maine General Hlth	6.00%	7/1/2026	Baa3	7,755	9,292,274
ME Hlth & Hi Ed—Pooled Fing	4.50%	7/1/2018	A1	2,605	2,958,212
ME Hlth & Hi Ed—Pooled Fing (NPFGC)	5.375%	7/1/2018	A1	2,700	2,834,622
ME Hlth & Hi Ed—Pooled Fing ETM	4.50%	7/1/2018	NR	35	41,322
Mesquite Hlth—Christian Care Ctrs	5.50%	2/15/2025	BBB-	3,250	3,386,012
MI Fin Auth—Crittenton Hospital	5.00%	6/1/2019	A-	2,660	3,039,077
MI Fin Auth—Crittenton Hospital	5.00%	6/1/2022	A-	2,960	3,387,631

See Notes to Financial Statements.	35

Schedule of Investments (unaudited)(continued)
INTERMEDIATE TAX FREE FUND March 31, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value

Health Care (continued)
MI Fin Auth—Crittenton Hospital	5.00%	6/1/2027	A-		$7,250	$8,138,052
MI Hsp—Ascension Hlth(b)	1.87%	11/1/2027	AA		8,950	8,962,709
MI Hsp—McLaren Hlthcare	5.00%	6/1/2018	Aa3		3,175	3,730,022
MI Hsp—McLaren Hlthcare	5.00%	6/1/2019	Aa3		3,345	3,983,694
MI Hsp—McLaren Hlthcare	5.00%	6/1/2020	Aa3		5,540	6,659,966
Miami Beach Hlth—Mount Sinai Med Ctr	5.00%	11/15/2029	Baa2		1,250	1,349,963
Miami Beach Hlth—Mount Sinai Med Ctr	6.75%	11/15/2021	Baa2		2,585	2,794,411
MN Agric & Econ Dev—Essential Hlth Rmkt (AG)	5.50%	2/15/2025	AA-		4,500	5,247,945
Montgomery Co IDA—New Regl Med Ctr (FHA)	5.00%	8/1/2018	AA		1,605	1,886,180
Montgomery Co IDA—New Regl Med Ctr (FHA)	5.00%	8/1/2019	AA		1,790	2,099,509
Montgomery Co IDA—New Regl Med Ctr (FHA)	5.00%	8/1/2020	AA		1,000	1,179,610
MS Hsp—Baptist Health	5.00%	8/15/2017	A-		2,500	2,861,625
MS Hsp—Baptist Health	5.00%	8/15/2018	A-		3,000	3,401,340
MS Hsp—North MS Hlth Svcs	5.00%	10/1/2017	AA		2,500	2,859,025
Nassau Co LEAC—S Nassau Cmntys Hsp	5.00%	7/1/2027	A3		1,500	1,647,720
Nassau Co LEAC—S Nassau Cmntys Hsp	5.00%	7/1/2031	A3		2,000	2,154,780
Nassau Co LEAC—Winthrop Univ Hsp	5.00%	7/1/2027	Baa1		3,000	3,377,880
Nassau Co LEAC—Winthrop Univ Hsp	5.00%	7/1/2032	Baa1		4,000	4,426,880
NC Med—Lutheran Svcs	4.75%	3/1/2032	NR		2,550	2,575,755
NJ Hlth—AHS Hsp Corp	5.125%	7/1/2019	A1		1,500	1,686,075
NJ Hlth—Barnabas Hlth	5.00%	7/1/2019	BBB+		10,000	11,765,400
NJ Hlth—St Josephs Hlth	6.00%	7/1/2018	BBB-		6,590	7,342,314
NJ Hlth—St Peters Univ Hsp	5.25%	7/1/2021	BB+		2,045	2,237,557
NJ Hlth—St Peters Univ Hsp	6.00%	7/1/2026	BB+		5,500	6,378,735
NJ Hlth—Trinitas Hsp	5.25%	7/1/2023	BBB-		5,000	5,440,800
NJ Hlth—Virtua Hlth (AG)	5.50%	7/1/2020	AA-		5,455	6,450,865
NM Hsp—Haverland	5.00%	7/1/2032	BBB-	(c)	1,000	1,022,210
Northampton Co GPA—St Lukes Hsp	5.00%	8/15/2019	A3		2,000	2,238,920
NY Dorm—North Shore LI Jewish	5.00%	5/1/2019	A-		4,000	4,743,840
NY Dorm—NYU Hsps Ctr	5.00%	7/1/2019	A-		2,000	2,355,660
NY Dorm—Orange Regl Med	6.50%	12/1/2021	Ba1		1,000	1,158,920
NYC Hlth & Hsp Corp	5.00%	2/15/2021	Aa3		1,635	1,985,053
NYC Hlth & Hsp Corp	5.00%	2/15/2022	Aa3		5,000	6,090,550
NYC Hlth & Hsp Corp	5.00%	2/15/2023	Aa3		4,000	4,889,080

36	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
INTERMEDIATE TAX FREE FUND March 31, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value

Health Care (continued)
Oklahoma Co Fin Auth—Epworth Villa	5.00%	4/1/2033	NR		$1,000	$1,017,390
Orange Co Hlth—Orlando Hlth	5.25%	10/1/2020	A		5,000	5,878,500
PA Hi Ed—Univ Pittsburgh Med Ctr	5.00%	5/15/2020	Aa3		8,000	9,637,440
Palm Beach Co Hlth—ACTS Retirement	5.00%	11/15/2020	BBB+		6,300	6,953,814
Palomar Hlth Care Dist COP	5.25%	11/1/2021	Baa3		5,000	5,525,300
Philadelphia Hsps—Temple Univ Hlth	6.25%	7/1/2023	BBB-		9,500	10,681,040
Roanoke EDA—Carilion Clinic	5.00%	7/1/2025	A+		10,000	11,217,000
Rochester Hlth Care—Mayo Clinic	4.50%	11/15/2038	AA		9,500	11,396,865
San Buenaventura—Cmnty Mem Hlth	8.00%	12/1/2026	BB		10,000	13,022,600
Sartell Hlth Care—Country Manor	5.25%	9/1/2030	NR		1,000	1,026,090
SC Jobs EDA—Tuomey Hsp (AMBAC)	5.00%	11/1/2018	NR		1,895	1,898,487
SC Jobs EDA—Tuomey Hsp (CIFG)	5.00%	11/1/2019	BBB-		3,620	3,904,279
Scottsdale IDA—Scottsdale Hlthcare	5.00%	9/1/2017	A2		2,000	2,262,940
SE Port Auth—Memorial Hlth	5.75%	12/1/2032	NR		1,900	2,093,686
Shelby Co Hlth Ed Hsg—Baptist Mem Hlth	5.00%	9/1/2017	AA		4,000	4,591,680
Shelby Co Hlth Ed Hsg—Vlg Germantwn	5.00%	12/1/2032	NR		3,880	3,888,575
So Broward Hsp Dist—Memorial Hlthcare (NPFGC)	5.00%	5/1/2019	AA-		5,130	5,697,481
So Broward Hsp Dist—Memorial Hlthcare (NPFGC)	5.00%	5/1/2022	AA-		2,710	2,956,556
St Paul Hsg & Redev—Healtheast	5.00%	11/15/2017	BBB-		2,900	3,171,208
Sylacauga Hlth—Coosa Vy Med Ctr	5.375%	8/1/2015	NR		1,470	1,522,361
Sylacauga Hlth—Coosa Vy Med Ctr	6.00%	8/1/2025	NR		3,525	3,563,458
Tarrant Co Cultural—Christus Hlth (AG)	5.75%	7/1/2018	AA-		2,985	3,197,711
Thomasville Hsp Auth—John Archbold	4.75%	11/1/2025	A		6,150	6,393,232
Travis Co Hlth—Longhorn Vlg	5.50%	1/1/2017	NR		4,255	4,255,894
Tyler Hlth—Mother Frances Hsp	5.50%	7/1/2027	Baa1		3,975	4,545,969
Univ Alabama Birmingham Hsp	5.25%	9/1/2017	A+		1,180	1,364,894
Univ Med Ctr Corp	6.00%	7/1/2024	BBB+		1,000	1,175,220
Westchester Co Hlth Care	5.00%	11/1/2019	A3		4,000	4,679,680
Westchester Co Hlth Care	5.125%	11/1/2020	A3		5,500	6,511,780
Westchester Co LDC—Kendal Hudson(a)	5.00%	1/1/2028	BBB	(c)	1,350	1,478,520
WI Hlth & Ed—Ascension Hlth(b)	5.00%	11/15/2033	AA+		7,000	7,908,705
WI Hlth & Ed—Aurora Hlth	5.00%	7/15/2026	A3		5,575	6,273,938
WI Hlth & Ed—Froedtert & Cmnty Hlth	5.00%	4/1/2019	AA-		1,110	1,278,942
WI Hlth & Ed—Wheaton Franciscan Hlth	5.25%	8/15/2017	A-		8,160	9,313,987
WI Hlth & Ed—Wheaton Franciscan Hlth	5.25%	8/15/2018	A-		2,000	2,278,540
Wood Co Hsp Facs—Wood Co Hsp	5.00%	12/1/2027	Baa2		3,450	3,718,306

See Notes to Financial Statements.	37

Schedule of Investments (unaudited)(continued)
INTERMEDIATE TAX FREE FUND March 31, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value

Health Care (continued)
Wood Co Hsp Facs—Wood Co Hsp	5.00%	12/1/2032	Baa2		$2,275	$2,440,620
WV Hsp—Herbert Thomas Hlth	6.00%	10/1/2020	NR		1,600	1,686,240

Total						625,685,092

Housing 0.48%
Alachua Co Hlth—Oak Hammock	8.00%	10/1/2032	NR		500	614,255
Athens Hsg Auth—UGA E Campus Hsg	4.00%	12/1/2019	Aa2		2,045	2,323,427
CA Stwde—American Baptist	2.10%	10/1/2019	BBB		2,200	2,197,338
CA Stwde—CHF-Irvine LLC	6.00%	5/15/2023	Baa2		2,000	2,287,660
MI Strategic Fd—Evangelical Homes	5.25%	6/1/2032	BB+	(c)	1,500	1,507,470
Minneapolis MFH—Riverside Plaza	6.00%	11/1/2013	NR		3,375	3,382,020
NJ EDA—Montclair St Std Hsg	5.00%	6/1/2018	Baa3		1,390	1,589,813
NJ EDA—Montclair St Std Hsg	5.25%	6/1/2019	Baa3		1,610	1,878,307
PA Hi Ed—Edinboro Univ	5.00%	7/1/2018	Baa3		235	264,438
VA Hsg Dev Auth AMT	4.70%	7/1/2017	AAA		2,315	2,463,993
WA Hsg—Emerald Heights	4.00%	7/1/2019	A-	(c)	1,130	1,228,762
WA Hsg—Emerald Heights	5.00%	7/1/2022	A-	(c)	1,000	1,144,740

Total						20,882,223

Lease Obligations 8.79%
AZ Sch Brd COP (NPFGC)(FGIC)	5.00%	9/1/2019	A+		4,850	5,279,370
Brevard Co Sch Dist COP (NPFGC)(FGIC)	5.00%	7/1/2019	Aa3		3,500	3,742,725
Broward Co Sch Brd COP	5.00%	7/1/2021	Aa3		5,000	6,012,550
CA Pub Wks—Dept Gen Svcs	5.00%	4/1/2020	A2		4,085	4,817,032
CA Pub Wks—Various Cap Proj	5.00%	3/1/2018	A2		7,490	8,792,586
CA Pub Wks—Various Cap Proj	5.00%	11/1/2019	A2		1,000	1,209,380
CA Pub Wks—Various Cap Proj	5.00%	11/1/2020	A2		1,500	1,825,530
CA Pub Wks—Various Cap Proj	5.00%	4/1/2021	A2		3,250	3,892,720
CA Pub Wks—Various Cap Proj	5.00%	11/1/2021	A2		1,000	1,211,680
CA Pub Wks—Various Cap Proj	5.00%	4/1/2022	A2		4,200	5,041,092
CA Pub Wks—Various Cap Proj	5.25%	10/1/2019	A2		11,370	13,849,683
Cleveland COP—Cleveland Stadium	4.75%	11/15/2020	A		3,000	3,474,450
Cleveland COP—Cleveland Stadium	5.00%	11/15/2019	A		2,450	2,881,763
Dallas Civic Ctr (AG)	5.00%	8/15/2021	AA-		3,800	4,387,290
Dallas Conv Ctr Hotel Dev Corp	5.25%	1/1/2020	A+		4,000	4,598,920
Dallas Conv Ctr Hotel Dev Corp	5.25%	1/1/2022	A+		6,405	7,213,951
Erie Co IDA—Buffalo Sch Dist	5.00%	5/1/2024	AA-		5,930	6,923,156
Erie Co IDA—Sch Facs	5.00%	5/1/2019	AA-		2,500	2,987,200

38	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
INTERMEDIATE TAX FREE FUND March 31, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Lease Obligations (continued)
Erie Co IDA—Sch Facs	5.00%	5/1/2020	AA-	$3,650	$4,398,651
FL Dept of Children’s & Family Svcs COP (NPFGC)	5.00%	10/1/2022	AA+	2,870	3,182,773
Greenville Co Sch Dist	5.50%	12/1/2017	AA	3,000	3,605,670
Houston Co Coop Dist—Country Crossing	12.50%	6/7/2013	NR	1,768	265,200
IN Fin Auth—OH River Brdgs AMT	5.00%	1/1/2019	BBB	6,000	6,659,820
Kansas City IDA—Downtown Redev Dist	5.00%	9/1/2022	AA-	7,470	8,736,464
KY Ppty & Bldgs Commn—Proj #90	5.75%	11/1/2019	Aa3	3,425	4,248,678
KY Ppty & Bldgs Commn—Proj #93 (AG)	5.25%	2/1/2020	AA-	2,000	2,410,780
LA PFA—Hurricane Recovery (AG)	5.00%	6/1/2020	AA-	5,000	5,490,900
Los Angeles Co COPS—Disney Concert Hall	5.00%	9/1/2021	AA-	1,000	1,170,360
Los Angeles Co COPS—Disney Concert Hall	5.00%	3/1/2022	AA-	1,000	1,161,290
Los Angeles Co COPS—Disney Concert Hall	5.00%	9/1/2022	AA-	1,250	1,455,863
Los Angeles Co Pub Wks	5.00%	8/1/2023	AA-	1,000	1,198,540
MD EDC—Public Hlth Lab	5.00%	6/1/2019	AA+	5,415	6,586,752
Mecklenburg Co COP	5.00%	2/1/2020	AA+	3,565	4,247,733
Mecklenburg Co PFC	5.00%	3/1/2020	AA+	2,525	3,058,078
MI Fin Auth—Detroit Sch Dist	5.00%	6/1/2016	A+	11,500	12,402,405
MI Strategic Fd—Cadillac Place	5.25%	10/15/2023	A+	3,865	4,553,588
MI Strategic Fd—Cadillac Place	5.25%	10/15/2024	A+	6,915	8,072,986
Miami Dade Co Sch Brd COP (NPFGC)(FGIC)	5.00%	5/1/2022	A1	11,550	13,138,240
MN State Gen Fund	5.00%	3/1/2021	AA	4,000	4,963,160
Montgomery Co IDA	5.00%	2/1/2018	AA-	1,000	1,172,060
NC Infra Fin Corp (AGM)	5.00%	5/1/2017	AA+	2,000	2,336,340
NC State Ltd GO	5.00%	5/1/2018	AA+	9,560	11,448,578
NC State Ltd GO	5.00%	5/1/2019	AA+	8,535	10,369,086
NJ EDA—Sch Facs	5.00%	9/1/2020	A+	6,730	8,073,106
NJ EDA—Sch Facs	5.00%	3/1/2022	A+	5,695	6,886,622
NJ EDA—Sch Facs	5.00%	3/1/2022	A+	8,000	9,645,360
NJ EDA—Sch Facs	5.00%	3/1/2023	A+	17,445	21,081,934
NJ EDA—Sch Facs	5.25%	12/15/2020	A+	8,125	9,720,100
NJ EDA—Sch Facs	5.25%	9/1/2023	A+	10,000	12,010,300
NJ EDA—Sch Facs	5.25%	9/1/2025	A+	5,550	6,543,283
NJ EDA—Transit Proj	5.00%	5/1/2018	A+	1,425	1,667,963
NJ EDA—Transit Proj	5.00%	5/1/2019	A+	3,000	3,567,420
NJ Sports & Expo Auth	5.00%	9/1/2018	A+	4,950	5,841,495
NJ Trans Trust Fund (NPFGC)(FGIC)	5.50%	12/15/2020	A+	1,000	1,248,590

See Notes to Financial Statements.	39

Schedule of Investments (unaudited)(continued)
INTERMEDIATE TAX FREE FUND March 31, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Lease Obligations (continued)
NW Allen Sch Bldg Corp (AGM)	5.00%	7/15/2020	AA+	$3,140	$3,503,738
NY UDC—PIT(b)	5.00%	12/15/2025	AAA	1,320	1,526,299
NY UDC—PIT(b)	5.00%	12/15/2026	AAA	1,920	2,220,070
NY UDC—Svc Contract	5.00%	1/1/2022	AA-	3,705	4,408,061
Oakland/Alameda Co Coliseum Auth— Oakland Coliseum	5.00%	2/1/2020	A1	8,030	9,475,882
Oakland/Alameda Co Coliseum Auth— Oakland Coliseum	5.00%	2/1/2021	A1	8,750	10,323,425
Philadelphia Redev Auth	5.00%	4/15/2019	A2	2,215	2,570,397
Philadelphia Redev Auth	5.00%	4/15/2020	A2	4,525	5,288,594
Philadelphia Redev Auth	5.00%	4/15/2021	A2	2,000	2,345,960
Philadelphia Redev Auth	5.00%	4/15/2022	A2	5,195	6,106,099
PR Pub Bldg Auth GTD	7.00%	7/1/2021	BBB-	5,000	5,215,900
San Diego Conv Ctr Fing Auth	5.00%	4/15/2019	A+	2,000	2,334,460
San Diego Conv Ctr Fing Auth	5.00%	4/15/2020	A+	4,100	4,806,348
San Diego Conv Ctr Fing Auth	5.00%	4/15/2021	A+	3,750	4,380,900
Santa Clara Co Fin Auth	4.00%	2/1/2024	AA	9,810	10,636,885
WI State GO	5.25%	5/1/2020	AA-	2,175	2,675,468

Total					378,579,732

Other Revenue 4.46%
Apache Co Poll Ctl—Tucson Elec	4.50%	3/1/2030	BBB-	13,300	13,763,638
Austin Convention†	6.00%	1/1/2017	Ba2	1,935	2,153,558
Baker Correctional Dev	7.50%	2/1/2030	NR	1,200	1,190,772
Baytown Twp—St Croix Prep Admy	6.00%	8/1/2018	BB	1,900	1,959,983
Brooklyn Arena LDC—Barclays Ctr	5.75%	7/15/2019	BBB-	2,715	3,202,533
CA Infra & Econ Dev—Broad Museum	5.00%	6/1/2021	Aa1	5,425	6,750,978
CA Infra & Econ Dev—Gladstone Instn	5.25%	10/1/2026	A-	10,250	11,655,070
Chester Co IDA—Collegium Chtr Sch	5.25%	10/15/2032	BBB-	6,410	6,452,883
Cleveland Arpt	5.00%	1/1/2028	A-	2,500	2,798,250
Cleveland Arpt	5.00%	1/1/2029	A-	2,500	2,790,225
Clifton Higher Ed—IDEA Pub Schs	3.75%	8/15/2022	BBB	3,265	3,449,897
Clifton Higher Ed—IDEA Pub Schs	5.00%	8/15/2032	BBB	915	997,048
Clifton Higher Ed—Uplift Education	5.70%	12/1/2025	BBB-	5,110	5,863,163
DC Rev—Friendship Pub Chtr Sch	5.00%	6/1/2032	BBB	3,000	3,164,430
FL Brd Ed—Lottery Rev	5.00%	7/1/2020	AAA	7,645	9,357,556
FL Dept Env Protn—Florida Forever	5.00%	7/1/2018	AA-	14,650	17,364,645
FL DFC—Renaissance Chtr Sch	6.00%	6/15/2032	NR	2,250	2,254,478

40	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
INTERMEDIATE TAX FREE FUND March 31, 2013

Investments	Interest Rate	Maturity Date		Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value

Other Revenue (continued)
FL DFC—Renaissance Chtr Sch	7.50%	6/15/2033		BB-	(c)	$4,650	$5,492,347
Florence Twn IDA—Legacy Trad Sch	5.75%	7/1/2033		BB		3,000	2,992,590
Houston Hi Ed—Cosmos Fndtn	4.00%	2/15/2022		BBB		1,000	1,037,030
Houston Hi Ed—Cosmos Fndtn	5.00%	2/15/2032		BBB		2,250	2,439,180
Indianapolis Local Pub Impt Bd Bk	5.00%	6/1/2024		A1		4,000	4,644,240
La Vernia Hi Ed—Life Schools of Dallas	7.00%	8/15/2026		BBB-		4,455	5,246,208
Maverick Co PFC	6.25%	2/1/2024		NR		1,825	1,490,788
MD EDC—Chesapeake Bay Hyatt	5.00%	12/1/2016		NR		700	613,942
MI Fin Auth—Detroit Sch Dist	5.00%	6/1/2019		A+		1,900	2,190,700
MI Fin Auth—Detroit Sch Dist	5.00%	6/1/2020		A+		1,400	1,622,166
MI St Strategic Fd(f)	—	—	(g)	NR		400	40
Minneapolis—Ntl Marrow Donor	4.875%	8/1/2025		BBB		5,000	5,212,650
Mohave Co IDA—Mohave Prison	7.50%	5/1/2019		BBB+		3,225	4,037,926
Mohave Co IDA—Mohave Prison	8.00%	5/1/2025		BBB+		5,000	6,382,550
NYC Cultural—Lincoln Ctr	5.75%	12/1/2018		A+		2,500	3,024,675
NYC Cultural—Whitney Museum	5.00%	7/1/2021		A		5,000	6,003,550
PA IDA—Economic Dev	5.00%	7/1/2019		A1		3,500	4,186,035
PA IDA—Economic Dev	5.00%	7/1/2020		A1		2,000	2,416,200
PR Comwlth Govt Dev Bank Rmkt GTD (NPFGC)	4.75%	12/1/2015		BBB-		5,000	5,072,000
SC Transp	5.00%	10/1/2019		A1		5,000	6,169,600
SC Transp	5.00%	10/1/2020		A1		13,105	16,302,882
Seminole Tribe Spl Oblig†	5.50%	10/1/2024		BBB-		2,400	2,625,168
WA Econ Dev Fin Auth—Waste Mgmt Rmkt	2.00%	6/1/2020		BBB		7,500	7,634,775

Total							192,006,349

Pre-Refunded 0.02%
Met Govt Nashville GO	5.00%	5/15/2020		NR		775	909,989

Special Tax 1.36%
Allentown Neighborhood Impt	5.00%	5/1/2031		Baa2		5,500	6,038,010
Atlanta Tax Alloc—Beltline Rmkt	6.75%	1/1/2020		A2		2,600	3,278,236
CA Reassmt Dist 12/1 Irvine	4.00%	9/2/2019		BBB+		2,000	2,215,480
CA Reassmt Dist 12/1 Irvine	4.00%	9/2/2020		BBB+		1,000	1,103,060
CA Reassmt Dist 12/1 Irvine	4.00%	9/2/2022		BBB+		1,500	1,650,630
Glendale Redev Agy	5.50%	12/1/2024		A		6,000	6,280,440
Houston Co Coop Dist—Country Crossing	10.00%	5/1/2039		NR		5,000	1,194,445

See Notes to Financial Statements.	41

Schedule of Investments (unaudited)(continued)
INTERMEDIATE TAX FREE FUND March 31, 2013

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value

Special Tax (continued)
Orlando Redev TIF	5.25%		9/1/2021	A		$6,415	$7,570,470
Plaza Met Dist #1	4.50%		12/1/2030	NR		4,300	4,316,512
Sparks Loc Impt Dists—Dist #3	6.50%		9/1/2020	NR		400	414,884
Sparks Redev Agy—Redev Area #1	4.50%		1/15/2018	A-		1,210	1,263,893
Sparks Tourism Impt Dist†	6.50%		6/15/2020	B2		6,220	6,528,823
Village CDD #10	4.50%		5/1/2023	NR		2,325	2,368,338
Village CDD #10	5.00%		5/1/2032	NR		2,000	2,036,900
Village CDD #9	5.00%		5/1/2022	NR		1,840	1,968,726
Village CDD #9	5.25%		5/1/2031	NR		2,000	2,132,200
Village CDD #9	5.75%		5/1/2021	NR		4,060	4,642,854
Village CDD #9	6.75%		5/1/2031	NR		2,895	3,379,102

Total							58,383,003

Tax Revenue 6.33%
CA State Economic Recovery	5.00%		7/1/2018	Aa3		7,105	8,529,268
Central Puget Sound RTA	5.00%		2/1/2024	AAA		8,175	9,943,661
Contra Costa Trsp—Sales Tax	0.506%	#	3/1/2034	AA+		5,000	5,019,250
Gtr Wenatchee Regl Events Ctr	5.00%		9/1/2027	NR		1,000	1,050,430
Gtr Wenatchee Regl Events Ctr	5.25%		9/1/2032	NR		1,000	1,052,280
Guam Ltd Oblig—Section 30 Landfill	5.375%		12/1/2024	BBB+		1,000	1,093,100
Guam Ltd Oblig—Section 30 Landfill	5.50%		12/1/2019	BBB+		1,000	1,121,020
IL Sales Tax	5.00%		6/15/2019	AAA		5,000	6,085,150
IL Sales Tax	5.00%		6/15/2019	AAA		5,550	6,736,146
IL State—Unemployment Insurance Fund Bldg	5.00%		12/15/2019	AA		2,500	2,741,775
Jacksonville Sales Tax	5.00%		10/1/2021	A1		2,500	3,003,200
LA Stadium & Expo Dist	5.00%		7/1/2020	A3		1,000	1,193,910
LA Stadium & Expo Dist	5.00%		7/1/2021	A3		1,000	1,195,050
Martin Co Hospital District	7.00%		4/1/2031	BBB	(c)	3,250	3,669,477
Met Govt Nashville—Cnty Conv Ctr	5.00%		7/1/2022	A1		3,245	3,758,424
Met Pier & Expo Auth—McCormick Place	5.00%		12/15/2020	AAA		2,500	3,044,650
MTA NY—Dedicated Tax	5.00%		11/15/2019	AA		11,240	13,693,242
MTA NY—Dedicated Tax	5.00%		11/15/2020	AA		5,105	6,287,267
MTA NY—Dedicated Tax	5.00%		11/15/2021	AA		3,145	3,910,839
Nassau Co Interim Fin Auth	5.00%		11/15/2021	AAA		1,000	1,208,360
NJ EDA—Cigarette Tax	5.00%		6/15/2024	BBB+		3,000	3,458,280
NJ EDA—Cigarette Tax	5.00%		6/15/2028	BBB+		14,150	15,865,687
NJ EDA—Cigarette Tax	5.00%		6/15/2029	BBB+		500	558,115

42	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
INTERMEDIATE TAX FREE FUND March 31, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value

Tax Revenue (continued)
NY Dorm—PIT	5.00%	12/15/2019	AAA		$15,000	$18,506,550
NY Dorm—PIT	5.00%	3/15/2024	AAA		15,585	18,514,045
NY Dorm—Sch Dist Fin (AG)	5.00%	10/1/2017	AA-		5,000	5,798,000
NY UDC—PIT	5.00%	3/15/2018	AAA		10,000	11,932,400
NYC TFA—Bldg Aid	5.00%	7/15/2024	AA-		10,000	11,950,500
NYC TFA—Future Tax	5.00%	11/1/2016	NR		1,395	1,613,541
NYC TFA—Future Tax	5.00%	5/1/2024	AAA		14,745	17,180,432
NYC TFA—Future Tax	5.00%	5/1/2025	AAA		9,000	10,453,140
Oneida Tribe Salex Tax Rev†	5.50%	2/1/2021	AA-		2,545	2,906,390
Orange Co Tourist Dev Tax (NPFGC)	5.00%	10/1/2018	A+		1,680	1,948,128
PA Econ Dev—Unemployment Comp	5.00%	7/1/2021	Aaa		4,000	4,717,120
PA Econ Dev—Unemployment Comp	5.00%	7/1/2022	Aaa		15,000	16,879,800
Polk Co Trans Rev	5.00%	12/1/2021	A1		2,825	3,254,965
PR Corp Sales Tax	5.00%	8/1/2022	AA-		1,500	1,758,150
PR Corp Sales Tax	5.25%	8/1/2019	A+		3,215	3,704,966
PR Corp Sales Tax	5.50%	8/1/2023	A+		15,000	16,635,000
RI EDC—GARVEE (AG)	5.25%	6/15/2020	AA-		6,495	7,757,563
San Mateo Co Trans Dist (NPFGC)	4.50%	6/1/2022	AA		1,830	1,965,347
Sonoma Marin Area Rail Rmkt	5.00%	3/1/2019	AA		1,950	2,332,220
Sonoma Marin Area Rail Rmkt	5.00%	3/1/2020	AA		1,025	1,239,461
Virgin Islands PFA—Diageo Rum Tax	6.75%	10/1/2019	Baa3		2,500	2,882,300
Virgin Islands PFA—Gross Tax Rcpts (NPFGC)(FGIC)	5.00%	10/1/2018	BBB+		1,000	1,085,600
Virgin Islands PFA—Tobacco & Liq Tax	5.00%	10/1/2019	BBB		3,000	3,395,130

Total						272,629,329

Tobacco 3.40%
Buckeye Tobacco	5.125%	6/1/2024	B-		31,490	28,956,000
Buckeye Tobacco	5.75%	6/1/2034	B-		1,360	1,214,833
Buckeye Tobacco	5.875%	6/1/2030	B-		9,500	8,607,950
Golden St Tobacco	4.50%	6/1/2027	B		10,000	9,643,900
Golden St Tobacco	5.00%	6/1/2014	A1		2,500	2,612,450
Golden St Tobacco	5.00%	6/1/2033	B-		10,000	9,245,600
Inland Empire Tobacco	4.625%	6/1/2021	B	(c)	2,900	2,827,674
Inland Empire Tobacco	5.00%	6/1/2021	B	(c)	3,835	3,846,160
MI Tob Settlement	5.25%	6/1/2022	B-		8,055	7,346,563
Nthrn AK Tobacco	4.625%	6/1/2023	Ba1		4,055	4,067,287
Railsplitter Tobacco Settlement Auth	5.00%	6/1/2017	A		10,095	11,471,150

See Notes to Financial Statements.	43

Schedule of Investments (unaudited)(continued)
INTERMEDIATE TAX FREE FUND March 31, 2013

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Tobacco (continued)
Railsplitter Tobacco Settlement Auth	6.25%		6/1/2024	A-	$8,500	$9,503,935
SD Edu Enhancement Fding Corp	5.00%		6/1/2023	A	1,000	1,220,060
SD Edu Enhancement Fding Corp	5.00%		6/1/2024	A-	1,000	1,205,140
SD Edu Enhancement Fding Corp	5.00%		6/1/2025	A-	1,000	1,191,400
Tobacco Settlement Fin Corp	4.50%		6/1/2023	B1	17,125	17,124,144
Tobacco Settlement Fin Corp	4.625%		6/1/2026	B1	10,000	9,744,400
Tobacco Settlement Fin Corp	4.75%		6/1/2034	B2	5,500	4,892,965
Tobacco Settlement Fin Corp	5.00%		6/1/2018	AA-	5,000	5,950,800
Tobacco Settlement Fin Corp	5.00%		6/1/2029	B2	5,000	4,832,900
Tobacco Settlement Fin Corp	5.50%		6/1/2019	AA-	1,000	1,008,330

Total						146,513,641

Transportation 12.78%
Alameda Corridor Trsp Auth	5.00%		10/1/2020	A-	1,730	2,084,200
Alameda Corridor Trsp Auth	5.00%		10/1/2021	A-	1,500	1,816,035
Atlanta Airport	5.50%		1/1/2021	A1	3,000	3,757,080
AZ Transp Brd Hwy	5.00%		7/1/2021	AA+	10,000	12,441,300
Bay Area Toll Auth	0.82%	#	4/1/2047	AA	6,000	6,006,840
Central TX Mobility Auth	5.75%		1/1/2019	BBB-	750	883,598
Central TX Mobility Auth	5.75%		1/1/2020	BBB-	1,000	1,192,990
Central TX Mobility Auth	5.75%		1/1/2031	BBB-	2,000	2,335,320
Chicago O’Hare Arpt	5.00%		1/1/2022	A2	2,250	2,612,790
Chicago O’Hare Arpt (AGM)	5.00%		1/1/2020	AA-	3,500	3,915,835
Chicago O’Hare Arpt AMT	5.00%		1/1/2020	A2	6,320	7,418,985
Chicago O’Hare Arpt AMT	5.00%		1/1/2021	A2	11,740	13,976,470
Chicago Trans Auth (AG)	5.25%		6/1/2022	AA-	2,800	3,158,988
Clark Co Arpt (AGM)	5.00%		7/1/2022	AA-	3,905	4,594,389
CT Spl Tax—Trans Infra	5.00%		12/1/2020	AA	4,495	5,552,584
Dallas Area Rapid Transit(b)	5.00%		12/1/2022	AA+	635	742,344
Dallas Area Rapid Transit(b)	5.00%		12/1/2023	AA+	390	455,927
Dallas Area Rapid Transit(b)	5.00%		12/1/2024	AA+	515	602,058
Dallas Area Rapid Transit(b)	5.00%		12/1/2028	AA+	460	537,761
Delaware River Port Auth	5.00%		1/1/2027	BBB-	1,835	2,102,928
Denver City & Co Arpt (NPFGC)(FGIC)	5.00%		11/15/2022	A+	13,625	15,384,805
E470 Pub Hwy Auth (NPFGC)	Zero Coupon		9/1/2018	Baa2	10,900	9,377,379
FL Tpk Auth—Dept Trans	5.00%		7/1/2019	AA-	10,000	12,232,200
Foothill / Eastern Corridor Toll Rd	5.80%		1/15/2020	BBB-	7,000	7,220,290

44	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
INTERMEDIATE TAX FREE FUND March 31, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Transportation (continued)
Foothill / Eastern Corridor Toll Rd
(NPFGC)(IBC)	5.80%	1/15/2020	Baa2	$3,495	$3,604,988
GA Rd & Twy Auth—GARVEE	5.00%	6/1/2019	AA-	3,575	4,336,797
HI Arpts Sys AMT	5.00%	7/1/2017	A	10,000	11,416,100
Houston Arpt AMT	5.00%	7/1/2021	A	5,000	5,946,400
KY Tpk Auth	5.00%	7/1/2019	AA+	4,040	4,795,359
KY Tpk Auth	5.00%	7/1/2026	AA+	5,215	6,284,962
Los Angeles Harbor	5.00%	8/1/2024	AA	1,500	1,797,765
MBTA	5.25%	7/1/2019	AAA	5,000	6,204,500
MD EDC—CNX Consol Energy	5.75%	9/1/2025	BB	1,500	1,674,090
MD EDC—Maryland Port	5.125%	6/1/2020	Baa3	1,000	1,132,540
MD EDC—Maryland Port	5.125%	6/1/2020	Baa3	2,590	2,933,279
Miami Dade Co Expwy Auth(a)	5.00%	7/1/2022	A-	1,500	1,809,135
Miami Dade Co Expwy Auth(a)	5.00%	7/1/2023	A-	2,000	2,379,440
Miami Dade Co Expwy Auth(a)	5.00%	7/1/2024	A-	3,500	4,089,015
Minneapolis / St Paul Met Arpt	5.00%	1/1/2020	AA-	2,190	2,659,514
Minneapolis / St Paul Met Arpt (AMBAC)	5.00%	1/1/2024	AA-	10,000	11,332,100
Montgomery Co	4.00%	3/1/2019	Aa1	2,435	2,766,282
MTA NY	5.00%	11/15/2021	A	1,500	1,831,950
MTA NY	5.00%	11/1/2023	A	5,640	6,775,670
MTA NY	5.00%	11/15/2023	A	9,250	11,119,240
MTA NY(a)	5.00%	11/15/2025	A	2,000	2,290,900
MTA NY—Dedicated Tax	5.00%	11/15/2019	AA	1,375	1,675,107
NC State GARVEE	4.00%	3/1/2023	AA	10,500	11,740,155
NC State GARVEE	5.00%	3/1/2018	AA	11,660	13,846,600
NJ Tpk Auth	5.00%	1/1/2021	A+	5,000	6,079,100
NJ Tpk Auth(a)	5.00%	1/1/2023	A+	3,855	4,680,047
NJ Tpk Auth(a)	5.00%	1/1/2024	A+	3,000	3,550,260
NJ Trans Trust Fund	5.75%	6/15/2020	A+	7,645	9,587,442
NJ Trans Trust Fund (NPFGC)(FGIC)	5.25%	12/15/2018	A+	5,000	5,564,600
North TX Twy Auth	6.25%	1/1/2024	A2	5,000	5,985,450
NY Twy Auth	5.00%	1/1/2019	A+	1,700	2,019,056
NY Twy Auth	5.00%	1/1/2020	A+	1,500	1,815,195
NY Twy Auth (NPFGC)	5.00%	1/1/2019	A+	5,060	5,913,521
OH Infrastructure	5.75%	6/15/2019	AA	1,000	1,216,280
Orlando & Orange Co Expwy Auth	5.00%	7/1/2019	A	1,500	1,811,805
Orlando & Orange Co Expwy Auth	5.00%	7/1/2020	A	2,000	2,437,360

See Notes to Financial Statements.	45

Schedule of Investments (unaudited)(continued)
INTERMEDIATE TAX FREE FUND March 31, 2013

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Transportation (continued)
PA Tpk Commn	0.80%	#	12/1/2018	Aa3	$5,500	$5,504,070
PA Tpk Commn	5.00%		12/1/2017	Aa3	13,940	16,445,157
PA Tpk Commn	5.00%		12/1/2022	Aa3	3,500	4,256,840
PA Tpk Commn (AG)	5.00%		6/1/2017	AA-	3,500	4,062,940
PA Tpk Commn (AG)	5.00%		6/1/2018	AA-	2,500	2,943,825
PA Tpk Commn—Registration Fee (AGM)	5.25%		7/15/2019	AA-	1,270	1,510,055
Phoenix Airport	5.00%		7/1/2023	A+	7,000	8,310,820
Phoenix Airport AMT	5.00%		7/1/2020	AA-	5,000	6,036,750
Phoenix Airport AMT	5.00%		7/1/2021	AA-	3,050	3,698,277
Phoenix Airport AMT	5.00%		7/1/2022	AA-	1,500	1,820,175
Port Auth NY & NJ—JFK IAT	5.00%		12/1/2020	BBB-	6,000	6,793,740
Port Oakland AMT	5.00%		5/1/2021	A+	1,000	1,186,640
Port Oakland AMT	5.00%		5/1/2022	A+	11,000	13,034,340
Port Seattle	5.00%		8/1/2025	Aa3	10,000	11,976,200
Port Seattle PFC	5.00%		12/1/2020	A+	6,500	7,837,570
Regional Trans Dist—Denver Trans	5.00%		7/15/2021	Baa3	3,460	3,985,332
Regional Trans Dist—Denver Trans	5.00%		1/15/2022	Baa3	2,800	3,191,328
Regional Trans Dist—Denver Trans	5.125%		1/15/2023	Baa3	2,835	3,224,416
Regional Trans Dist—Denver Trans	5.125%		7/15/2023	Baa3	5,670	6,448,831
San Francisco Arpt AMT	5.00%		5/1/2026	A+	10,000	11,425,100
San Francisco Arpt AMT	5.00%		5/1/2028	A+	7,450	8,374,098
South Jersey Trans Auth	5.00%		11/1/2020	A-	2,000	2,358,300
South Jersey Trans Auth	5.00%		11/1/2021	A-	5,305	6,273,693
Southeastern PA Transp Auth	5.00%		6/1/2023	A+	2,500	2,958,725
St Louis Arpt—Lambert Intl Airport	5.125%		7/1/2016	A-	1,920	2,155,795
St Louis Arpt—Lambert Intl Airport (AGM)	5.00%		7/1/2017	AA-	1,650	1,895,388
Tri Co Met Trsp Dist	3.00%		11/1/2019	Aa3	15,000	16,203,000
Triborough Brdg & Tunl Auth	5.00%		11/15/2020	AA-	7,525	9,328,291
Triborough Brdg & Tunl Auth	5.00%		11/15/2022	A+	4,715	5,816,754
Triborough Brdg & Tunl Auth	5.00%		11/15/2023	A+	2,000	2,462,540
Triborough Brdg & Tunl Auth	5.00%		11/15/2023	AA-	5,000	6,178,050
Triborough Brdg & Tunl Auth	5.00%		1/1/2025	AA-	10,285	12,328,732
Triborough Brdg & Tunl Auth (NPFGC)	5.50%		11/15/2021	A+	10,000	12,739,200
VA Small Bus Fing—95 Express Lanes AMT	5.00%		7/1/2034	BBB-	3,650	3,793,846
VA Small Bus Fing—Elizabeth River AMT	5.25%		1/1/2032	BBB-	10,500	11,253,585
VA Transp Brd—Cap Proj	5.00%		5/15/2021	AA+	10,000	12,474,700

46	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
INTERMEDIATE TAX FREE FUND March 31, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Transportation (continued)
WA St GARVEE—520 Corridor	5.00%	9/1/2021	AA	$10,000	$12,337,900
WI Trans	5.00%	7/1/2019	AA+	2,000	2,390,760

Total					550,520,863

Utilities 16.99%
Amr Muni Pwr—Fremont Energy	5.00%	2/15/2020	A1	2,000	2,381,720
Amr Muni Pwr—Fremont Energy	5.00%	2/15/2021	A1	1,300	1,553,292
Brownsville Utility Sys CR (AGM)(AMBAC)	5.00%	9/1/2020	AA-	4,800	5,267,088
CA Dept Wtr Res Pwr	5.00%	5/1/2018	AA-	4,050	4,852,305
CA Dept Wtr Res Pwr	5.00%	5/1/2019	AA-	16,695	20,348,033
Central Plains—Goldman Sachs	5.00%	9/1/2027	A-	20,000	22,438,400
Detroit Sewer	5.50%	7/1/2024	A+	2,500	2,736,775
East Bay Utility Water District	5.00%	6/1/2021	AAA	13,260	16,661,455
Energy Northwest—Columbia Station (AMBAC)	5.00%	7/1/2024	Aa1	11,665	13,118,809
Farmington Poll Ctl—AZ Pub Svc	4.70%	5/1/2024	BBB+	5,265	5,920,703
FL Muni Pwr Agy	5.25%	10/1/2022	A2	3,115	3,687,039
FL Muni Pwr Agy—St Lucie	5.00%	10/1/2021	A2	3,650	4,296,744
GA Env Loan Acquisition Corp	4.00%	3/15/2021	Aaa	7,335	8,306,741
Hampton Rds Santn Dist	5.00%	4/1/2022	AAA	5,000	5,815,500
HI Dept Budget—Hawaiian Electric AMT (FGIC)	4.80%	1/1/2025	Baa1	15,000	15,372,450
IA Fin Auth—Revolving Fund	5.25%	8/1/2020	AAA	2,500	3,021,000
IL DFA—Peoples Gas AMT (AMBAC)	4.875%	11/1/2038	A1	7,500	7,724,250
IN Fin Auth—Indianapolis Pwr & Light	4.90%	1/1/2016	A3	10,000	10,902,100
IN Fin Auth Waste Wtr	5.00%	10/1/2020	AA-	5,000	5,970,050
IN Fin Auth Waste Wtr	5.00%	10/1/2020	AA	7,135	8,773,981
IN Fin Auth Waste Wtr	5.25%	10/1/2026	AA	5,000	5,983,000
Indianapolis Local Pub Impt Bd Bk (NPFGC)	5.00%	7/1/2019	A+	340	400,782
Indianapolis Util Dist (AG)	5.00%	6/1/2017	AA-	3,140	3,588,486
Intermountain Pwr Agy(a)	5.00%	7/1/2021	A+	3,000	3,542,550
Intermountain Pwr Agy(a)	5.00%	7/1/2022	A+	1,500	1,758,015
JEA St Johns Riv Pwr Pk Sys	5.00%	10/1/2020	Aa2	3,000	3,647,430
JEA St Johns Riv Pwr Pk Sys	5.00%	10/1/2022	Aa2	1,625	1,943,468
KS DFA—Dept Hlth & Env	5.00%	3/1/2021	AAA	6,680	8,131,030
KS Env Impt—Kansas City Pwr & Lt	2.95%	12/1/2023	A3	17,500	17,547,425
KS Env Impt—Kansas City Pwr & Lt	2.95%	12/1/2023	A3	12,400	12,433,604

See Notes to Financial Statements.	47

Schedule of Investments (unaudited)(continued)
INTERMEDIATE TAX FREE FUND March 31, 2013

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Utilities (continued)
Lakeland Energy (AGM)	5.00%		10/1/2018	AA	$3,975	$4,694,634
Lakeland Energy (AGM)	5.00%		10/1/2019	AA	8,615	10,233,672
Long Beach Nat Gas—ML	1.624%	#	11/15/2026	A-	4,000	3,544,440
Long Island Power Auth	5.00%		5/1/2019	A-	1,000	1,182,170
Long Island Power Auth	5.00%		5/1/2020	A-	2,930	3,488,194
Long Island Power Auth (NPFGC)(FGIC)	5.00%		12/1/2019	A-	3,000	3,316,080
Los Angeles DEWAP—Pwr Sys	5.00%		7/1/2022	AA-	4,250	5,221,763
Los Angeles DEWAP—Wtr Sys	5.00%		7/1/2023	AA	3,000	3,701,910
Los Angeles Solid Waste	5.00%		2/1/2020	AA	2,000	2,399,080
Louisville/Jeff Co Met Swr Dist	5.00%		5/15/2019	AA	4,705	5,700,672
Louisville/Jeff Co Poll Ctl—Louisville Gas & Elec Co	1.65%		10/1/2033	A2	7,000	7,139,230
Lower Colo Riv Auth	5.00%		5/15/2018	A	6,345	7,565,841
Lower Colo Riv Auth	5.00%		5/15/2019	A	5,000	6,038,550
Lower Colo Riv Auth	5.00%		5/15/2020	A1	3,130	3,833,655
Lower Colo Riv Auth	5.00%		5/15/2020	A1	3,930	4,813,503
Lower Colo Riv Auth	5.00%		5/15/2021	A	5,225	6,385,159
Lower Colo Riv Auth	5.00%		5/15/2022	A	10,005	11,912,853
MA DFA—Dominion Energy	5.75%		12/1/2042	A-	1,000	1,219,350
Main St Nat Gas—ML	5.00%		3/15/2021	A-	2,500	2,841,825
MD EDC—Potomac Elec Rmkt	6.20%		9/1/2022	A	1,650	2,007,786
MEAG—Gen Resolution Projects	5.00%		1/1/2020	A	6,190	7,460,002
MEAG—Proj 1	5.00%		1/1/2021	A	4,185	5,088,207
Met Govt Nashville Water & Sewer	5.00%		7/1/2022	A+	1,000	1,242,490
Miami Dade Co Wtr & Swr (AGM)	5.25%		10/1/2018	Aa2	3,000	3,660,240
Modesto Irrigation Dist	5.00%		7/1/2022	A+	1,000	1,219,010
Modesto Irrigation Dist	5.00%		7/1/2023	A+	1,800	2,186,262
Modesto Irrigation Dist	5.00%		7/1/2024	A+	3,720	4,470,064
NC Eastern Muni Pwr	5.00%		1/1/2019	A-	2,245	2,693,663
NC Eastern Muni Pwr	5.00%		1/1/2020	A-	1,000	1,179,250
NC Muni Pwr Agy #1 Catawba Elec	5.25%		1/1/2017	A	20,000	23,268,400
NC Muni Pwr Agy #1 Catawba Elec	5.00%		1/1/2019	A	6,500	7,759,375
NE Public Power	5.00%		1/1/2029	A1	1,500	1,731,675
NE Public Power (AGM)	5.00%		1/1/2018	AA-	3,000	3,485,190
North Sumter Co Util Dep Dist	5.00%		10/1/2032	BBB-	8,000	8,188,240
North TX Muni Water	5.25%		9/1/2022	AAA	13,000	16,554,330
Northern CA Pwr—Hydroelec #1	5.00%		7/1/2026	A+	3,600	4,209,048

48	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
INTERMEDIATE TAX FREE FUND March 31, 2013

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Utilities (continued)
Northern CA Pwr—Morgan Stanley	0.836%	#	7/1/2019	A-	$10,000	$9,372,500
Northern CA Pwr—Morgan Stanley	0.926%	#	7/1/2027	A-	4,265	3,653,953
NY Energy—Rochester Gas & Elec (NPFGC)	5.00%		8/1/2032	BBB+	5,000	5,428,300
OH Air Quality—FirstEnergy	5.70%		8/1/2020	BBB-	4,250	5,079,898
OH Air Quality—FirstEnergy	5.75%		6/1/2033	BBB-	3,000	3,346,770
OH Air Quality—Ohio Vly Elec	5.625%		10/1/2019	BBB-	8,000	9,323,200
Orlando Util Commn	5.00%		10/1/2023	AA	11,000	13,731,960
PA Econ Dev—Philadelphia Biosolids	5.25%		1/1/2016	Baa3	2,225	2,405,314
PA Econ Dev—Philadelphia Biosolids	5.50%		1/1/2018	Baa3	1,030	1,160,511
PA Econ Dev—PPL Electric Utility Rmkt	4.00%		10/1/2023	A-	17,500	18,923,100
Philadelphia Gas Works	5.00%		8/1/2016	BBB+	1,000	1,113,180
Philadelphia Wastewater	5.00%		11/1/2026	A1	5,000	5,863,350
Philadelphia Water & Wastewater (AGM)	5.00%		6/15/2019	AA-	2,500	2,989,950
Phoenix Wastewater	5.50%		7/1/2019	AAA	1,675	2,043,818
Piedmont Muni Pwr Agy	5.00%		1/1/2019	A-	1,250	1,485,363
Piedmont Muni Pwr Agy	5.00%		1/1/2022	A-	4,750	5,640,055
Piedmont Muni Pwr Agy	5.00%		1/1/2024	A-	7,920	9,179,042
Piedmont Muni Pwr Agy	5.25%		1/1/2019	A-	2,000	2,343,180
Pima Co IDA—Tucson Elec	4.00%		9/1/2029	BBB-	2,250	2,244,555
Pima Co IDA—Tucson Elec	4.95%		10/1/2020	BBB-	10,640	12,115,130
PR Aqueduct & Swr Auth	5.25%		7/1/2029	BB+	20,000	19,382,200
PR Elec Pwr Auth	5.00%		7/1/2024	BBB+	4,900	4,961,985
PR Elec Pwr Auth	5.00%		7/1/2029	BBB+	8,205	7,903,876
PR Elec Pwr Auth	5.25%		7/1/2019	BBB+	2,000	2,169,000
PR Elec Pwr Auth	5.25%		7/1/2026	BBB+	4,900	4,934,790
Public Gas Partners Inc	5.00%		10/1/2019	A+	5,950	6,848,152
Salt River Imp & Pwr Dist	5.00%		1/1/2021	Aa1	1,000	1,182,250
Salt River Proj Agric Imp & Pwr Dist	5.00%		12/1/2023	Aa1	8,980	11,032,199
San Diego PFA Swr	5.00%		5/15/2020	Aa3	5,000	6,048,300
San Diego PFA Swr	5.50%		5/15/2023	Aa3	5,000	6,148,200
San Francisco City & Co Pub Util Sys	5.00%		11/1/2023	AA-	5,450	6,679,847
SC Renewable Wtr Res	5.00%		1/1/2023	AA	8,515	10,386,767
Snohomish Co PUD #1 (AGM)	5.00%		12/1/2020	AA-	5,000	5,519,650
TEAC—Goldman Sachs	5.00%		2/1/2017	Baa3	5,000	5,555,800
TEAC—Goldman Sachs	5.00%		2/1/2018	Baa3	1,055	1,186,474
TEAC—Goldman Sachs	5.25%		9/1/2019	A-	15,300	17,738,514
TEAC—Goldman Sachs	5.25%		9/1/2020	A-	2,670	3,108,895

See Notes to Financial Statements.	49

Schedule of Investments (unaudited)(continued)
INTERMEDIATE TAX FREE FUND March 31, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Utilities (continued)
TX Muni Gas Acq & Supply—Macquarie	5.00%	12/15/2024	A3	$13,000	$14,489,540
TX Muni Gas Acq & Supply—ML	5.25%	12/15/2021	A-	4,685	5,486,697
TX Muni Gas Acq & Supply—ML	5.25%	12/15/2023	A-	2,925	3,441,321
TX Muni Gas Acq & Supply—ML	5.625%	12/15/2017	A-	7,010	7,807,458
TX Muni Pwr Agy	4.00%	9/1/2017	A+	2,000	2,218,940
TX Muni Pwr Agy	4.00%	9/1/2018	A+	2,675	3,000,574
UT Muni Pwr—Payson Pwr	4.00%	4/1/2017	A-	4,785	5,296,134
VA Res Auth Clean Wtr—Revolving Fd	5.00%	10/1/2017	AAA	2,000	2,376,920
VA Res Auth Clean Wtr—Revolving Fd	5.00%	10/1/2018	AAA	2,150	2,536,377
Vernon Elec Sys	5.125%	8/1/2021	A-	11,900	13,405,469
Western Genr Agy—Wauna Cogen AMT	5.00%	1/1/2016	NR	1,510	1,531,125
Wichita Wtr & Swr	5.00%	10/1/2020	AA-	6,795	8,350,511
Wyandotte Co Unified Govt Utility Sys	5.00%	9/1/2021	A+	3,105	3,758,603

Total					731,689,735

Total Municipal Bonds (cost $3,993,236,184)					4,207,024,404

				Shares (000)

SHORT-TERM INVESTMENTS 2.15%

Money Market Mutual Fund 0.00%
Dreyfus Municipal Cash Management Plus (cost $1,775)				2	1,775

	Interest Rate#	Interest Rate Reset Date(d)	Final Maturity Date		Principal Amount (000)

Variable Rate Demand Notes 2.15%

Education 0.34%
NE Ed Fin Auth—Creighton Univ	0.14%	4/1/2013	7/1/2035	Aa1	$14,550	14,550,000

General Obligation 0.74%
NYC GO	0.18%	4/1/2013	8/1/2038	AAA	21,000	21,000,000
NYC GO	0.19%	4/1/2013	1/1/2036	BBB	10,905	10,905,000

Total						31,905,000

50	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)
INTERMEDIATE TAX FREE FUND March 31, 2013

Investments	Interest Rate#	Interest Rate Reset Date(d)	Final Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Health Care 0.19%
CO Hlth Facs—North CO Med Ctr	0.24%	4/1/2013	5/15/2030	AA	$1,465	$1,465,000

Pinellas Co Hlth Facs—Bayfront Hsp	0.17%	4/1/2013	7/1/2036	A3	6,800	6,800,000

Total						8,265,000

Lease Obligations 0.35%
Palm Beach Co Sch Brd COP	0.57%	4/4/2013	8/1/2029	BBB	15,000	15,000,000

Utilities 0.53%
Las Vegas Valley Water District	0.16%	4/1/2013	6/1/2036	AA+	18,900	18,900,000
Las Vegas Valley Water District	0.16%	4/1/2013	6/1/2036	AA+	4,000	4,000,000

Total						22,900,000

Total Variable Rate Demand Notes (cost $92,620,000)						92,620,000

Total Short-Term Investments (cost $92,621,775)						92,621,775

Total Investments in Securities 99.83% (cost $4,085,857,959)						4,299,646,179

Cash and Other Assets in Excess of Liabilities(h) 0.17%						7,209,392

Net Assets 100.00%						$4,306,855,571

Open Futures Contracts at March 31, 2013:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Depreciation

U.S. 10-Year Treasury Note	June 2013	500	Short	$(65,992,188)	$(313,365)
U.S. 30-Year Treasury Bond	June 2013	342	Short	(49,408,312)	(721,998)

Totals				$(115,400,500)	$(1,035,363)

See Notes to Financial Statements.	51

Schedule of Investments (unaudited)
AMT FREE MUNICIPAL BOND FUND March 31, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

MUNICIPAL BONDS 97.71%

Corporate-Backed 6.41%
Aleutians E Burough—Pribilof Islands (ACA)	5.50%	6/1/2025	NR	$375	$382,586
Beaver Co IDA—FirstEnergy Rmkt	2.70%	4/1/2035	BBB-	1,500	1,528,170
CA Stwde—So CA Edison	4.50%	9/1/2029	A1	200	212,816
Citizens Property Insurance Corp	5.00%	6/1/2020	A+	1,000	1,189,650
Citizens Property Insurance Corp	5.00%	6/1/2021	A+	1,000	1,191,630
Fort Bend Co IDC—NRG Energy Rmkt	4.75%	5/1/2038	Baa3	400	410,832
IN Fin Auth—US Steel	6.00%	12/1/2026	BB	100	106,880
LA Citizens Property Insurance Corp (AMBAC)	5.00%	6/1/2021	A-	200	219,836
LA Env Facs—Westlake Chem	6.50%	11/1/2035	BBB-	150	178,730
LA Env Facs—Westlake Chem	6.75%	11/1/2032	BBB-	250	283,293
LA Env Facs—Westlake Chem Rmkt	6.50%	8/1/2029	BBB-	630	751,640
Love Field Arpt—Southwest Airlines	5.25%	11/1/2040	BBB-	1,640	1,787,371
Nez Perce Co Poll Ctl—Potlatch	6.00%	10/1/2024	BB+	120	120,467
NYC Cap Res—Arthur Mgmt	7.00%	8/1/2025	NR	150	162,558
NYC IDA—Queens Stadium (AMBAC)	5.00%	1/1/2046	Ba1	270	274,401
OH Air Quality—OH Power Co (AMBAC)	5.15%	5/1/2026	Baa1	100	100,129
PA Econ Dev—Waste Mgmt	1.75%	12/1/2033	BBB	500	513,280
Port Corpus Christi Auth—Celanese	6.45%	11/1/2030	B+	425	430,763
Selma IDB—Intl Paper	5.375%	12/1/2035	BBB	500	552,965
St Charles Parish—Valero Energy	4.00%	12/1/2040	BBB	500	549,445
Sthrn CA Tobacco	5.125%	6/1/2046	B+	160	140,976
Warren Co—Intl Paper	5.80%	5/1/2034	BBB	100	112,307
Warren Co—Intl Paper	6.50%	9/1/2032	BBB	255	292,811
Whiting Env Facs—BP Rmkt	5.25%	1/1/2021	A	1,120	1,380,814

Total					12,874,350

Education 12.43%
Allegheny Co Hi Ed—Duquesne Univ	5.50%	3/1/2029	A2	130	150,946
Brevard Co IDR—Tuff FL Tech	6.50%	11/1/2029	BBB-	200	222,548
CA Ed Facs—Santa Clara Univ	5.50%	4/1/2033	Aa3	265	297,213
CA Fin Auth—Emerson Clg	6.00%	1/1/2042	BBB+	250	301,740
CA Pub Wks—Regents UCal	5.00%	4/1/2034	Aa2	170	189,910
Dutchess Co LDC—Anderson Ctr	6.00%	10/1/2030	BB+	100	107,870
FL Hi Ed Facs—Univ of Tampa	5.00%	4/1/2032	BBB+	600	653,940

52	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
AMT FREE MUNICIPAL BOND FUND March 31, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value

Education (continued)
Fulton Co Dev—GA Tech Athletic Assoc	5.75%	10/1/2031	A2		$80	$94,723
Fulton Co Dev—Spelman Clg	5.00%	6/1/2026	A1		175	194,672
Fulton Co Dev—Tuff/Atlanta Hsg	5.00%	9/1/2032	A+		750	819,900
Gainesville Redev—Riverside Mil Admy	5.125%	3/1/2027	BB+	(c)	1,000	1,008,580
Gainesville Redev—Riverside Mil Admy	5.125%	3/1/2037	BB+	(c)	155	149,913
IL Fin Auth—DePaul Univ	6.00%	10/1/2032	A2		465	544,041
IL Fin Auth—DePaul Univ	6.125%	10/1/2040	A2		55	63,909
IL Fin Auth—IL Inst of Tech	5.00%	4/1/2020	Baa3		100	102,909
IL Fin Auth—IL Inst of Tech	5.00%	4/1/2021	Baa3		500	513,125
IL Fin Auth—IL Inst of Tech	5.00%	4/1/2031	Baa3		500	500,135
IN Fin Auth—Earlham Clg	5.00%	10/1/2042	A1		1,055	1,157,979
LA PFA—Loyola Univ	5.25%	10/1/2029	A+		680	791,758
MA DFA—Merrimack Clg	5.00%	7/1/2032	BBB-		380	415,557
McAllister Academic Vlg—AZ State Univ	5.25%	7/1/2030	AA-		105	117,516
MD Hlth & Hi Ed—Loyola Univ	4.00%	10/1/2027	A		675	734,481
Morgan State Univ	5.00%	7/1/2027	Aa3		670	786,319
Morgan State Univ	5.00%	7/1/2030	Aa3		350	406,133
Morgan State Univ	5.00%	7/1/2032	Aa3		450	518,247
NC Cap Facs—High Point Univ	5.00%	5/1/2025	BBB+		1,075	1,215,836
NH Hlth & Ed—Sthrn NH Univ	5.00%	1/1/2019	BBB		800	902,264
NH Hlth & Ed—Sthrn NH Univ	5.00%	1/1/2027	BBB		250	275,650
Niagara Area Dev Corp—Niagara Univ	5.00%	5/1/2030	BBB+		750	837,442
NJ Ed Facs—Kean Univ	5.00%	9/1/2024	A2		350	403,319
NJ Ed Facs—Kean Univ	5.25%	9/1/2029	A2		160	182,955
NJ Ed Facs—NJ Inst of Tech	5.00%	7/1/2031	A+		500	552,650
NJ Ed Facs—Ramapo Clg	4.00%	7/1/2027	A		1,000	1,055,340
NJ Ed Facs—Rowan Univ	5.00%	7/1/2022	A+		150	174,860
NJ Ed Facs—Univ Med & Dent	6.50%	12/1/2020	Baa1		555	680,302
NY Dorm—Cornell Univ	5.00%	7/1/2034	Aa1		250	290,782
NY Dorm—Culinary Inst of Amr	5.00%	7/1/2042	Baa2		250	265,768
NY Dorm—New School	5.50%	7/1/2040	A-		400	449,144
NY Dorm—New School CR (AGM)	5.00%	7/1/2020	AA-		115	136,959
NY Dorm—Pace Univ	5.00%	5/1/2029	BBB-		500	565,030
OH Hi Ed—Univ Dayton	5.00%	12/1/2023	A		535	641,524
Ohio State Univ	5.00%	12/1/2028	NR		40	48,809
Olmos Park Hi Ed—Univ Incarnate Word	5.00%	12/1/2021	A3		1,000	1,191,860
PA Hi Ed—La Salle Univ	4.00%	5/1/2032	BBB		1,585	1,642,440

See Notes to Financial Statements.	53

Schedule of Investments (unaudited)(continued)
AMT FREE MUNICIPAL BOND FUND March 31, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Education (continued)
PA Hi Ed—St Josephs Univ	5.00%	11/1/2030	A-	$600	$661,956
PR Indl Tourist—Inter American Univ	5.00%	10/1/2022	A-	450	491,575
RI Hlth & Ed—RISD	5.00%	8/15/2035	A1	1,000	1,111,280
Troy IDA—Rensselaer Poly	5.00%	9/1/2031	A-	320	359,661

Total					24,981,470

General Obligation 10.24%
Atlantic City Brd Ed (AGM)	6.00%	4/1/2034	AA-	550	654,027
CA State GO	5.00%	9/1/2036	A1	1,250	1,389,662
CA State GO	5.375%	11/1/2035	A1	400	461,028
CA State GO	5.50%	3/1/2040	A1	975	1,141,354
CA State GO	6.50%	4/1/2033	A1	300	369,423
CA State GO (CIFG)	4.50%	8/1/2028	A1	200	213,830
Chabot/Las Positas CCD	5.00%	8/1/2022	Aa3	1,000	1,217,970
Chicago GO	5.25%	1/1/2027	Aa3	250	280,213
Cook Co GO	5.00%	11/15/2024	AA	1,600	1,883,104
Fraser Pub Sch Dist	5.75%	5/1/2033	AA-	400	464,980
HI State GO	5.00%	12/1/2028	AA	1,000	1,184,170
Hudson Co Impt Auth—Solid Waste GTD	5.75%	1/1/2035	Aa3	225	260,876
IL State GO	5.00%	8/1/2023	A2	500	571,975
IL State GO	5.00%	1/1/2034	A2	770	822,198
Kendall Kane & WIll Co CUSD #308	5.00%	2/1/2029	Aa2	1,000	1,130,380
Los Alamitos USD	5.50%	8/1/2033	Aa2	150	173,202
Los Rios CCD	5.00%	8/1/2029	AA-	110	123,060
Nassau Co GO Rmkt	5.00%	12/1/2017	A+	250	294,055
NYC GO	5.00%	8/1/2022	AA	1,125	1,397,880
Oakland USD (NPFGC)(FGIC)	5.00%	8/1/2026	NR	125	125,245
PR Comwlth GO	5.00%	7/1/2031	BBB-	100	95,946
PR Comwlth GO	5.125%	7/1/2037	BBB-	1,660	1,558,043
PR Comwlth GO	5.25%	7/1/2030	BBB-	190	187,861
PR Comwlth GO	5.375%	7/1/2030	BBB-	270	269,225
PR Comwlth GO	5.50%	7/1/2031	BBB-	270	269,976
PR Comwlth GO	5.50%	7/1/2032	BBB-	435	434,961
PR Pub Bldg Auth GTD	6.00%	7/1/2020	BBB-	200	217,974
PR Pub Bldg Auth GTD	6.25%	7/1/2026	BBB-	315	333,617
PR Pub Bldg Auth GTD	6.75%	7/1/2036	BBB-	300	318,909
San Bernardino CCD	6.25%	8/1/2033	Aa2	150	179,795
St Pub SBA—Philadelphia Sch Dist	5.00%	4/1/2023	Aa3	1,500	1,734,960

54	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
AMT FREE MUNICIPAL BOND FUND March 31, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value

General Obligation (continued)
Stockton USD (AGM)	5.00%	7/1/2028	AA-		$750	$826,942

Total						20,586,841

Health Care 20.04%
Abag Fin Auth—Episcopal Senior	5.00%	7/1/2042	BBB		200	212,772
Abag Fin Auth—Sharp Hlthcare	5.00%	8/1/2027	A+		300	339,996
Abag Fin Auth—Sharp Hlthcare	5.00%	8/1/2028	A+		250	280,880
Akron Bath Copley Hsp—Akron Gen	5.00%	1/1/2031	BBB		750	802,552
Alachua Co IDA—No FL Retirement Vlg	5.875%	11/15/2042	NR		250	249,808
Allegheny Co Hsp—West Penn Hlth	5.375%	11/15/2040	CC		100	86,754
Athens Clarke Co Dev—Catholic Hlth E	6.25%	11/15/2032	A		540	634,419
AZ Hlth Facs—Banner Hlth	5.50%	1/1/2038	AA-		1,015	1,128,284
AZ Hlth Facs—Beatitudes	5.20%	10/1/2037	NR		500	490,495
AZ Hlth Facs—Phoenix Childrens Hsp	5.00%	2/1/2034	BBB+		700	753,214
Butler Co Hsp Facs—Kettering Hlth	5.00%	4/1/2025	A		770	871,139
Butler Co Hsp Facs—Kettering Hlth	5.00%	4/1/2026	A		100	112,084
CA Hlth—Adventist Hlth W	4.00%	3/1/2033	A		500	498,690
CA Hlth—Catholic Hlthcare W	5.50%	7/1/2025	A		85	95,941
CA Hlth—Cedars Sinai Med Ctr	5.00%	8/15/2034	A2		265	293,718
CA Hlth—Childrens Hsp Los Angeles	5.00%	11/15/2027	BBB+		1,000	1,120,680
CA Hlth—Sutter Hlth	5.25%	8/15/2031	AA-		700	812,938
CA Hlth—Sutter Hlth	5.50%	8/15/2026	AA-		275	327,940
CA Stwde—Catholic Hlthcare W	5.50%	7/1/2031	A		100	110,899
CA Stwde—Catholic Hlthcare W	5.625%	7/1/2035	A		105	116,984
CA Stwde—Eskaton Pptys	5.25%	11/15/2034	BBB		500	535,440
CA Stwde—So Cal Presbyterian	6.625%	11/15/2024	BBB-		110	127,954
CA Stwde—Terraces San Joaquin	6.00%	10/1/2042	NR		680	734,638
CO Hlth Facs—Boulder Cmnty Hsp	5.00%	10/1/2032	A		280	311,049
CO Hlth Facs—Catholic Hlth	5.25%	2/1/2031	AA-		750	851,070
CO Hlth Facs—Catholic Hlth	6.125%	10/1/2028	AA-		155	185,349
CT Hlth & Ed—Hartford Hlthcare	5.00%	7/1/2032	A		600	679,548
CT Hlth & Ed—Stamford Hsp	5.00%	7/1/2034	A-		1,130	1,235,734
CT Hlth &Ed—Yale New Haven Hsp	5.75%	7/1/2034	Aa3		250	292,150
Cumberland Co Mun Auth—Diakon Lutheran	5.00%	1/1/2036	BBB+	(c)	100	102,634
Cumberland Co Mun Auth—Diakon Lutheran	6.25%	1/1/2024	BBB+	(c)	130	149,984
Cumberland Mun Auth—Asbury	5.25%	1/1/2021	NR		140	154,420
Cumberland Mun Auth—Asbury	5.40%	1/1/2022	NR		150	162,204
DeKalb Co Hsp—Children’s Hlthcare	5.00%	11/15/2029	AA		530	584,802

See Notes to Financial Statements.	55

Schedule of Investments (unaudited)(continued)
AMT FREE MUNICIPAL BOND FUND March 31, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value

Health Care (continued)
East Rochester Hsg—Woodland Vlg	5.50%	8/1/2033	NR		$160	$162,493
Glynn Brunswick Mem Hsp—SE GA Hlth	5.625%	8/1/2034	A2		165	183,765
Howard Co Retmt Cmnty—Vantage House	5.25%	4/1/2037	NR		100	96,950
IL Fin Auth—Ascension Hlth	5.00%	11/15/2032	AA+		750	841,987
IL Fin Auth—Friendship Vlg Shaumburg	7.125%	2/15/2039	BB-	(c)	210	231,548
IL Fin Auth—Memorial Hlth Sys	5.50%	4/1/2034	A+		250	273,573
IL Fin Auth—Northwestern Mem Hsp	5.75%	8/15/2030	AA+		150	174,117
IL Fin Auth—Rush Univ Med	6.125%	11/1/2021	A		70	81,980
IL Fin Auth—Rush Univ Med	6.375%	11/1/2027	A		315	376,359
IL Fin Auth—Rush Univ Med	6.375%	11/1/2029	A		175	208,229
IL Fin Auth—Rush Univ Med	6.375%	11/1/2029	A		35	41,646
IL Fin Auth—Rush Univ Med	7.25%	11/1/2030	A		250	315,325
IL Fin Auth—Rush Univ Med (NPFGC)	5.25%	11/1/2035	A		305	330,538
IL Fin Auth—Univ of Chicago Med Ctr	5.50%	8/15/2036	AA-		155	175,096
Johnson City Hlth—Mtn States Hlth	6.00%	7/1/2038	BBB+		45	52,549
Lucas Co Hsp—ProMedica Hlthcare	5.75%	11/15/2031	AA		300	361,464
MA Hlth & Ed—Catholic Hlth E	6.25%	11/15/2032	A		745	874,518
MA Hlth & Ed—Emerson Hsp (RADIAN)	5.00%	8/15/2035	NR		380	365,625
Martin Co Hlth—Martin Mem Med	5.50%	11/15/2032	Baa1		750	845,257
Martin Hsp Dist	7.25%	4/1/2036	BBB	(c)	250	281,955
MD Hlth & Ed—Mercy Med Ctr	5.00%	7/1/2031	BBB		300	336,777
MD Hlth & Ed—Mercy Med Ctr	6.25%	7/1/2031	BBB		445	537,627
ME Hlth & Hi Ed—Eastern ME Med	5.00%	7/1/2043	Baa1		565	606,663
ME Hlth & Hi Ed—MaineGeneral Hlth	6.00%	7/1/2026	Baa3		545	653,035
ME Hlth & Hi Ed—MaineGeneral Hlth	6.75%	7/1/2036	Baa3		375	455,902
MI Fin Auth—Trinity Hlth	5.00%	12/1/2035	AA		500	561,555
MO Hlth & Ed—Cox Hlth	5.50%	11/15/2033	A2		100	109,953
Montgomery Co Hlth—Catholic Hlth E	6.25%	11/15/2034	A		105	121,803
Montgomery Co IDA—Jefferson Hlth	5.00%	10/1/2027	AA		1,000	1,154,080
Montgomery Co IDA—Whitemarsh	6.125%	2/1/2028	NR		350	356,093
NH Hlth & Ed—Wentworth Douglass Hsp	6.00%	1/1/2034	A		100	116,015
NJ EDA—Seashore Gardens	5.375%	11/1/2036	NR		250	240,775
NJ Hlth—Barnabas Hlth	5.00%	7/1/2025	BBB+		250	287,048
NJ Hlth—Barnabas Hlth	5.625%	7/1/2032	BBB+		575	651,251
NJ Hlth—Kennedy Hlth Sys	5.00%	7/1/2031	A3		500	557,100
NJ Hlth—St Josephs Hlth	6.625%	7/1/2038	BBB-		155	178,576
NM Hsp—Gerald Champion Hsp	5.50%	7/1/2042	BB		375	386,752

56	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
AMT FREE MUNICIPAL BOND FUND March 31, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value

Health Care (continued)
NM Hsp—Haverland	5.00%	7/1/2042	BBB-	(c)	$250	$250,900
NY Dorm—NYU Hsps Ctr	5.75%	7/1/2031	A-		250	290,565
NYC Hlth & Hsp Corp	5.00%	2/15/2025	Aa3		250	285,475
OH Hsp—Cleveland Clinic	5.00%	1/1/2032	Aa2		525	581,369
Onondaga CDC—St Josephs Hsp	5.00%	7/1/2042	BB+		335	344,467
Pell City Spl Care Facs—Noland Hlth	5.00%	12/1/2031	A-		1,190	1,290,829
Philadelphia Hsps—Temple Univ Hlth	5.50%	7/1/2026	BBB-		455	490,203
Philadelphia Hsps—Temple Univ Hlth	5.50%	7/1/2030	BBB-		755	801,176
San Buenaventura—Cmnty Mem Hlth	8.00%	12/1/2026	BB		950	1,237,147
Sarasota Hlth—Manatee	5.75%	7/1/2045	NR		55	48,519
Tulsa IDA—Montereau	6.875%	11/1/2023	NR		300	316,836
Univ CO Hsp Auth	5.00%	11/15/2036	A+		500	552,600
Univ Med Ctr Corp	5.00%	7/1/2020	BBB+		1,420	1,656,913
Upland COP—San Antonio Cmnty Hsp COP	6.375%	1/1/2032	A		140	164,595
WA Hlth Care—Providence Hlth	5.00%	10/1/2042	AA		100	118,354
Westchester Co Hlth Care	6.00%	11/1/2030	A3		150	177,617
Westchester Co Hlth Care	6.125%	11/1/2037	A3		275	321,877
WI Hlth & Ed—Aurora Hlth	5.625%	4/15/2039	A3		145	161,479
WI Hlth & Ed—Wheaton Franciscan Hlth	5.25%	8/15/2023	A-		350	386,487
WI Hlth & Ed—Wheaton Franciscan Hlth	5.25%	8/15/2024	A-		430	470,416
WI Hlth—Sauk-Prairie Mem Hsp	5.375%	2/1/2048	Ba1		1,000	994,460
Wood Co Hsp Facs—Wood Co Hsp	5.00%	12/1/2032	Baa2		280	300,384

Total						40,275,810

Housing 0.27%
Alachua Co Hlth—Oak Hammock	8.00%	10/1/2042	NR		300	365,241
Minneapolis MFH—Riverside Plaza	6.00%	11/1/2013	NR		170	170,354

Total						535,595

Lease Obligations 8.74%
CA Pub Wks—Dept Gen Svcs	5.00%	4/1/2030	A2		130	138,584
CA Pub Wks—Riverside Campus	6.00%	4/1/2027	A2		250	303,863
CA Pub Wks—Various Cap Proj	5.00%	11/1/2022	A2		250	302,225
CA Pub Wks—Various Cap Proj	5.00%	10/1/2028	A2		535	595,193
CA Pub Wks—Various Cap Proj	5.00%	4/1/2034	A2		500	544,155
CA Pub Wks—Various Cap Proj	5.75%	3/1/2030	A2		300	349,107
CA Pub Wks—Various Cap Proj	6.625%	11/1/2034	A2		545	591,805

See Notes to Financial Statements.	57

Schedule of Investments (unaudited)(continued)
AMT FREE MUNICIPAL BOND FUND March 31, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Lease Obligations (continued)
Carrollton Payroll Dev—UWG Athletic	6.25%	6/15/2034	A1	$290	$337,325
Delano Earlimart Irrigation Dist COP	5.00%	2/1/2028	AA-	475	512,230
Essex Co Impt Auth—Newark	6.25%	11/1/2030	Baa1	250	288,765
GA Hi Ed—USG Real Estate Fndtn	6.00%	6/15/2028	A2	125	146,270
Los Angeles USD	5.00%	10/1/2025	A+	1,000	1,146,380
Mclennan Co PFC	6.625%	6/1/2035	AA-	565	606,477
MI Bldg Auth	5.00%	10/15/2025	Aa3	400	468,368
MI Bldg Auth	5.20%	10/15/2031	Aa3	1,000	1,138,700
MI Fin Auth—Detroit Sch Dist	5.50%	6/1/2021	A+	650	776,178
MI Strategic Fd—Cadillac Place	5.25%	10/15/2031	A+	250	282,030
NJ EDA—Sch Facs	5.00%	9/1/2022	A+	425	505,529
NJ EDA—Sch Facs	5.00%	3/1/2023	A+	1,500	1,785,990
NJ EDA—Sch Facs	5.875%	12/15/2034	A+	100	118,522
NJ Hlth—Hsp Asset Trans	5.00%	10/1/2028	A+	120	134,330
NJ Trans Trust Fund	5.00%	6/15/2023	A+	1,000	1,195,220
North Hudson Sewerage Auth	5.00%	6/1/2024	A-	1,000	1,180,190
NY Liberty Dev Corp—4 WTC	5.00%	11/15/2031	A+	400	450,624
Philadelphia Muni Auth	6.375%	4/1/2029	A2	625	722,906
Pima Co IDA—HQ Metro	6.00%	7/1/2041	AA	600	674,142
RI EDC—GARVEE (AG)	5.25%	6/15/2019	AA-	250	301,355
San Diego PFA—Master Lease	5.125%	9/1/2030	A+	1,000	1,108,680
San Mateo Co Jt Pwrs Fin Auth	5.00%	7/15/2033	AA+	275	306,941
VA Transportation	4.75%	5/15/2035	AA+	500	562,990

Total					17,575,074

Other Revenue 6.60%
Apache Co Poll Ctl—Tucson Elec	4.50%	3/1/2030	BBB-	1,750	1,811,005
Arlington Hi Ed Fin Corp—Arlington Classics	7.65%	8/15/2040	BB	155	171,596
Austin Convention†	5.75%	1/1/2034	Ba2	590	621,128
Austin Convention CR (BHAC)(XLCA)	5.00%	1/1/2034	AA+	200	209,430
Baltimore Conv Ctr—Hilton Hotel	5.875%	9/1/2039	Ba2	250	258,908
Baltimore Conv Ctr—Hilton Hotel (XLCA)	5.00%	9/1/2032	BB+	95	97,480
Baltimore Conv Ctr—Hilton Hotel (XLCA)	5.25%	9/1/2025	BB+	295	307,021
Baltimore Conv Ctr—Hilton Hotel (XLCA)	5.25%	9/1/2026	BB+	100	103,913
Baytown Twp—St Croix Prep Admy	5.75%	8/1/2042	BB	650	655,870
Brooklyn Arena LDC—Barclays Ctr	6.00%	7/15/2030	BBB-	25	29,910
Brooklyn Arena LDC—Barclays Ctr	6.25%	7/15/2040	BBB-	55	65,894

58	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
AMT FREE MUNICIPAL BOND FUND March 31, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value

Other Revenue (continued)
Brooklyn Arena LDC—Barclays Ctr	6.375%	7/15/2043	BBB-		$950	$1,138,964
Childrens Trust Fund Tob Settlement	5.625%	5/15/2043	Baa3		890	893,702
Cleveland Arpt	5.00%	1/1/2029	A-		425	474,338
Cleveland Arpt	5.00%	1/1/2030	A-		555	617,660
Clifton Higher Ed—IDEA Pub Schs	5.00%	8/15/2042	BBB		275	294,077
DC Rev—Brookings Institution	5.75%	10/1/2039	Aa3		125	139,875
DC Rev—Friendship Pub Chtr Sch	5.00%	6/1/2032	BBB		500	527,405
DC Rev—Natl Pub Radio	5.00%	4/1/2035	AA-		130	142,936
FL DFC—Renaissance Chtr Sch	7.625%	6/15/2041	BB-	(c)	500	587,355
Houston Hi Ed—Cosmos Fndtn	5.875%	5/15/2021	BBB		250	291,645
La Vernia Hi Ed—Life Schools of Dallas	7.25%	8/15/2031	BBB-		250	294,040
MD EDC—Chesapeake Bay Hyatt	5.00%	12/1/2031	NR		100	71,210
North TX Edu Fin Corp—Uplift Education	4.875%	12/1/2032	BBB-		200	215,530
NYC Cultural—Whitney Museum	5.25%	7/1/2026	A		500	577,955
NYC IDA—Queens Stadium (AMBAC)	5.00%	1/1/2036	Ba1		885	906,160
NYC IDA—Queens Stadium (AMBAC)	5.00%	1/1/2039	Ba1		240	244,325
NYC IDA—United Jewish Appeal	5.00%	7/1/2034	Aa1		420	479,312
Philadelphia IDA—Please Touch Museum	5.25%	9/1/2036	BBB-		150	146,439
TX PFA—Cosmos Fndtn	5.375%	2/15/2037	BBB		500	521,505
Yonkers EDC—Charter Sch Ed Excellence	6.25%	10/15/2040	BB		350	368,428

Total						13,265,016

Special Tax 1.72%
Allentown Neighborhood Impt	5.00%	5/1/2027	Baa2		250	278,530
Allentown Neighborhood Impt	5.00%	5/1/2032	Baa2		325	355,482
Allentown Neighborhood Impt	5.00%	5/1/2035	Baa2		300	323,349
Frederick Co—Urbana Redev	5.00%	7/1/2030	A-		100	111,758
Hesperia Pub Fin Auth (XLCA)	5.00%	9/1/2031	Ba1		315	313,113
Hesperia Pub Fin Auth (XLCA)	5.00%	9/1/2037	Ba1		175	167,848
Lancaster Redev	6.00%	8/1/2024	BBB		250	272,875
NYC IDA—Queens Stadium (AMBAC)	5.00%	1/1/2018	Ba1		200	212,818
San Jose Spl Tax—Conv Ctr	5.50%	5/1/2024	A2		460	542,303
Village CDD #10	4.50%	5/1/2023	NR		865	881,123

Total						3,459,199

Tax Revenue 4.65%
AZ Sports & Tourism Auth—Stadium	5.00%	7/1/2028	A1		1,000	1,120,060
AZ Sports & Tourism Auth—Stadium	5.00%	7/1/2031	A1		250	276,473
DC Deed Tax	5.00%	6/1/2023	A1		110	127,366

See Notes to Financial Statements.	59

Schedule of Investments (unaudited)(continued)
AMT FREE MUNICIPAL BOND FUND March 31, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Tax Revenue (continued)
Hudson Yards	5.75%	2/15/2047	A	$900	$1,048,923
IL Sales Tax	4.75%	6/15/2034	AAA	205	221,058
IL Sales Tax (NPFGC)(FGIC)	6.00%	6/15/2024	AAA	125	166,348
LA Stadium & Expo Dist	5.00%	7/1/2022	A3	250	296,978
MTA NY—Dedicated Tax	5.50%	11/15/2039	AA	200	230,914
NJ EDA—Cigarette Tax	4.25%	6/15/2027	BBB+	1,000	1,060,130
NJ EDA—Cigarette Tax	5.00%	6/15/2023	BBB+	205	238,097
NJ EDA—Cigarette Tax	5.75%	6/15/2029	Aaa	550	586,360
PR Corp Sales Tax	5.25%	8/1/2027	A+	315	337,894
PR Corp Sales Tax	5.375%	8/1/2039	A+	235	240,163
PR Corp Sales Tax	5.50%	8/1/2042	A+	1,000	1,029,130
Regional Trsp Auth (NPFGC)(FGIC)	5.50%	7/1/2022	AA	160	198,202
San Jose Spl Tax—Conv Ctr	5.50%	5/1/2026	A2	175	202,368
San Jose Spl Tax—Conv Ctr	6.50%	5/1/2036	A2	530	638,125
Sonoma Marin Area Rail Rmkt	5.00%	3/1/2028	AA	510	590,090
Virgin Islands PFA—Matching Fund	5.00%	10/1/2025	Baa2	215	238,942
Virgin Islands PFA—Matching Fund	5.25%	10/1/2029	Baa2	180	200,732
Yorba Linda Redev Agy	6.50%	9/1/2032	A-	250	299,193

Total					9,347,546

Tobacco 4.64%
Buckeye Tobacco	5.125%	6/1/2024	B-	1,350	1,241,365
Golden St Tobacco	5.75%	6/1/2047	B-	1,000	960,970
Golden St Tobacco (AMBAC)	5.00%	6/1/2029	A2	250	251,627
Golden St Tobacco (AMBAC)	5.00%	6/1/2030	A2	375	377,539
Golden St Tobacco (FGIC)	5.00%	6/1/2035	A2	690	724,114
Golden St Tobacco (FGIC)	5.00%	6/1/2038	A2	375	391,447
MI Tob Settlement	5.125%	6/1/2022	B-	850	797,521
Nthrn CA Tobacco	4.75%	6/1/2023	B+	205	205,113
Nthrn CA Tobacco	5.50%	6/1/2045	B-	1,000	899,020
Railsplitter Tobacco Settlement Auth	6.00%	6/1/2028	A-	910	1,104,813
SD Edu Enhancement Fding Corp	5.00%	6/1/2026	A-	250	295,425
Tobacco Settlement Auth IA	5.625%	6/1/2046	B+	100	98,004
Tobacco Settlement Fin Corp	5.00%	6/1/2019	Baa1	75	83,526
Tobacco Settlement Fin Corp	5.00%	6/1/2029	B2	115	111,157
Tobacco Settlement Fin Corp	5.00%	6/1/2047	B2	920	779,939
TSASC	5.00%	6/1/2026	B+	680	671,568
TSASC	5.00%	6/1/2034	B	360	326,754

Total					9,319,902

60	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
AMT FREE MUNICIPAL BOND FUND March 31, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Transportation 9.50%
Atlanta Airport	5.00%	1/1/2025	A1	$520	$605,426
Atlanta Airport	5.25%	1/1/2030	A1	450	517,806
Bay Area Toll Auth	5.00%	10/1/2033	A+	200	225,096
Charlotte Airport	5.00%	7/1/2033	Aa3	630	709,632
Chesapeake Trsp Sys	5.00%	7/15/2021	BBB	400	453,252
Chicago O’Hare Arpt	5.00%	1/1/2035	A2	575	636,209
Chicago O’Hare Arpt	5.50%	1/1/2031	A2	90	102,571
Chicago O’Hare Arpt (AMBAC)	5.00%	1/1/2022	A2	350	381,524
Chicago O’Hare Arpt (NPFGC)	5.00%	1/1/2030	A2	100	104,605
Chicago O’Hare Arpt (XLCA)	5.25%	1/1/2034	A2	200	204,578
Denver City & Co Arpt	5.00%	11/15/2023	A+	500	621,715
FL Tpk Auth—Dept Trans	5.00%	7/1/2034	AA-	500	575,690
Foothill / Eastern Corridor Toll Rd	5.75%	1/15/2040	BBB-	500	500,385
Foothill / Eastern Corridor Toll Rd (NPFGC)(IBC)	Zero Coupon	1/15/2030	Baa2	350	129,154
Foothill / Eastern Corridor Toll Rd (NPFGC)(IBC)	Zero Coupon	1/15/2031	Baa2	255	88,500
HI Arpt	5.25%	7/1/2020	A	100	121,138
Los Angeles Dept Arpts—LAX	5.00%	5/15/2035	AA-	645	712,731
MA Dept Trans Met Hwy Sys	5.00%	1/1/2032	A+	440	487,120
Met DC Airport	5.00%	10/1/2030	AA-	400	459,704
Met DC Airport	5.00%	10/1/2035	AA-	205	235,149
Miami Dade Co Aviation—MIA	5.375%	10/1/2035	A	175	199,061
Miami Dade Co Aviation—MIA	5.50%	10/1/2029	A	490	575,985
MTA NY	5.00%	11/15/2021	A	130	155,697
MTA NY	5.00%	11/15/2033	A	105	116,424
MTA NY—Dedicated Tax	5.25%	11/15/2029	AA	525	611,137
NJ Tpk Auth	5.00%	1/1/2028	A+	900	1,031,409
NJ Trans Trust Fund	5.75%	12/15/2031	A+	350	408,849
NJ Trans Trust Fund	6.00%	6/15/2035	A+	150	182,489
NJ Trans Trust Fund (AGM)	5.25%	12/15/2021	AA-	200	250,210
NJ Trans Trust Fund (NPFGC)	5.50%	12/15/2021	A+	100	125,546
North TX Twy Auth	5.75%	1/1/2033	A3	200	221,902
North TX Twy Auth	5.75%	1/1/2038	A3	40	43,919
North TX Twy Auth	6.00%	1/1/2043	A2	775	900,255
Orlando & Orange Co Expwy Auth	5.00%	7/1/2030	A	555	621,400
PA Tpk Commn	5.00%	12/1/2022	A-	1,000	1,184,130
PA Tpk Commn	5.00%	12/1/2032	A-	500	548,155

See Notes to Financial Statements.	61

Schedule of Investments (unaudited)(continued)
AMT FREE MUNICIPAL BOND FUND March 31, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Transportation (continued)
PA Tpk Commn	5.50%	6/1/2033	A-	$185	$209,031
Port Seattle PFC	5.00%	12/1/2021	A+	225	269,363
PR Hwy & Trans Auth	5.50%	7/1/2021	BBB	550	586,712
PR Hwy & Trans Auth (AGM)	5.50%	7/1/2022	AA-	165	186,958
Regional Trans Dist—Denver Trans	5.375%	1/15/2025	Baa3	85	97,278
Regional Trans Dist—Denver Trans	5.375%	7/15/2025	Baa3	525	600,836
Regional Trans Dist—Denver Trans	6.00%	1/15/2026	Baa3	120	143,044
Regional Trans Dist—Denver Trans	6.00%	1/15/2034	Baa3	185	213,853
Regional Trans Dist COP	5.375%	6/1/2031	Aa3	485	545,732
San Antonio Arpt (AGM)	5.00%	7/1/2026	AA-	495	567,686
San Francisco Arpt	5.25%	5/1/2032	A+	220	250,323
Triborough Brdg & Tunl Auth	5.00%	11/15/2022	A+	300	370,101

Total					19,089,470

Utilities 12.47%
Adelanto Util Sys	6.00%	7/1/2024	NR	200	224,478
Adelanto Util Sys	6.625%	7/1/2031	NR	100	110,588
Amr Muni Pwr—Fremont Energy	5.00%	2/15/2025	A1	1,000	1,158,880
CA Dept Wtr Res Pwr	5.00%	5/1/2021	AA-	300	367,320
Central Plains—Goldman Sachs	5.00%	9/1/2032	A-	1,000	1,114,270
Chicago Water (AGM)	5.00%	11/1/2025	AA-	100	115,244
Colorado Springs Utilities	5.25%	11/15/2033	AA	150	180,402
Detroit Sewer (NPFGC)(FGIC)	5.50%	7/1/2029	A	980	1,156,890
Detroit Water (AGM)	4.625%	7/1/2032	AA-	130	133,879
Detroit Water (NPFGC)	5.00%	7/1/2034	A+	385	386,556
Detroit Water (NPFGC)(FGIC)	4.50%	7/1/2031	A+	150	153,138
Detroit Water Rmkt (AGM)	6.25%	7/1/2036	AA-	55	62,785
FL Muni Pwr Agy	5.00%	10/1/2026	A2	700	819,973
FL Muni Pwr Agy	5.25%	10/1/2019	A2	150	183,128
Gainesville Utility	5.25%	10/1/2034	AA	150	174,249
IL DFA—Peoples Gas (AMBAC)	5.00%	2/1/2033	A1	190	190,382
IN Fin Auth—Ohio Vly Elec	5.00%	6/1/2032	BBB-	500	539,205
Long Island Power Auth	5.00%	9/1/2026	A-	510	591,717
Lower Colo Riv Auth	5.00%	5/15/2030	A	100	111,439
Maricopa Co Poll Ctl—El Paso Elec	4.50%	8/1/2042	BBB	1,000	1,030,700
Maricopa Co Poll Ctl—So Cal Edison Rmkt	5.00%	6/1/2035	A1	1,035	1,137,351
North Sumter Co Util Dep Dist	5.375%	10/1/2030	BBB+	200	220,376
NY Env Facs—Clean Wtr & Drinking	5.125%	6/15/2038	AAA	500	578,350

62	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)
AMT FREE MUNICIPAL BOND FUND March 31, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Utilities (continued)
NYC Muni Water	5.25%	6/15/2032	AA+	$100	$115,700
OH Air Quality—Ohio Vly Elec	5.625%	10/1/2019	BBB-	390	454,506
PA Econ Dev—Philadelphia Biosolids	6.25%	1/1/2032	Baa3	80	92,227
Palm Beach Co Solid Waste	5.25%	10/1/2021	AA+	100	120,920
Philadelphia Gas Works (AMBAC)	5.00%	10/1/2026	BBB+	275	294,261
Philadelphia Gas Works (AMBAC)	5.00%	10/1/2028	BBB+	180	191,446
Pima Co IDA—Tucson Elec	4.00%	9/1/2029	BBB-	600	598,548
Pima Co IDA—Tucson Elec	4.95%	10/1/2020	BBB-	320	364,365
PR Aqueduct & Swr Auth	6.125%	7/1/2024	BB+	540	573,091
PR Elec Pwr Auth	5.00%	7/1/2028	BBB+	120	116,502
PR Elec Pwr Auth	5.00%	7/1/2029	BBB+	750	722,475
PR Elec Pwr Auth	5.25%	7/1/2027	BBB+	430	430,219
PR Elec Pwr Auth	5.25%	7/1/2027	BBB+	785	785,400
PR Elec Pwr Auth	5.25%	7/1/2028	BBB+	850	847,280
PR Elec Pwr Auth	5.25%	7/1/2033	BBB+	425	417,686
PR Elec Pwr Auth (NPFGC)(FGIC)	5.25%	7/1/2032	BBB+	520	513,755
Rowland Water Dist COP	6.50%	12/1/2035	AA-	100	117,638
SA Energy Acq Corp—Goldman Sachs	5.50%	8/1/2020	A-	125	145,236
Salt Verde Fin Corp—Citi	5.25%	12/1/2026	A-	705	831,294
TEAC—Goldman Sachs	5.00%	2/1/2024	Baa3	225	254,106
TEAC—Goldman Sachs	5.00%	2/1/2025	Baa3	315	357,157
TEAC—Goldman Sachs	5.00%	2/1/2027	Baa3	1,445	1,618,501
TX Muni Gas Acq & Supply—Macquarie	5.00%	12/15/2029	A3	1,000	1,072,200
TX Muni Gas Acq & Supply—Macquarie	5.00%	12/15/2032	A3	1,000	1,057,420
TX Muni Gas Acq & Supply—ML	5.25%	12/15/2022	A-	800	940,904
TX Muni Gas Acq & Supply—ML	6.25%	12/15/2026	A-	1,000	1,294,660

Total					25,068,797

Total Investments in Securities 97.71% (cost $185,521,859)					196,379,070

Cash and Other Assets in Excess of Liabilities(h) 2.29%					4,601,048

Net Assets 100.00%					$200,980,118

Open Futures Contracts at March 31, 2013:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Depreciation

U.S. 10-Year Treasury Note	June 2013	55	Short	$(7,259,140)	$(34,470)
U.S. 30-Year Treasury Bond	June 2013	17	Short	(2,455,969)	(27,701)

Totals				$(9,715,109)	$(62,171)

See Notes to Financial Statements.	63

Schedule of Investments (unaudited)
NATIONAL TAX FREE FUND March 31, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

MUNICIPAL BONDS 101.00%

Corporate-Backed 5.44%
AL IDA—Office Max Rmkt AMT	6.45%	12/1/2023	B2	$2,915	$2,927,068
Citizens Property Insurance Corp	5.00%	6/1/2021	A+	7,000	8,341,410
Clayton Co SFR—Delta Airlines AMT	9.00%	6/1/2035	B-	3,575	3,971,861
Cleveland Arpt—Continental Airlines AMT	5.375%	9/15/2027	B	1,015	1,017,548
Columbus Co Ind Facs—Intl Paper	5.70%	5/1/2034	BBB	2,000	2,233,820
Fort Bend Co IDC—NRG Energy	4.75%	11/1/2042	Baa3	1,875	1,906,706
Fort Bend Co IDC—NRG Energy Rmkt	4.75%	5/1/2038	Baa3	2,875	2,952,855
Gloucester Co Impt Auth—Waste Mgmt AMT	2.50%	12/1/2029	BBB	1,125	1,173,386
Greater Orlando Aviation—Jet Blue AMT(a)	5.00%	11/15/2036	NR	3,330	3,428,468
Greater Orlando Aviation—Jet Blue AMT	6.375%	11/15/2026	NR	3,750	3,794,025
Greater Orlando Aviation—Jet Blue AMT	6.50%	11/15/2036	NR	655	662,781
Gulf Coast Waste Disp—Waste Mgmt AMT	5.20%	5/1/2028	BBB	3,195	3,441,015
IA Fin Auth—Alcoa	4.75%	8/1/2042	BBB-	6,055	6,090,906
IL Fin Auth—Leafs Hockey Club(e)	6.00%	3/1/2037	NR	1,550	527,000
IL Fin Auth—United Sports/ Barrington†(e)	6.25%	10/1/2037	NR	2,000	360,000
LA Citizens Property Insurance Corp (AMBAC)	5.00%	6/1/2021	A-	3,380	3,715,228
LA Env Facs—Westlake Chem	6.75%	11/1/2032	BBB-	11,000	12,464,870
Love Field Arpt—Southwest Airlines	5.25%	11/1/2040	BBB-	745	811,946
Love Field Arpt—Southwest Airlines AMT	5.00%	11/1/2028	BBB-	1,425	1,591,483
MA DFA—Waste Mgmt AMT	2.125%	12/1/2029	BBB	1,500	1,546,605
MA Port Auth—Delta Airlines AMT (AMBAC)	5.50%	1/1/2019	NR	1,495	1,505,839
MD EDC—Chesapeake Bay Hyatt	5.00%	12/1/2016	NR	855	749,886
NJ EDA—Continental Airlines AMT	5.125%	9/15/2023	B	650	671,502
NJ EDA—Continental Airlines AMT	5.25%	9/15/2029	B	1,250	1,291,050
NJ EDA—Continental Airlines AMT	5.50%	4/1/2028	B	1,215	1,217,722
NJ EDA—Continental Airlines AMT	5.75%	9/15/2027	B	5,000	5,139,200
NJ EDA—Glimcher Pptys AMT	6.00%	11/1/2028	NR	1,480	1,480,015
NYC Cap Res—Arthur Mgmt	7.00%	8/1/2025	NR	9,150	9,916,038
NYC IDA—Jetblue AMT	5.00%	5/15/2020	B-	1,585	1,584,889
NYC IDA—TRIPS AMT	5.00%	7/1/2028	BBB-	2,000	2,159,580
Onondaga Co IDA—Bristol Meyers AMT	5.75%	3/1/2024	A+	2,000	2,568,760
PA Econ Dev—US Airways	7.50%	5/1/2020	CCC+	1,500	1,686,915

64	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
NATIONAL TAX FREE FUND March 31, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value

Corporate-Backed (continued)
PA Econ Dev—US Airways	8.00%	5/1/2029	CCC+		$1,500	$1,783,095
PA Econ Dev—Waste Mgmt	1.75%	12/1/2033	BBB		1,000	1,026,560
Port Seattle IDC—Delta Airlines AMT	5.00%	4/1/2030	B-		3,000	3,046,950
PR Ports Auth—American Airlines AMT(e)	6.25%	6/1/2026	NR		5,715	6,265,697
Selma IDB—Intl Paper	6.25%	11/1/2033	BBB		2,500	2,839,425
St Charles Parish—Valero Energy	4.00%	12/1/2040	BBB		1,750	1,923,058
Warren Co—Intl Paper	5.375%	12/1/2035	BBB		1,750	1,935,377
West Pace Coop Dist	9.125%	5/1/2039	NR		4,955	4,836,675
WI PFA—TRIPS AMT	5.00%	7/1/2042	BBB-		2,000	2,074,820

Total						118,662,034

Education 6.20%
Athens Clarke Ed—Ugaref Cent Precinct	5.00%	6/15/2031	Aa2		2,500	2,869,925
Athens Clarke Ed—Ugaref O’Malleys Bldg	5.00%	6/15/2028	Aa2		2,000	2,299,080
Brevard Co IDR—Tuff FL Tech	6.50%	11/1/2029	BBB-		2,500	2,781,850
Bulloch Co Dev—GA So Univ Hsg (AG)	5.25%	7/1/2028	A1		2,465	2,758,828
CA Fin Auth—Biola Univ	5.80%	10/1/2028	Baa1		1,000	1,102,630
CA Fin Auth—Emerson Clg	6.00%	1/1/2042	BBB+		1,875	2,263,050
CA Stwde—Windrush Sch(e)	5.50%	7/1/2037	NR		1,000	10
CT Hlth & Ed—Quinnipiac Univ (NPFGC)	5.00%	7/1/2026	A-		3,000	3,354,030
Detroit Mich City Sch Dist	5.00%	5/1/2029	Aa2		4,000	4,449,920
Detroit Mich City Sch Dist	5.00%	5/1/2033	Aa2		4,385	4,821,001
Dutchess Co LDC—Anderson Ctr	6.00%	10/1/2030	BB+		1,000	1,078,700
FL Hi Ed Facs—Univ of Tampa	5.25%	4/1/2042	BBB+		1,500	1,648,800
Gainesville Redev—Riverside Mil Admy	5.125%	3/1/2027	BB+	(c)	4,575	4,614,253
Gainesville Redev—Riverside Mil Admy	5.125%	3/1/2037	BB+	(c)	1,280	1,237,990
Hale Ctr—Wayland Baptist Univ	5.00%	3/1/2035	A-		6,350	6,902,386
Harrisburg Auth—Univ of Science(e)	6.00%	9/1/2036	NR		4,000	2,911,800
IL Fin Auth—IL Inst of Tech	5.00%	4/1/2019	Baa3		1,000	1,028,240
IL Fin Auth—IL Inst of Tech	5.00%	4/1/2020	Baa3		1,900	1,955,271
IL Fin Auth—IL Inst of Tech	6.25%	2/1/2019	Baa3		2,635	2,906,906
IL Fin Auth—IL Inst of Tech	7.125%	2/1/2034	Baa3		1,000	1,119,040
IL Fin Auth—Univ of Chicago	5.75%	7/1/2033	Aa1		4,300	5,115,409
IN Fin Auth—Earlham Clg	5.00%	10/1/2042	A1		9,490	10,416,319
LA PFA—Tulane Univ	5.00%	10/1/2037	A		1,525	1,711,050
Louisville/Jeff Co Met Clg—Bellarmine	6.00%	5/1/2038	Baa3		2,500	2,710,900
MA DFA—Merrimack Clg	5.00%	7/1/2032	BBB-		535	585,060
MA DFA—Merrimack Clg	5.25%	7/1/2042	BBB-		1,200	1,315,860

See Notes to Financial Statements.	65

Schedule of Investments (unaudited)(continued)
NATIONAL TAX FREE FUND March 31, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Education (continued)
MA DFA—Wheelock Clg	5.25%	10/1/2037	BBB	$5,000	$5,235,900
Marietta Dev Auth—Life Univ	7.00%	6/15/2030	Ba3	5,000	5,397,850
Marietta Dev Auth—Life Univ	7.00%	6/15/2039	Ba3	2,000	2,149,740
MD Hlth & Hi Ed—Wash Christian Admy(e)	5.50%	7/1/2038	NR	2,200	792,000
MI Hi Ed—Creative Studies	5.875%	12/1/2028	Baa3	2,365	2,553,940
NC Cap Facs—High Point Univ	4.375%	5/1/2034	BBB+	1,000	1,047,450
NC Cap Facs—High Point Univ	5.00%	5/1/2032	BBB+	1,000	1,098,080
NC Cap Facs—Meredith Clg	6.00%	6/1/2031	BBB	2,000	2,245,160
NY Dorm—Culinary Inst of Amr	5.00%	7/1/2042	Baa2	120	127,568
NY Dorm—Pace Univ	5.00%	5/1/2027	BBB-	1,050	1,197,116
NY Dorm—Pace Univ	5.00%	5/1/2029	BBB-	1,000	1,130,060
NY Dorm—Rochester Inst Tech	6.25%	7/1/2029	A1	5,000	6,373,100
NY Dorm—SUNY	5.00%	7/1/2035	Aa2	2,100	2,373,546
Olmos Park Hi Ed—Univ Incarnate Word	5.00%	12/1/2021	A3	1,780	2,121,511
Olmos Park Hi Ed—Univ Incarnate Word	5.00%	12/1/2022	A3	1,950	2,325,433
Olmos Park Hi Ed—Univ Incarnate Word	5.00%	12/1/2023	A3	1,285	1,510,903
PA Hi Ed—Drexel Univ	5.00%	5/1/2031	A	4,645	5,152,141
PA Hi Ed—La Salle Univ	5.00%	5/1/2042	BBB	3,000	3,329,910
Peach Co Dev—Fort Vy St Univ Fdtn (AMBAC)	5.00%	6/1/2023	Baa1	1,115	1,222,330
PR Indl Tourist—Inter American Univ	5.00%	10/1/2021	A-	700	770,098
PR Indl Tourist—Inter American Univ	5.00%	10/1/2031	A-	500	523,075
Quad Cities Regl Econ Dev—Augustana Clg	5.00%	10/1/2023	Baa1	590	657,939
Quad Cities Regl Econ Dev—Augustana Clg	5.00%	10/1/2024	Baa1	550	609,593
Quad Cities Regl Econ Dev—Augustana Clg	5.00%	10/1/2027	Baa1	900	980,910
RI Hlth & Ed—RISD	5.00%	8/15/2035	A1	1,000	1,111,280
Univ of Hawaii	6.00%	10/1/2038	Aa2	1,750	2,099,982
Univ Sys of MD	3.00%	4/1/2028	AA+	6,945	7,110,360

Total					135,205,283

General Obligation 13.23%
Bellwood GO	6.15%	12/1/2032	NR	2,765	2,727,507
CA State GO	5.00%	2/1/2033	A1	20,035	22,493,495
CA State GO	5.00%	9/1/2036	A1	10,900	12,117,857
CA State GO	5.00%	2/1/2038	A1	6,000	6,647,880
CA State GO	5.25%	9/1/2024	A1	15,000	18,073,350
CA State GO	5.50%	3/1/2040	A1	9,250	10,828,235
CA State GO	5.60%	3/1/2036	A1	7,330	8,692,280

66	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
NATIONAL TAX FREE FUND March 31, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

General Obligation (continued)
CA State GO	6.50%	4/1/2033	A1	$13,400	$16,500,894
Central USD (AG)	5.625%	8/1/2033	AA-	2,360	2,639,471
Chabot/Las Positas CCD	4.00%	8/1/2022	Aa3	4,850	5,503,634
Chabot/Las Positas CCD	5.00%	8/1/2022	Aa3	1,795	2,186,256
Cook Co GO	5.00%	11/15/2024	AA	14,400	16,947,936
CT State GO(b)	5.00%	11/1/2027	AA	10,000	11,826,550
CT State GO(b)	5.00%	11/1/2028	AA	10,000	11,826,550
Guam GO	7.00%	11/15/2039	B+	2,240	2,498,922
HI St Ser DZ(b)	5.00%	12/1/2027	AA	10,000	11,904,450
IL State GO	5.00%	8/1/2023	A2	8,000	9,151,600
IL State GO	5.00%	3/1/2030	A2	11,500	12,417,125
IL State GO	5.00%	3/1/2031	A2	4,750	5,114,040
Maricopa Co Elem Sch Dist #33	5.70%	7/1/2025	A1	2,385	2,689,040
Midlothian Water Dist (AGM)	Zero Coupon	9/1/2022	AA-	2,000	1,529,540
Northern Mariana Islands Comwlth	5.00%	6/1/2030	NR	5,530	4,554,674
NYC GO	5.00%	8/1/2022	AA	6,375	7,921,320
NYC GO	5.00%	10/1/2026	AA	26,860	31,677,610
NYC GO	6.25%	10/15/2028	AA	5,000	6,143,150
OH State GO	5.00%	2/1/2031	AA+	5,000	5,807,850
Philadelphia GO (AGM)	5.25%	12/15/2027	AA-	2,500	2,754,025
Port Houston Auth AMT	6.25%	10/1/2029	AAA	1,000	1,158,560
PR Comwlth GO	5.125%	7/1/2037	BBB-	360	337,889
PR Pub Bldg Auth	5.25%	7/1/2042	BBB-	13,235	12,076,143
San Bernardino CCD	6.25%	8/1/2033	Aa2	1,950	2,337,328
San Francisco Cmnty College Dist (AGM)	5.00%	6/15/2031	AA-	1,735	1,825,047
St Pub SBA—Philadelphia Sch Dist	5.00%	4/1/2021	Aa3	2,250	2,632,207
St Pub SBA—Philadelphia Sch Dist	5.00%	4/1/2022	Aa3	2,250	2,627,550
St Pub SBA—Philadelphia Sch Dist	5.00%	4/1/2023	Aa3	3,250	3,759,080
Stockton USD (AGM)	5.00%	7/1/2023	AA-	1,300	1,485,913
Stockton USD (AGM)	5.00%	7/1/2024	AA-	1,335	1,514,491
Stockton USD (AGM)	5.00%	7/1/2026	AA-	1,110	1,240,481
Union Co Util Auth—Covanta GTD AMT	4.75%	12/1/2031	AA+	4,000	4,230,200

Total					288,400,130

Health Care 18.94%
Abag Fin Auth—Episcopal Senior	5.00%	7/1/2042	BBB	1,800	1,914,948
Akron Bath Copley Hsp—Akron Gen	5.00%	1/1/2031	BBB	5,250	5,617,867
Alachua Co Hlth—Bonita Springs	8.125%	11/15/2041	NR	3,000	3,541,200

See Notes to Financial Statements.	67

Schedule of Investments (unaudited)(continued)
NATIONAL TAX FREE FUND March 31, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value

Health Care (continued)
Alachua Co Hlth—Bonita Springs	8.125%	11/15/2046	NR		$5,000	$5,864,400
Alachua Co IDA—No FL Retirement Vlg	5.875%	11/15/2036	NR		2,500	2,510,325
Alachua Co IDA—No FL Retirement Vlg	5.875%	11/15/2042	NR		3,250	3,247,498
Allegheny Co Hsp—West Penn Hlth	5.00%	11/15/2017	CC		3,000	2,600,400
Allegheny Co Hsp—West Penn Hlth	5.00%	11/15/2028	CC		6,000	5,205,600
Allen Co Hsp—Catholic Hlth Ptnrs	5.00%	5/1/2033	AA-		12,000	13,458,600
AZ Hlth Facs—Beatitudes	5.20%	10/1/2037	NR		1,000	980,990
AZ Hlth Facs—Phoenix Childrens Hsp	5.00%	2/1/2034	BBB+		3,150	3,389,463
Brevard Co Hlth—Health First	7.00%	4/1/2033	A-		1,000	1,219,800
Butler Hlth Sys Hsp	7.125%	7/1/2029	Baa1		1,500	1,884,870
Butler Hlth Sys Hsp	7.25%	7/1/2039	Baa1		3,600	4,425,948
CA Hlth—Adventist Hlth W	4.00%	3/1/2033	A		4,500	4,488,210
CA Hlth—Childrens Hsp Los Angeles	5.00%	11/15/2029	BBB+		1,350	1,495,490
CA Hlth—Childrens Hsp Los Angeles	5.00%	11/15/2034	BBB+		500	546,670
CA Hlth—City of Hope	5.00%	11/15/2024	A+		1,600	1,911,296
CA Hlth—City of Hope	5.00%	11/15/2025	A+		1,135	1,350,537
CA Hlth—City of Hope	5.00%	11/15/2026	A+		2,350	2,774,481
CA Hlth—Providence Hlth	6.25%	10/1/2024	AA		2,000	2,414,740
CA Hlth—Sutter Hlth	5.25%	8/15/2031	AA-		4,500	5,226,030
CA Stwde—Episcopal Cmntys	5.00%	5/15/2032	A-	(c)	650	717,503
CA Stwde—Episcopal Cmntys	5.00%	5/15/2042	A-	(c)	1,500	1,629,105
CA Stwde—Eskaton Pptys	5.25%	11/15/2034	BBB		1,375	1,472,460
Cass Co—Essentia Hlth Rmkt (AG)	5.125%	2/15/2037	AA-		5,000	5,450,500
Chautauqua Co—Woman’s Christian Assn	8.00%	11/15/2030	NR		7,000	7,568,610
Chautauqua Co—Woman’s Christian Assn	8.00%	11/15/2035	NR		1,625	1,748,744
CT Hlth & Ed—Stamford Hsp	5.00%	7/1/2034	A-		10,000	10,935,700
Cumberland Co Mun Auth—Diakon Lutheran	5.00%	1/1/2036	BBB+	(c)	500	513,170
Cumberland Co Mun Auth—Diakon Lutheran	6.125%	1/1/2029	BBB+	(c)	1,000	1,120,000
Delaware Co Hsp Auth—Cardinal Hlth	5.00%	8/1/2024	Baa2		2,000	2,169,980
Delaware Co Hsp Auth—Cardinal Hlth	5.25%	8/1/2036	Baa2		4,500	4,755,285
Flint Hsp Bldg Auth—Hurley Med Ctr	7.00%	7/1/2030	Ba1		1,510	1,756,236
Flint Hsp Bldg Auth—Hurley Med Ctr	7.50%	7/1/2039	Ba1		3,000	3,512,430
Gaithersburg Eco Dev—Asbury	5.125%	1/1/2036	BBB	(c)	4,300	4,386,903
Glynn Brunswick Mem Hsp—SE GA Hlth	5.50%	8/1/2028	A2		5,140	5,770,832
Harris Co Hlth—Mem Hermann Hlth	7.125%	12/1/2031	A+		3,000	3,981,570
Howard Co Retmt Cmnty—Vantage House	5.25%	4/1/2033	NR		2,000	1,982,880

68	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
NATIONAL TAX FREE FUND March 31, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value

Health Care (continued)
Huntsville Redstone Vlg	5.50%	1/1/2028	NR		$1,500	$1,508,925
Huntsville Redstone Vlg	5.50%	1/1/2043	NR		1,350	1,324,674
IL Fin Auth—Ascension Hlth	5.00%	11/15/2032	AA+		6,950	7,802,417
IL Fin Auth—Friendship Vlg Shaumburg	7.125%	2/15/2039	BB-	(c)	1,500	1,653,915
IL Fin Auth—Friendship Vlg Shaumburg	7.25%	2/15/2045	BB-	(c)	1,500	1,659,135
IL Fin Auth—Northwestern Mem Hsp	5.00%	8/15/2043	AA+		2,750	3,046,780
IL Fin Auth—Northwestern Mem Hsp(b)	5.75%	8/15/2030	AA+		2,500	2,896,188
IL Fin Auth—Rush Univ Med	7.25%	11/1/2030	A		3,000	3,783,900
IN Fin Auth—Deaconess Hlth	5.00%	3/1/2035	A		3,210	3,531,128
IN Fin Auth—NW Cmnty Fndtn	5.00%	3/1/2023	A-		750	874,808
IN Fin Auth—NW Cmnty Fndtn	5.00%	3/1/2024	A-		1,000	1,143,570
IN Fin Auth—NW Cmnty Fndtn	5.00%	3/1/2025	A-		690	779,334
Johnston Mem Hsp (AGM)(FHA)	5.25%	10/1/2024	AA-		5,000	5,596,950
Kirkwood IDA—Aberdeen Hts	8.00%	5/15/2021	NR		1,000	1,159,340
Kirkwood IDA—Aberdeen Hts	8.00%	5/15/2029	NR		3,820	4,483,878
LA PFA—Ochsner Clinic	6.25%	5/15/2031	Baa1		8,045	9,627,532
Laramie Co Hsp—Cheyenne Regl Med	5.00%	5/1/2032	A+		1,000	1,101,770
Lincoln Hsp—Great Plains Rgl Med	5.00%	11/1/2023	A-		500	568,240
Lincoln Hsp—Great Plains Rgl Med	5.00%	11/1/2024	A-		1,250	1,395,725
Lincoln Hsp—Great Plains Rgl Med	5.00%	11/1/2025	A-		1,000	1,107,950
Lucas Co Hsp—ProMedica Hlthcare	5.75%	11/15/2031	AA		3,700	4,458,056
MA DFA—Groves in Lincoln	7.25%	6/1/2016	NR		3,000	1,421,760
Martin Co Hlth—Martin Mem Med	5.50%	11/15/2042	Baa1		4,175	4,640,345
Martin Hsp Dist	7.25%	4/1/2036	BBB	(c)	3,000	3,383,460
MD Hlth & Ed—Johns Hopkins Hlth	5.00%	7/1/2032	AA-		2,735	3,145,031
MD Hlth & Ed—Mercy Med Ctr	6.25%	7/1/2031	BBB		11,190	13,519,198
ME Hlth & Hi Ed—Eastern ME Med	5.00%	7/1/2043	Baa1		5,625	6,039,787
ME Hlth & Hi Ed—MaineGeneral Hlth	7.50%	7/1/2032	Baa3		11,150	14,282,481
MO Hlth & Ed—Lutheran Senior Svcs	5.375%	2/1/2035	BBB+	(c)	3,680	3,766,149
Monroe Co IDC—Rochester Hsp	5.00%	12/1/2037	A-		2,000	2,200,960
Monroe Co IDC—Rochester Hsp	5.00%	12/1/2042	A-		1,850	2,017,074
Montgomery Co IDA—ACTS Retirement	5.00%	11/15/2024	BBB+		3,150	3,616,641
Montgomery Co IDA—ACTS Retirement	5.00%	11/15/2025	BBB+		1,300	1,479,309
Montgomery Co IDA—Jefferson Hlth	5.00%	10/1/2027	AA		3,500	4,039,280
NC Med Care Commn—Pennybyrn	6.125%	10/1/2035	NR		9,500	9,629,960
NJ Hlth—Barnabas Hlth	4.00%	7/1/2026	BBB+		1,400	1,483,202
NJ Hlth—Barnabas Hlth	5.00%	7/1/2025	BBB+		1,000	1,148,190

See Notes to Financial Statements.	69

Schedule of Investments (unaudited)(continued)
NATIONAL TAX FREE FUND March 31, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value

Health Care (continued)
NJ Hlth—Barnabas Hlth	5.625%	7/1/2032	BBB+		$3,900	$4,417,179
NJ Hlth—Barnabas Hlth	5.625%	7/1/2037	BBB+		3,675	4,134,595
NJ Hlth—St Josephs Hlth	6.625%	7/1/2038	BBB-		5,500	6,336,550
NM Hsp—Haverland	5.00%	7/1/2042	BBB-	(c)	2,250	2,258,100
NY Dorm—NYU Hsps Ctr	5.75%	7/1/2031	A-		1,985	2,307,086
NYC Hlth & Hsp Corp	5.00%	2/15/2025	Aa3		2,400	2,740,560
NYC Hlth & Hsp Corp	5.00%	2/15/2030	Aa3		5,640	6,342,518
Orange Co Hlth—Orlando Lutheran	5.50%	7/1/2032	NR		7,200	7,343,784
Palomar Hlth Care Dist COP	6.00%	11/1/2030	Baa3		3,500	3,890,740
Pell City Spl Care Facs—Noland Hlth	5.00%	12/1/2031	A-		10,000	10,847,300
Philadelphia Hsps—Temple Univ Hlth	5.625%	7/1/2036	BBB-		3,520	3,897,907
Philadelphia Hsps—Temple Univ Hlth	5.625%	7/1/2042	BBB-		4,000	4,400,480
San Buenaventura—Cmnty Mem Hlth	7.50%	12/1/2041	BB		16,750	20,686,250
Sarasota Hlth—Manatee	5.75%	7/1/2037	NR		1,000	907,840
Sarasota Hlth—Manatee	5.75%	7/1/2045	NR		1,100	970,376
SE Port Auth—Memorial Hlth	5.75%	12/1/2032	NR		1,900	2,093,686
SE Port Auth—Memorial Hlth	6.00%	12/1/2042	NR		2,250	2,484,068
Southcentral PA Auth—Wellspan Hlth	6.00%	6/1/2029	Aa3		1,000	1,141,660
Spartanburg Co Regl Hlth	5.00%	4/15/2032	A1		7,000	7,784,210
Sullivan Co Hlth & Ed—Wellmont Hlth	5.25%	9/1/2036	BBB+		2,000	2,125,460
Tarrant Co Cultural—Christus Hlth (AG)	6.25%	7/1/2028	AA-		1,500	1,757,985
Thomasville Hsp Auth—John Archbold	5.125%	11/1/2030	A		2,500	2,682,225
Tulsa IDA—Montereau	6.875%	11/1/2023	NR		1,000	1,056,120
Tulsa IDA—Montereau	7.25%	11/1/2045	NR		3,000	3,367,680
Tyler Hlth—Mother Frances Hsp	5.50%	7/1/2027	Baa1		3,975	4,545,969
Univ CO Hsp Auth	5.00%	11/15/2036	A+		2,250	2,486,700
Univ Med Ctr Corp	6.25%	7/1/2029	BBB+		895	1,041,189
Univ Med Ctr Corp	6.50%	7/1/2039	BBB+		3,025	3,507,820
Upland COP—San Antonio Cmnty Hsp COP	6.375%	1/1/2032	A		5,000	5,878,400
WA Hlth Care—Providence Hlth	5.00%	10/1/2042	AA		3,000	3,550,620
WI Hlth & Ed—Wheaton Franciscan Hlth	5.25%	8/15/2023	A-		6,350	7,011,987
WI Hlth—Sauk-Prairie Mem Hsp	5.375%	2/1/2048	Ba1		3,000	2,983,380
Wood Co Hsp Facs—Wood Co Hsp	5.00%	12/1/2037	Baa2		1,850	1,945,423
Wood Co Hsp Facs—Wood Co Hsp	5.00%	12/1/2042	Baa2		1,000	1,048,360
WV Hsp—Herbert Thomas Hlth	6.25%	10/1/2023	NR		2,000	2,111,940

Total						412,944,460

70	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
NATIONAL TAX FREE FUND March 31, 2013

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Housing 1.05%
CA Stwde—CHF-Irvine LLC	6.00%		5/15/2023	Baa2	$5,000	$5,719,150
Dekalb Newton Gwinnett Co—GGC Fndtn	6.00%		7/1/2034	A+	1,500	1,733,175
East Point Hsg—Laurel Ridge Apts AMT (FNMA)	5.00%		10/1/2032	AA+	2,475	2,554,868
HI Hsg Fin & Dev—Rent Hsg Sys Rmkt (AGM)	6.50%		7/1/2033	A2	2,000	2,228,140
ID Hsg AMT (FHA)(VA)	7.45%		7/1/2015	Aaa	5	5,015
LA HFA—GMF-LA Chateau	8.00%		9/1/2039	BB	1,450	1,569,524
Los Angeles Hsg	6.25%		6/1/2034	A	4,220	4,825,232
MD EDC—Morgan State Univ Hsg	5.00%		7/1/2027	BBB-	1,000	1,103,410
MD EDC—Morgan State Univ Hsg	5.00%		7/1/2034	BBB-	825	887,519
MO Hsg—Homeownership Ln AMT	5.90%		9/1/2035	Aaa	100	101,661
PA Hi Ed—Edinboro Univ	5.75%		7/1/2028	Baa3	1,000	1,111,950
PA Hi Ed—Edinboro Univ	5.80%		7/1/2030	Baa3	1,000	1,139,130

Total						22,978,774

Lease Obligations 9.08%
CA Pub Wks—Judicial Council	5.00%		12/1/2028	A2	5,600	6,240,416
CA Pub Wks—Judicial Council Proj	5.00%		3/1/2038	A2	3,750	4,073,438
CA Pub Wks—Various Cap Proj	5.00%		11/1/2022	A2	750	906,675
CA Pub Wks—Various Cap Proj	5.00%		11/1/2023	A2	1,000	1,193,880
CA Pub Wks—Various Cap Proj	5.00%		4/1/2033	A2	8,500	9,277,665
CA Pub Wks—Various Cap Proj	5.125%		10/1/2031	A2	2,500	2,821,750
CA Pub Wks—Various Cap Proj	5.375%		11/1/2022	A2	5,000	6,011,250
Erie Co IDA—Buffalo Sch Dist	5.25%		5/1/2028	AA-	7,000	8,024,940
GA Sch Brd Assn—Dekalb Co Pub Schs COP (NPFGC)	5.00%		12/1/2023	A1	1,000	1,055,210
Goodyear Pub Impt	6.00%		7/1/2031	AA-	2,350	2,697,001
Houston Co Coop Dist—Country Crossing	12.50%		6/7/2013	NR	1,768	265,200
IN Fin Auth—OH River Brdgs AMT	5.00%		7/1/2035	BBB	5,000	5,253,350
IN Fin Auth—OH River Brdgs AMT	5.00%		7/1/2040	BBB	1,000	1,033,970
Indianapolis Local Pub Impt Bd Bk(b)	5.50%		2/1/2033	AA	12,000	14,146,500
Los Angeles USD	5.00%		10/1/2025	A+	6,525	7,480,130
McLennan Co PFC	6.625%		6/1/2035	AA-	7,265	7,798,324
MI Fin Auth—Detroit Sch Dist	5.50%		6/1/2021	A+	10,000	11,941,200
Miami Dade Co Spl Oblig (NPFGC)(FGIC)	1.729%	#	4/1/2014	Aa3	3,300	3,322,572
MN State Gen Fund	5.00%		3/1/2025	AA	7,000	8,470,910
MO Dev Fin Brd—Branson Landing	5.625%		12/1/2028	A	3,000	3,185,730

See Notes to Financial Statements.	71

Schedule of Investments (unaudited)(continued)
NATIONAL TAX FREE FUND March 31, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Lease Obligations (continued)
NJ EDA—Sch Facs	5.00%	3/1/2023	A+	$13,160	$15,903,597
NJ EDA—Sch Facs	5.00%	3/1/2023	A+	1,500	1,785,990
NJ Trans Trust Fund	5.00%	6/15/2023	A+	8,675	10,368,533
NJ Trans Trust Fund	5.00%	12/15/2023	A+	8,675	10,545,156
North Hudson Sewerage Auth	5.00%	6/1/2024	A-	2,585	3,050,791
NY Liberty Dev Corp—4 WTC	5.00%	11/15/2031	A+	2,500	2,816,400
NY UDC—PIT(b)	5.00%	12/15/2025	AAA	1,980	2,280,689
NY UDC—PIT(b)	5.00%	12/15/2026	AAA	2,870	3,305,847
NYC TFA—Bldg Aid	5.00%	7/15/2030	AA-	10,000	11,565,800
NYC TFA—Bldg Aid	5.00%	7/15/2031	AA-	6,000	6,913,260
PA IDA—Economic Dev	5.50%	7/1/2023	A1	2,630	3,057,585
Philadelphia Muni Auth	6.375%	4/1/2029	A2	2,000	2,313,300
PR Pub Bldg Auth GTD	6.50%	7/1/2030	BBB-	9,000	9,542,340
Sacramento City Fing Auth (AMBAC)	5.25%	12/1/2023	A	3,150	3,685,784
San Diego PFA—Master Lease	5.25%	9/1/2035	A+	5,000	5,518,600

Total					197,853,783

Other Revenue 6.68%
Apache Co Poll Ctl—Tucson Elec	4.50%	3/1/2030	BBB-	12,000	12,418,320
Arlington Hi Ed Fin Corp—Arlington Classics	7.65%	8/15/2040	BB	5,750	6,365,652
Austin Convention†	5.75%	1/1/2034	Ba2	5,000	5,263,800
Austin Convention CR (BHAC)(XLCA)	5.00%	1/1/2034	AA+	2,400	2,513,160
Baker Correctional Dev	7.50%	2/1/2030	NR	3,500	3,473,085
Baytown Twp—St Croix Prep Admy	5.75%	8/1/2042	BB	1,350	1,362,191
Baytown Twp—St Croix Prep Admy	6.75%	8/1/2028	BB	1,455	1,527,008
CA Infra & Econ Dev—Gladstone Inst	5.25%	10/1/2034	A-	8,100	8,890,398
CA Stwde—Huntington Pk	5.15%	7/1/2030	NR	1,000	949,500
CA Stwde—Huntington Pk	5.25%	7/1/2042	NR	1,500	1,384,335
Chester Co IDA—Collegium Chtr Sch	5.00%	10/15/2022	BBB-	1,000	1,014,370
Chester Co IDA—Collegium Chtr Sch	5.375%	10/15/2042	BBB-	5,000	5,001,750
Cleveland Arpt	5.00%	1/1/2030	A-	2,000	2,225,800
Clifton Higher Ed—IDEA Pub Schs	5.00%	8/15/2032	BBB	915	997,048
Clifton Higher Ed—IDEA Pub Schs	5.00%	8/15/2042	BBB	1,235	1,320,672
Clifton Higher Ed—Uplift Education	5.70%	12/1/2025	BBB-	2,000	2,294,780
Clifton Higher Ed—Uplift Education	6.00%	12/1/2030	BBB-	1,000	1,152,880
DC Rev—Friendship Pub Chtr Sch	5.00%	6/1/2042	BBB	2,000	2,069,600
Doctor Charles Drew Admy COP	5.70%	11/1/2036	NR	1,535	1,188,305

72	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
NATIONAL TAX FREE FUND March 31, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value

Other Revenue (continued)
FL DFC—Renaissance Chtr Sch	7.625%	6/15/2041	BB-	(c)	$9,000	$10,572,390
Hammond Loc Pub Impt—Charter Sch	6.75%	8/15/2035	BBB-		1,000	1,045,130
IN Fin Auth—Drexel Foundation	6.625%	10/1/2029	BB+		750	812,985
IN Fin Auth—Drexel Foundation	7.00%	10/1/2039	BB+		1,250	1,386,450
Kansas City IDA—Derrick Thomas Sch†	5.875%	1/1/2037	NR		1,850	1,612,405
MA Dev Fin—Broad Inst	5.25%	4/1/2037	AA-		7,250	8,085,272
Maverick Co PFC	6.375%	2/1/2029	NR		2,580	2,107,344
Met Boston Trans Pkg Corp	5.25%	7/1/2033	A+		11,000	12,656,600
MI Pub Ed—Bradford Admy	8.75%	9/1/2039	CCC+		2,250	1,852,402
MI Pub Ed—Landmark Admy	6.625%	6/1/2030	BBB-		2,000	2,123,020
Middlesex Co Impt Auth—Heldrich Ctr(e)	6.125%	1/1/2025	NR		1,250	125,000
Middlesex Co Impt Auth—Heldrich Ctr(e)	6.25%	1/1/2037	NR		1,700	170,000
Milwaukee Redev—Admy of Learning(e)	5.50%	8/1/2022	NR		300	108,000
Milwaukee Redev—Admy of Learning(e)	5.65%	8/1/2037	NR		250	90,000
Mohave Co IDA—Mohave Prison	8.00%	5/1/2025	BBB+		6,500	8,297,315
NYC IDA—United Jewish Appeal	5.00%	7/1/2034	Aa1		4,685	5,346,616
Otero Co Jail	5.75%	4/1/2018	NR		825	806,149
Otero Co Jail	6.00%	4/1/2028	NR		1,400	1,204,588
Philadelphia IDA—Please Touch Museum	5.25%	9/1/2026	BBB-		1,600	1,605,856
Philadelphia IDA—Please Touch Museum	5.25%	9/1/2036	BBB-		7,700	7,517,202
Pima Co IDA—American Charter Sch	5.50%	7/1/2026	BB	(c)	4,500	4,601,970
San Antonio Hotel & Conv Ctr AMT (AMBAC)	5.00%	7/15/2034	BBB		720	724,111
San Antonio Hotel & Conv Ctr AMT (AMBAC)	5.00%	7/15/2039	BBB		7,000	7,049,000
TX PFA—Cosmos Fndtn	5.375%	2/15/2037	BBB		1,230	1,282,902
TX PFA—Uplift Education	5.875%	12/1/2036	BBB-		1,145	1,239,955
West Vy Ch Sch—Monticello Admy†	6.375%	6/1/2037	NR		1,725	1,662,141

Total						145,497,457

Special Tax 2.23%
Allentown Neighborhood Impt	5.00%	5/1/2032	Baa2		1,250	1,367,238
Allentown Neighborhood Impt	5.00%	5/1/2035	Baa2		1,500	1,616,745
Altoona Urban Renewal	6.00%	6/1/2034	BBB+		1,000	1,084,610
Aurora TIF—East River	6.75%	12/30/2027	NR		905	949,074
Baltimore Spl Oblig—E Baltimore Resrch	7.00%	9/1/2038	NR		1,500	1,636,155
Branson Hills CID	5.50%	4/1/2022	NR		965	799,860
Branson Hills CID	5.50%	4/1/2027	NR		2,805	2,146,582

See Notes to Financial Statements.	73

Schedule of Investments (unaudited)(continued)
NATIONAL TAX FREE FUND March 31, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Special Tax (continued)
Fontana PFA—North Fontana Redev (AMBAC)	5.50%	9/1/2032	A+	$2,000	$2,004,920
Gramercy Farms CDD~	Zero Coupon	5/1/2039	NR	5,240	786,000
Gramercy Farms Cmnty Dev Dist	5.25%	5/1/2039	NR	1,340	13
HI Dept Homelands	5.875%	4/1/2034	A1	3,000	3,394,380
Houston Co Coop Dist—Country Crossing	10.00%	5/1/2039	NR	5,000	1,194,445
Lakeside Landings CDD(e)	5.50%	5/1/2038	NR	675	270,000
Mesquite Redev TIF	6.625%	6/1/2017	BBB+	1,605	1,660,180
Millsboro Spl Oblig—Plantation Lakes	5.45%	7/1/2036	NR	2,079	1,577,961
NJ EDA—Kapkowski Rd Landfill	6.50%	4/1/2028	Ba2	2,325	2,828,107
NYC IDA—Queens Stadium (AMBAC)	5.00%	1/1/2031	Ba1	2,000	2,069,500
Riverside Co Redev Agy—Tax Alloc	6.50%	10/1/2040	A-	2,000	2,229,200
Riverside Co Redev Agy—Tax Alloc (8.50% after 10/1/2021)~	Zero Coupon	10/1/2041	A-	11,195	7,405,828
San Diego Redev Agy—No Pk Redev	7.00%	11/1/2039	A-	2,500	2,955,275
San Francisco Redev—Mission Bay South	7.00%	8/1/2033	BBB	1,000	1,157,610
San Francisco Redev—Mission Bay South	7.00%	8/1/2041	BBB	1,400	1,605,772
Sparks Tourism Impt Dist†	6.50%	6/15/2020	B2	1,825	1,915,611
Sparks Tourism Impt Dist†	6.75%	6/15/2028	B2	2,500	2,594,825
Stone Canyon CID(e)	5.70%	4/1/2022	NR	1,000	520,000
Stone Canyon CID(e)	5.75%	4/1/2027	NR	1,300	676,000
Village CDD #10	4.50%	5/1/2023	NR	2,055	2,093,305

Total					48,539,196

Tax Revenue 7.25%
AZ Sports & Tourism Auth—Stadium	5.00%	7/1/2028	A1	18,000	20,161,080
Bi State Met Dist—Metrolink (AGM)	5.25%	7/1/2024	AA-	2,330	2,814,733
Guam Ltd Oblig—Section 30 Landfill	5.75%	12/1/2034	BBB+	3,690	4,077,745
LA Stadium & Expo Dist	5.00%	7/1/2022	A3	1,000	1,187,910
MA Sch Bldg Auth—Sales Tax(b)	5.00%	10/15/2032	AA+	20,000	23,084,700
Miami Dade Co Spl Oblig	5.00%	10/1/2023	A+	750	879,900
Miami Dade Co Transit	5.00%	7/1/2037	AA	5,425	6,094,608
NJ EDA—Cigarette Tax	4.25%	6/15/2027	BBB+	4,000	4,240,520
NJ EDA—Cigarette Tax	5.00%	6/15/2023	BBB+	2,000	2,322,900
NY Dorm—PIT	5.00%	3/15/2025	AAA	5,510	6,493,149
NY Dorm—PIT	5.00%	3/15/2026	AAA	2,580	3,016,046
NY Dorm—PIT	5.00%	3/15/2034	AAA	5,000	5,631,000
NY UDC—PIT	5.00%	3/15/2028	AAA	5,000	5,813,050

74	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
NATIONAL TAX FREE FUND March 31, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value

Tax Revenue (continued)
NYC TFA—Future Tax(b)	5.00%	2/1/2027	AAA		$12,000	$13,946,940
NYC TFA—Future Tax(b)	5.00%	2/1/2028	AAA		4,000	4,648,980
PR Corp Sales Tax	5.50%	8/1/2037	A+		9,000	9,288,450
PR Corp Sales Tax	5.50%	8/1/2042	A+		5,860	6,030,702
San Joaquin Co Trsp Auth	5.50%	3/1/2041	AA		14,000	16,308,880
San Jose Spl Tax—Conv Ctr	6.125%	5/1/2031	A2		4,190	5,006,799
Sonoma Marin Area Rail Rmkt	5.00%	3/1/2028	AA		1,500	1,735,560
Virgin Islands PFA—Matching Fund	5.00%	10/1/2029	BBB		5,850	6,407,914
Virgin Islands PFA—Matching Fund	5.25%	10/1/2029	Baa2		4,500	5,018,310
Yorba Linda Redev Agy	6.00%	9/1/2026	A-		1,145	1,342,856
Yorba Linda Redev Agy	6.50%	9/1/2032	A-		2,000	2,393,540

Total						157,946,272

Tobacco 4.66%
Buckeye Tobacco	5.125%	6/1/2024	B-		14,000	12,873,420
Buckeye Tobacco	5.75%	6/1/2034	B-		7,315	6,534,197
Buckeye Tobacco	5.875%	6/1/2030	B-		5,300	4,802,330
Golden St Tobacco	5.00%	6/1/2033	B-		7,000	6,471,920
Golden St Tobacco	5.125%	6/1/2047	B-		10,650	9,413,854
Golden St Tobacco	5.30%	6/1/2037	B-		8,000	7,356,480
Inland Empire Tobacco	4.625%	6/1/2021	B	(c)	5,185	5,055,686
SD Edu Enhancement Fding Corp	5.00%	6/1/2026	A-		1,150	1,358,955
Tobacco Settlement Auth IA	5.60%	6/1/2034	B+		4,750	4,751,330
Tobacco Settlement Fin Corp	4.625%	6/1/2026	B1		10,500	10,231,620
Tobacco Settlement Fin Corp	4.75%	6/1/2034	B2		25,755	22,912,421
Tobacco Settlement Fin Corp	5.00%	6/1/2047	B2		7,580	6,426,021
TSASC	5.00%	6/1/2026	B+		3,540	3,496,104

Total						101,684,338

Transportation 15.28%
Atlanta Airport AMT	5.00%	1/1/2032	A+		1,500	1,650,345
Atlanta Airport AMT	5.00%	1/1/2033	A+		1,000	1,094,750
Central TX Reg Mobility Auth	6.00%	1/1/2041	BBB-		10,000	11,623,500
Chesapeake Trsp Sys	5.00%	7/15/2023	BBB		1,525	1,706,185
CT Spl Tax—Trans Infra	5.00%	1/1/2022	AA		10,000	12,359,300
Dallas Area Rapid Transit(b)	5.00%	12/1/2022	AA+		9,645	11,276,150
Dallas Area Rapid Transit(b)	5.00%	12/1/2023	AA+		6,135	7,172,543
Dallas Area Rapid Transit(b)	5.00%	12/1/2028	AA+		7,160	8,370,890
Denver City & Co Arpt AMT	5.00%	11/15/2023	A+		2,000	2,355,720

See Notes to Financial Statements.	75

Schedule of Investments (unaudited)(continued)
NATIONAL TAX FREE FUND March 31, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Transportation (continued)
Foothill / Eastern Corridor Toll Rd	Zero Coupon	1/15/2035	BBB-	$10,000	$2,720,500
HI Arpt	5.00%	7/1/2034	A	3,000	3,356,850
Houston Arpt—Continental Airlines AMT	6.625%	7/15/2038	B	2,500	2,814,050
Lee Co Arpt AMT	5.375%	10/1/2032	A2	3,500	3,894,415
Los Angeles Dept Arpts—LAX	5.00%	5/15/2035	AA	10,000	11,231,900
Los Angeles Dept Arpts—LAX AMT	5.00%	5/15/2021	AA	2,000	2,410,840
Los Angeles Dept Arpts—LAX AMT	5.00%	5/15/2022	AA	2,000	2,410,740
Los Angeles Dept Arpts—LAX AMT	5.00%	5/15/2023	AA	3,605	4,303,144
Los Angeles Dept Arpts—LAX AMT	5.00%	5/15/2024	AA	2,000	2,364,160
MA Port Auth AMT	5.00%	7/1/2037	AA-	4,150	4,599,777
Met DC Airport AMT	5.00%	10/1/2024	AA-	10,230	12,151,296
Miami Dade Co Aviation—MIA	5.375%	10/1/2035	A	6,975	7,933,993
Mid—Bay Bridge Auth	7.25%	10/1/2034	BBB-	7,500	9,595,725
MTA NY	5.00%	11/15/2030	A	5,000	5,717,500
MTA NY	6.50%	11/15/2028	A	7,500	9,361,275
NJ Tpk Auth	5.00%	1/1/2028	A+	8,100	9,282,681
NJ Tpk Auth	5.00%	1/1/2035	A+	2,725	3,026,140
NJ Tpk Auth(a)	5.00%	1/1/2038	A+	6,000	6,635,340
NJ Trans Trust Fund	5.25%	6/15/2026	A+	1,500	1,769,940
NJ Trans Trust Fund	6.00%	6/15/2035	A+	4,500	5,474,655
North Hudson Sewerage Auth	5.00%	6/1/2025	A-	3,225	3,771,960
North Hudson Sewerage Auth	5.00%	6/1/2026	A-	4,915	5,718,504
North TX Twy Auth	5.00%	9/1/2028	AA	10,000	11,597,700
North TX Twy Auth	5.75%	1/1/2033	A3	5,705	6,329,755
North TX Twy Auth	6.00%	1/1/2025	A2	5,000	5,861,200
OK Tpk Auth(b)	5.00%	1/1/2026	AA-	11,000	13,024,165
OK Tpk Auth(b)	5.00%	1/1/2027	AA-	5,000	5,920,075
Orlando & Orange Co Expwy Auth	5.00%	7/1/2030	A	1,500	1,702,335
PA Tpk Commn	5.00%	12/1/2023	A-	2,145	2,492,640
PA Tpk Commn	5.00%	12/1/2032	A-	7,000	7,674,170
PA Tpk Commn	5.625%	6/1/2029	A-	3,310	3,802,627
PA Tpk Commn (6.00% after 12/1/2015)~	Zero Coupon	12/1/2034	A-	12,000	11,901,360
Port Auth NY & NJ AMT	5.00%	10/1/2033	AA-	17,500	19,453,525
Port Oakland AMT	5.00%	5/1/2028	A+	2,275	2,525,068
Port Oakland AMT (NPFGC)	5.00%	11/1/2026	A	2,285	2,471,959
PR Hwy & Trans Auth (AG)(AGM)	5.50%	7/1/2025	AA-	2,000	2,244,740
Regional Trans Dist—Denver Trans	6.00%	1/15/2034	Baa3	1,800	2,080,728

76	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
NATIONAL TAX FREE FUND March 31, 2013

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Transportation (continued)
Regional Trans Dist COP	5.375%		6/1/2031	Aa3	$5,200	$5,851,144
San Francisco Arpt AMT	5.00%		5/1/2025	A+	15,000	17,241,900
San Jose Arpt AMT	6.25%		3/1/2034	A2	5,000	5,874,850
South Jersey Trans Auth	5.00%		11/1/2028	A-	1,750	1,981,805
St Louis Arpt—Lambert Intl Airport	6.25%		7/1/2029	A-	3,020	3,518,844
Triborough Brdg & Tunl Auth	5.00%		11/15/2022	A+	3,500	4,317,845
VA Small Bus Fing—95 Express Lanes AMT	5.00%		7/1/2034	BBB-	850	883,499
VA Small Bus Fing—95 Express Lanes AMT	5.00%		1/1/2040	BBB-	4,850	4,977,506
VA Small Bus Fing—Elizabeth River AMT	5.25%		1/1/2032	BBB-	9,100	9,753,107
VA Small Bus Fing—Elizabeth River AMT	5.50%		1/1/2042	BBB-	1,250	1,345,550

Total						332,982,865

Utilities 10.96%
Amr Muni Pwr—Prairie St Energy	5.25%		2/15/2027	A1	3,000	3,393,360
Atlanta Wtr & Wastewtr	6.00%		11/1/2028	A1	3,000	3,706,950
Atlanta Wtr & Wastewtr	6.00%		11/1/2029	A1	4,000	4,928,800
Central Plains—Goldman Sachs	0.692%	#	12/1/2017	B2	5,000	4,631,950
Central Plains—Goldman Sachs	5.00%		9/1/2032	A-	5,000	5,571,350
Chula Vista IDR—San Diego G & E Rmkt	5.875%		1/1/2034	Aa3	2,125	2,541,479
Compton Water	6.00%		8/1/2039	NR	5,500	5,612,420
Detroit Sewer	5.00%		7/1/2032	A+	1,000	1,080,600
Detroit Water	5.25%		7/1/2041	A+	4,025	4,328,284
Detroit Water (NPFGC)	5.00%		7/1/2034	A+	5,000	5,020,200
FL Muni Pwr Agy	6.25%		10/1/2031	A2	4,000	4,819,560
HI Dept Budget—Hawaiian Electric AMT (FGIC)	4.60%		5/1/2026	Baa1	5,000	5,199,250
IN Fin Auth—Ohio Vly Elec	5.00%		6/1/2032	BBB-	2,250	2,426,423
IN Fin Auth—Ohio Vly Elec	5.00%		6/1/2039	BBB-	2,000	2,125,220
Lansing Brd Wtr & Light	5.00%		7/1/2030	AA-	4,735	5,451,784
Long Beach Nat Gas—ML	5.25%		11/15/2020	A-	1,505	1,748,449
Long Island Power Auth	5.00%		9/1/2025	A-	1,500	1,756,425
Long Island Power Auth	5.00%		9/1/2026	A-	6,000	6,961,380
Long Island Power Auth	6.25%		4/1/2033	A-	1,000	1,214,380
Los Angeles DEWAP—Pwr Sys (AMBAC)	5.00%		7/1/2028	AA-	4,925	5,487,090
Louisville/Jeff Co Met Swr Dist	5.00%		5/15/2028	AA	9,710	11,294,769
Main St Nat Gas—JPM	5.00%		3/15/2022	A	5,000	5,809,550
Main St Nat Gas—ML	5.00%		3/15/2019	A-	1,000	1,132,090
Main St Nat Gas—ML	5.00%		3/15/2021	A-	3,500	3,978,555
Maricopa Co Poll Ctl—El Paso Elec	4.50%		8/1/2042	BBB	3,000	3,092,100

See Notes to Financial Statements.	77

Schedule of Investments (unaudited)(continued)
NATIONAL TAX FREE FUND March 31, 2013

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value

Utilities (continued)
Maricopa Co Poll Ctl—El Paso Elec	7.25%		2/1/2040	BBB		$3,500	$4,127,655
Maricopa Co Poll Ctl—So Cal Edison Rmkt	5.00%		6/1/2035	A1		7,900	8,681,231
Met Atlanta Rapid Trans Auth (AGM)	5.00%		7/1/2034	AA+		10,000	11,201,700
Met St Louis Sewer Dist	5.75%		5/1/2038	AAA		1,760	2,029,878
NJ EDA—UMM Energy AMT	5.00%		6/15/2037	Baa3		1,000	1,069,130
North Sumter Co Util Dep Dist	5.375%		10/1/2030	BBB+		5,000	5,509,400
Northern CA Pwr—Morgan Stanley	0.926%	#	7/1/2027	A-		5,000	4,283,650
OH Air Quality—FirstEnergy	5.70%		8/1/2020	BBB-		3,250	3,884,628
OH Air Quality—Ohio Vly Elec	5.625%		10/1/2019	BBB-		4,500	5,244,300
PA Econ Dev—Allegheny Energy	7.00%		7/15/2039	BBB-		1,000	1,193,320
PA Econ Dev—Philadelphia Biosolids	6.25%		1/1/2032	Baa3		2,500	2,882,100
Palm Beach Co Solid Waste	5.50%		10/1/2028	AA+		3,000	3,542,070
Pima Co IDA—Tucson Elec	4.00%		9/1/2029	BBB-		5,150	5,137,537
Pinal Co Elec Dist #4	6.00%		12/1/2028	A-		740	838,279
PR Aqueduct & Swr Auth	5.25%		7/1/2042	BB+		13,770	12,564,299
PR Aqueduct & Swr Auth	5.75%		7/1/2037	BB+		5,000	4,947,900
PR Elec Pwr Auth	0.906%	#	7/1/2031	BBB+		4,000	2,746,960
PR Elec Pwr Auth	5.00%		7/1/2042	BBB+		6,775	6,211,049
SA Energy Acq Corp—Goldman Sachs	5.50%		8/1/2021	A-		5,000	5,834,650
Sabine River Auth—TXU	5.80%		7/1/2022	CC		1,000	67,500
Salt Verde Fin Corp—Citi	5.25%		12/1/2027	A-		3,435	4,054,537
Southern CA Pub Pwr Auth—Nat Gas	1.67%	#	11/1/2038	Baa1		5,000	3,845,900
TEAC—Goldman Sachs	5.625%		9/1/2026	BBB	(c)	3,000	3,505,500
TX Muni Gas Acq & Supply—Macquarie	5.00%		12/15/2028	A3		3,000	3,246,600
TX Muni Gas Acq & Supply—Macquarie	5.00%		12/15/2029	A3		4,000	4,288,800
TX Muni Gas Acq & Supply—Macquarie	5.00%		12/15/2032	A3		5,300	5,604,326
TX Muni Gas Acq & Supply—ML	5.25%		12/15/2026	A-		1,250	1,471,450
TX Muni Gas Acq & Supply—ML	6.25%		12/15/2026	A-		13,575	17,575,009

Total							238,901,776

Total Municipal Bonds (cost $2,044,712,939)							2,201,596,368

Shares (000)

SHORT-TERM INVESTMENTS 0.71%

Money Market Mutual Fund 0.00%
Dreyfus Municipal Cash Management Plus (cost $908)	—	(i)	908

78	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)
NATIONAL TAX FREE FUND March 31, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Municipal Bonds 0.28%

Corporate-Backed
Citizens Property Insurance Corp (cost $6,097,058)	5.00%	6/1/2020	A+	$5,210	$6,198,076

	Interest Rate#	Interest Rate Reset Date(d)	Final Maturity Date

Variable Rate Demand Notes 0.43%

General Obligation 0.14%
NYC GO	0.22%	4/1/2013	4/1/2035	AA	3,000	3,000,000

Transportation 0.07%
Orlando & Orange Co Expwy Auth	0.19%	4/4/2013	7/1/2040	AA+	1,500	1,500,000

Utilities 0.22%
Las Vegas Valley Water District	0.16%	4/1/2013	6/1/2036	AA+	4,750	4,750,000

Total Variable Rate Demand Notes (cost $9,250,000)						9,250,000

Total Short-Term Investments (cost $15,347,966)						15,448,984

Total Investments in Securities 101.71% (cost $2,060,060,905)						2,217,045,352

Liabilities in Excess of Cash and Other Assets(h) (1.71%)						(37,244,746)

Net Assets 100.00%						$2,179,800,606

Open Futures Contracts at March 31, 2013:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Depreciation

U.S. 10-Year Treasury Note	June 2013	482	Short	$(63,616,469)	$(317,396)
U.S. 30-Year Treasury Bond	June 2013	216	Short	(31,205,250)	(455,999)

Totals				$(94,821,719)	$(773,395)

See Notes to Financial Statements.	79

Schedule of Investments (unaudited)
HIGH YIELD MUNICIPAL BOND FUND March 31, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

MUNICIPAL BONDS 99.89%

Corporate-Backed 10.96%
AK IDA—Anchorage Sportsplex(e)	6.12%	8/1/2031	NR	$3,285	$1,314,000
AL IDA—Office Max Rmkt AMT	6.45%	12/1/2023	B2	3,070	3,082,710
Aleutians E Burough—Pribilof Islands (ACA)	5.50%	6/1/2025	NR	1,375	1,402,816
Aleutians E Burough—Pribilof Islands (ACA)	5.50%	6/1/2036	NR	3,210	3,242,132
Allegheny Co IDA—US Steel	6.875%	5/1/2030	BB	6,050	6,604,603
Beauregard Parish—Office Max	6.80%	2/1/2027	B2	6,250	6,275,875
Brazos River Auth—TXU Rmkt AMT	7.70%	4/1/2033	CC	2,000	170,000
Brazos River Auth—TXU Rmkt AMT†	8.25%	5/1/2033	C	2,000	180,000
CA Co Tobacco Sec—Sonoma Co	5.125%	6/1/2038	B-	5,040	4,388,328
Clayton Co SFR—Delta Airlines AMT	9.00%	6/1/2035	B-	7,640	8,488,116
Cleveland Arpt—Continental Airlines AMT	5.375%	9/15/2027	B	16,240	16,280,762
Courtland IDB—Intl Paper AMT	5.20%	6/1/2025	BBB	5,545	5,801,733
DFW Arpt—American Airlines Rmkt AMT(e)	9.125%	5/1/2029	NR	13,500	14,971,635
Fort Bend Co IDC—NRG Energy	4.75%	11/1/2042	Baa3	4,645	4,723,547
Fort Bend Co IDC—NRG Energy Rmkt	4.75%	5/1/2038	Baa3	1,725	1,771,713
Greater Orlando Aviation—Jet Blue AMT(a)	5.00%	11/15/2036	NR	1,670	1,719,382
Gulf Coast IDA—CITGO AMT	4.875%	5/1/2025	BB+	2,000	2,052,760
Houston Arpt—Continental Airlines AMT	5.70%	7/15/2029	B	3,760	3,770,077
IA Fin Auth—Alcoa	4.75%	8/1/2042	BBB-	5,500	5,532,615
IL Fin Auth—Leafs Hockey Club(e)	5.875%	3/1/2027	NR	1,500	510,000
IL Fin Auth—Leafs Hockey Club(e)	6.00%	3/1/2037	NR	1,450	493,000
IL Fin Auth—Navistar Intl	6.50%	10/15/2040	B3	4,500	4,866,525
IL Fin Auth—United Sports/ Barrington†(e)	6.125%	10/1/2027	NR	1,475	265,500
IL Fin Auth—United Sports/ Barrington†(e)	6.25%	10/1/2037	NR	6,525	1,174,500
Intl Falls Poll Ctl—Office Max	5.65%	12/1/2022	NR	1,085	1,086,096
Love Field Arpt—Southwest Airlines	5.25%	11/1/2040	BBB-	6,770	7,378,352
Love Field Arpt—Southwest Airlines AMT	5.00%	11/1/2028	BBB-	5,600	6,254,248
MA DFA—Covanta AMT	5.25%	11/1/2042	Ba2	1,500	1,541,025
MA Port Auth—Delta Airlines AMT (AMBAC)	5.50%	1/1/2016	NR	1,830	1,835,087
MA Port Auth—Delta Airlines AMT (AMBAC)	5.50%	1/1/2022	NR	10,015	10,041,239
Martin Co IDA—Indiantown Cogen AMT	4.20%	12/15/2025	Ba1	3,000	3,010,950
MD EDC—Chesapeake Bay Hyatt	5.00%	12/1/2016	NR	3,430	3,008,316

80	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
HIGH YIELD MUNICIPAL BOND FUND March 31, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value

Corporate-Backed (continued)
Niagara Area Dev Corp—Covanta	4.00%	11/1/2024	Ba2		$1,740	$1,791,313
Niagara Area Dev Corp—Covanta AMT	5.25%	11/1/2042	Ba2		14,760	15,219,036
NJ EDA—Continental Airlines AMT	4.875%	9/15/2019	B		2,000	2,050,540
NJ EDA—Continental Airlines AMT	5.125%	9/15/2023	B		5,125	5,294,535
NJ EDA—Continental Airlines AMT	5.25%	9/15/2029	B		16,435	16,974,725
NJ EDA—Continental Airlines AMT	5.50%	4/1/2028	B		5,965	5,978,362
NJ EDA—Continental Airlines AMT	7.20%	11/15/2030	B		755	758,224
NJ EDA—Glimcher Pptys AMT	6.00%	11/1/2028	NR		6,190	6,190,062
NYC IDA—British Airways AMT	5.25%	12/1/2032	BB		2,035	2,040,088
NYC IDA—Jetblue AMT	5.00%	5/15/2020	B-		2,640	2,639,815
NYC IDA—Jetblue AMT	5.125%	5/15/2030	B-		1,000	993,750
NYC IDA—Queens Stadium (AMBAC)	5.00%	1/1/2046	Ba1		570	579,291
NYC IDA—TRIPS AMT	5.00%	7/1/2028	BBB-		3,500	3,779,265
PA Econ Dev—US Airways	8.00%	5/1/2029	CCC+		2,500	2,971,825
Phoenix IDA—US Airways AMT	6.25%	6/1/2019	Caa2		1,955	1,910,954
Phoenix IDA—US Airways AMT	6.30%	4/1/2023	Caa2		3,685	3,509,373
Port Bay City Auth—Celanese AMT	6.50%	5/1/2026	B+		6,120	6,126,793
Port Corpus Christi Auth—Celanese	6.45%	11/1/2030	B+		5,100	5,169,156
Port St Helens Poll Ctl—Office Max	5.65%	12/1/2027	NR		1,730	1,731,747
Rockdale Co Dev—Visy Paper AMT	6.125%	1/1/2034	NR		6,000	6,260,640
Rumford Solid Waste—Office Max AMT	6.875%	10/1/2026	B2		1,500	1,506,210
Selma IDB—Intl Paper	5.375%	12/1/2035	BBB		3,250	3,594,273
St Charles Parish—Valero Energy	4.00%	12/1/2040	BBB		1,750	1,923,058
West Pace Coop Dist	9.125%	5/1/2039	NR		13,915	13,582,710
WI PFA—TRIPS AMT	5.00%	7/1/2042	BBB-		2,000	2,074,820

Total						247,888,207

Education 5.05%
Brevard Co IDR—Tuff FL Tech	6.50%	11/1/2029	BBB-		2,500	2,781,850
Buffalo & Erie IDC—Medaille Clg	5.00%	4/1/2022	BB+		1,185	1,271,007
Buffalo & Erie IDC—Medaille Clg	5.25%	4/1/2035	BB+		2,885	2,969,040
CA Stwde—Thomas Jeff Sch of Law†	7.25%	10/1/2032	BB		3,500	3,579,205
CA Stwde—Windrush Sch(e)	5.50%	7/1/2037	NR		7,225	72
Dutchess Co LDC—Anderson Ctr	6.00%	10/1/2030	BB+		1,720	1,855,364
Gainesville Redev—Riverside Mil Admy	5.125%	3/1/2027	BB+	(c)	1,375	1,386,798
Gainesville Redev—Riverside Mil Admy	5.125%	3/1/2037	BB+	(c)	8,235	7,964,727
Harrisburg Auth—Univ of Science(e)	6.00%	9/1/2036	NR		12,725	9,263,164
IA Hi Ed—Central Clg	5.00%	10/1/2031	Baa3		9,250	9,972,795

See Notes to Financial Statements.	81

Schedule of Investments (unaudited)(continued)
HIGH YIELD MUNICIPAL BOND FUND March 31, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Education (continued)
IL Fin Auth—IL Inst of Tech	5.00%	4/1/2021	Baa3	$4,325	$4,438,531
IL Fin Auth—IL Inst of Tech	5.00%	4/1/2023	Baa3	4,000	4,082,400
IL Fin Auth—IL Inst of Tech	5.00%	4/1/2025	Baa3	2,500	2,537,450
IL Fin Auth—IL Inst of Tech	5.00%	4/1/2026	Baa3	2,000	2,024,360
IL Fin Auth—IL Inst of Tech	5.00%	4/1/2031	Baa3	2,700	2,700,729
IL Fin Auth—IL Inst of Tech	7.125%	2/1/2034	Baa3	2,500	2,797,600
MA DFA—Boston Architectural Clg (ACA)	5.00%	1/1/2037	NR	2,710	2,425,721
MA DFA—Merrimack Clg	5.00%	7/1/2032	BBB-	535	585,060
MA DFA—Merrimack Clg	5.25%	7/1/2042	BBB-	1,200	1,315,860
Marietta Dev Auth—Life Univ	7.00%	6/15/2030	Ba3	5,000	5,397,850
MD Hlth & Hi Ed—Wash Christian Admy(e)	5.25%	7/1/2018	NR	250	90,000
MD Hlth & Hi Ed—Wash Christian Admy(e)	5.50%	7/1/2038	NR	2,300	828,000
NC Cap Facs—High Point Univ	4.375%	5/1/2034	BBB+	3,580	3,749,871
NC Cap Facs—High Point Univ	5.00%	5/1/2032	BBB+	1,500	1,647,120
NH Hlth & Ed—Sthrn NH Univ	5.00%	1/1/2027	BBB	1,250	1,378,250
NH Hlth & Ed—Sthrn NH Univ	5.00%	1/1/2034	BBB	2,800	3,009,020
NJ Ed Facs—Univ Med & Dent	7.125%	12/1/2023	Baa1	4,000	5,042,280
NJ Ed Facs—Univ Med & Dent	7.50%	12/1/2032	Baa1	2,000	2,487,440
NY Dorm—Pace Univ	5.00%	5/1/2038	BBB-	750	811,035
NYC IDA—Vaughn Clg	5.00%	12/1/2031	BB+	1,510	1,583,945
NYC IDA—Vaughn Clg	5.25%	12/1/2036	BB+	3,640	3,831,355
OH Hi Ed—Ashland Univ	6.25%	9/1/2024	B3	6,655	7,105,144
PA Hi Ed—La Salle Univ	5.00%	5/1/2037	BBB	2,000	2,226,800
PA Hi Ed—Shippensburg Univ	5.00%	10/1/2035	BBB-	800	879,264
Quad Cities Econ Dev—Augustana Clg	4.75%	10/1/2029	Baa1	845	897,398
Quad Cities Econ Dev—Augustana Clg	4.75%	10/1/2032	Baa1	1,000	1,049,890
Univ of California(b)	5.75%	5/15/2031	AA	7,000	8,412,250

Total					114,378,645

General Obligation 6.58%
Arkansas City Bldg—So Cent Reg Med	6.75%	9/1/2038	Baa3	6,360	7,379,190
Bellwood GO	5.875%	12/1/2027	NR	3,000	2,972,130
Bellwood GO	6.15%	12/1/2032	NR	2,770	2,732,439
CA State GO	5.00%	2/1/2032	A1	15,685	17,571,592
CA State GO	5.00%	9/1/2036	A1	4,500	5,002,785
Guam GO	6.75%	11/15/2029	B+	8,690	9,723,849
Guam GO	7.00%	11/15/2039	B+	2,175	2,426,408
HI St Ser DZ	5.00%	12/1/2027	AA	6,000	7,156,320

82	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
HIGH YIELD MUNICIPAL BOND FUND March 31, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value

General Obligation (continued)
IL State GO	5.00%	8/1/2025	A2		$2,685	$2,969,261
IL State GO	5.00%	3/1/2031	A2		2,250	2,422,440
IL State GO	5.00%	3/1/2032	A2		6,000	6,441,180
IL State GO	5.00%	1/1/2034	A2		2,275	2,429,222
Kendall Kane & WIll Co CUSD #308	5.00%	2/1/2029	Aa2		19,000	21,477,220
Maverick Co GO	8.75%	3/1/2034	NR		2,500	2,591,275
Maverick Co GO	8.75%	3/1/2034	NR		5,500	5,700,805
NYC GO(b)	5.125%	3/1/2026	AA		10,000	11,752,150
Oakland USD	6.125%	8/1/2029	NR		1,500	1,662,405
PR Comwlth GO	5.00%	7/1/2041	BBB-		4,605	4,142,796
PR Comwlth GO	5.50%	7/1/2039	BBB-		16,000	15,502,080
PR Pub Bldg Auth	5.25%	7/1/2042	BBB-		12,565	11,464,809
PR Pub Bldg Auth GTD	5.625%	7/1/2039	BBB-		2,800	2,778,860
Woonsocket GO	7.125%	6/15/2016	B2		2,525	2,583,429

Total						148,882,645

Health Care 27.27%
Alachua Co IDA—No FL Retirement Vlg	5.875%	11/15/2036	NR		10,000	10,041,300
Alachua Co IDA—No FL Retirement Vlg	5.875%	11/15/2042	NR		4,500	4,496,535
Allegheny Co Hsp—West Penn Hlth	5.00%	11/15/2028	CC		15,365	13,330,674
Allegheny Co Hsp—West Penn Hlth	5.375%	11/15/2040	CC		9,400	8,154,876
Atlantic Bch Hlth—Fleet Landing(a)	5.00%	11/15/2037	BBB	(c)	1,300	1,365,533
AZ Hlth Facs—Beatitudes	5.20%	10/1/2037	NR		9,710	9,525,413
AZ Hlth Facs—Phoenix Childrens Hsp	5.00%	2/1/2034	BBB+		3,150	3,389,463
CA Hlth—Childrens Hsp Los Angeles	5.00%	11/15/2029	BBB+		1,350	1,495,490
CA Hlth—Childrens Hsp Los Angeles	5.00%	11/15/2034	BBB+		500	546,670
CA Stwde—Eskaton Pptys	5.25%	11/15/2034	BBB		1,640	1,756,243
CA Stwde—So Cal Presbyterian	7.00%	11/15/2029	BBB-		1,000	1,176,650
CA Stwde—So Cal Presbyterian	7.25%	11/15/2041	BBB-		2,500	2,905,000
CA Stwde—Terraces San Joaquin	5.625%	10/1/2032	NR		1,000	1,062,320
CA Stwde—Terraces San Joaquin	6.00%	10/1/2042	NR		1,070	1,155,975
CA Stwde—Terraces San Joaquin	6.00%	10/1/2047	NR		1,000	1,070,950
Carmel Rev—Barrington of Carmel	7.125%	11/15/2047	NR		3,000	3,261,930
Chesterfield Co EDA—Brandermill Woods	5.00%	1/1/2032	NR		2,000	2,046,800
Chesterfield Co EDA—Brandermill Woods	5.125%	1/1/2043	NR		1,000	1,015,770
CO Hlth Facs—American Baptist	7.75%	8/1/2029	NR		5,770	6,537,525
CO Hlth Facs—American Baptist	7.75%	8/1/2039	NR		5,045	5,635,568
CO Hlth Facs—Christian Living Cmnty	5.25%	1/1/2037	NR		1,000	1,064,070

See Notes to Financial Statements.	83

Schedule of Investments (unaudited)(continued)
HIGH YIELD MUNICIPAL BOND FUND March 31, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value

Health Care (continued)
CT Hlth & Ed—Stamford Hsp	5.00%	7/1/2034	A-		$16,000	$17,497,120
Cumberland Co Mun Auth—Asbury	5.25%	1/1/2041	NR		2,000	2,046,280
Cumberland Mun Auth—Asbury	5.40%	1/1/2022	NR		585	632,596
Cumberland Mun Auth—Asbury	6.00%	1/1/2040	NR		2,000	2,176,320
Cuyahoga Co Hlth—Eliza Jennings	6.00%	5/15/2037	NR		4,300	4,451,446
Cuyahoga Co Hlth—Eliza Jennings	6.00%	5/15/2042	NR		2,500	2,583,375
Dauphin Co Gen Auth—Pinnacle Hlth	5.00%	6/1/2042	A		3,600	3,828,204
Duluth EDA—St Lukes Hsp	6.00%	6/15/2039	NR		3,750	4,052,250
Fairfax Co EDA—Vinson Hall	5.00%	12/1/2032	NR		1,500	1,539,840
Fairfax Co EDA—Vinson Hall	5.00%	12/1/2042	NR		2,800	2,829,820
Flint Hsp Bldg Auth—Hurley Med Ctr	5.25%	7/1/2039	Ba1		1,250	1,241,088
Flint Hsp Bldg Auth—Hurley Med Ctr	7.00%	7/1/2030	Ba1		4,225	4,913,971
Flint Hsp Bldg Auth—Hurley Med Ctr	7.375%	7/1/2035	Ba1		2,620	3,079,260
Flint Hsp Bldg Auth—Hurley Med Ctr	7.50%	7/1/2039	Ba1		800	936,648
Gaithersburg Eco Dev—Asbury	5.125%	1/1/2036	BBB	(c)	4,700	4,794,987
Gaithersburg Eco Dev—Asbury	6.00%	1/1/2023	BBB	(c)	3,385	3,845,732
Hanover Co EDA—Covenant Woods	5.00%	7/1/2042	NR		2,000	1,990,700
Hanover Co EDA—Covenant Woods	5.00%	7/1/2047	NR		1,985	1,943,414
Harris Co—Childrens Med	5.00%	10/1/2024	AA		6,000	6,794,100
Harris Co—Childrens Med	5.25%	10/1/2029	AA		4,000	4,632,280
Harris Co Cultural Ed—Brazos	5.00%	1/1/2033	NR		545	555,066
Harris Co Cultural Ed—Brazos	5.00%	1/1/2038	NR		510	512,305
Harris Co Cultural Ed—Brazos	5.00%	1/1/2043	NR		520	516,771
Harris Co Cultural Ed—Brazos	5.125%	1/1/2048	NR		1,535	1,526,235
HFDC Cent TX—Legacy/Willow Bend	5.625%	11/1/2026	NR		1,850	1,900,154
HFDC Cent TX—Legacy/Willow Bend	5.75%	11/1/2036	NR		5,500	5,604,500
Holmes Co Hsp—Doctors Mem Hsp	5.75%	11/1/2026	NR		5,660	5,686,885
Holmes Co Hsp—Doctors Mem Hsp	6.00%	11/1/2038	NR		7,115	7,123,609
Howard Co Retmt Cmnty—Vantage House	5.25%	4/1/2027	NR		1,200	1,218,540
Howard Co Retmt Cmnty—Vantage House	5.25%	4/1/2033	NR		2,990	2,964,406
Howard Co Retmt Cmnty—Vantage House	5.25%	4/1/2037	NR		6,270	6,078,765
Huntsville Redstone Vlg	5.50%	1/1/2028	NR		4,500	4,526,775
IL Fin Auth—Clare At Water Tower(e)	Zero Coupon	5/15/2050	NR		4,800	480
IL Fin Auth—Clare At Water Tower(e)	5.125%	5/15/2018	NR		3,500	350
IL Fin Auth—Clare At Water Tower(e)	5.20%	5/15/2015	NR		700	70
IL Fin Auth—Clare At Water Tower(e)	5.30%	5/15/2016	NR		700	70
IL Fin Auth—Clare At Water Tower(e)	6.00%	5/15/2028	NR		2,800	280
IL Fin Auth—Clare At Water Tower(e)	6.125%	5/15/2041	NR		3,500	350

84	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
HIGH YIELD MUNICIPAL BOND FUND March 31, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value

Health Care (continued)
IL Fin Auth—Clare Oaks	Zero Coupon	11/15/2052	NR		$2,845	$130,865
IL Fin Auth—Clare Oaks	Zero Coupon	11/15/2052	NR		569	214,784
IL Fin Auth—Clare Oaks	Zero Coupon	11/15/2052	NR		569	132,515
IL Fin Auth—Clare Oaks	4.00%	11/15/2052	NR		4,550	3,316,384
IL Fin Auth—Clare Oaks	7.00%	11/15/2017	NR		520	520,681
IL Fin Auth—Clare Oaks	7.00%	11/15/2027	NR		1,040	1,040,000
IL Fin Auth—Clare Oaks	7.00%	11/15/2027	NR		830	829,859
IL Fin Auth—Friendship Vlg Shaumburg	5.375%	2/15/2025	BB-	(c)	4,000	4,033,240
IL Fin Auth—Friendship Vlg Shaumburg	5.625%	2/15/2037	BB-	(c)	9,975	10,038,241
IL Fin Auth—Friendship Vlg Shaumburg	7.25%	2/15/2045	BB-	(c)	3,500	3,871,315
IL Fin Auth—Landing / Plymouth Place	6.00%	5/15/2025	NR		3,000	2,834,460
IL Fin Auth—Northwestern Mem Hsp(b)	5.75%	8/15/2030	AA+		5,000	5,792,375
IL Fin Auth—Rush Univ Med	7.25%	11/1/2030	A		3,000	3,783,900
IL Fin Auth—Smith Vlg	5.25%	11/15/2016	NR		3,005	3,118,889
IL Fin Auth—Three Crowns Pk Plaza	5.875%	2/15/2038	NR		4,500	4,613,310
Iron River Hsp—Iron Co Comnty Hsps	6.50%	5/15/2033	NR		5,000	5,272,300
Johnston Mem Hsp (AGM)(FHA)	5.25%	10/1/2036	AA-		7,000	7,563,500
Kent Hsp Fin Auth—Metropolitan Hsp	5.75%	7/1/2025	BB+		3,325	3,584,250
Kent Hsp Fin Auth—Metropolitan Hsp	6.00%	7/1/2035	BB+		4,575	4,878,734
Kirkwood IDA—Aberdeen Hts	8.00%	5/15/2021	NR		1,000	1,159,340
Kirkwood IDA—Aberdeen Hts	8.00%	5/15/2029	NR		2,820	3,310,088
Kirkwood IDA—Aberdeen Hts	8.25%	5/15/2039	NR		6,695	7,891,798
KY EDA—Masonic Homes	5.375%	11/15/2032	NR		3,000	3,098,760
LA PFA—Lake Charles Mem Hsp†	6.375%	12/1/2034	NR		5,840	6,233,382
LA PFA—Ochsner Clinic	6.50%	5/15/2037	Baa1		8,250	9,985,222
Lubbock Hlth—Carillon	6.30%	7/1/2019	NR		4,010	4,252,525
MA DFA—Boston Med Ctr	5.00%	7/1/2029	BBB+		3,000	3,332,610
MA DFA—Boston Med Ctr	5.25%	7/1/2026	BBB+		3,000	3,403,830
MA DFA—Boston Med Ctr	5.25%	7/1/2027	BBB+		4,000	4,565,560
MA DFA—Groves in Lincoln	7.50%	6/1/2029	NR		4,000	1,881,240
MA DFA—Groves in Lincoln	7.75%	6/1/2039	NR		2,000	940,200
MA Hlth & Ed—Emerson Hsp (RADIAN)	5.00%	8/15/2025	NR		6,840	6,869,891
Martin Co Hlth—Martin Mem Med	5.50%	11/15/2032	Baa1		2,250	2,535,773
Martin Co Hlth—Martin Mem Med	5.50%	11/15/2042	Baa1		4,125	4,584,772
Martin Hsp Dist	7.25%	4/1/2036	BBB	(c)	3,450	3,890,979
MD Hlth & Ed—Mercy Med Ctr	5.00%	7/1/2031	BBB		1,100	1,234,849
ME Hlth & Hi Ed—Eastern ME Med	5.00%	7/1/2043	Baa1		2,810	3,017,209
Miami Beach Hlth—Mount Sinai Med Ctr	5.00%	11/15/2029	Baa2		500	539,985

See Notes to Financial Statements.	85

Schedule of Investments (unaudited)(continued)
HIGH YIELD MUNICIPAL BOND FUND March 31, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value

Health Care (continued)
Montgomery Co IDA—ACTS Retirement	5.00%	11/15/2025	BBB+		$1,700	$1,934,481
Montgomery Co IDA—ACTS Retirement	5.00%	11/15/2026	BBB+		2,725	3,089,360
Montgomery Co IDA—Whitemarsh	6.125%	2/1/2028	NR		3,045	3,098,013
Montgomery Co IDA—Whitemarsh	6.25%	2/1/2035	NR		11,975	12,167,558
NC Med—Lutheran Svcs	4.75%	3/1/2032	NR		1,250	1,262,625
NC Med—Lutheran Svcs	5.00%	3/1/2037	NR		1,000	1,016,500
NC Med—Lutheran Svcs	5.00%	3/1/2042	NR		1,000	1,013,600
NJ EDA—Seashore Gardens	5.30%	11/1/2026	NR		1,250	1,256,000
NJ EDA—Seashore Gardens	5.375%	11/1/2036	NR		4,705	4,531,385
NJ Hlth—Barnabas Hlth	5.625%	7/1/2032	BBB+		3,175	3,596,037
NJ Hlth—Barnabas Hlth	5.625%	7/1/2037	BBB+		3,475	3,909,583
NJ Hlth—Somerset Med Ctr	5.50%	7/1/2033	Ba2		6,130	6,157,156
NM Hsp—Gerald Champion Hsp	5.50%	7/1/2042	BB		2,625	2,707,268
NM Hsp—Haverland	5.00%	7/1/2032	BBB-	(c)	2,800	2,862,188
NM Hsp—Haverland	5.00%	7/1/2042	BBB-	(c)	1,500	1,505,400
NY Dorm—Orange Regl Med	6.125%	12/1/2029	Ba1		5,650	6,300,936
OH Hsp—Cleveland Clinic(b)	5.50%	1/1/2034	AA-		13,500	15,140,587
Oklahoma Co Fin Auth—Epworth Villa	5.125%	4/1/2042	NR		3,000	3,020,400
Onondaga CDC—St Josephs Hsp	4.50%	7/1/2032	BB+		7,000	6,849,570
Onondaga CDC—St Josephs Hsp	5.00%	7/1/2042	BB+		2,665	2,740,313
Orange Co Hlth—Orlando Lutheran	5.375%	7/1/2020	NR		1,100	1,122,836
Orange Co Hlth—Orlando Lutheran	5.50%	7/1/2038	NR		6,550	6,658,271
Orange Co Hlth—Orlando Lutheran	5.70%	7/1/2026	NR		2,920	2,979,393
Palomar Hlth Care Dist COP	5.50%	11/1/2019	Baa3		5,000	5,680,300
Palomar Hlth Care Dist COP	6.00%	11/1/2030	Baa3		500	555,820
Palomar Hlth Care Dist COP	6.625%	11/1/2029	Baa3		5,000	5,724,350
Philadelphia Hsps—Temple Univ Hlth	5.50%	7/1/2026	BBB-		1,850	1,993,135
Philadelphia Hsps—Temple Univ Hlth	5.625%	7/1/2036	BBB-		6,250	6,921,000
Philadelphia Hsps—Temple Univ Hlth	5.625%	7/1/2042	BBB-		2,000	2,200,240
Princeton Hsp—Princeton Cmnty Hsp	5.00%	5/1/2022	BBB		285	325,131
Princeton Hsp—Princeton Cmnty Hsp	5.00%	5/1/2027	BBB		5,000	5,505,300
RI Hlth & Ed—St Joseph Hlth	5.50%	10/1/2029	CCC		15,270	11,245,744
Rochester Hlth Care—Samaritan Bethany	6.875%	12/1/2029	NR		1,945	2,183,204
Rochester Hlth Care—Samaritan Bethany	7.375%	12/1/2041	NR		6,000	6,740,580
Salem Hsp Fac—Capital Manor	5.625%	5/15/2032	NR		1,000	1,059,520
Salem Hsp Fac—Capital Manor	6.00%	5/15/2047	NR		1,600	1,718,320
San Buenaventura—Cmnty Mem Hlth	7.50%	12/1/2041	BB		3,100	3,828,500

86	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
HIGH YIELD MUNICIPAL BOND FUND March 31, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value

Health Care (continued)
San Buenaventura—Cmnty Mem Hlth	8.00%	12/1/2026	BB		$10,000	$13,022,600
Sarasota Hlth—Manatee	5.75%	7/1/2037	NR		2,895	2,628,197
Sarasota Hlth—Manatee	5.75%	7/1/2045	NR		6,435	5,676,700
Sartell Hlth Care—Country Manor	5.25%	9/1/2027	NR		1,150	1,202,061
Sayre Mem Hsp Auth	6.00%	7/1/2037	NR		4,000	2,759,160
SC Jobs EDA—Hampton Regl Med	5.25%	11/1/2028	NR		12,000	12,073,200
SE Port Auth—Memorial Hlth	5.75%	12/1/2032	NR		3,800	4,187,372
SE Port Auth—Memorial Hlth	6.00%	12/1/2042	NR		6,750	7,452,202
Shelby Co Hlth Ed Hsg—Vlg Germantwn	5.00%	12/1/2032	NR		2,100	2,104,641
Shelby Co Hlth Ed Hsg—Vlg Germantwn	5.25%	12/1/2042	NR		1,800	1,809,360
St Paul Port Auth—Healtheast Midway	5.75%	5/1/2025	BB+		1,520	1,624,485
St Paul Port Auth—Healtheast Midway	5.875%	5/1/2030	BB+		1,000	1,060,790
Sylacauga Hlth—Coosa Vy Med Ctr	5.375%	8/1/2015	NR		1,475	1,527,540
Sylacauga Hlth—Coosa Vy Med Ctr	6.00%	8/1/2025	NR		3,000	3,032,730
Sylacauga Hlth—Coosa Vy Med Ctr	6.00%	8/1/2035	NR		3,000	3,015,840
Tulsa IDA—Montereau	6.875%	11/1/2023	NR		1,300	1,372,956
Tulsa IDA—Montereau	7.125%	11/1/2030	NR		2,000	2,278,720
Univ CO Hsp Auth	5.00%	11/15/2036	A+		2,250	2,486,700
Upper IL River Vy—Pleasant View	7.25%	11/15/2040	NR		1,200	1,298,904
Upper IL River Vy—Pleasant View	7.375%	11/15/2045	NR		1,550	1,677,643
Vigo Co Hsp—Union Hsp†	5.70%	9/1/2037	NR		9,250	9,666,620
Vigo Co Hsp—Union Hsp†	5.75%	9/1/2042	NR		2,000	2,085,120
Vigo Co Hsp—Union Hsp	8.00%	9/1/2041	NR		2,955	3,637,457
WA Hlth Care—Kadlec Regl Med Ctr	5.00%	12/1/2042	Baa3		2,745	2,858,369
WA Hsg—Mirabella	6.50%	10/1/2032	NR		2,000	2,065,740
Westchester Co LDC—Kendal Hudson(a)	5.00%	1/1/2034	BBB	(c)	1,250	1,345,800
Western IL EDA—Carthage Mem Hsp	7.00%	6/1/2033	NR		2,890	2,976,527
WI Hlth & Ed—Wheaton Franciscan Hlth	5.125%	8/15/2030	A-		5,000	5,336,000
WI Hlth—Sauk-Prairie Mem Hsp	5.375%	2/1/2048	Ba1		6,000	5,966,760
WI PFA—Las Ventanas Retirement	Zero Coupon	10/1/2042	NR		2,961	989,714
WI PFA—Las Ventanas Retirement	Zero Coupon	10/1/2042	NR		2,961	30
WI PFA—Las Ventanas Retirement	7.00%	10/1/2042	NR		6,895	6,686,288
Wilson Co Hsp	5.60%	9/1/2036	NR		3,530	3,531,518
Wood Co Hsp Facs—Wood Co Hsp	5.00%	12/1/2032	Baa2		1,445	1,550,196
Wood Co Hsp Facs—Wood Co Hsp	5.00%	12/1/2037	Baa2		4,150	4,364,057
WV Hsp—Herbert Thomas Hlth	6.50%	10/1/2028	NR		7,425	7,816,075

Total						617,126,088

See Notes to Financial Statements.	87

Schedule of Investments (unaudited)(continued)
HIGH YIELD MUNICIPAL BOND FUND March 31, 2013

Investments	Interest Rate	Maturity Date		Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value

Housing 0.84%
Alachua Co Hlth—Oak Hammock	8.00%	10/1/2042		NR		$700	$852,229
Alachua Co Hlth—Oak Hammock	8.00%	10/1/2046		NR		1,000	1,207,390
CA Stwde—American Baptist	5.00%	10/1/2043		BBB		2,450	2,588,400
LA HFA—GMF-LA Chateau	8.00%	9/1/2039		BB		3,390	3,669,438
MD EDC—Morgan State Univ Hsg	5.00%	7/1/2027		BBB-		1,000	1,103,410
MD EDC—Morgan State Univ Hsg	5.00%	7/1/2034		BBB-		825	887,519
Met Govt Nashville H & E—Prestige Pt(e)	7.50%	12/20/2040		NR		3,930	2,358,000
MI Strategic Fd—Evangelical Homes	5.50%	6/1/2047		BB+	(c)	1,250	1,256,150
Munimae Te Bd Sub†	5.30%	—	(g)	Ba2		2,000	1,860,980
Munimae Te Bd Sub†	5.90%	—	(g)	B1		2,000	1,600,920
Saline EDC—Evangelical Homes	5.50%	6/1/2047		BB+	(c)	1,500	1,507,380

Total							18,891,816

Lease Obligations 1.15%
CA Pub Wks—State Prisons	5.75%	10/1/2031		A2		1,500	1,782,525
CA Pub Wks—Various Cap Proj	5.00%	4/1/2033		A2		6,500	7,094,685
CA Pub Wks—Various Cap Proj	5.00%	4/1/2034		A2		10,000	10,883,100
Houston Co Coop Dist—Country Crossing	12.50%	6/7/2013		NR		4,199	629,850
IN Fin Auth—OH River Brdgs AMT	5.00%	7/1/2035		BBB		2,250	2,364,007
IN Fin Auth—OH River Brdgs AMT	5.00%	7/1/2040		BBB		1,000	1,033,970
Philadelphia Muni Auth	6.375%	4/1/2029		A2		2,000	2,313,300

Total							26,101,437

Other Revenue 11.60%
Apache Co Poll Ctl—Tucson Elec	4.50%	3/1/2030		BBB-		9,000	9,313,740
Baker Correctional Dev	7.50%	2/1/2030		NR		8,400	8,335,404
Baltimore Conv Ctr—Hilton Hotel	5.875%	9/1/2039		Ba2		10,845	11,231,407
Baltimore Conv Ctr—Hilton Hotel (XLCA)	5.00%	9/1/2032		BB+		2,250	2,308,725
Baltimore Conv Ctr—Hilton Hotel (XLCA)	5.25%	9/1/2039		BB+		2,975	3,051,339
Baytown Twp—St Croix Prep Admy	6.75%	8/1/2028		BB		3,450	3,620,740
Baytown Twp—St Croix Prep Admy	7.00%	8/1/2038		BB		3,000	3,144,630
CA Fin Auth—High Tech†	6.125%	7/1/2038		BB	(c)	1,250	1,261,275
CA Stwde—Huntington Pk	5.15%	7/1/2030		NR		2,340	2,221,830
CA Stwde—Huntington Pk	5.25%	7/1/2042		NR		1,500	1,384,335
Charyl Stockwell Admy COP	5.75%	10/1/2025		NR		4,130	3,935,518
Charyl Stockwell Admy COP	5.90%	10/1/2035		NR		3,000	2,768,820
Chester Co IDA—Collegium Chtr Sch	5.00%	10/15/2022		BBB-		1,000	1,014,370
Chester Co IDA—Collegium Chtr Sch	5.375%	10/15/2042		BBB-		5,000	5,001,750

88	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
HIGH YIELD MUNICIPAL BOND FUND March 31, 2013

Investments	Interest Rate	Maturity Date		Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value

Other Revenue (continued)
Clifton Higher Ed—IDEA Pub Schs	5.00%	8/15/2032		BBB		$915	$997,048
Clifton Higher Ed—IDEA Pub Schs	5.00%	8/15/2042		BBB		1,240	1,326,019
Doctor Charles Drew Admy COP	5.70%	11/1/2036		NR		1,800	1,393,452
Downtown Phoenix Hotel Corp (FGIC)	5.00%	7/1/2036		BB+		5,000	5,050,650
FL DFC—Palm Bay Admy	6.00%	5/15/2036		NR		2,000	1,832,040
FL DFC—Palm Bay Admy	6.125%	5/15/2037		NR		1,855	1,673,025
FL DFC—Renaissance Chtr Sch	6.125%	6/15/2043		NR		3,000	2,961,060
FL DFC—Renaissance Chtr Sch	7.50%	6/15/2033		BB-	(c)	9,350	11,043,752
Florence Twn IDA—Legacy Trad Sch	6.00%	7/1/2043		BB		3,250	3,227,217
IA Fin Auth—Childserve	5.375%	6/1/2026		NR		1,795	1,796,759
IA Fin Auth—Childserve	5.50%	6/1/2031		NR		4,260	4,192,394
IA Fin Auth—Childserve	5.55%	6/1/2036		NR		5,960	5,763,558
IAH Pub Facs	6.00%	5/1/2016		NR		605	437,917
IAH Pub Facs	6.00%	5/1/2021		NR		2,000	1,442,500
IAH Pub Facs	6.125%	5/1/2026		NR		1,635	1,178,214
IN Fin Auth—Drexel Foundation	6.625%	10/1/2029		BB+		750	812,985
IN Fin Auth—Drexel Foundation	7.00%	10/1/2039		BB+		1,250	1,386,450
Kansas City IDA—Allen Vlg Sch†	6.125%	8/1/2026		NR		1,550	1,599,848
Kansas City IDA—Allen Vlg Sch†	6.25%	8/1/2036		NR		2,815	2,852,777
Kansas City IDA—Derrick Thomas Sch†	5.875%	1/1/2037		NR		6,570	5,726,215
La Vernia Hi Ed—Amigos/Friends Life	6.25%	2/15/2026		NR		1,000	1,029,190
La Vernia Hi Ed—Amigos/Friends Life	6.375%	2/15/2037		NR		1,220	1,235,616
La Vernia Hi Ed—Cosmos Fndtn	7.125%	2/15/2038		BBB		6,515	7,491,989
La Vernia Hi Ed—Life Schools of Dallas	7.25%	8/15/2031		BBB-		4,750	5,586,760
Lombard PFC—Conf Ctr & Hotel	7.125%	1/1/2036		NR		8,500	5,279,180
Maverick Co PFC	6.25%	2/1/2024		NR		4,430	3,618,734
Maverick Co PFC	6.375%	2/1/2029		NR		1,640	1,339,552
MD EDC—Chesapeake Bay Hyatt	5.00%	12/1/2031		NR		15,200	10,823,920
MD EDC—Chesapeake Bay Hyatt	5.25%	12/1/2031		NR		3,000	2,133,630
MI Pub Ed—Bradford Admy†	6.50%	9/1/2037		CCC+		5,000	3,593,750
MI Pub Ed—Bradford Admy	8.75%	9/1/2039		CCC+		2,250	1,852,403
MI Pub Ed—Crescent Admy	7.00%	10/1/2036		NR		722	726,409
MI Pub Ed—Landmark Admy	6.625%	6/1/2030		BBB-		1,955	2,075,252
MI Pub Ed—Old Redford	5.875%	12/1/2030		BB		3,720	3,732,797
MI St Strategic Fd(f)	—	—	(g)	NR		5,000	500
Middlesex Co Impt Auth—Heldrich Ctr(e)	6.125%	1/1/2025		NR		2,790	279,000
Middlesex Co Impt Auth—Heldrich Ctr(e)	6.25%	1/1/2037		NR		5,755	575,500
Milwaukee Redev—Admy of Learning(e)	5.65%	8/1/2037		NR		3,340	1,202,400

See Notes to Financial Statements.	89

Schedule of Investments (unaudited)(continued)
HIGH YIELD MUNICIPAL BOND FUND March 31, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value

Other Revenue (continued)
Mohave Co IDA—Mohave Prison	8.00%	5/1/2025	BBB+		$10,250	$13,084,227
North TX Edu Fin Corp—Uplift Education	4.875%	12/1/2032	BBB-		2,085	2,246,900
NYC IDA—Queens Stadium (AMBAC)	5.00%	1/1/2023	Ba1		635	669,265
NYC IDA—Queens Stadium (AMBAC)	5.00%	1/1/2036	Ba1		2,380	2,436,906
NYC IDA—Queens Stadium (AMBAC)	5.00%	1/1/2039	Ba1		9,600	9,772,992
Ohio St Pollution Ctl Rev	5.625%	3/1/2015	NR		2,965	297
Otero Co Jail	5.75%	4/1/2018	NR		1,955	1,910,328
Otero Co Jail	6.00%	4/1/2023	NR		1,350	1,250,438
Otero Co Jail	6.00%	4/1/2028	NR		1,925	1,656,309
Overland Pk Dev—Conv Ctr (AMBAC)	5.125%	1/1/2032	BB+		5,000	5,083,850
Palm Bay Ed—Patriot Charter Sch(e)	6.75%	7/1/2022	NR		1,460	408,800
Palm Bay Ed—Patriot Charter Sch(e)	7.00%	7/1/2036	NR		5,000	1,400,000
Palm Beach Co—G Star Sch of Arts	6.75%	5/15/2035	BB		2,455	2,468,159
Pima Co IDA—American Charter Sch	5.50%	7/1/2026	BB	(c)	5,000	5,113,300
Pima Co IDA—American Charter Sch	5.625%	7/1/2038	BB	(c)	12,270	12,325,215
Pima Co IDA—Horizon Learning Ctr	5.25%	6/1/2035	BBB		10,000	9,921,600
Plymouth Ed Ctr Charter Sch	5.375%	11/1/2030	BB+		1,475	1,383,240
Provo Charter Sch—Freedom Admy	5.50%	6/15/2037	NR		3,805	3,724,943
San Antonio Hotel & Conv Ctr AMT (AMBAC)	5.00%	7/15/2034	BBB		2,575	2,589,703
San Antonio Hotel & Conv Ctr AMT (AMBAC)	5.00%	7/15/2039	BBB		7,540	7,592,780
TX PFA—Cosmos Fndtn	5.375%	2/15/2037	BBB		3,410	3,556,664
West Vy Ch Sch—Monticello Admy†	6.375%	6/1/2037	NR		4,020	3,873,511
Yonkers EDC—Charter Sch Ed Excellence	6.00%	10/15/2030	BB		1,300	1,371,565
Yonkers EDC—Charter Sch Ed Excellence	6.25%	10/15/2040	BB		750	789,488

Total						262,494,825

Special Tax 6.22%
Allentown Neighborhood Impt	5.00%	5/1/2032	Baa2		1,000	1,093,790
Allentown Neighborhood Impt	5.00%	5/1/2035	Baa2		1,200	1,293,396
Anne Arundel Co—Natl Business Pk	5.625%	7/1/2025	NR		1,000	1,087,410
Anne Arundel Co—Natl Business Pk	6.10%	7/1/2040	NR		2,250	2,449,755
Arborwood CDD	5.10%	5/1/2014	NR		140	125,467
Arborwood CDD	5.35%	5/1/2036	NR		6,425	4,990,940
Arborwood CDD(e)	5.50%	5/1/2036	NR		1,235	271,700
Aurora TIF—East River	6.50%	12/30/2023	NR		2,560	2,684,314
Aurora TIF—East River	6.75%	12/30/2027	NR		1,490	1,562,563
Baltimore Spl Oblig—E Baltimore Resrch	7.00%	9/1/2038	NR		3,500	3,817,695

90	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
HIGH YIELD MUNICIPAL BOND FUND March 31, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Special Tax (continued)
Capital Region CDD—St Joe Company	7.00%	5/1/2039	NR	$4,395	$4,359,269
Compton Redev Agy	6.00%	8/1/2042	NR	4,750	4,824,860
Corona Norco Sch Dist PFA	5.00%	9/1/2023	BBB+	790	907,497
Corona Norco Sch Dist PFA	5.00%	9/1/2026	BBB+	625	705,025
Corona Norco Sch Dist PFA	5.00%	9/1/2027	BBB+	1,250	1,398,487
Corona Norco Sch Dist PFA	5.00%	9/1/2032	BBB+	1,190	1,310,725
Corona Norco Sch Dist PFA	5.00%	9/1/2035	BBB+	585	636,474
Cypress Creek CDD	5.35%	5/1/2037	NR	6,100	4,277,381
Durbin Crossing CDD	5.50%	5/1/2037	NR	5,400	5,045,112
Grandview IDA—Grandview Crossing(e)	5.75%	12/1/2028	NR	1,000	260,000
Henderson Impt Dists—Inspirada	5.25%	9/1/2026	NR	8,105	7,016,985
Henderson Impt Dists—Inspirada	5.30%	9/1/2035	NR	2,485	1,943,021
Hesperia Pub Fin Auth (XLCA)	5.00%	9/1/2031	Ba1	6,615	6,575,376
Houston Co Coop Dist—Country Crossing	10.00%	5/1/2039	NR	11,325	2,705,418
Inglewood Redev Agy (AMBAC)	5.00%	5/1/2033	BBB+	12,000	12,122,880
Lancaster Redev Agy	6.875%	8/1/2034	BBB	1,000	1,130,030
Lancaster Redev Agy	6.875%	8/1/2039	BBB	1,000	1,123,590
Magnolia West CDD(e)	5.35%	5/1/2037	NR	3,830	2,100,027
Mesquite Redev TIF	7.125%	6/1/2021	BBB+	1,000	1,029,630
Mesquite Redev TIF	7.375%	6/1/2024	BBB+	1,655	1,702,978
Millsboro Spl Oblig—Plantation Lakes	5.45%	7/1/2036	NR	5,442	4,130,478
NYC IDA—Queens Stadium (AMBAC)	5.00%	1/1/2031	Ba1	2,865	2,964,559
Orange Grove CDD(e)	5.30%	11/1/2021	NR	1,705	540,485
Plaza Met Dist #1	5.00%	12/1/2022	NR	500	550,240
Plaza Met Dist #1	5.00%	12/1/2040	NR	2,500	2,588,975
Poway USD PFA	5.00%	9/15/2024	BBB	500	572,700
Poway USD PFA	5.00%	9/15/2027	BBB	1,035	1,166,983
Poway USD PFA	5.00%	9/15/2032	BBB	1,000	1,105,410
Rancho Cordova CFD	5.00%	9/1/2027	NR	860	894,667
Rancho Cordova CFD	5.00%	9/1/2032	NR	1,260	1,297,132
Rancho Cordova CFD	5.00%	9/1/2037	NR	1,250	1,258,338
Rancho Cucamonga CFD—Etiwanda	5.375%	9/1/2036	NR	3,480	3,486,786
Riverside Co Redev Agy—Tax Alloc	6.50%	10/1/2040	A-	2,000	2,229,200
Riverside Co Tax Alloc—Jurupa (NPFGC)	4.75%	10/1/2035	BBB	9,000	8,987,670
San Francisco Redev—Mission Bay South	5.00%	8/1/2029	NR	1,300	1,394,029
San Francisco Redev—Mission Bay South	5.00%	8/1/2031	NR	1,140	1,212,436
San Jose Redev Agy (AMBAC)	4.25%	8/1/2036	BBB	2,300	2,060,961

See Notes to Financial Statements.	91

Schedule of Investments (unaudited)(continued)
HIGH YIELD MUNICIPAL BOND FUND March 31, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Special Tax (continued)
San Jose Redev Agy (AMBAC)	5.00%	8/1/2022	BBB	$565	$586,538
San Jose Redev Agy (AMBAC)	5.00%	8/1/2023	BBB	100	103,611
San Jose Redev Agy (NPFGC)	4.90%	8/1/2033	BBB	655	655,321
San Jose Redev Agy (NPFGC)(FGIC)	5.00%	8/1/2024	BBB	1,010	1,038,391
San Jose Redev Agy (RADIAN)	4.50%	8/1/2035	BBB	1,100	1,060,873
San Mateo CFD—Bay Meadows	5.00%	9/1/2042	NR	2,000	2,016,340
Sparks Loc Impt Dist	6.75%	9/1/2027	NR	1,000	1,025,810
Sparks Tourism Impt Dist†	6.75%	6/15/2028	B2	5,500	5,708,615
Stone Canyon CID(e)	5.70%	4/1/2022	NR	1,485	772,200
Tern Bay CDD(e)	5.375%	5/1/2037	NR	13,145	3,286,250
Village CDD #10	4.50%	5/1/2023	NR	1,575	1,604,358
Village CDD #10	5.00%	5/1/2032	NR	1,000	1,018,450
Village CDD #10	5.125%	5/1/2043	NR	1,750	1,778,507
Westside USD—CFD	5.00%	9/1/2036	NR	2,810	2,690,294
Whispering Springs CDD(e)	5.20%	10/1/2021	NR	2,290	504,533

Total					140,842,935

Tax Revenue 1.32%
Coop Dist Ft Spanish—Hwy 181	9.00%	2/1/2029	NR	2,900	3,491,078
Gtr Wenatchee Regl Events Ctr	5.50%	9/1/2042	NR	3,150	3,322,589
NY UDC—PIT(b)	5.00%	12/15/2025	AAA	3,730	4,300,473
NY UDC—PIT(b)	5.00%	12/15/2026	AAA	5,420	6,248,945
PR Corp Sales Tax	5.50%	8/1/2037	A+	7,510	7,750,695
San Jose Redev Agy (NPFGC)	5.00%	8/1/2026	BBB	260	263,208
Virgin Islands PFA—Gross Tax Rcpts	5.00%	10/1/2032	BBB+	4,000	4,430,000

Total					29,806,988

Tobacco 15.33%
Buckeye Tobacco	5.125%	6/1/2024	B-	50,480	46,417,874
Buckeye Tobacco	5.75%	6/1/2034	B-	19,795	17,682,082
Buckeye Tobacco	5.875%	6/1/2030	B-	13,000	11,779,300
Buckeye Tobacco	5.875%	6/1/2047	B-	10,195	9,183,248
Buckeye Tobacco	6.25%	6/1/2037	B-	13,370	12,547,076
CA Co Tobacco Sec—LA Co	5.45%	6/1/2028	B2	9,830	9,779,081
Childrens Trust Fund Tob Settlement	5.50%	5/15/2039	Baa3	310	313,460
Golden St Tobacco	4.50%	6/1/2027	B	18,000	17,359,020
Golden St Tobacco	5.00%	6/1/2033	B-	31,105	28,758,439
Golden St Tobacco	5.125%	6/1/2047	B-	12,045	10,646,937

92	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
HIGH YIELD MUNICIPAL BOND FUND March 31, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value

Tobacco (continued)
Golden St Tobacco	5.30%	6/1/2037	B-		$7,000	$6,436,920
Golden St Tobacco	5.75%	6/1/2047	B-		10,445	10,037,332
Inland Empire Tobacco	4.625%	6/1/2021	B	(c)	5,235	5,104,439
Inland Empire Tobacco	5.00%	6/1/2021	B	(c)	2,575	2,582,493
MI Tob Settlement	5.125%	6/1/2022	B-		1,230	1,154,060
MI Tob Settlement	5.25%	6/1/2022	B-		4,925	4,491,846
MI Tob Settlement	6.00%	6/1/2034	B-		11,000	10,492,680
MI Tob Settlement	6.00%	6/1/2048	B-		11,600	10,830,804
Nthrn AK Tobacco	5.00%	6/1/2032	B2		5,000	4,583,850
Nthrn AK Tobacco	5.00%	6/1/2046	B2		6,485	5,794,023
Nthrn CA Tobacco	5.50%	6/1/2045	B-		5,265	4,733,340
Sthrn CA Tobacco	5.00%	6/1/2037	BB+		10,120	9,183,799
Sthrn CA Tobacco	5.125%	6/1/2046	B+		3,795	3,343,774
Suffolk Tobacco Asset Sec Corp	5.375%	6/1/2028	BB	(c)	3,000	2,973,690
Tobacco Settlement Auth IA	5.375%	6/1/2038	B+		1,000	961,930
Tobacco Settlement Auth IA	5.60%	6/1/2034	B+		10,760	10,763,013
Tobacco Settlement Auth IA	5.625%	6/1/2046	B+		240	235,210
Tobacco Settlement Fin Corp	4.50%	6/1/2023	B1		4,910	4,909,754
Tobacco Settlement Fin Corp	4.75%	6/1/2034	B2		3,990	3,549,624
Tobacco Settlement Fin Corp	5.00%	6/1/2029	B2		19,590	18,935,302
Tobacco Settlement Fin Corp	5.00%	6/1/2041	B2		40,725	36,853,274
Tobacco Settlement Fin Corp	5.00%	6/1/2047	B2		26,050	22,084,148
TSASC	5.00%	6/1/2034	B		600	544,590
TSASC	5.125%	6/1/2042	B-		2,095	1,854,264

Total						346,900,676

Transportation 4.69%
Burlington Arpt	4.00%	7/1/2028	Ba1		2,750	2,676,300
Dardenne Town Sq Trans Dev Dist	5.00%	5/1/2036	NR		3,110	1,531,084
E470 Pub Hwy Auth	Zero Coupon	9/1/2037	Baa2		5,000	1,428,000
E470 Pub Hwy Auth (NPFGC)	Zero Coupon	9/1/2031	Baa2		25,000	10,420,500
E470 Pub Hwy Auth (NPFGC)	Zero Coupon	9/1/2034	Baa2		5,885	2,035,680
Foothill / Eastern Corridor Toll Rd	Zero Coupon	1/15/2030	BBB-		35,000	12,915,350
Foothill / Eastern Corridor Toll Rd	Zero Coupon	1/15/2033	BBB-		5,000	1,537,500
Foothill / Eastern Corridor Toll Rd	Zero Coupon	1/15/2034	BBB-		25,535	7,375,785
Foothill / Eastern Corridor Toll Rd	Zero Coupon	1/15/2035	BBB-		3,445	937,212
Foothill / Eastern Corridor Toll Rd	Zero Coupon	1/15/2037	BBB-		4,985	1,196,849
Foothill / Eastern Corridor Toll Rd	Zero Coupon	1/15/2038	BBB-		1,000	226,110

See Notes to Financial Statements.	93

Schedule of Investments (unaudited)(continued)
HIGH YIELD MUNICIPAL BOND FUND March 31, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Transportation (continued)
Houston Arpt—Continental
Airlines AMT	6.625%	7/15/2038	B	$2,500	$2,814,050
Mid—Bay Bridge Auth	7.25%	10/1/2034	BBB-	7,500	9,595,725
NJ Trans Trust Fund	6.00%	6/15/2035	A+	2,700	3,284,793
North TX Twy Auth	5.00%	9/1/2028	AA	10,000	11,597,700
Port New Orleans AMT	5.00%	4/1/2030	BBB+	250	274,317
Port New Orleans AMT	5.00%	4/1/2031	BBB+	1,000	1,089,460
Port New Orleans AMT	5.00%	4/1/2033	BBB+	550	594,473
San Joaquin Hills Trsp Corridor	5.00%	1/1/2033	BB-	230	227,705
San Joaquin Hills Trsp Corridor (NPFGC)	Zero Coupon	1/15/2022	Baa2	400	268,272
San Joaquin Hills Trsp Corridor (NPFGC)	5.25%	1/15/2030	Baa2	1,170	1,170,000
San Joaquin Hills Trsp Corridor (NPFGC)	5.375%	1/15/2029	Baa2	835	835,109
Susquehanna Area Regl Arpt AMT	6.50%	1/1/2038	Baa3	7,870	8,787,642
TX Tpk (AMBAC)	Zero Coupon	8/15/2031	A-	24,500	8,317,260
VA Small Bus Fing—95 Express Lanes AMT	5.00%	7/1/2034	BBB-	500	519,705
VA Small Bus Fing—95 Express Lanes AMT	5.00%	1/1/2040	BBB-	5,910	6,065,374
VA Small Bus Fing—Elizabeth River AMT	5.25%	1/1/2032	BBB-	5,000	5,358,850
VA Small Bus Fing—Elizabeth River AMT	5.50%	1/1/2042	BBB-	2,750	2,960,210

Total					106,041,015

Utilities 8.88%
Adelanto Util Sys	6.625%	7/1/2031	NR	11,000	12,164,680
Arborwood CDD	5.50%	5/1/2036	NR	630	635,758
Brazos River Auth—TXU AMT	5.00%	3/1/2041	CC	6,000	381,600
Brazos River Auth—TXU AMT	6.30%	7/1/2032	CC	2,000	145,000
Central Plains—Goldman Sachs	5.00%	9/1/2032	A-	14,500	16,156,915
Compton Water	6.00%	8/1/2039	NR	3,710	3,785,832
Detroit Sewer	5.00%	7/1/2032	A+	2,000	2,161,200
Detroit Water	5.00%	7/1/2036	A+	3,000	3,137,910
Detroit Water	5.00%	7/1/2041	A+	6,550	6,814,227
Detroit Water	5.25%	7/1/2041	A+	5,000	5,376,750
IN Fin Auth—Ohio Vly Elec	5.00%	6/1/2032	BBB-	2,250	2,426,423
IN Fin Auth—Ohio Vly Elec	5.00%	6/1/2039	BBB-	4,575	4,861,441
Lathrop Fin Auth	5.90%	6/1/2027	NR	4,440	4,474,810

94	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
HIGH YIELD MUNICIPAL BOND FUND March 31, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)		Fair Value

Utilities (continued)
Lathrop Fin Auth	6.00%	6/1/2035	NR		$5,940		$5,974,987
Long Island Power Auth	5.00%	9/1/2026	A-		3,500		4,060,805
Maricopa Co Poll Ctl—El Paso Elec	4.50%	8/1/2042	BBB		3,000		3,092,100
Maricopa Co Poll Ctl—El Paso Elec	7.25%	2/1/2040	BBB		3,500		4,127,655
Moraine Ohio Solid Waste Disp AMT	6.75%	7/1/2014	NR		525		53
MSR Energy Auth—Citi	6.50%	11/1/2039	A-		5,350		7,287,609
NJ EDA—UMM Energy AMT	4.75%	6/15/2032	Baa3		730		771,756
NYC Muni Water(b)	5.00%	6/15/2029	AA+		11,000		12,613,755
NYC Muni Water(b)	5.125%	6/15/2030	AA+		1,000		1,146,705
PA Econ Dev—Philadelphia Biosolids	6.25%	1/1/2032	Baa3		1,500		1,729,260
Padre Dam Municipal Water Authority	5.25%	10/1/2034	AA-		5,600		6,216,392
Pima Co IDA—Global Water AMT	5.60%	12/1/2022	NR		2,000		2,122,500
Pima Co IDA—Global Water AMT	5.75%	12/1/2032	NR		5,000		5,103,850
Pima Co IDA—Tucson Elec	4.00%	9/1/2029	BBB-		1,000		997,580
PR Aqueduct & Swr Auth	5.25%	7/1/2042	BB+		7,050		6,432,702
PR Aqueduct & Swr Auth	5.75%	7/1/2037	BB+		6,365		6,298,677
PR Aqueduct & Swr Auth	6.00%	7/1/2047	BB+		2,000		2,015,300
PR Elec Pwr Auth	5.00%	7/1/2029	BBB+		1,500		1,444,950
PR Elec Pwr Auth	5.00%	7/1/2042	BBB+		3,315		3,039,059
Sabine River Auth—TXU AMT	6.45%	6/1/2021	CC		2,000		145,000
Salt Verde Fin Corp—Citi	5.00%	12/1/2037	A-		6,180		6,924,257
San Antonio Elec & Gas(b)	5.25%	2/1/2029	AA		19,375		22,482,581
San Antonio Elec & Gas(b)	5.25%	2/1/2031	AA		6,270		7,275,653
TEAC—Goldman Sachs	5.625%	9/1/2026	BBB	(c)	4,781		5,586,598
TX Muni Gas Acq & Supply—Macquarie	5.00%	12/15/2028	A3		5,000		5,411,000
TX Muni Gas Acq & Supply—Macquarie	5.00%	12/15/2029	A3		5,000		5,361,000
TX Muni Gas Acq & Supply—ML	6.25%	12/15/2026	A-		7,000		9,062,620
Western Genr Agy—Wauna Cogen	5.00%	1/1/2021	NR		255		253,526
Western Genr Agy—Wauna Cogen AMT	5.00%	1/1/2016	NR		1,500		1,520,985

Total							201,021,461

Total Municipal Bonds (cost $2,175,518,331)							2,260,376,738

					Shares (000)

SHORT-TERM INVESTMENTS 0.26%

Money Market Mutual Fund 0.00%
Dreyfus Municipal Cash Management Plus (cost $797)					—	(i)	797

See Notes to Financial Statements.	95

Schedule of Investments (unaudited)(concluded)
HIGH YIELD MUNICIPAL BOND FUND March 31, 2013

Investments	Interest Rate#	Interest Rate Reset Date(d)	Final Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Variable Rate Demand Notes 0.26%

General Obligation 0.19%
NYC GO	0.18%	4/1/2013	8/1/2038	AAA	$2,350	$2,350,000
NYC GO	0.22%	4/1/2013	4/1/2035	AA	2,000	2,000,000

Total						4,350,000

Utilities 0.07%
Las Vegas Valley Water District	0.16%	4/1/2013	6/1/2036	AA+	1,500	1,500,000

Total Variable Rate Demand Notes (cost $5,850,000)						5,850,000

Total Short-Term Investments (cost $5,850,797)						5,850,797

Total Investments in Securities 100.15% (cost $2,181,369,128)						2,266,227,535

Liabilities in Excess of Cash and Other Assets(h) (0.15%)						(3,411,945)

Net Assets 100.00%						$2,262,815,590

Open Futures Contracts at March 31, 2013:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Depreciation

U.S. 10-Year Treasury Note	June 2013	521	Short	$(68,763,859)	$(326,526)
U.S. 30-Year Treasury Bond	June 2013	219	Short	(31,638,656)	(462,332)

Totals				$(100,402,515)	$(788,858)

96	See Notes to Financial Statements.

Schedule of Investments (unaudited)
CALIFORNIA TAX FREE FUND March 31, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

MUNICIPAL BONDS 99.09%

Corporate-Backed 0.55%
CA Co Tobacco Sec—Sonoma Co	5.125%	6/1/2038	B-	$500	$435,350
CA Stwde—So CA Edison	4.50%	9/1/2029	A1	1,000	1,064,080

Total					1,499,430

Education 5.74%
CA Ed Facs—Clg & Univ Fin Prog	5.00%	2/1/2037	Ba1	1,000	933,970
CA Fin Auth—Biola Univ	5.80%	10/1/2028	Baa1	1,085	1,196,354
CA Fin Auth—Emerson Clg	5.75%	1/1/2033	BBB+	1,250	1,492,437
CA Fin Auth—Univ of San Diego	5.00%	10/1/2029	A2	2,225	2,538,947
CA Infra & Econ Dev—Pepperdine Univ	5.00%	11/1/2028	Aa3	1,000	1,124,910
CA Pub Wks—UC Irvine Campus	5.00%	6/1/2027	Aa2	1,250	1,470,812
CA State Univ Sys	5.00%	11/1/2037	Aa2	1,250	1,401,638
CA Stwde—Windrush Sch(e)	5.50%	7/1/2037	NR	1,250	13
Tustin Unified School District	6.00%	8/1/2036	AA	1,500	1,831,830
Univ of California(b)	5.75%	5/15/2031	AA	3,000	3,605,250

Total					15,596,161

General Obligation 22.95%
CA State GO	5.00%	9/1/2021	A1	3,000	3,672,720
CA State GO	5.00%	2/1/2022	A1	3,000	3,659,790
CA State GO	5.00%	9/1/2029	A1	485	554,297
CA State GO	5.00%	2/1/2032	A1	2,000	2,240,560
CA State GO	5.00%	2/1/2033	A1	3,000	3,368,130
CA State GO	5.25%	9/1/2024	A1	5,000	6,024,450
CA State GO	5.25%	10/1/2029	A1	1,500	1,751,730
CA State GO	5.25%	10/1/2032	A1	4,000	4,599,280
CA State GO	5.25%	4/1/2035	A1	3,000	3,421,980
CA State GO	5.50%	11/1/2034	A1	275	324,382
CA State GO	5.50%	3/1/2040	A1	2,000	2,341,240
CA State GO	6.50%	4/1/2033	A1	3,500	4,309,935
CA State GO (CIFG)	4.50%	8/1/2028	A1	1,515	1,619,762
Chabot/Las Positas CCD	5.00%	8/1/2022	Aa3	1,000	1,217,970
Guam GO	7.00%	11/15/2039	B+	390	435,080
Kern HSD	5.00%	8/1/2021	Aa2	1,000	1,233,370
Los Angeles USD	5.00%	7/1/2029	Aa2	2,225	2,565,514
Los Angeles USD (FGIC)	5.00%	7/1/2030	Aa2	2,000	2,210,100

See Notes to Financial Statements.	97

Schedule of Investments (unaudited)(continued)
CALIFORNIA TAX FREE FUND March 31, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value

General Obligation (continued)
Montebello USD (AGM)	5.00%	8/1/2028	AA-		$1,335	$1,484,266
Mount Diablo USD	5.00%	8/1/2025	Aa3		2,000	2,373,380
Oakland USD	6.125%	8/1/2029	NR		1,000	1,108,270
Piedmont USD	5.00%	8/1/2032	AA		955	1,061,387
Piedmont USD	5.00%	8/1/2033	AA		1,070	1,185,956
Piedmont USD	5.00%	8/1/2034	AA		1,200	1,324,968
PR Comwlth GO	5.50%	7/1/2031	BBB-		3,000	2,999,730
San Bernardino CCD	5.75%	8/1/2020	Aa2		750	914,332
San Bernardino CCD	6.25%	8/1/2033	Aa2		1,500	1,797,945
Stockton USD (AGM)	5.00%	7/1/2025	AA-		1,060	1,193,518
West Contra Costa USD	6.00%	8/1/2027	Aa3		1,000	1,340,300

Total						62,334,342

Health Care 13.34%
Abag Fin Auth—Episcopal Senior	5.00%	7/1/2032	BBB		1,060	1,159,184
Abag Fin Auth—Sharp Hlthcare	5.00%	8/1/2022	A+		100	119,866
CA Hlth—Catholic Hlthcare W	5.50%	7/1/2025	A		2,500	2,821,800
CA Hlth—Childrens Hsp Los Angeles	5.00%	11/15/2029	BBB+		1,000	1,107,770
CA Hlth—Childrens Hsp Orange Co	5.25%	11/1/2035	A-		2,000	2,227,560
CA Hlth—Chinese Hsp Assn	5.00%	6/1/2021	A		875	1,040,533
CA Hlth—Chinese Hsp Assn	5.00%	6/1/2025	A		750	860,925
CA Hlth—City of Hope	5.00%	11/15/2025	A+		1,000	1,189,900
CA Hlth—Memorial Hlth	5.00%	10/1/2024	AA-		2,110	2,498,536
CA Hlth—Providence Hlth	6.25%	10/1/2024	AA		1,025	1,237,554
CA Hlth—Rady Childrens Hsp	5.50%	8/15/2033	A2		2,000	2,252,320
CA Hlth—Sutter Hlth	5.50%	8/15/2026	AA-		2,000	2,385,020
CA Stwde—Episcopal Cmntys	5.00%	5/15/2020	A-	(c)	605	696,645
CA Stwde—Episcopal Cmntys	5.00%	5/15/2021	A-	(c)	505	582,376
CA Stwde—Episcopal Cmntys	5.00%	5/15/2024	A-	(c)	300	339,861
CA Stwde—So Cal Presbyterian	7.00%	11/15/2029	BBB-		1,000	1,176,650
CA Stwde—Terraces San Joaquin	6.00%	10/1/2042	NR		500	540,175
Kaweah Delta Hlth Care Dist	5.00%	6/1/2021	A3		2,000	2,336,440
Newport Beach—Hoag Mem Hsp	5.875%	12/1/2030	AA		500	592,555
Palomar Hlth Care Dist COP	5.50%	11/1/2019	Baa3		520	590,751
PR Indl Tourist—Hsp Auxilio Mutuo	6.00%	7/1/2033	A-		2,000	2,206,020
San Buenaventura—Cmnty Mem Hlth	8.00%	12/1/2031	BB		2,000	2,567,040
Turlock Hlth—Emanuel Med Ctr COP	5.50%	10/15/2037	BBB-		2,000	2,155,880
Upland COP—San Antonio Cmnty Hsp	6.00%	1/1/2026	A		2,000	2,360,280

98	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
CALIFORNIA TAX FREE FUND March 31, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value

Health Care (continued)
Whittier Hlth Fac—Presbyterian Intercmnty Hsp	5.75%	6/1/2029	A+		$1,000	$1,170,860

Total						36,216,501

Housing 0.99%
CA Stwde—CHF-Irvine LLC	5.00%	5/15/2038	Baa2		1,000	1,030,460
CA Stwde—CHF-Irvine LLC	5.125%	5/15/2031	Baa2		1,500	1,656,375

Total						2,686,835

Lease Obligations 9.82%
CA Pub Wks—Dept Forestry & Fire	5.00%	11/1/2024	A2		1,550	1,745,192
CA Pub Wks—Judicial Council	5.00%	12/1/2028	A2		1,000	1,114,360
CA Pub Wks—State Prisons	5.75%	10/1/2031	A2		2,000	2,376,700
CA Pub Wks—Various Cap Proj	5.00%	11/1/2021	A2		500	605,840
CA Pub Wks—Various Cap Proj	5.00%	4/1/2026	A2		3,000	3,394,110
CA Pub Wks—Various Cap Proj	5.00%	4/1/2037	A2		2,000	2,167,120
CA Pub Wks—Various Cap Proj	5.375%	11/1/2022	A2		1,000	1,202,250
CA Pub Wks—Various Cap Proj	6.375%	11/1/2034	A2		2,000	2,467,340
Long Beach Bd Fin Auth	5.00%	8/1/2023	A+		1,000	1,180,360
Los Angeles Co Pub Wks	5.00%	8/1/2021	AA-		750	909,615
PR Pub Bldg Auth GTD	6.50%	7/1/2030	BBB-		1,000	1,060,260
Sacramento City Fing Auth (AMBAC)	5.25%	12/1/2023	A		1,500	1,755,135
San Diego PFA—Master Lease	5.25%	9/1/2035	A+		1,220	1,346,538
San Mateo Jt Pwrs Fin Auth	5.25%	7/15/2026	AA+		3,000	3,429,180
Santa Ana USD COP (AGM)	Zero Coupon	4/1/2019	AA-		2,295	1,923,233

Total						26,677,233

Other Revenue 3.20%
CA Fin Auth—Amern Heritage Fndtn	5.25%	6/1/2036	BB-		1,000	882,820
CA Fin Auth—High Tech†	6.00%	7/1/2028	BB	(c)	850	868,275
CA Fin Auth—OCEAA	6.75%	10/1/2028	NR		1,445	1,451,546
CA Infra & Econ Dev—Gladstone Inst	5.25%	10/1/2034	A-		2,000	2,195,160
CA Stwde—Huntington Pk	5.15%	7/1/2030	NR		500	474,750
CA Stwde—Huntington Pk	5.25%	7/1/2042	NR		1,225	1,130,540
Guam Privilege Tax	5.25%	1/1/2036	A		1,500	1,673,445

Total						8,676,536

See Notes to Financial Statements.	99

Schedule of Investments (unaudited)(continued)
CALIFORNIA TAX FREE FUND March 31, 2013

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Special Tax 7.47%
Corona Norco Sch Dist PFA	5.00%		9/1/2021	BBB+	$350	$402,248
Dana Point CFD	5.625%		9/1/2033	NR	535	548,755
Dana Point CFD	5.625%		9/1/2037	NR	915	938,717
Imperial Beach Redev Agy	5.00%		6/1/2030	A	2,000	2,071,660
Inglewood Redev Agy (AMBAC)	5.00%		5/1/2033	BBB+	1,535	1,550,718
Irvine Pub Facs & Infra Auth	4.50%		9/2/2025	BBB+	650	671,288
Lancaster Redev Agy	6.875%		8/1/2034	BBB	1,000	1,130,030
Norco Redev Agy—Proj #1	6.00%		3/1/2036	A	1,120	1,265,006
Poway USD PFA	5.00%		9/15/2024	BBB	280	320,712
Riverside Co Redev Agy—Tax Alloc	6.00%		10/1/2037	BBB	2,000	2,052,100
San Diego Redev Agy—No Pk Redev	7.00%		11/1/2039	A-	1,000	1,182,110
San Francisco Redev—Mission Bay North	6.75%		8/1/2033	A-	500	610,010
San Francisco Redev—Mission Bay North	6.75%		8/1/2041	A-	1,000	1,207,840
San Francisco Redev—Mission Bay South	6.625%		8/1/2039	BBB	1,500	1,727,145
San Mateo CFD—Bay Meadows	5.00%		9/1/2032	NR	600	613,536
Santa Cruz Redev Agy—Live Oak	6.625%		9/1/2029	A	500	585,570
Santa Cruz Redev Agy—Live Oak	7.00%		9/1/2036	A	500	593,070
Union City Redev Agy—Tax Alloc	6.875%		12/1/2033	A	1,500	1,877,895
Westside USD—CFD	5.00%		9/1/2036	NR	985	943,039

Total						20,291,449

Tax Revenue 3.55%
Contra Costa Trsp—Sales Tax	0.506%	#	3/1/2034	AA+	1,000	1,003,850
Guam Ltd Oblig—Section 30 Landfill	5.75%		12/1/2034	BBB+	1,030	1,138,233
Sacramento Trsp Dist	5.00%		3/1/2020	A2	500	588,245
Sacramento Trsp Dist	5.00%		3/1/2023	A2	500	570,990
Sacramento Trsp Dist	5.00%		3/1/2024	A2	500	568,130
San Diego Co Regl Trsp Commn	5.00%		4/1/2025	AAA	1,895	2,310,308
San Joaquin Co Trsp Auth	5.75%		3/1/2028	AA	450	545,382
San Jose Spl Tax—Conv Ctr	6.125%		5/1/2031	A2	1,000	1,194,940
Sonoma Marin Area Rail Rmkt	5.00%		3/1/2029	AA	1,500	1,729,215

Total						9,649,293

Tobacco 7.06%
CA Co Tobacco Sec—LA Co	5.45%		6/1/2028	B2	1,000	994,820
Golden St Tobacco	4.50%		6/1/2027	B	1,000	964,390
Golden St Tobacco	5.00%		6/1/2033	B-	1,070	989,279
Golden St Tobacco	5.00%		6/1/2045	A2	3,000	3,130,290
Golden St Tobacco	5.125%		6/1/2047	B-	3,020	2,669,469

100	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
CALIFORNIA TAX FREE FUND March 31, 2013

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value

Tobacco (continued)
Golden St Tobacco	5.75%		6/1/2047	B-		$1,610	$1,547,162
Golden St Tobacco (AMBAC)	5.00%		6/1/2029	A2		350	352,278
Golden St Tobacco (FGIC)	5.00%		6/1/2035	A2		4,555	4,780,199
Inland Empire Tobacco	4.625%		6/1/2021	B	(c)	855	833,676
Inland Empire Tobacco	5.00%		6/1/2021	B	(c)	945	947,750
Sthrn CA Tobacco	5.00%		6/1/2037	BB+		2,175	1,973,791

Total							19,183,104

Transportation 8.71%
Alameda Corridor Trsp Auth	5.00%		10/1/2021	A-		800	968,552
Bay Area Toll Auth	0.82%	#	4/1/2047	AA		1,000	1,001,140
Bay Area Toll Auth	5.00%		10/1/2033	A+		2,905	3,269,519
Foothill / Eastern Corridor Toll Rd	5.80%		1/15/2020	BBB-		2,000	2,062,940
Los Angeles Dept Arpts—LAX	5.00%		5/15/2035	AA		5,000	5,615,950
Los Angeles Dept Arpts—LAX AMT	5.00%		5/15/2021	AA		1,325	1,597,182
Port Oakland AMT	5.00%		5/1/2021	A+		1,000	1,186,640
Port Oakland AMT	5.125%		5/1/2031	A+		1,250	1,370,613
San Diego Co Regl Arpt Auth AMT	5.00%		7/1/2022	A+		1,705	2,051,695
San Francisco Arpt	4.00%		5/1/2023	A+		1,010	1,151,935
San Francisco Arpt AMT	5.00%		5/1/2027	A+		1,430	1,607,577
San Jose Arpt AMT	6.25%		3/1/2034	A2		1,500	1,762,455

Total							23,646,198

Utilities 15.71%
Adelanto Util Sys	6.625%		7/1/2031	NR		1,000	1,105,880
Burbank Water & Pwr Elec	5.00%		6/1/2023	AA-		2,000	2,324,480
CA Dept Wtr Res Wtr—Central Valley	5.00%		12/1/2026	AAA		2,000	2,343,100
Chino Basin Desalter Auth (AG)	5.00%		6/1/2027	AA-		2,000	2,279,080
Chula Vista IDR—San Diego G & E Rmkt	5.875%		1/1/2034	Aa3		1,000	1,195,990
Dublin San Ramon Svcs Dist Wtr	5.25%		8/1/2029	AA-		1,250	1,480,288
El Dorado Irrigation Dist (AGM)	5.00%		3/1/2025	AA-		750	867,780
Guam Pwr Auth	5.00%		10/1/2034	BBB		675	728,440
Lathrop Fin Auth	6.00%		6/1/2035	NR		2,075	2,087,222
Long Beach Nat Gas—ML	1.624%	#	11/15/2026	A-		1,000	886,110
Long Beach Nat Gas—ML	5.25%		11/15/2020	A-		1,505	1,748,449
Los Angeles DEWAP—Pwr Sys	5.00%		7/1/2026	AA-		2,000	2,384,860
Modesto Irrigation Dist	5.00%		7/1/2021	A+		750	914,475
MSR Energy Auth—Citi	7.00%		11/1/2034	A-		1,000	1,400,070
Northern CA Pwr—Geothermal #3	5.50%		7/1/2022	A1		1,985	2,298,630

See Notes to Financial Statements.	101

Schedule of Investments (unaudited)(concluded)
CALIFORNIA TAX FREE FUND March 31, 2013

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)		Fair Value

Utilities (continued)
Northern CA Pwr—Hydroelec #1 (AG)	5.00%		7/1/2024	AA-	$1,770		$2,050,279
Northern CA Pwr—Morgan Stanley	0.926%	#	7/1/2027	A-	1,000		856,730
PR Aqueduct & Swr Auth	5.75%		7/1/2037	BB+	2,100		2,078,118
PR Elec Pwr Auth	5.00%		7/1/2029	BBB+	750		722,475
Riverside Elec (AGM)	5.00%		10/1/2027	AA-	1,000		1,118,340
Rowland Water Dist COP	6.50%		12/1/2035	AA-	1,500		1,764,570
Sacramento Co Santn Dist (FGIC)	5.25%		12/1/2023	AA	1,500		1,887,105
Santa Maria Wtr & Wastewtr	5.00%		2/1/2027	A	2,000		2,232,480
Santa Rosa Wastewtr	5.00%		9/1/2025	Aa3	2,025		2,420,887
Southern CA Pub Pwr Auth—Nat Gas	5.00%		11/1/2033	Baa1	2,000		2,278,620
Southern CA Pub Pwr Auth—So Transmn	5.00%		7/1/2020	AA-	1,000		1,193,750

Total							42,648,208

Total Municipal Bonds (cost $245,651,407)							269,105,290

					Shares (000)

SHORT-TERM INVESTMENTS 0.19%

Money Market Mutual Fund 0.00%
Dreyfus General CA Municipal (cost $26)					—	(i)	26

	Interest Rate#	Interest Rate Reset Date(d)	Final Maturity Date		Principal Amount (000)

Variable Rate Demand Notes 0.19%

Other Revenue
CA Infra & Econ Dev—LA Co Museum (cost $500,000)	0.10%	4/1/2013	9/1/2037	Aa1	$500	500,000

Total Short-Term Investments 0.19% (cost $500,026)						500,026

Total Investments in Securities 99.28% (cost $246,151,433)						269,605,316

Cash and Other Assets in Excess of Liabilities(h) 0.72%						1,961,791

Net Assets 100.00%						$271,567,107

Open Futures Contracts at March 31, 2013:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Depreciation

U.S. 10-Year Treasury Note	June 2013	52	Short	$(6,863,188)	$(32,590)
U.S. 30-Year Treasury Bond	June 2013	53	Short	(7,656,844)	(111,889)

Totals				$(14,520,032)	$(144,479)

102	See Notes to Financial Statements.

Schedule of Investments (unaudited)
NEW JERSEY TAX FREE FUND March 31, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

MUNICIPAL BONDS 98.38%

Corporate-Backed 3.82%
Bayonne Redev—Royal Caribbean AMT	5.375%	11/1/2035	BB	$1,305	$1,312,738
NJ EDA—Continental Airlines AMT	5.25%	9/15/2029	B	2,000	2,065,680
NJ EDA—Continental Airlines AMT	5.50%	4/1/2028	B	320	320,717
NJ EDA—Glimcher Pptys AMT	6.00%	11/1/2028	NR	1,085	1,085,011
PR Ports Auth—American Airlines AMT(e)	6.25%	6/1/2026	NR	1,000	1,096,360

Total					5,880,506

Education 10.24%
NJ Ed Facs—Clg of NJ (AGM)	5.00%	7/1/2028	AA-	1,000	1,116,390
NJ Ed Facs—Kean Univ	5.25%	9/1/2029	A2	1,750	2,001,073
NJ Ed Facs—Montclair State Univ	5.00%	7/1/2029	A1	1,000	1,114,320
NJ Ed Facs—Ramapo Clg	4.00%	7/1/2024	A	1,035	1,122,333
NJ Ed Facs—Rider Univ	5.00%	7/1/2032	BBB+	500	551,775
NJ Ed Facs—Rider Univ	5.00%	7/1/2037	BBB+	500	537,700
NJ Ed Facs—Rowan Univ	5.00%	7/1/2022	A+	425	495,435
NJ Ed Facs—Rowan Univ (AG)	5.00%	7/1/2027	AA-	1,000	1,119,000
NJ Ed Facs—Seton Hall Univ	6.00%	7/1/2028	A	2,450	2,839,869
NJ Ed Facs—Univ Med & Dent	7.50%	12/1/2032	Baa1	1,000	1,243,720
NJ Higher Ed Assistance Auth AMT	4.125%	12/1/2024	AA	1,250	1,308,300
NJ Inst of Tech	5.00%	7/1/2032	A+	500	578,005
Rutgers State Univ	5.00%	5/1/2031	AA	1,500	1,713,840

Total					15,741,760

General Obligation 10.56%
Atlantic City Brd Ed (AGM)	5.00%	4/1/2022	AA-	1,150	1,322,097
Atlantic City GO (AGM)	4.00%	11/1/2023	AA-	1,000	1,081,830
Cherry Hill Twp GO	4.50%	8/15/2023	Aa2	750	902,167
Guam GO	7.00%	11/15/2039	B+	140	156,183
Hudson Co Impt—Lease Revenue GTD	5.00%	4/1/2023	Aa3	545	644,506
Hudson Co Impt Auth—Solid Waste GTD	5.75%	1/1/2035	Aa3	1,840	2,133,388
Irvington Twp GO	5.00%	1/1/2021	A1	1,410	1,605,313
Monroe Twp Brd Ed	5.00%	8/1/2025	AA-	840	1,016,837
New Brunswick GO	5.00%	10/1/2023	AA-	1,000	1,177,370
NJ State GO	5.00%	8/15/2020	AA-	1,000	1,232,240
Northern Mariana Islands Comwlth	5.00%	10/1/2033	NR	1,000	794,130
Paterson GO (AGM)	5.00%	6/15/2020	A1	900	1,005,426

See Notes to Financial Statements.	103

Schedule of Investments (unaudited)(continued)
NEW JERSEY TAX FREE FUND March 31, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value

General Obligation (continued)
PR Comwlth GO	5.375%	7/1/2030	BBB-		$1,000	$997,130
Rahway GO (AGM)	4.125%	12/15/2026	A1		5	5,253
Union Co Util Auth—Covanta GTD AMT	4.75%	12/1/2031	AA+		1,000	1,057,550
Woodbridge Twp Sewer Utility	4.00%	7/1/2024	AA-		1,020	1,117,390

Total						16,248,810

Health Care 14.17%
Burlington Co—Evergreens	5.625%	1/1/2038	NR		1,000	1,031,980
NJ EDA—Lutheran Social Ministries	5.00%	6/1/2015	BBB-	(c)	385	402,545
NJ EDA—Seabrook Vlg	5.25%	11/15/2036	NR		1,000	1,028,080
NJ EDA—Seashore Gardens	5.375%	11/1/2036	NR		1,000	963,100
NJ Hlth—AHS Hsp Corp	5.00%	7/1/2027	A1		2,000	2,128,680
NJ Hlth—AHS Hsp Corp	6.00%	7/1/2037	A1		650	789,867
NJ Hlth—Barnabas Hlth	5.00%	7/1/2023	BBB+		1,605	1,887,913
NJ Hlth—Barnabas Hlth	5.625%	7/1/2032	BBB+		925	1,047,664
NJ Hlth—Barnabas Hlth	5.625%	7/1/2037	BBB+		875	984,428
NJ Hlth—Catholic Hlth E	4.75%	11/15/2029	A		625	665,625
NJ Hlth—Chilton Mem Hsp	5.75%	7/1/2039	BBB+		2,000	2,231,320
NJ Hlth—Kennedy Hlth Sys	5.00%	7/1/2037	A3		500	537,090
NJ Hlth—Kennedy Hlth Sys	5.00%	7/1/2042	A3		500	531,535
NJ Hlth—St Josephs Hlth	6.625%	7/1/2038	BBB-		2,000	2,304,200
NJ Hlth—Trinitas Hsp	5.25%	7/1/2030	BBB-		1,000	1,065,970
NJ Hlth—Virtua Hlth	5.75%	7/1/2033	A+		2,500	2,768,575
PR Indl Tourist—Ascension Hlth	6.125%	11/15/2025	AA+		415	416,548
PR Indl Tourist—Ascension Hlth	6.125%	11/15/2030	AA+		1,000	1,003,650

Total						21,788,770

Housing 1.48%
NJ EDA—Montclair St Std Hsg	5.75%	6/1/2031	Baa3		1,000	1,139,340
NJ EDA—Montclair St Std Hsg	5.875%	6/1/2042	Baa3		1,000	1,129,640

Total						2,268,980

Lease Obligations 22.79%
Essex Co Impt Auth—Newark	6.25%	11/1/2030	Baa1		1,250	1,443,825
Gloucester Co Impt Auth GTD	5.00%	4/1/2028	AA+		1,750	1,994,790
Middlesex Co COP	5.00%	10/15/2026	AA+		1,265	1,510,423
Newark Hsg—Police Fac (AG)	6.75%	12/1/2038	A3		750	923,722

104	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
NEW JERSEY TAX FREE FUND March 31, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Lease Obligations (continued)
NJ EDA—Sch Facs	5.00%	3/1/2022	A+	$2,000	$2,418,480
NJ EDA—Sch Facs	5.00%	9/1/2033	A+	1,020	1,120,103
NJ EDA—Sch Facs	5.00%	3/1/2035	A+	2,000	2,248,960
NJ EDA—Sch Facs	5.25%	9/1/2025	A+	565	666,559
NJ EDA—Sch Facs	5.25%	9/1/2026	A+	755	884,845
NJ EDA—Sch Facs	5.50%	12/15/2029	A+	1,275	1,477,495
NJ EDA—Sch Facs (AMBAC)	5.50%	9/1/2024	A+	1,000	1,266,630
NJ EDA—Seeing Eye	5.00%	6/1/2032	A	1,250	1,411,500
NJ Hlth—Hsp Asset Trans	5.00%	10/1/2028	A+	3,800	4,253,796
NJ Hlth—Hsp Asset Trans	5.75%	10/1/2031	A+	1,400	1,648,234
NJ State COP—Equip Lease COP	5.25%	6/15/2029	A+	1,000	1,117,990
NJ Trans Trust Fund	Zero Coupon	12/15/2031	A+	5,000	2,167,550
NJ Trans Trust Fund	Zero Coupon	12/15/2038	A+	5,000	1,430,150
NJ Trans Trust Fund	5.00%	6/15/2022	A+	1,500	1,825,710
NJ Trans Trust Fund TCRS (AMBAC)	5.25%	12/15/2022	A+	1,620	2,006,289
North Hudson Sewerage Auth	5.00%	6/1/2028	A-	1,000	1,147,040
PR Infra Fin Auth—Mepsi Campus	6.50%	10/1/2037	NR	1,000	1,036,130
PR Pub Bldg Auth GTD	6.50%	7/1/2030	BBB-	1,000	1,060,260

Total					35,060,481

Other Revenue 0.81%
Guam Privilege Tax	5.25%	1/1/2036	A	1,000	1,115,630
Middlesex Co Impt Auth—Heldrich Ctr(e)	6.25%	1/1/2037	NR	1,300	130,000

Total					1,245,630

Special Tax 0.89%
NJ EDA—Kapkowski Rd Landfill	5.75%	10/1/2021	Ba2	500	547,780
NJ EDA—Kapkowski Rd Landfill	6.50%	4/1/2028	Ba2	675	821,063

Total					1,368,843

Tax Revenue 7.31%
Garden St Preservation Trust (AGM)	5.75%	11/1/2028	AAA	3,155	4,104,529
Guam Ltd Oblig—Section 30 Landfill	5.75%	12/1/2034	BBB+	375	414,405
NJ EDA—Cigarette Tax	4.25%	6/15/2027	BBB+	500	530,065
NJ EDA—Cigarette Tax	5.00%	6/15/2024	BBB+	1,000	1,152,760
NJ EDA—Cigarette Tax	5.00%	6/15/2025	BBB+	140	160,059
PR Corp Sales Tax	5.00%	8/1/2035	A+	2,500	2,524,275
PR Corp Sales Tax	5.25%	8/1/2027	A+	1,020	1,094,134

See Notes to Financial Statements.	105

Schedule of Investments (unaudited)(continued)
NEW JERSEY TAX FREE FUND March 31, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Tax Revenue (continued)
Virgin Islands PFA—Matching Fund	5.00%	10/1/2029	BBB	$650	$711,990
Virgin Islands PFA—Matching Fund	5.25%	10/1/2029	Baa2	500	557,590

Total					11,249,807

Tobacco 5.71%
NJ EDA—Cigarette Tax	5.00%	6/15/2026	BBB+	1,520	1,726,112
Tobacco Settlement Fin Corp	4.50%	6/1/2023	B1	2,220	2,219,889
Tobacco Settlement Fin Corp	4.625%	6/1/2026	B1	2,085	2,031,707
Tobacco Settlement Fin Corp	4.75%	6/1/2034	B2	3,155	2,806,783

Total					8,784,491

Transportation 12.35%
Delaware River & Bay Auth	5.00%	1/1/2042	A1	1,000	1,133,490
Delaware River Jt Toll Brdg Commn	4.00%	7/1/2026	A2	500	541,350
Delaware River Jt Toll Brdg Commn	4.00%	7/1/2027	A2	1,000	1,073,490
Delaware River Port Auth	5.00%	1/1/2022	BBB-	1,250	1,455,713
Hudson Co Impt—Harrison Pkg GTD (AG)	5.125%	1/1/2031	AA-	1,500	1,660,305
NJ Tpk Auth(a)	5.00%	1/1/2021	A+	230	279,639
NJ Tpk Auth	5.00%	1/1/2028	A+	1,000	1,146,010
NJ Tpk Auth	5.00%	1/1/2035	A+	275	305,390
NJ Tpk Auth (AGM)	5.25%	1/1/2028	AA-	2,000	2,468,180
NJ Trans Trust Fund	5.25%	12/15/2020	A+	1,210	1,490,284
NJ Trans Trust Fund	6.00%	6/15/2035	A+	2,000	2,433,180
Port Auth NY & NJ	4.75%	11/1/2036	AA-	1,000	1,094,220
Port Auth NY & NJ AMT	5.75%	11/1/2030	AA-	1,000	1,151,480
South Jersey Port Corp—Marine
Terminal AMT	4.00%	1/1/2021	A1	1,000	1,075,780
South Jersey Trans Auth	5.00%	11/1/2029	A-	1,500	1,690,830

Total					18,999,341

Utilities 8.25%
Essex Co Utils Auth Solid Waste (AG)	5.00%	4/1/2020	Aa2	1,000	1,135,390
Guam Pwr Auth	5.00%	10/1/2034	BBB	400	431,668
NJ EDA—UMM Energy AMT	4.75%	6/15/2032	Baa3	1,000	1,057,200
NJ Env Infra Trust	5.00%	9/1/2021	AAA	1,795	2,268,647
Passaic Valley Swr Sys (NPFGC)(FGIC)	2.50%	12/1/2032	A2	525	403,368
PR Aqueduct & Swr Auth	5.75%	7/1/2037	BB+	1,000	989,580
PR Elec Pwr Auth	5.00%	7/1/2028	BBB+	1,000	970,850

106	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)
NEW JERSEY TAX FREE FUND March 31, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)		Fair Value

Utilities (continued)
PR Elec Pwr Auth	5.25%	7/1/2040	BBB+	$1,000		$956,670
PR Elec Pwr Auth	5.75%	7/1/2036	BBB+	1,000		1,021,260
Salem Co Poll Ctl—Atlantic City Elec	4.875%	6/1/2029	A	2,210		2,416,922
Virgin Islands Water & Pwr	5.00%	7/1/2031	Baa3	1,000		1,036,640

Total						12,688,195

Total Municipal Bonds (cost $141,187,695)						151,325,614

				Shares (000)

SHORT-TERM INVESTMENT 0.00%

Money Market Mutual Fund
Dreyfus NJ Municipal Cash Management (cost $5)				—	(i)	5

Total Investments in Securities 98.38% (cost $141,187,700)						151,325,619

Cash and Other Assets in Excess of Liabilities(h) 1.62%						2,488,230

Net Assets 100.00%						$153,813,849

Open Futures Contracts at March 31, 2013:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Depreciation

U.S. 10-Year Treasury Note	June 2013	32	Short	$(4,223,500)	$(20,056)
U.S. 30-Year Treasury Bond	June 2013	23	Short	(3,322,781)	(48,555)

Totals				$(7,546,281)	$(68,611)

See Notes to Financial Statements.	107

Schedule of Investments (unaudited)
NEW YORK TAX FREE FUND March 31, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

MUNICIPAL BONDS 100.30%

Corporate-Backed 6.75%
Broome Co IDA—University Plaza (ACA)	5.10%	8/1/2036	NR	$500	$476,375
Broome Co IDA—University Plaza (ACA)	5.20%	8/1/2030	NR	750	736,508
Broome Co IDA—University Plaza (ACA)	5.20%	8/1/2036	NR	1,000	965,860
Essex Co IDA—Intl Paper AMT	4.60%	12/1/2030	BBB	1,400	1,400,266
Liberty Dev Corp—Goldman Sachs	5.25%	10/1/2035	A-	1,750	2,049,530
Niagara Area Dev Corp—Covanta	4.00%	11/1/2024	Ba2	500	514,745
Niagara Area Dev Corp—Covanta AMT	5.25%	11/1/2042	Ba2	500	515,550
NY Liberty Dev Corp—7 WTC	5.00%	9/15/2040	Aaa	2,000	2,269,880
NY Liberty Dev Corp—B of A Tower	5.625%	7/15/2047	AA	1,600	1,827,488
NYC Cap Res—Arthur Mgmt	7.00%	8/1/2025	NR	1,500	1,625,580
NYC IDA—British Airways AMT	5.25%	12/1/2032	BB	2,265	2,270,662
NYC IDA—InterActive Corp	5.00%	9/1/2035	BBB	1,315	1,370,717
NYC IDA—Jetblue AMT	5.125%	5/15/2030	B-	3,350	3,329,062
NYC IDA—TRIPS AMT	5.00%	7/1/2028	BBB-	1,750	1,889,633
NYC IDA—Yankee Stadium (FGIC)	4.50%	3/1/2039	BBB	150	153,567
Syracuse IDA—Carousel Ctr AMT (XLCA)	5.00%	1/1/2036	BBB-	5,000	5,103,900

Total					26,499,323

Education 15.13%
Buffalo & Erie IDC—Buffalo State College	5.75%	10/1/2026	A+	1,350	1,624,914
Cattaraugus Co IDA—St Bonaventure Univ	5.00%	5/1/2023	BBB-	500	528,425
Cattaraugus Co IDA—St Bonaventure Univ	5.10%	5/1/2031	BBB-	1,075	1,112,991
Dutchess Co LDC—Anderson Ctr	6.00%	10/1/2030	BB+	1,000	1,078,700
Hempstead Town LDC—Adelphi Univ	5.00%	6/1/2031	A	610	663,149
Monroe Co IDC—Univ of Rochester	5.00%	7/1/2036	AA-	3,500	3,915,520
Niagara Area Dev Corp—Niagara Univ	5.00%	5/1/2035	BBB+	500	553,375
Niagara Area Dev Corp—Niagara Univ	5.00%	5/1/2042	BBB+	1,200	1,315,440
NY Dorm—Brooklyn Law School	5.00%	7/1/2024	BBB+	1,000	1,170,060
NY Dorm—Brooklyn Law School	5.00%	7/1/2025	BBB+	1,000	1,161,250
NY Dorm—Brooklyn Law School	5.00%	7/1/2027	BBB+	500	573,230
NY Dorm—Cornell Univ	5.00%	7/1/2040	Aa1	2,000	2,271,160
NY Dorm—Culinary Inst of Amr	5.00%	7/1/2028	Baa2	500	556,685
NY Dorm—Culinary Inst of Amr	5.00%	7/1/2034	Baa2	350	380,188
NY Dorm—CUNY	5.00%	7/1/2027	AA-	1,500	1,699,755
NY Dorm—Fordham University	5.25%	7/1/2031	A	2,275	2,610,494
NY Dorm—Long Island Univ	5.00%	9/1/2026	BBB-	1,000	1,121,070

108	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
NEW YORK TAX FREE FUND March 31, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Education (continued)
NY Dorm—NYU	5.25%	7/1/2034	AA-	$8,000	$9,395,680
NY Dorm—Pace Univ	4.00%	5/1/2022	BBB-	500	543,195
NY Dorm—Pace Univ	5.00%	5/1/2023	BBB-	500	584,035
NY Dorm—Rochester Inst Tech	4.25%	7/1/2032	A1	1,500	1,551,930
NY Dorm—Rochester Inst Tech	6.25%	7/1/2029	A1	2,750	3,505,205
NY Dorm—Rockefeller Univ	5.00%	7/1/2038	AA+	2,155	2,502,494
NY Dorm—SUNY	5.00%	7/1/2035	Aa2	1,750	1,977,955
NY Dorm—SUNY	5.00%	7/1/2042	Aa2	1,000	1,124,270
NY Dorm—Teachers Clg	5.375%	3/1/2029	A1	1,025	1,138,918
NY Dorm—Yeshiva Univ	5.00%	11/1/2040	A+	2,475	2,717,203
NYC IDA—Polytechnic Univ (ACA)	5.25%	11/1/2037	BBB-	4,295	4,625,328
NYC IDA—Vaughn Clg	5.00%	12/1/2031	BB+	1,510	1,583,945
Onondaga CDC—Upstate Prop Dev	5.50%	12/1/2031	A+	1,000	1,135,470
Onondaga Co Cultural—Syracuse Univ	5.00%	12/1/2036	Aa3	500	563,560
St Lawrence IDA—Clarkson Univ	6.00%	9/1/2034	A3	1,575	1,854,673
Troy IDA—Rensselaer Poly	5.00%	9/1/2030	A-	1,000	1,117,900
Yonkers IDA—Sarah Lawrence Clg	6.00%	6/1/2029	BBB	1,000	1,149,370

Total					59,407,537

General Obligation 8.54%
Guam GO	7.00%	11/15/2039	B+	280	312,365
Nassau Co GO Rmkt	5.00%	12/1/2017	A+	2,010	2,364,202
Northern Mariana Islands Comwlth	5.00%	10/1/2033	NR	2,000	1,588,260
NYC GO	5.00%	8/1/2019	AA	1,045	1,269,205
NYC GO	5.00%	8/1/2021	AA	1,070	1,295,064
NYC GO	5.00%	4/1/2022	AA	2,500	3,096,025
NYC GO	5.00%	8/1/2022	AA	1,500	1,863,840
NYC GO	5.00%	8/1/2023	AA	2,405	2,944,995
NYC GO	5.00%	8/1/2023	AA	1,895	2,249,403
NYC GO	5.00%	10/1/2024	AA	1,500	1,799,355
NYC GO	5.00%	8/1/2025	AA	2,500	3,003,225
NYC GO	5.00%	8/1/2026	AA	1,500	1,785,480
NYC GO	5.00%	8/1/2027	AA	1,385	1,634,799
NYC GO	5.00%	10/1/2034	AA	1,500	1,720,890
PR Comwlth GO	5.375%	7/1/2030	BBB-	3,500	3,489,955
Yonkers City	5.00%	10/1/2020	BBB+	2,680	3,143,291

Total					33,560,354

See Notes to Financial Statements.	109

Schedule of Investments (unaudited)(continued)
NEW YORK TAX FREE FUND March 31, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value

Health Care 10.95%
Albany IDA—St Peters Hsp	5.25%	11/15/2027	A3		$1,500	$1,669,065
Albany IDA—St Peters Hsp	5.50%	11/15/2027	A3		1,000	1,123,050
Chautauqua Co—Woman’s Christian Assn	8.00%	11/15/2030	NR		1,000	1,081,230
East Rochester Hsg—Woodland Vlg	5.50%	8/1/2033	NR		1,700	1,726,486
Genesee Co IDA—United Mem Med Ctr	5.00%	12/1/2032	NR		1,000	991,280
Madison Co IDA—Oneida Hlth	5.25%	2/1/2027	BBB-		750	768,465
Madison Co IDA—Oneida Hlth	5.50%	2/1/2032	BBB-		750	769,425
Nassau Co LEAC—S Nassau Cmntys Hsp	5.00%	7/1/2027	A3		1,000	1,098,480
Nassau Co LEAC—Winthrop Univ Hsp	5.00%	7/1/2032	Baa1		2,000	2,213,440
NY Dorm—Catholic Hlth	5.00%	7/1/2032	BBB+		500	543,125
NY Dorm—Mem Sloan Kettering	4.375%	7/1/2034	AA-		2,500	2,692,750
NY Dorm—Miriam Osborn Mem Home	5.00%	7/1/2042	A-	(c)	750	795,293
NY Dorm—Mt Sinai Hsp	5.00%	7/1/2026	A2		5,550	6,279,270
NY Dorm—North Shore LI Jewish	5.00%	5/1/2022	A-		1,215	1,433,955
NY Dorm—North Shore LI Jewish	5.25%	5/1/2034	A-		1,000	1,151,030
NY Dorm—NYU Hsps Ctr	5.75%	7/1/2031	A-		1,500	1,743,390
NY Dorm—Orange Regl Med	6.125%	12/1/2029	Ba1		2,000	2,230,420
NY Dorm—United Cerebral Palsy (AMBAC)	5.75%	7/1/2018	NR		1,000	1,003,940
NYC Hlth & Hsp Corp	5.00%	2/15/2021	Aa3		1,000	1,214,100
NYC Hlth & Hsp Corp	5.00%	2/15/2025	Aa3		1,550	1,769,945
NYC Hlth & Hsp Corp	5.50%	2/15/2023	Aa3		1,090	1,259,473
Onondaga CDC—St Josephs Hsp	5.00%	7/1/2042	BB+		1,000	1,028,260
St Lawrence Co IDR—John Noble Hsp	6.25%	10/1/2040	NR		1,500	1,611,150
Suffolk Co IDA—Catholic Hlth Long Island	5.00%	7/1/2028	A-		1,000	1,108,830
Suffolk Co IDA—Eastern LI Hsp Assn†	5.375%	1/1/2027	NR		1,105	1,113,652
Suffolk Co IDA—Eastern LI Hsp Assn†	5.50%	1/1/2037	NR		1,000	1,002,250
Ulster Co IDA—Kingston Lvg Ctr	6.00%	9/15/2027	NR		3,000	2,033,310
Westchester Co Hlth Care	6.00%	11/1/2030	A3		850	1,006,493
Westchester Co LDC—Kendal Hudson(a)	5.00%	1/1/2034	BBB	(c)	500	538,320

Total						42,999,877

Housing 0.59%
NY Mtg Agy—Homeowner Mtg AMT	4.875%	10/1/2030	Aa1		2,255	2,311,262

Lease Obligations 12.11%
Erie Co IDA—Buffalo Sch Dist	5.00%	5/1/2023	AA-		1,000	1,173,830
Erie Co IDA—Buffalo Sch Dist	5.25%	5/1/2030	AA-		2,575	2,928,444

110	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
NEW YORK TAX FREE FUND March 31, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Lease Obligations (continued)
Erie Co IDA—Buffalo Sch Dist	5.25%	5/1/2032	AA-	$1,000	$1,129,690
Monroe Co IDA—Rochester Schools	5.00%	5/1/2021	AA-	4,000	4,831,240
NY Dorm—Court Facs	Zero Coupon	8/1/2021	AA+	3,265	2,791,575
NY Dorm—Master BOCES	5.50%	8/15/2026	Aa3	1,560	1,842,828
NY Dorm—NY Downtown Hospital	5.00%	2/15/2022	AA-	1,000	1,199,620
NY Dorm—Oneida	5.25%	8/15/2028	Aa3	3,375	3,898,834
NY Dorm—State Univ—Third Resolution	5.00%	5/15/2026	AA-	2,840	3,357,107
NY Liberty Dev Corp—4 WTC	5.00%	11/15/2031	A+	1,000	1,126,560
NY UDC	5.70%	4/1/2020	AA-	4,150	4,972,364
NYC IDA—Stock Exchange	4.75%	5/1/2029	AA-	2,500	2,699,525
NYC IDA—USTA National Tennis Ctr (AGM)	5.00%	11/15/2023	AA-	1,830	2,006,357
NYC TFA—Bldg Aid	5.00%	7/15/2022	AA-	2,000	2,450,720
NYC TFA—Bldg Aid	5.00%	7/15/2024	AA-	1,000	1,205,020
NYC TFA—Bldg Aid	5.00%	7/15/2025	AA-	1,500	1,792,440
NYC TFA—Bldg Aid	5.00%	7/15/2025	AA-	2,840	3,351,853
NYC TFA—Bldg Aid	5.00%	7/15/2027	AA-	1,425	1,650,706
PR Infra Fin Auth—Mepsi Campus	6.50%	10/1/2037	NR	1,000	1,036,130
PR Pub Bldg Auth GTD	6.50%	7/1/2030	BBB-	2,000	2,120,520

Total					47,565,363

Other Revenue 6.41%
Brooklyn Arena LDC—Barclays Ctr	6.25%	7/15/2040	BBB-	3,000	3,594,240
Brooklyn Arena LDC—Barclays Ctr	6.50%	7/15/2030	BBB-	1,550	1,894,487
Build NYC Res Corp—YMCA	5.00%	8/1/2042	A-	1,265	1,396,813
NY Dorm—NYSARC Inc	5.125%	7/1/2030	Aa3	2,385	2,655,197
NY Dorm—SUNY	5.00%	7/1/2037	Aa2	1,000	1,135,300
NYC Cultural—Lincoln Ctr	5.75%	12/1/2018	A+	1,500	1,814,805
NYC Cultural—Museum Modern Art	5.00%	4/1/2031	AA	4,500	5,211,810
NYC Cultural—Whitney Museum	5.00%	7/1/2031	A	2,000	2,223,360
NYC Cultural—Wildlife Conservation Society	5.00%	8/1/2033	AA-	2,000	2,354,840
NYS Muni Bd Bk—Lease	5.00%	12/1/2022	AA-	1,410	1,740,828
Yonkers EDC—Charter Sch Ed Excellence	6.25%	10/15/2040	BB	1,100	1,157,915

Total					25,179,595

Special Tax 0.55%
NYC IDA—Queens Stadium (AMBAC)	5.00%	1/1/2031	Ba1	2,075	2,147,106

See Notes to Financial Statements.	111

Schedule of Investments (unaudited)(continued)
NEW YORK TAX FREE FUND March 31, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value

Tax Revenue 12.00%
Guam Ltd Oblig—Section 30 Landfill	5.75%	12/1/2034	BBB+		$755	$834,335
Hudson Yards	5.75%	2/15/2047	A		2,650	3,088,495
MTA NY—Dedicated Tax	5.00%	11/15/2022	AA		1,000	1,253,290
MTA NY—Dedicated Tax	5.00%	11/15/2034	AA		2,125	2,379,618
NY Dorm—PIT	5.00%	8/15/2021	AAA		1,110	1,381,795
NY Dorm—PIT	5.00%	12/15/2025	AAA		2,740	3,324,058
NY Twy Auth—PIT	5.00%	3/15/2023	AAA		2,000	2,404,760
NY Twy Auth—PIT	5.00%	3/15/2024	AAA		500	593,970
NY UDC—PIT(b)	5.00%	12/15/2025	AAA		3,290	3,796,084
NY UDC—PIT(b)	5.00%	12/15/2026	AAA		4,790	5,526,821
NY UDC—PIT	5.00%	12/15/2028	AAA		4,785	5,616,537
NYC TFA—Future Tax	4.00%	11/1/2022	AAA		1,000	1,165,940
NYC TFA—Future Tax	5.00%	11/1/2021	AAA		575	698,033
NYC TFA—Future Tax	5.00%	11/1/2021	AAA		1,500	1,870,470
NYC TFA—Future Tax(a)	5.00%	2/1/2022	AAA		2,000	2,485,120
NYC TFA—Future Tax	5.00%	11/1/2023	AAA		1,000	1,243,530
NYC TFA—Future Tax	5.00%	2/1/2027	AAA		1,500	1,748,820
NYC TFA—Future Tax	5.00%	2/1/2028	AAA		500	579,490
NYC TFA—Future Tax	5.00%	5/1/2034	AAA		4,380	5,009,713
PR Corp Sales Tax	5.75%	8/1/2037	A+		2,000	2,131,660

Total						47,132,539

Tobacco 3.04%
Suffolk Tobacco Asset Sec Corp	5.00%	6/1/2032	A-		1,335	1,429,078
Suffolk Tobacco Asset Sec Corp	5.25%	6/1/2037	BBB+		1,145	1,227,474
Suffolk Tobacco Asset Sec Corp	5.375%	6/1/2028	BB	(c)	2,145	2,126,188
Suffolk Tobacco Asset Sec Corp	6.00%	6/1/2048	B+	(c)	2,350	2,197,227
TSASC	5.00%	6/1/2026	B+		2,250	2,222,100
TSASC	5.125%	6/1/2042	B-		3,100	2,743,779

Total						11,945,846

Transportation 14.02%
MTA NY	4.00%	11/15/2021	A		1,000	1,143,100
MTA NY	5.00%	11/15/2021	A		1,025	1,227,612
MTA NY	5.00%	11/15/2022	A		2,000	2,438,380
MTA NY(a)	5.00%	11/15/2023	A		1,000	1,213,250
MTA NY	5.00%	11/15/2023	A		2,445	2,939,086
MTA NY	5.00%	11/15/2028	A		1,000	1,148,850

112	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
NEW YORK TAX FREE FUND March 31, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Transportation (continued)
MTA NY	5.00%	11/15/2031	A	$2,500	$2,728,350
NY Bridge Auth	4.00%	1/1/2027	AA-	3,250	3,513,835
NY Twy Auth	5.00%	1/1/2028	A+	2,000	2,308,900
NY Twy Auth (NPFGC)(FGIC)	5.00%	1/1/2030	A+	4,000	4,473,120
NY Twy Auth—Hwy & Brdg	5.00%	4/1/2028	AA	2,000	2,262,880
NYC IDA—Terminal One Group AMT	5.50%	1/1/2021	A3	1,250	1,363,775
NYC IDA—Terminal One Group AMT	5.50%	1/1/2024	A3	2,000	2,153,140
Port Auth NY & NJ	4.00%	12/1/2022	AA-	2,060	2,371,616
Port Auth NY & NJ AMT	5.00%	9/15/2024	AA-	1,000	1,160,450
Port Auth NY & NJ AMT	5.00%	10/15/2024	AA-	1,250	1,463,650
Port Auth NY & NJ AMT	5.00%	10/1/2033	AA-	1,525	1,695,236
Port Auth NY & NJ AMT	5.00%	10/15/2041	AA-	1,250	1,356,537
Triborough Brdg & Tunl Auth	4.75%	11/15/2030	AA-	5,455	6,096,508
Triborough Brdg & Tunl Auth	5.00%	11/15/2020	AA-	2,000	2,479,280
Triborough Brdg & Tunl Auth	5.00%	11/15/2022	A+	1,000	1,233,670
Triborough Brdg & Tunl Auth	5.00%	11/15/2023	A+	2,500	3,078,175
Triborough Brdg & Tunl Auth	5.00%	11/15/2023	AA-	1,000	1,257,320
Triborough Brdg & Tunl Auth	5.00%	11/15/2024	AA-	1,100	1,367,773
Triborough Brdg & Tunl Auth	5.00%	11/15/2029	AA-	2,250	2,595,240

Total					55,069,733

Utilities 10.21%
Guam Pwr Auth	5.00%	10/1/2034	BBB	925	998,232
Long Island Power Auth	5.00%	9/1/2025	A-	1,000	1,170,950
Long Island Power Auth	5.00%	5/1/2038	A-	1,880	2,043,786
Long Island Power Auth	5.50%	4/1/2024	A-	2,215	2,604,353
NY Energy—Brooklyn Union Gas AMT	6.952%	7/1/2026	A3	8,000	8,023,200
NY Env Facs—Clean Wtr & Drinking	4.75%	6/15/2032	AAA	5,000	5,519,250
NY Env Facs—Clean Wtr & Drinking	5.00%	6/15/2029	AAA	2,795	3,283,342
NY Env Facs—Clean Wtr & Drinking	5.00%	6/15/2036	AAA	1,250	1,431,463
NYC Muni Water	5.00%	6/15/2029	AA+	3,295	3,782,561
NYC Muni Water	5.00%	6/15/2034	AA+	3,525	4,060,412
PR Aqueduct & Swr Auth	5.75%	7/1/2037	BB+	2,600	2,572,908
PR Elec Pwr Auth	5.75%	7/1/2036	BBB+	4,500	4,595,670

Total					40,086,127

Total Municipal Bonds (cost $368,852,471)					393,904,662

See Notes to Financial Statements.	113

Schedule of Investments (unaudited)(concluded)
NEW YORK TAX FREE FUND March 31, 2013

Investments	Shares (000)		Fair Value

SHORT-TERM INVESTMENT 0.00%

Money Market Mutual Fund
Dreyfus NY Municipal Cash Management (cost $331)	—	(i)	$331

Total Investments in Securities 100.30% (cost $368,852,802)			393,904,993

Liabilities in Excess of Cash and Other Assets(h) (0.30%)			(1,191,516)

Net Assets 100.00%			$392,713,477

Open Futures Contracts at March 31, 2013:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Depreciation

U.S. 10-Year Treasury Note	June 2013	58	Short	$(7,655,094)	$(36,350)
U.S. 30-Year Treasury Bond	June 2013	64	Short	(9,246,000)	(135,111)

Totals				$(16,901,094)	$(171,461)

114	See Notes to Financial Statements.

Schedule of Investments
March 31, 2013

AMT	Income from this security may be subject to Alternative Minimum Tax.
COP	Certificates of Participation.
CR	Custodial Receipt.
ETM	Escrow to Maturity.
GTD	Guaranteed.
NR	Not Rated.

Pre-Refunded Bonds A second bond has been issued in order to pay off the first bond issue. Proceeds from the sale of the second bond are held in an “escrow fund” consisting of U.S. Government debt until the first bond issue reaches maturity.

PSF	Permanent School Fund.
RIBs	Residual Interest Bonds. The interest rate is subject to change periodically and inversely to the prevailing market rate. The interest rate shown is the rate in effect at March 31, 2013.
TCRS	Transferable Custodial Receipts.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate shown is the rate in effect at March 31, 2013.
~	Deferred interest debentures pay no interest for a stipulated number of years, after which they pay a predetermined interest rate.
(a)	Securities purchased on a when-issued basis (See Note 2(g)).
(b)

Municipal Bonds Held in Trust - Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction. See Note 2(h) for details of Municipal Bonds Held in Trust.

(c)	This investment has been rated by Fitch IBCA.
(d)	The interest rate reset date shown represents the date in which the Fund has the right to sell a Variable Rate Demand Note back to the issuer for Principal Amount.
(e)	Defaulted security.
(f)	Stub Rights issued in connection with a plan of reorganization.
(g)	Security is perpetual and has no stated maturity date.
(h)	Cash and Other Assets in Excess of Liabilities (Liabilities in Excess of Cash and Other Assets) include net unrealized appreciation (depreciation) on open futures contracts.
(i)	Amount represents less than 1,000 shares.

Insured or guaranteed by the indicated municipal bond insurance corporation or Federal agency:
ACA	American Capital Access Holding Ltd.
AMBAC	AMBAC Assurance Corporation
AG	Assured Guaranty
AGM	Assured Guaranty Municipal Corporation
BHAC	Berkshire Hathaway Assurance Corporation
CIFG	CIFG Guaranty
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Association
FGIC	Financial Guaranty Insurance Company
IBC	Insurance Bond Certificate
NPFGC	National Public Finance Guarantee Corporation
RADIAN	Radian Asset Assurance, Inc.
SIFMA	Securities Industry and Financial Markets Association
VA	Department of Veterans Affairs
XLCA	XL Capital Assurance, Inc.

See Notes to Financial Statements.	115

Statements of Assets and Liabilities (unaudited)
March 31, 2013

	Short Duration	Intermediate	AMT Free
ASSETS:
Investments in securities, at cost	$2,559,789,179	$4,085,857,959	$185,521,859

Investments in securities, at fair value	$2,605,649,040	$4,299,646,179	$196,379,070
Cash	42,182,199	32,862,272	1,373,395
Deposits with brokers for futures collateral	—	1,405,000	103,000
Receivables:
Interest	21,568,029	49,218,801	2,692,962
Investment securities sold	1,232,506	1,203,644	2,591,455
Capital shares sold	14,188,913	17,168,474	1,532,787
From advisor (See Note 3)	143,176	13,555	45,390
Variation margin	—	102,405	9,328
Prepaid expenses and other assets	221,763	171,046	36,111

Total assets	2,685,185,626	4,401,791,376	204,763,498

LIABILITIES:

Payables:
Investment securities purchased	8,286,763	65,494,014	2,676,044
Trust certificates (See Note 2(h))	17,000,000	11,815,000	—
Capital shares reacquired	9,279,373	5,839,932	359,078
Management fee	883,677	1,408,022	85,426
12b-1 distribution fees	735,810	1,284,351	57,664
Interest expense and fees (See Note 2(h))	36,431	25,538	—
Directors’ fees	99,453	138,005	2,969
Fund administration	89,729	145,659	6,834
Distributions payable	2,766,244	8,525,359	553,024
Accrued expenses and other liabilities	152,658	259,925	42,341

Total liabilities	39,330,138	94,935,805	3,783,380

NET ASSETS	$2,645,855,488	$4,306,855,571	$200,980,118

COMPOSITION OF NET ASSETS:
Paid-in capital	$2,599,556,610	$4,069,482,500	$188,454,891
Undistributed (distributions in excess of) net investment income	310,277	3,684,785	175,591
Accumulated net realized gain (loss) on investments and futures contracts	128,740	20,935,429	1,554,596
Net unrealized appreciation on investments and futures contracts	45,859,861	212,752,857	10,795,040

Net Assets	$2,645,855,488	$4,306,855,571	$200,980,118

116	See Notes to Financial Statements.

National	High Yield	California	New Jersey	New York

$2,060,060,905	$2,181,369,128	$246,151,433	$141,187,700	$368,852,802

$2,217,045,352	$2,266,227,535	$269,605,316	$151,325,619	$393,904,993
1,481,349	12,435,398	1,688,602	181,297	2,151,982
1,070,200	1,120,600	189,700	92,700	223,800

31,226,498	35,758,634	3,749,432	2,113,772	5,230,106
24,623,204	490,000	—	—	—
10,253,272	19,098,667	1,167,367	1,075,058	1,592,299
—	—	—	—	—
88,155	94,021	12,308	6,669	14,184
79,479	136,969	31,362	24,473	33,088

2,285,867,509	2,335,361,824	276,444,087	154,819,588	403,150,452

30,362,282	14,337,373	1,422,659	278,519	4,221,995
62,165,000	41,160,000	1,500,000	—	4,030,000
4,691,445	6,949,550	860,075	120,100	699,036
776,394	891,089	103,197	59,100	149,988
693,795	685,152	84,608	37,892	134,259
119,820	60,891	3,865	—	7,618
438,072	146,287	116,721	35,758	106,768
74,171	76,369	9,173	5,253	13,332
6,571,925	8,237,715	737,388	429,312	1,017,857
173,999	1,808	39,294	39,805	56,122

106,066,903	72,546,234	4,876,980	1,005,739	10,436,975

$2,179,800,606	$2,262,815,590	$271,567,107	$153,813,849	$392,713,477

$2,042,537,608	$2,505,949,509	$261,486,020	$151,682,381	$381,146,983

3,757,682	7,525,778	(219,201)	(179,232)	(662,999)

(22,705,736)	(334,729,246)	(13,009,116)	(7,758,608)	(12,651,237)

156,211,052	84,069,549	23,309,404	10,069,308	24,880,730

$2,179,800,606	$2,262,815,590	$271,567,107	$153,813,849	$392,713,477

See Notes to Financial Statements.	117

Statements of Assets and Liabilities (unaudited)(concluded)
March 31, 2013

	Short Duration	Intermediate	AMT Free

Net assets by class:
Class A Shares	$1,584,559,585	$2,279,901,916	$138,738,201
Class B Shares	—	$5,507,590	—
Class C Shares	$305,015,511	$769,293,171	$25,087,058
Class F Shares	$726,616,031	$1,207,218,364	$34,479,545
Class I Shares	$29,664,361	$44,919,440	$2,675,314
Class P Shares	—	$15,090	—
Outstanding shares by class*:
Class A Shares	99,433,505	207,141,498	8,437,343
Class B Shares	—	500,797	—
Class C Shares	19,139,538	69,979,303	1,526,126
Class F Shares	45,594,484	109,697,292	2,096,948
Class I Shares	1,861,518	4,080,586	162,601
Class P Shares	—	1,371	—
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$15.94	$11.01	$16.44
Class A Shares-Maximum offering price (Net asset value plus sales charge of 2.25%)	$16.31	$11.26	$16.82
Class B Shares-Net asset value	—	$11.00	—
Class C Shares-Net asset value	$15.94	$10.99	$16.44
Class F Shares-Net asset value	$15.94	$11.00	$16.44
Class I Shares-Net asset value	$15.94	$11.01	$16.45
Class P Shares-Net asset value	—	$11.01	—

*

Lord Abbett Municipal Income Fund, Inc. has 4,400,001,000 authorized shares of capital stock (par value $.001), of which 4,080,001,000 are designated as of follows: 900,001,000 to Short Duration, 930,000,000 to Intermediate, 140,000,000 to AMT Free, 465,000,000 to National, 925,000,000 to High Yield and 240,000,000 to each of California, New Jersey and New York.

118	See Notes to Financial Statements.

National	High Yield	California	New Jersey	New York

$1,786,974,617	$1,330,121,370	$203,531,844	$145,357,474	$317,095,315
$7,228,875	—	—	—	—
$232,165,654	$548,169,495	$41,118,862	—	$54,304,270
$152,717,596	$381,903,392	$26,903,507	$8,443,806	$20,695,438
$713,864	$2,608,408	$12,894	$12,569	$618,454
—	$12,925	—	—	—

154,319,473	108,888,786	18,874,229	28,810,564	27,938,528
621,171	—	—	—	—
20,026,908	44,861,000	3,811,702	—	4,791,258
13,198,721	31,242,073	2,494,926	1,672,556	1,821,896
61,657	213,437	1,196	2,489	54,466
—	1,057.301	—	—	—

$11.58	$12.22	$10.78	$5.05	$11.35

$11.85	$12.50	$11.03	$5.17	$11.61
$11.64	—	—	—	—
$11.59	$12.22	$10.79	—	$11.33
$11.57	$12.22	$10.78	$5.05	$11.36
$11.58	$12.22	$10.78	$5.05	$11.35
—	$12.22	—	—	—

See Notes to Financial Statements.	119

Statements of Operations (unaudited)
For the Six Months Ended March 31, 2013

	Short Duration	Intermediate	AMT Free
Investment income:
Interest and other	$26,636,579	$68,705,385	$3,918,598

Total investment income	26,636,579	68,705,385	3,918,598

Expenses:
Management fee	5,149,495	7,970,069	470,705
12b-1 distribution plan-Class A	1,559,004	2,191,224	123,575
12b-1 distribution plan-Class B	—	28,726	—
12b-1 distribution plan-Class C	1,306,639	3,257,711	108,136
12b-1 distribution plan-Class F	362,328	569,328	18,481
12b-1 distribution plan-Class P	—	34	—
Interest expense and fees (See Note 2(h))	55,356	37,296	—
Shareholder servicing	389,102	892,043	48,551
Professional	29,185	32,756	19,661
Reports to shareholders	38,202	75,483	4,159
Fund administration	522,686	823,547	37,656
Custody	16,860	26,011	4,284
Directors’ fees	36,298	55,563	2,490
Registration	178,615	173,564	38,546
Other	25,952	37,884	2,297

Gross expenses	9,669,722	16,171,239	878,541
Expense reductions (See Note 7)	(865)	(2,724)	(62)
Management fee waived (See Note 3)	(942,995)	(269,284)	(282,648)

Net expenses	8,725,862	15,899,231	595,831

Net investment income	17,910,717	52,806,154	3,322,767

Net realized and unrealized gain (loss):
Net realized gain (loss) on investments and futures contracts	1,829,186	22,612,925	2,411,052
Net change in unrealized appreciation/depreciation on investments and futures contracts	(6,521,418)	(21,126,926)	(2,050,791)

Net realized and unrealized gain (loss)	(4,692,232)	1,485,999	360,261

Net Increase in Net Assets Resulting From Operations	$13,218,485	$54,292,153	$3,683,028

120	See Notes to Financial Statements.

National	High Yield	California	New Jersey	New York

$48,916,802	$ 59,427,701	$5,666,394	$3,202,081	$7,710,922

48,916,802	59,427,701	5,666,394	3,202,081	7,710,922

4,492,391	5,008,671	593,960	341,479	853,405
1,762,416	1,268,673	198,416	143,788	306,975
37,683	—	—	—	—
967,122	2,288,509	172,933	—	226,270
69,994	157,655	12,549	3,984	9,103
—	29	—	—	—
237,698	176,325	5,335	—	13,902
493,202	479,656	50,567	36,808	78,026
49,490	186,645	46,130	21,027	23,165
43,956	46,537	6,533	3,837	6,993
427,937	426,104	52,796	30,354	75,858
15,062	14,800	3,082	2,425	3,775
29,450	28,660	3,617	2,061	5,124
76,702	101,940	25,421	19,719	27,670
21,007	20,747	3,497	2,257	4,303

8,724,110	10,204,951	1,174,836	607,739	1,634,569
(710)	(704)	(87)	(50)	(126)
—	—	—	—	—

8,723,400	10,204,247	1,174,749	607,689	1,634,443

40,193,402	49,223,454	4,491,645	2,594,392	6,076,479

23,601,415	(10,365,852)	1,042,262	700,500	461,809

(14,876,814)	56,007,839	54,363	(1,555,011)	(2,035,384)

8,724,601	45,641,987	1,096,625	(854,511)	(1,573,575)

$48,918,003	$ 94,865,441	$5,588,270	$1,739,881	$4,502,904

See Notes to Financial Statements.	121

Statements of Changes in Net Assets

	Short Duration

INCREASE IN NET ASSETS	For the Six Months Ended March 31, 2013 (unaudited)	For the Year Ended September 30, 2012
Operations:
Net investment income	$17,910,717	$34,443,281
Net realized gain (loss) on investments and futures contracts	1,829,186	(464,551)
Net change in unrealized appreciation/depreciation on investments and futures contracts	(6,521,418)	21,505,754

Net increase in net assets resulting from operations	13,218,485	55,484,484

Distributions to shareholders from:
Net investment income
Class A	(11,023,291)	(22,359,668)
Class B	—	—
Class C	(1,136,886)	(2,674,252)
Class F	(5,478,382)	(9,009,268)
Class I	(222,707)	(293,820)
Class P	—	—
Net realized gain
Class A	(704,626)	(846,074)
Class C	(136,979)	(171,996)
Class F	(332,734)	(297,799)
Class I	(12,716)	(10,321)

Total distributions to shareholders	(19,048,321)	(35,663,198)

Capital share transactions (Net of share conversions) (See Note 11):
Net proceeds from sales of shares	741,224,992	1,420,928,413
Reinvestment of distributions	11,581,830	21,528,512
Cost of shares reacquired	(638,078,196)	(791,558,177)

Net increase in net assets resulting from capital share transactions	114,728,626	650,898,748

Net increase in net assets	108,898,790	670,720,034

NET ASSETS:
Beginning of period	$2,536,956,698	$1,866,236,664

End of period	$2,645,855,488	$2,536,956,698

Undistributed net investment income	$310,277	$260,826

122	See Notes to Financial Statements.

Intermediate		AMT Free

For the Six Months Ended March 31, 2013 (unaudited)	For the Year Ended September 30, 2012	For the Six Months Ended March 31, 2013 (unaudited)	For the Year Ended September 30, 2012

$52,806,154	$92,720,748	$3,322,767	$4,711,600
22,612,925	10,796,363	2,411,052	(486,689)

(21,126,926)	128,879,848	(2,050,791)	9,879,097

54,292,153	232,396,959	3,683,028	14,104,008

(28,702,185)	(52,205,880)	(2,194,125)	(3,547,198)
(52,445)	(142,990)	—	—
(7,187,391)	(13,658,169)	(318,032)	(294,085)
(15,531,092)	(24,736,756)	(676,030)	(605,084)
(583,299)	(630,532)	(94,290)	(192,821)
(179)	(409)	—	—

—	—	—	—
—	—	—	—
—	—	—	—
—	—	—	—

(52,056,591)	(91,374,736)	(3,282,477)	(4,639,188)

1,100,610,026	1,928,294,655	81,318,002	142,271,448
34,580,081	57,708,104	2,513,730	2,972,202
(645,486,810)	(707,729,786)	(58,281,450)	(48,270,525)

489,703,297	1,278,272,973	25,550,282	96,973,125

491,938,859	1,419,295,196	25,950,833	106,437,945

$3,814,916,712	$2,395,621,516	$175,029,285	$68,591,340

$4,306,855,571	$3,814,916,712	$200,980,118	$175,029,285

$3,684,785	$2,935,222	$175,591	$135,301

See Notes to Financial Statements.	123

Statements of Changes in Net Assets (continued)

	National

INCREASE IN NET ASSETS	For the Six Months Ended March 31, 2013 (unaudited)	For the Year Ended September 30, 2012
Operations:
Net investment income	$40,193,402	$80,765,348
Net realized gain (loss) on investments and futures contracts	23,601,415	25,163,787
Net change in unrealized appreciation/depreciation on investments and futures contracts	(14,876,814)	135,610,284

Net increase in net assets resulting from operations	48,918,003	241,539,419

Distributions to shareholders from:
Net investment income
Class A	(33,099,163)	(67,778,224)
Class B	(111,664)	(316,036)
Class C	(3,540,001)	(6,959,541)
Class F	(2,689,940)	(4,213,750)
Class I	(8,441)	(691)
Class P	—	—

Total distributions to shareholders	(39,449,209)	(79,268,242)

Capital share transactions (Net of share conversions) (See Note 11):
Net proceeds from sales of shares	304,278,445	441,338,756
Reinvestment of distributions	32,011,765	62,190,720
Cost of shares reacquired	(207,162,862)	(273,072,767)

Net increase in net assets resulting from capital share transactions	129,127,348	230,456,709

Net increase in net assets	138,596,142	392,727,886

NET ASSETS:
Beginning of period	$2,041,204,464	$1,648,476,578

End of period	$2,179,800,606	$2,041,204,464

Undistributed (distributions in excess of) net investment income	$3,757,682	$3,013,489

124	See Notes to Financial Statements.

High Yield		California

For the Six Months Ended March 31, 2013 (unaudited)	For the Year Ended September 30, 2012	For the Six Months Ended March 31, 2013 (unaudited)	For the Year Ended September 30, 2012

$49,223,454	$89,790,144	$4,491,645	$8,865,613
(10,365,852)	(30,573,526)	1,042,262	(1,270,821)

56,007,839	155,073,931	54,363	18,233,732

94,865,441	214,290,549	5,588,270	25,828,524

(29,191,290)	(53,090,674)	(3,420,741)	(6,855,427)
—	(513)	—	—
(10,797,699)	(22,299,473)	(563,496)	(1,120,992)
(7,400,878)	(11,033,831)	(444,549)	(771,882)
(60,306)	(119,465)	(234)	(515)
(280)	(593)	—	—

(47,450,453)	(86,544,549)	(4,429,020)	(8,748,816)

522,787,684	642,846,669	43,385,649	72,999,015
37,523,826	65,845,017	3,363,711	6,322,161
(317,770,814)	(411,469,709)	(28,536,880)	(37,267,519)

242,540,696	297,221,977	18,212,480	42,053,657

289,955,684	424,967,977	19,371,730	59,133,365

$1,972,859,906	$1,547,891,929	$252,195,377	$193,062,012

$2,262,815,590	$1,972,859,906	$271,567,107	$252,195,377

$7,525,778	$5,752,777	$(219,201)	$(281,826)

See Notes to Financial Statements.	125

Statements of Changes in Net Assets (concluded)

	New Jersey

INCREASE IN NET ASSETS	For the Six Months Ended March 31, 2013 (unaudited)	For the Year Ended September 30, 2012
Operations:
Net investment income	$2,594,392	$5,195,380
Net realized gain (loss) on investments and futures contracts	700,500	543,709
Net change in unrealized appreciation/depreciation on investments and futures contracts	(1,555,011)	9,711,729

Net increase in net assets resulting from operations	1,739,881	15,450,818

Distributions to shareholders from:
Net investment income
Class A	(2,432,661)	(4,925,407)
Class C	—	—
Class F	(138,319)	(223,034)
Class I	(226)	(487)

Total distributions to shareholders	(2,571,206)	(5,148,928)

Capital share transactions (Net of share conversions) (See Note 11):
Net proceeds from sales of shares	17,983,892	45,630,626
Reinvestment of distributions	1,725,761	3,957,276
Cost of shares reacquired	(8,561,851)	(34,135,448)

Net increase in net assets resulting from capital share transactions	11,147,802	15,452,454

Net increase in net assets	10,316,477	25,754,344

NET ASSETS:
Beginning of period	$143,497,372	$117,743,028

End of period	$153,813,849	$143,497,372

Distributions in excess of net investment income	$(179,232)	$(202,418)

126	See Notes to Financial Statements.

New York

For the Six Months Ended March 31, 2013 (unaudited)	For the Year Ended September 30, 2012

$6,076,479	$11,398,356
461,809	(1,800,255)

(2,035,384)	20,964,457

4,502,904	30,562,558

(5,027,074)	(9,414,311)
(700,064)	(1,421,009)
(306,680)	(491,047)
(4,801)	(2,141)

(6,038,619)	(11,328,508)

68,975,687	100,503,194
4,591,193	7,878,560
(31,927,191)	(37,676,228)

41,639,689	70,705,526

40,103,974	89,939,576

$352,609,503	$262,669,927

$392,713,477	$352,609,503

$(662,999)	$(700,859)

See Notes to Financial Statements.	127

Financial Highlights
SHORT DURATION TAX FREE FUND

	Class A Shares

	Six Months Ended 3/31/2013 (unaudited)								12/12/2008(a) to 9/30/2009
			Year Ended 9/30

			2012		2011		2010

Per Share Operating Performance

Net asset value, beginning of period	$15.97		$15.83		$15.80		$15.60		$15.00

Investment operations:
Net investment income(b)	.11		.26		.33		.30		.33

Net realized and unrealized gain (loss)	(.02)		.15		.03		.20		.68

Total from investment operations	.09		.41		.36		.50		1.01

Distributions to shareholders from:
Net investment income	(.11)		(.26)		(.33)		(.30)		(.41)
Net realized gain	(.01)		(.01)		—		—		—

Total distributions	(.12)		(.27)		(.33)		(.30)		(.41)

Net asset value, end of period	$15.94		$15.97		$15.83		$15.80		$15.60

Total Return(c)	.57	%(d)	2.65%		2.30%		3.24%		6.82	%(d)
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.31	%(d)	.61%		.59%		.55%		.44	%(e)

Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed	.31	%(d)(f)	.60	%(f)	.58	%(f)	.55	%(f)	.44	%(e)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.35	%(d)	.70%		.70%		.70%		.75	%(e)
Net investment income	.71	%(d)	1.65%		2.08%		1.91%		2.68	%(e)

Supplemental Data:

Net assets, end of period (000)	$1,584,560		$1,511,237		$1,249,341		$1,326,511		$609,072
Portfolio turnover rate	7.75	%(d)	18.11%		52.51%		36.21%		64.00%

(a)	Commencement of operations was 12/12/2008, SEC effective date was 12/10/2008 and date shares became available to the public was 1/2/2009.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.
(f)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

128	See Notes to Financial Statements.

Financial Highlights (continued)
SHORT DURATION TAX FREE FUND

	Class C Shares

	Six Months Ended 3/31/2013 (unaudited)								12/12/2008(a) to 9/30/2009
			Year Ended 9/30

			2012		2011		2010

Per Share Operating Performance

Net asset value, beginning of period	$15.97		$15.83		$15.80		$15.60		$15.00

Investment operations:
Net investment income(b)	.06		.16		.21		.18		.23

Net realized and unrealized gain (loss)	(.02)		.15		.03		.19		.68

Total from investment operations	.04		.31		.24		.37		.91

Distributions to shareholders from:
Net investment income	(.06)		(.16)		(.21)		(.17)		(.31)
Net realized gain	(.01)		(.01)		—		—		—

Total distributions	(.07)		(.17)		(.21)		(.17)		(.31)

Net asset value, end of period	$15.94		$15.97		$15.83		$15.80		$15.60

Total Return(c)	.23	%(d)	1.97%		1.56%		2.42%		6.10	%(d)
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.64	%(d)	1.27%		1.31%		1.35%		1.23	%(e)

Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed	.64	%(d)(f)	1.26	%(f)	1.31	%(f)	1.35	%(f)	1.23	%(e)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.68	%(d)	1.36%		1.41%		1.50%		1.51	%(e)
Net investment income	.38	%(d)	1.00%		1.36%		1.12%		1.88	%(e)

Supplemental Data:

Net assets, end of period (000)	$305,016		$298,123		$244,872		$251,390		$128,116
Portfolio turnover rate	7.75	%(d)	18.11%		52.51%		36.21%		64.00%

(a)	Commencement of operations was 12/12/2008, SEC effective date was 12/10/2008 and date shares became available to the public was 1/2/2009.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.
(f)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

See Notes to Financial Statements.	129

Financial Highlights (continued)
SHORT DURATION TAX FREE FUND

	Class F Shares

	Six Months Ended 3/31/2013 (unaudited)								12/12/2008(a) to 9/30/2009
			Year Ended 9/30

			2012		2011		2010

Per Share Operating Performance

Net asset value, beginning of period	$15.97		$15.83		$15.80		$15.60		$15.00

Investment operations:
Net investment income(b)	.12		.27		.34		.32		.36

Net realized and unrealized gain (loss)	(.02)		.16		.03		.20		.66

Total from investment operations	.10		.43		.37		.52		1.02

Distributions to shareholders from:
Net investment income	(.12)		(.28)		(.34)		(.32)		(.42)
Net realized gain	(.01)		(.01)		—		—		—

Total distributions	(.13)		(.29)		(.34)		(.32)		(.42)

Net asset value, end of period	$15.94		$15.97		$15.83		$15.80		$15.60

Total Return(c)	.61	%(d)	2.75%		2.40%		3.34%		6.90	%(d)
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.26	%(d)	.51%		.49%		.45%		.34	%(e)

Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed	.26	%(d)(f)	.50	%(f)	.48	%(f)	.45	%(f)	.34	%(e)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.30	%(d)	.60%		.60%		.61%		.64	%(e)
Net investment income	.76	%(d)	1.72%		2.18%		2.02%		2.88	%(e)

Supplemental Data:

Net assets, end of period (000)	$726,616		$704,486		$365,694		$284,289		$100,723
Portfolio turnover rate	7.75	%(d)	18.11%		52.51%		36.21%		64.00%

(a)	Commencement of operations was 12/12/2008, SEC effective date was 12/10/2008 and date shares became available to the public was 1/2/2009.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.
(f)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

130	See Notes to Financial Statements.

Financial Highlights (concluded)
SHORT DURATION TAX FREE FUND

	Class I Shares

	Six Months Ended 3/31/2013 (unaudited)								12/12/2008(a) to 9/30/2009
			Year Ended 9/30

			2012		2011		2010

Per Share Operating Performance

Net asset value, beginning of period	$15.97		$15.83		$15.80		$15.60		$15.00

Investment operations:
Net investment income(b)	.13		.28		.35		.33		.34

Net realized and unrealized gain (loss)	(.02)		.16		.04		.20		.70

Total from investment operations	.11		.44		.39		.53		1.04

Distributions to shareholders from:
Net investment income	(.13)		(.29)		(.36)		(.33)		(.44)
Net realized gain	(.01)		(.01)		—		—		—

Total distributions	(.14)		(.30)		(.36)		(.33)		(.44)

Net asset value, end of period	$15.94		$15.97		$15.83		$15.80		$15.60

Total Return(c)	.66	%(d)	2.83%		2.48%		3.43%		7.04	%(d)
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.21	%(d)	.41%		.39%		.35%		.25	%(e)

Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed	.21	%(d)(f)	.40	%(f)	.39	%(f)	.34	%(f)	.25	%(e)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.25	%(d)	.50%		.49%		.50%		.57	%(e)
Net investment income	.80	%(d)	1.77%		2.22%		2.11%		2.71	%(e)

Supplemental Data:

Net assets, end of period (000)	$29,664		$23,111		$6,330		$2,221		$3,407
Portfolio turnover rate	7.75	%(d)	18.11%		52.51%		36.21%		64.00%

(a)	Commencement of operations was 12/12/2008, SEC effective date was 12/10/2008 and date shares became available to the public was 1/2/2009.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.
(f)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

See Notes to Financial Statements.	131

Financial Highlights
INTERMEDIATE TAX FREE FUND

	Class A Shares

	Six Months Ended 3/31/2013 (unaudited)		Year Ended 9/30

			2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$10.99		$10.49	$10.52	$10.28	$9.42	$9.75

Investment operations:
Net investment income(a)	.15		.33	.39	.39	.38	.37
Net realized and unrealized gain (loss)	.01		.50	(.03)	.23	.86	(.32)

Total from investment operations	.16		.83	.36	.62	1.24	.05

Distributions to shareholders from:
Net investment income	(.14)		(.33)	(.39)	(.38)	(.38)	(.38)

Net asset value, end of period	$11.01		$10.99	$10.49	$10.52	$10.28	$9.42

Total Return(b)	1.50	%(c)	8.04%	3.55%	6.22%	13.50%	.43%
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.34	%(c)	.67%	.65%	.63%	.44%	.27%

Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed(d)	.34%	(c)	.66%	.64%	.63%	.44%	.24%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.34	%(c)	.70%	.72%	.71%	.72%	.79%
Net investment income	1.32	%(c)	3.10%	3.82%	3.76%	3.89%	3.80%

Supplemental Data:

Net assets, end of period (000)	$2,279,902		$2,064,377	$1,385,337	$1,320,285	$798,344	$338,400
Portfolio turnover rate	10.02	%(c)	21.39%	38.81%	30.23%	15.70%	29.73%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.
(d)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

132	See Notes to Financial Statements.

Financial Highlights (continued)
INTERMEDIATE TAX FREE FUND

	Class B Shares

	Six Months Ended 3/31/2013 (unaudited)		Year Ended 9/30

			2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$10.98		$10.48	$10.51	$10.27	$9.41	$9.74

Investment operations:
Net investment income(a)	.10		.25	.31	.31	.30	.31
Net realized and unrealized gain (loss)	.02		.50	(.04)	.23	.87	(.33)

Total from investment operations	.12		.75	.27	.54	1.17	(.02)

Distributions to shareholders from:
Net investment income	(.10)		(.25)	(.30)	(.30)	(.31)	(.31)

Net asset value, end of period	$11.00		$10.98	$10.48	$10.51	$10.27	$9.41

Total Return(b)	1.10	%(c)	7.19%	2.73%	5.38%	12.65%	(.29)%
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.74	%(c)	1.47%	1.45%	1.43%	1.24%	1.02%

Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed(d)	.74	%(c)	1.46%	1.44%	1.43%	1.23%	1.00%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.74	%(c)	1.50%	1.52%	1.51%	1.52%	1.67%
Net investment income	.93	%(c)	2.34%	3.03%	2.98%	3.10%	3.15%

Supplemental Data:

Net assets, end of period (000)	$5,508		$5,933	$6,526	$7,725	$6,315	$1,966
Portfolio turnover rate	10.02	%(c)	21.39%	38.81%	30.23%	15.70%	29.73%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.
(d)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

See Notes to Financial Statements.	133

Financial Highlights (continued)
INTERMEDIATE TAX FREE FUND

	Class C Shares

	Six Months Ended 3/31/2013 (unaudited)		Year Ended 9/30

			2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$10.98		$10.48	$10.51	$10.27	$9.41	$9.74

Investment operations:
Net investment income(a)	.11		.26	.32	.31	.31	.30
Net realized and unrealized gain (loss)	.01		.50	(.04)	.24	.87	(.32)

Total from investment operations	.12		.76	.28	.55	1.18	(.02)

Distributions to shareholders from:
Net investment income	(.11)		(.26)	(.31)	(.31)	(.32)	(.31)

Net asset value, end of period	$10.99		$10.98	$10.48	$10.51	$10.27	$9.41

Total Return(b)	1.06	%(c)	7.32%	2.81%	5.44%	12.76%	(.31)%
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.68	%(c)	1.34%	1.37%	1.37%	1.10%	1.02%

Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed(d)	.68	%(c)	1.34%	1.36%	1.37%	1.09%	.98%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.68	%(c)	1.38%	1.43%	1.46%	1.47%	1.45%
Net investment income	.99	%(c)	2.42%	3.10%	3.01%	3.22%	3.11%

Supplemental Data:

Net assets, end of period (000)	$769,293		$699,128	$453,450	$391,138	$180,270	$44,402
Portfolio turnover rate	10.02	%(c)	21.39%	38.81%	30.23%	15.70%	29.73%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.
(d)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

134	See Notes to Financial Statements.

Financial Highlights (continued)
INTERMEDIATE TAX FREE FUND

	Class F Shares

	Six Months Ended 3/31/2013 (unaudited)		Year Ended 9/30

			2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$10.99		$10.49	$10.52	$10.28	$9.42	$9.75

Investment operations:
Net investment income(a)	.15		.34	.40	.40	.38	.39
Net realized and unrealized gain (loss)	.01		.50	(.03)	.23	.87	(.33)

Total from investment operations	.16		.84	.37	.63	1.25	.06

Distributions to shareholders from:
Net investment income	(.15)		(.34)	(.40)	(.39)	(.39)	(.39)

Net asset value, end of period	$11.00		$10.99	$10.49	$10.52	$10.28	$9.42

Total Return(b)	1.46	%(c)	8.15%	3.66%	6.33%	13.61%	.57%
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.29	%(c)	.57%	.55%	.53%	.40%	.13%

Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed(d)	.29	%(c)	.56%	.54%	.53%	.39%	.10%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.30	%(c)	.61%	.62%	.61%	.64%	.67%
Net investment income	1.38	%(c)	3.19%	3.92%	3.86%	3.90%	3.97%

Supplemental Data:

Net assets, end of period (000)	$1,207,218		$1,007,950	$547,652	$307,256	$103,873	$1,460
Portfolio turnover rate	10.02	%(c)	21.39%	38.81%	30.23%	15.70%	29.73%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.
(d)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

See Notes to Financial Statements.	135

Financial Highlights (continued)
INTERMEDIATE TAX FREE FUND

	Class I Shares

	Six Months Ended 3/31/2013 (unaudited)		Year Ended 9/30/2012	1/31/2011(a) to 9/30/2011
Per Share Operating Performance
Net asset value, beginning of period	$11.00		$10.50	$9.96

Investment operations:
Net investment income(b)				—	(c)
Net realized and unrealized gain (loss)				(.01)

Total from investment operations				(.01)

Net asset value on SEC Effective Date, 2/1/2011				$9.95

Investment operations:
Net investment income(b)	.16		.34	.27
Net realized and unrealized gain	—		.51	.55	(d)

Total from investment operations	.16		.85	.82

Distributions to shareholders from:
Net investment income	(.15)		(.35)	(.27)

Net asset value, end of period	$11.01		$11.00	$10.50

Total Return(e)				8.26	%(f)(g)
Total Return(e)	1.50	%(f)	8.22%	8.35	%(f)(h)
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.24	%(f)	.47%	.45%	(i)

Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed(j)	.24	%(f)	.46%	.44	%(i)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.24	%(f)	.51%	.54	%(i)
Net investment income	1.41	%(f)	3.17%	3.81	%(i)

Supplemental Data:

Net assets, end of period (000)	$44,919		$37,514	$2,572
Portfolio turnover rate	10.02	%(f)	21.39%	38.81%

(a)	Commencement of operations was 1/31/2011, SEC effective date and date shares first became available to the public was 2/1/2011.
(b)	Calculated using average shares outstanding during the period.
(c)	Amount is less than $.01.
(d)

The per share amount does not represent the net realized and unrealized gain (loss) as presented on the Statements of Operations for the period due to the timing of sales of Fund shares and the amount of per share realized and unrealized gains and losses at such time.

(e)	Total return assumes the reinvestment of all distributions.
(f)	Not annualized.
(g)	Total return for the period 1/31/2011 through 9/30/2011.
(h)	Total return for the period 2/1/2011 through 9/30/2011.
(i)	Annualized.
(j)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

136	See Notes to Financial Statements.

Financial Highlights (concluded)
INTERMEDIATE TAX FREE FUND

	Class P Shares

	Six Months Ended 3/31/2013 (unaudited)		Year Ended 9/30

			2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$11.00		$10.50	$10.52	$10.28	$9.42	$9.75

Investment operations:
Net investment income(a)	.14		.31	.37	.36	.36	.36
Net realized and unrealized gain (loss)	—		.50	(.03)	.24	.86	(.33)

Total from investment operations	.14		.81	.34	.60	1.22	.03

Distributions to shareholders from:
Net investment income	(.13)		(.31)	(.36)	(.36)	(.36)	(.36)

Net asset value, end of period	$11.01		$11.00	$10.50	$10.52	$10.28	$9.42

Total Return(b)	1.29	%(c)	7.79%	3.41%	5.99%	13.27%	.29%
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.45	%(c)	.90%	.89%	.86%	.65%	.46%

Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed(d)	.45	%(c)	.90%	.88%	.86%	.64%	.43%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.45	%(c)	.94%	.96%	.94%	.96%	1.13%
Net investment income	1.22	%(c)	2.90%	3.60%	3.56%	3.73%	3.73%

Supplemental Data:

Net assets, end of period (000)	$15		$15	$14	$13	$13	$11
Portfolio turnover rate	10.02	%(c)	21.39%	38.81%	30.23%	15.70%	29.73%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.
(d)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

See Notes to Financial Statements.	137

Financial Highlights
AMT FREE MUNICIPAL BOND FUND

	Class A Shares

	Six Months Ended 3/31/2013 (unaudited)		Year Ended 9/30/2012	10/26/2010(a) to 9/30/2011
Per Share Operating Performance
Net asset value, beginning of period	$16.38		$15.08	$15.00

Investment operations:
Net investment income(b)	.30		.65	.65
Net realized and unrealized gain	.05		1.30	.05

Total from investment operations	.35		1.95	.70

Distributions to shareholders from:
Net investment income		(.29)	(.65)	(.62)

Net asset value, end of period	$16.44		$16.38	$15.08

Total Return(c)	2.16	%(d)	13.16%	4.90	%(d)
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.28	%(d)	.55%	.50	%(e)

Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed(f)	.28	%(d)	.53%	.50	%(e)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.43	%(d)	.91%	1.13	%(e)
Net investment income	1.79	%(d)	4.12%	4.81	%(e)

Supplemental Data:

Net assets, end of period (000)	$138,738		$115,862	$62,280
Portfolio turnover rate	17.55	%(d)	17.32%	54.63%

(a)	Commencement of operations and SEC effective date was 10/26/2010 and date shares first became available to the public was 11/1/2010.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.
(f)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

138	See Notes to Financial Statements.

Financial Highlights (continued)
AMT FREE MUNICIPAL BOND FUND

	Class C Shares

	Six Months Ended 3/31/2013 (unaudited)		Year Ended 9/30/2012	10/26/2010(a) to 9/30/2011
Per Share Operating Performance
Net asset value, beginning of period	$16.38		$15.07	$15.00

Investment operations:
Net investment income(b)	.23		.51	.54
Net realized and unrealized gain	.06		1.32	.04

Total from investment operations	.29		1.83	.58

Distributions to shareholders from:
Net investment income		(.23)	(.52)	(.51)

Net asset value, end of period	$16.44		$16.38	$15.07

Total Return(c)	1.84	%(d)	12.29%	4.03	%(d)
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.66	%(d)	1.32%	1.29	%(e)

Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed(f)	.66	%(d)	1.30%	1.29	%(e)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.81	%(d)	1.66%	1.84	%(e)
Net investment income	1.41	%(d)	3.22%	3.97	%(e)

Supplemental Data:

Net assets, end of period (000)	$25,087		$18,242	$2,532
Portfolio turnover rate	17.55	%(d)	17.32%	54.63%

(a)	Commencement of operations and SEC effective date was 10/26/2010 and date shares first became available to the public was 11/1/2010.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.
(f)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

See Notes to Financial Statements.	139

Financial Highlights (continued)
AMT FREE MUNICIPAL BOND FUND

	Class F Shares

	Six Months Ended 3/31/2013 (unaudited)		Year Ended 9/30/2012	10/26/2010(a) to 9/30/2011
Per Share Operating Performance
Net asset value, beginning of period	$16.38		$15.09	$15.00

Investment operations:
Net investment income(b)	.31		.65	.67
Net realized and unrealized gain	.05		1.30	.05

Total from investment operations	.36		1.95	.72

Distributions to shareholders from:
Net investment income		(.30)	(.66)	(.63)

Net asset value, end of period	$16.44		$16.38	$15.09

Total Return(c)	2.21	%(d)	13.20%	5.04	%(d)
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.23	%(d)	.45%	.40	%(e)

Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed(f)	.23	%(d)	.44%	.39	%(e)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.38	%(d)	.80%	.90	%(e)
Net investment income	1.84	%(d)	4.08%	4.85	%(e)

Supplemental Data:

Net assets, end of period (000)	$34,480		$32,554	$3,769
Portfolio turnover rate	17.55	%(d)	17.32%	54.63%

(a)	Commencement of operations and SEC effective date was 10/26/2010 and date shares first became available to the public was 11/1/2010.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.
(f)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

140	See Notes to Financial Statements.

Financial Highlights (concluded)
AMT FREE MUNICIPAL BOND FUND

	Class I Shares

	Six Months Ended 3/31/2013 (unaudited)		Year Ended 9/30/2012	10/26/2010(a) to 9/30/2011
Per Share Operating Performance
Net asset value, beginning of period	$16.39		$15.08	$15.00

Investment operations:
Net investment income(b)	.32		.66	.66
Net realized and unrealized gain	.05		1.33	.07

Total from investment operations	.37		1.99	.73

Distributions to shareholders from:
Net investment income		(.31)	(.68)	(.65)

Net asset value, end of period	$16.45		$16.39	$15.08

Total Return(c)	2.32	%(d)	13.41%	5.13	%(d)
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.18	%(d)	.36%	.29	%(e)

Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed(f)	.18	%(d)	.35%	.29	%(e)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.33	%(d)	.69%	2.12	%(e)
Net investment income	1.91	%(d)	4.10%	4.91	%(e)

Supplemental Data:

Net assets, end of period (000)	$2,675		$8,372	$11
Portfolio turnover rate	17.55	%(d)	17.32%	54.63%

(a)	Commencement of operations and SEC effective date was 10/26/2010 and date shares first became available to the public was 11/1/2010.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.
(f)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

See Notes to Financial Statements.	141

Financial Highlights
NATIONAL TAX FREE FUND

	Class A Shares

	Six Months Ended 3/31/2013 (unaudited)
			Year Ended 9/30

			2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$11.52		$10.53	$10.84	$10.62	$9.71	$11.12

Investment operations:
Net investment income(a)	.22		.50	.52	.54	.52	.51
Net realized and unrealized gain (loss)	.06		.98	(.31)	.21	.90	(1.41)

Total from investment operations	.28		1.48	.21	.75	1.42	(.90)

Distributions to shareholders from:
Net investment income	(.22)		(.49)	(.52)	(.53)	(.51)	(.51)

Net asset value, end of period	$11.58		$11.52	$10.53	$10.84	$10.62	$9.71

Total Return(b)	2.42	%(c)	14.37%	2.15%	7.34%	15.40%	(8.41)%
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses reimbursed	.37	%(c)	.79%	.83%	.86%	.92%	1.05%

Expenses, excluding interest expense, including expense reductions and expenses reimbursed(d)	.36	%(c)	.73%	.76%	.77%	.77%	.79%

Expenses, excluding expense reductions and expenses reimbursed	.37	%(c)	.79%	.83%	.86%	.92%	1.06%

Net investment income	1.91	%(c)	4.52%	5.12%	5.12%	5.49%	4.77%

Supplemental Data:

Net assets, end of period (000)	$1,786,975		$1,694,729	$1,406,579	$1,007,123	$889,665	$740,198
Portfolio turnover rate	14.13	%(c)	43.81%	87.43%	63.31%	45.22%	88.15%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.
(d)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

142	See Notes to Financial Statements.

Financial Highlights (continued)
NATIONAL TAX FREE FUND

	Class B Shares

	Six Months Ended 3/31/2013 (unaudited)
			Year Ended 9/30

			2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$11.58		$10.58	$10.90	$10.68	$9.75	$11.16

Investment operations:
Net investment income(a)	.18		.42	.45	.46	.45	.42
Net realized and unrealized gain (loss)	.05		.99	(.33)	.21	.91	(1.41)

Total from investment operations	.23		1.41	.12	.67	1.36	(.99)

Distributions to shareholders from:
Net investment income	(.17)		(.41)	(.44)	(.45)	(.43)	(.42)

Net asset value, end of period	$11.64		$11.58	$10.58	$10.90	$10.68	$9.75

Total Return(b)	2.01	%(c)	13.52%	1.26%	6.48%	14.48%	(9.08)%
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses reimbursed	.77	%(c)	1.60%	1.64%	1.66%	1.72%	1.85%

Expenses, excluding interest expense, including expense reductions and expenses reimbursed(d)	.76	%(c)	1.53%	1.57%	1.57%	1.57%	1.58%

Expenses, excluding expense reductions and expenses reimbursed	.77	%(c)	1.60%	1.64%	1.66%	1.72%	1.86%
Net investment income	1.51	%(c)	3.77%	4.31%	4.33%	4.70%	3.94%

Supplemental Data:

Net assets, end of period (000)	$7,229		$7,762	$9,190	$16,143	$18,540	$18,032
Portfolio turnover rate	14.13	%(c)	43.81%	87.43%	63.31%	45.22%	88.15%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.
(d)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

See Notes to Financial Statements.	143

Financial Highlights (continued)
NATIONAL TAX FREE FUND

	Class C Shares

	Six Months Ended 3/31/2013 (unaudited)
			Year Ended 9/30

			2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$11.53		$10.54	$10.86	$10.63	$9.73	$11.15

Investment operations:
Net investment income(a)	.18		.43	.46	.46	.46	.44
Net realized and unrealized gain (loss)	.06		.98	(.33)	.23	.89	(1.41)

Total from investment operations	.24		1.41	.13	.69	1.35	(.97)

Distributions to shareholders from:
Net investment income	(.18)		(.42)	(.45)	(.46)	(.45)	(.45)

Net asset value, end of period	$11.59		$11.53	$10.54	$10.86	$10.63	$9.73

Total Return(b)	2.09	%(c)	13.64%	1.38%	6.69%	14.58%	(9.01)%
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses reimbursed	.70	%(c)	1.43%	1.50%	1.56%	1.59%	1.67%

Expenses, excluding interest expense, including expense reductions and expenses reimbursed(d)	.69	%(c)	1.37%	1.43%	1.47%	1.45%	1.41%

Expenses, excluding expense reductions and expenses reimbursed	.70	%(c)	1.43%	1.50%	1.56%	1.59%	1.68%
Net investment income	1.58	%(c)	3.87%	4.44%	4.40%	4.78%	4.13%

Supplemental Data:

Net assets, end of period (000)	$232,166		$215,692	$158,714	$181,209	$133,922	$80,301
Portfolio turnover rate	14.13	%(c)	43.81%	87.43%	63.31%	45.22%	88.15%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.
(d)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

144	See Notes to Financial Statements.

Financial Highlights (continued)
NATIONAL TAX FREE FUND

	Class F Shares

	Six Months Ended 3/31/2013 (unaudited)
			Year Ended 9/30

			2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$11.51		$10.52	$10.83	$10.61	$9.71	$11.12

Investment operations:
Net investment income(a)	.23		.51	.53	.55	.53	.52
Net realized and unrealized gain (loss)	.05		.98	(.31)	.21	.89	(1.41)

Total from investment operations	.28		1.49	.22	.76	1.42	(.89)

Distributions to shareholders from:
Net investment income	(.22)		(.50)	(.53)	(.54)	(.52)	(.52)

Net asset value, end of period	$11.57		$11.51	$10.52	$10.83	$10.61	$9.71

Total Return(b)	2.47	%(c)	14.48%	2.24%	7.43%	15.44%	(8.32)%
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses reimbursed	.32	%(c)	.69%	.73%	.76%	.81%	.95%

Expenses, excluding interest expense, including expense reductions and expenses reimbursed(d)	.31	%(c)	.63%	.66%	.66%	.67%	.69%

Expenses, excluding expense reductions and expenses reimbursed	.32	%(c)	.69%	.73%	.76%	.81%	.97%
Net investment income	1.95	%(c)	4.58%	5.21%	5.18%	5.45%	5.00%

Supplemental Data:

Net assets, end of period (000)	$152,718		$122,943	$73,983	$62,200	$28,791	$2,310
Portfolio turnover rate	14.13	%(c)	43.81%	87.43%	63.31%	45.22%	88.15%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.
(d)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

See Notes to Financial Statements.	145

Financial Highlights (concluded)
NATIONAL TAX FREE FUND

	Class I Shares

	Six Months Ended 3/31/2013 (unaudited)				7/26/2010(a) to 9/30/2010
			Year Ended 9/30

			2012	2011
Per Share Operating Performance
Net asset value, beginning of period	$11.52		$10.53	$10.84	$10.59

Investment operations:
Net investment income(b)	.23		.51	.55	.10
Net realized and unrealized gain (loss)	.06		1.00	(.32)	.25

Total from investment operations	.29		1.51	.23	.35

Distributions to shareholders from:
Net investment income		(.23)	(.52)	(.54)		(.10)

Net asset value, end of period	$11.58		$11.52	$10.53	$10.84

Total Return(c)	2.50	%(d)	14.62%	2.40%	3.31	%(d)
Ratios to Average Net Assets:

Expenses, excluding interest expense and including expense reductions(e)	.26	%(d)	.52%	.54%	.55	%(f)

Expenses, excluding expense reductions	.27	%(d)	.59%	.61%	.64	%(f)
Net investment income	1.97	%(d)	4.58%	5.35%	5.21	%(f)

Supplemental Data:

Net assets, end of period (000)	$714		$78	$11	$10
Portfolio turnover rate	14.13	%(d)	43.81%	87.43%		63.31%

(a)	Commencement of operations was 7/26/2010 and the SEC effective date was 4/30/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.
(f)	Annualized.

146	See Notes to Financial Statements.

Financial Highlights
HIGH YIELD MUNICIPAL BOND FUND

	Class A Shares

	Six Months Ended 3/31/2013 (unaudited)
			Year Ended 9/30

			2012	2011	2010	2009		2008
Per Share Operating Performance
Net asset value, beginning of period	$11.93		$11.06	$11.81	$11.49	$11.89		$15.03

Investment operations:
Net investment income(a)	.29		.63	.69	.67	.72		.75
Net realized and unrealized gain (loss)	.28		.85	(.77)	.31	(.37	)(b)	(3.13)

Total from investment operations	.57		1.48	(.08)	.98	.35		(2.38)

Distributions to shareholders from:
Net investment income	(.28)		(.61)	(.67)	(.66)	(.75)		(.76)

Net asset value, end of period	$12.22		$11.93	$11.06	$11.81	$11.49		$11.89

Total Return(c)	4.80	%(d)	13.79%	(.46)%	8.88%	4.14%		(16.33)%
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses reimbursed	.40	%(d)	.86%	.89%	.91%	1.03%		1.27%

Expenses, excluding interest expense, including expense reductions and expenses reimbursed(e)	.39	%(d)	.80%	.82%	.80%	.84%		.79%

Expenses, excluding expense reductions and expenses reimbursed	.40	%(d)	.86%	.89%	.91%	1.03%		1.30%
Net investment income	2.38	%(d)	5.52%	6.24%	5.88%	7.13%		5.50%

Supplemental Data:

Net assets, end of period (000)	$1,330,121		$1,185,644	$919,758	$1,236,637	$976,708		$695,723
Portfolio turnover rate	6.61	%(d)	27.20%	40.94%	37.68%	32.88%		47.95%

(a)	Calculated using average shares outstanding during the period.
(b)

The per share amount does not represent the net realized and unrealized gain (loss) as presented on the Statements of Operations for the period due to the timing of sales of Fund shares and the amount of per share realized and unrealized gains and losses at such time.

(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

See Notes to Financial Statements.	147

Financial Highlights (continued)
HIGH YIELD MUNICIPAL BOND FUND

	Class C Shares

	Six Months Ended 3/31/2013 (unaudited)
			Year Ended 9/30

			2012	2011	2010	2009		2008
Per Share Operating Performance
Net asset value, beginning of period	$11.93		$11.06	$11.81	$11.50	$11.89		$15.03

Investment operations:
Net investment income(a)	.25		.56	.62	.59	.66		.68
Net realized and unrealized gain (loss)	.28		.85	(.77)	.30	(.37	)(b)	(3.14)

Total from investment operations	.53		1.41	(.15)	.89	.29		(2.46)

Distributions to shareholders from:
Net investment income	(.24)		(.54)	(.60)	(.58)	(.68)		(.68)

Net asset value, end of period	$12.22		$11.93	$11.06	$11.81	$11.50		$11.89

Total Return(c)	4.47	%(d)	13.08%	(1.11)%	7.99%	3.57%		(16.77)%
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses reimbursed	.72	%(d)	1.49%	1.56%	1.65%	1.66%		1.78%

Expenses, excluding interest expense, including expense reductions and expenses reimbursed(e)	.71	%(d)	1.44%	1.48%	1.55%	1.48%		1.30%

Expenses, excluding expense reductions and expenses reimbursed	.72	%(d)	1.49%	1.56%	1.65%	1.67%		1.93%
Net investment income	2.06	%(d)	4.91%	5.59%	5.14%	6.55%		5.00%

Supplemental Data:

Net assets, end of period (000)	$548,169		$526,880	$450,802	$585,366	$455,042		$392,360
Portfolio turnover rate	6.61	%(d)	27.20%	40.94%	37.68%	32.88%		47.95%

(a)	Calculated using average shares outstanding during the period.
(b)

The per share amount does not represent the net realized and unrealized gain (loss) as presented on the Statements of Operations for the period due to the timing of sales of Fund shares and the amount of per share realized and unrealized gains and losses at such time.

(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

148	See Notes to Financial Statements.

Financial Highlights (continued)
HIGH YIELD MUNICIPAL BOND FUND

	Class F Shares

	Six Months Ended 3/31/2013 (unaudited)
			Year Ended 9/30

			2012	2011	2010	2009		2008
Per Share Operating Performance
Net asset value, beginning of period	$11.94		$11.07	$11.82	$11.50	$11.90		$15.03

Investment operations:
Net investment income(a)	.29		.64	.70	.69	.70		.76
Net realized and unrealized gain (loss)	.28		.85	(.76)	.30	(.34	)(b)	(3.13)

Total from investment operations	.57		1.49	(.06)	.99	.36		(2.37)

Distributions to shareholders from:
Net investment income	(.29)		(.62)	(.69)	(.67)	(.76)		(.76)

Net asset value, end of period	$12.22		$11.94	$11.07	$11.82	$11.50		$11.90

Total Return(c)	4.76	%(d)	13.89%	(.35)%	8.98%	4.25%		(16.19)%
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses reimbursed	.35	%(d)	.76%	.79%	.81%	.91%		1.20%

Expenses, excluding interest expense, including expense reductions and expenses reimbursed(e)	.34	%(d)	.70%	.72%	.71%	.73%		.72%

Expenses, excluding expense reductions and expenses reimbursed	.35	%(d)	.76%	.79%	.81%	.91%		1.20%
Net investment income	2.42	%(d)	5.60%	6.35%	5.97%	6.83%		5.90%

Supplemental Data:

Net assets, end of period (000)	$381,903		$258,682	$175,052	$215,479	$112,500		$4,513
Portfolio turnover rate	6.61	%(d)	27.20%	40.94%	37.68%	32.88%		47.95%

(a)	Calculated using average shares outstanding during the period.
(b)

The per share amount does not represent the net realized and unrealized gain (loss) as presented on the Statements of Operations for the period due to the timing of sales of Fund shares and the amount of per share realized and unrealized gains and losses at such time.

(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

See Notes to Financial Statements.	149

Financial Highlights (continued)
HIGH YIELD MUNICIPAL BOND FUND

	Class I Shares

	Six Months Ended 3/31/2013 (unaudited)
			Year Ended 9/30		7/26/2010(a) to 9/30/2010

			2012	2011
Per Share Operating Performance
Net asset value, beginning of period	$11.94		$11.06	$11.81	$11.58

Investment operations:
Net investment income(b)	.30		.66	.68	.12
Net realized and unrealized gain (loss)	.27		.85	(.74)	.23

Total from investment operations	.57		1.51	(.06)	.35

Distributions to shareholders from:
Net investment income	(.29)		(.63)	(.69)	(.12)

Net asset value, end of period	$12.22		$11.94	$11.06	$11.81

Total Return(c)	4.81	%(d)	14.08%	(.28)%	3.05	%(d)
Ratios to Average Net Assets:
Expenses, excluding interest expense and including expense reductions(e)	.29	%(d)	.60%	.62%	.62	%(f)
Expenses, excluding expense reductions	.30	%(d)	.66%	.70%	.72	%(f)
Net investment income	2.46	%(d)	5.78%	6.18%	5.75	%(f)

Supplemental Data:

Net assets, end of period (000)	$2,608		$1,629	$2,258	$112
Portfolio turnover rate	6.61	%(d)	27.20%	40.94%	37.68%

(a)	Commencement of operations was 7/26/2010 and the SEC effective date was 4/30/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.
(f)	Annualized.

150	See Notes to Financial Statements.

Financial Highlights (concluded)
HIGH YIELD MUNICIPAL BOND FUND

	Class P Shares

	Six Months Ended 3/31/2013 (unaudited)
			Year Ended 9/30

			2012	2011	2010	2009		2008
Per Share Operating Performance
Net asset value, beginning of period	$11.94		$11.07	$11.82	$11.50	$11.90		$15.04

Investment operations:
Net investment income(a)	.28		.61	.67	.66	.71		.74
Net realized and unrealized gain (loss)	.27		.85	(.77)	.30	(.39	)(b)	(3.13)

Total from investment operations	.55		1.46	(.10)	.96	.32		(2.39)

Distributions to shareholders from:
Net investment income	(.27)		(.59)	(.65)	(.64)	(.72)		(.75)

Net asset value, end of period	$12.22		$11.94	$11.07	$11.82	$11.50		$11.90

Total Return(c)	4.62	%(d)	13.56%	(.65)%	8.67%	3.87%		(16.34)%
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses reimbursed	.51	%(d)	1.08%	1.11%	1.12%	1.26%		1.35%

Expenses, excluding interest expense, including expense reductions and expenses reimbursed(e)	.50	%(d)	1.02%	1.04%	1.02%	1.08%		.87%

Expenses, excluding expense reductions and expenses reimbursed	.51	%(d)	1.08%	1.11%	1.12%	1.26%		1.51%
Net investment income	2.29	%(d)	5.36%	6.07%	5.71%	7.04%		5.46%

Supplemental Data:

Net assets, end of period (000)	$13		$12	$11	$11	$10		$10
Portfolio turnover rate	6.61	%(d)	27.20%	40.94%	37.68%	32.88%		47.95%

(a)	Calculated using average shares outstanding during the period.
(b)

The per share amount does not represent the net realized and unrealized gain (loss) as presented on the Statements of Operations for the period due to the timing of sales of Fund shares and the amount of per share realized and unrealized gains and losses at such time.

(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

See Notes to Financial Statements.	151

Financial Highlights
CALIFORNIA TAX FREE FUND

	Class A Shares

	Six Months Ended 3/31/2013 (unaudited)
			Year Ended 9/30

			2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$10.73		$9.90	$10.24	$10.17	$9.38	$10.57

Investment operations:
Net investment income(a)	.19		.43	.48	.47	.45	.45
Net realized and unrealized gain (loss)	.05		.83	(.35)	.07	.80	(1.18)

Total from investment operations	.24		1.26	.13	.54	1.25	(.73)

Distributions to shareholders from:
Net investment income	(.19)		(.43)	(.47)	(.47)	(.46)	(.46)

Net asset value, end of period	$10.78		$10.73	$9.90	$10.24	$10.17	$9.38

Total Return(b)	2.21	%(c)	12.94%	1.56%	5.52%	13.92%	(7.16)%
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses reimbursed	.40	%(c)	.82%	.85%	.84%	.91%	1.18%

Expenses, excluding interest expense, including expense reductions and expenses reimbursed(d)	.40	%(c)	.79%	.79%	.78%	.78%	.80%

Expenses, excluding expense reductions and expenses reimbursed	.40	%(c)	.82%	.85%	.84%	.91%	1.18%
Net investment income	1.74	%(c)	4.16%	4.96%	4.74%	4.87%	4.41%

Supplemental Data:

Net assets, end of period (000)	$203,532		$191,127	$150,423	$166,247	$159,768	$144,165
Portfolio turnover rate	6.16	%(c)	28.15%	36.60%	47.68%	34.04%	49.17%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.
(d)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

152	See Notes to Financial Statements.

Financial Highlights (continued)
CALIFORNIA TAX FREE FUND

	Class C Shares

	Six Months Ended 3/31/2013 (unaudited)
			Year Ended 9/30

			2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$10.73		$9.90	$10.25	$10.17	$9.39	$10.58

Investment operations:
Net investment income(a)	.15		.36	.42	.40	.38	.39
Net realized and unrealized gain (loss)	.06		.83	(.36)	.08	.80	(1.18)

Total from investment operations	.21		1.19	.06	.48	1.18	(.79)

Distributions to shareholders from:
Net investment income	(.15)		(.36)	(.41)	(.40)	(.40)	(.40)

Net asset value, end of period	$10.79		$10.73	$9.90	$10.25	$10.17	$9.39

Total Return(b)	1.97	%(c)	12.23%	.80%	4.88%	13.13%	(7.73)%
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses reimbursed	.73	%(c)	1.45%	1.50%	1.55%	1.60%	1.79%

Expenses, excluding interest expense, including expense reductions and expenses reimbursed(d)	.72	%(c)	1.42%	1.44%	1.49%	1.48%	1.41%

Expenses, excluding expense reductions and expenses reimbursed	.73	%(c)	1.45%	1.50%	1.55%	1.60%	1.79%
Net investment income	1.41	%(c)	3.51%	4.32%	4.02%	4.14%	3.79%

Supplemental Data:

Net assets, end of period (000)	$41,119		$38,712	$28,023	$33,280	$28,896	$18,793
Portfolio turnover rate	6.16	%(c)	28.15%	36.60%	47.68%	34.04%	49.17%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.
(d)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

See Notes to Financial Statements.	153

Financial Highlights (continued)
CALIFORNIA TAX FREE FUND

	Class F Shares

	Six Months Ended 3/31/2013 (unaudited)
			Year Ended 9/30

			2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$10.73		$9.90	$10.24	$10.17	$9.38	$10.57

Investment operations:
Net investment income(a)	.19		.44	.49	.48	.46	.45
Net realized and unrealized gain (loss)	.05		.83	(.35)	.07	.80	(1.17)

Total from investment operations	.24		1.27	.14	.55	1.26	(.72)

Distributions to shareholders from:
Net investment income	(.19)		(.44)	(.48)	(.48)	(.47)	(.47)

Net asset value, end of period	$10.78		$10.73	$9.90	$10.24	$10.17	$9.38

Total Return(b)	2.26	%(c)	13.04%	1.65%	5.62%	14.06%	(7.07)%
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses reimbursed	.35	%(c)	.72%	.75%	.74%	.79%	1.05%

Expenses, excluding interest expense, including expense reductions and expenses reimbursed(d)	.35	%(c)	.69%	.69%	.68%	.67%	.67%

Expenses, excluding expense reductions and expenses reimbursed	.35	%(c)	.72%	.75%	.74%	.79%	1.07%
Net investment income	1.79	%(c)	4.23%	5.06%	4.81%	4.84%	4.48%

Supplemental Data:

Net assets, end of period (000)	$26,904		$22,344	$14,605	$12,683	$6,578	$285
Portfolio turnover rate	6.16	%(c)	28.15%	36.60%	47.68%	34.04%	49.17%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.
(d)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

154	See Notes to Financial Statements.

Financial Highlights (concluded)
CALIFORNIA TAX FREE FUND

	Class I Shares

	Six Months Ended 3/31/2013 (unaudited)		Year Ended 9/30/2012	1/31/2011(a) to 9/30/2011
Per Share Operating Performance
Net asset value, beginning of period	$10.73		$9.90	$9.24

Investment operations:
Net investment income(b)				—	(c)
Net realized and unrealized loss				(.01)

Total from investment operations				(.01)

Net asset value on SEC Effective Date, 2/1/2011				$9.23

Investment operations:
Net investment income(b)	.20		.45	.33
Net realized and unrealized gain	.05		.83	.67	(d)

Total from investment operations	.25		1.28	1.00

Distributions to shareholders from:
Net investment income	(.20)		(.45)	(.33)

Net asset value, end of period	$10.78		$10.73	$9.90

Total Return(e)				10.89	%(f)(g)
Total Return(e)	2.31	%(f)	13.17%	10.99	%(f)(h)
Ratios to Average Net Assets:

Expenses, excluding interest expense and including expense reductions(i)	.30	%(f)	.59%	.60	%(j)

Expenses, excluding expense reductions	.30	%(f)	.62%	.69	%(j)

Net investment income	1.85	%(f)	4.39%	5.24	%(j)

Supplemental Data:

Net assets, end of period (000)	$13		$13	$11
Portfolio turnover rate	6.16	%(f)	28.15%	36.60%

(a)	Commencement of operations was 1/31/2011, SEC effective date and date shares first became available to the public was 2/1/2011.
(b)	Calculated using average shares outstanding during the period.
(c)	Amount is less than $.01.
(d)

The per share amount does not represent the net realized and unrealized gain (loss) as presented on the Statements of Operations for the period due to the timing of sales of Fund shares and the amount of per share realized and unrealized gains and losses at such time.

(e)	Total return assumes the reinvestment of all distributions.
(f)	Not annualized.
(g)	Total return for the period 1/31/2011 through 9/30/2011.
(h)	Total return for the period 2/1/2011 through 9/30/2011.
(i)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.
(j)	Annualized.

See Notes to Financial Statements.	155

Financial Highlights
NEW JERSEY TAX FREE FUND

	Class A Shares

	Six Months Ended 3/31/2013 (unaudited)
			Year Ended 9/30

			2012		2011		2010		2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$5.07		$4.69		$4.85		$4.78		$4.43	$5.00

Investment operations:
Net investment income(a)	.09		.19		.21		.21		.21	.21
Net realized and unrealized gain (loss)	(.02)		.38		(.16)		.07		.35	(.56)

Total from investment operations	.07		.57		.05		.28		.56	(.35)

Distributions to shareholders from:
Net investment income	(.09)		(.19)		(.21)		(.21)		(.21)	(.22)

Net asset value, end of period	$5.05		$5.07		$4.69		$4.85		$4.78	$4.43

Total Return(b)	1.30	%(c)	12.41%		1.23%		6.13%		13.13%	(7.36)%
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses reimbursed	.40	%(c)	.83%		.85%		.83%		.81%	.90%

Expenses, excluding interest expense, including expense reductions and expenses reimbursed	.40	%(c)	.82	%(d)	.82	%(d)	.80	%(d)	.81%	.82	%(d)

Expenses, excluding expense reductions and expenses reimbursed	.40	%(c)	.83%		.85%		.83%		.81%	.90%
Net investment income	1.70	%(c)	3.96%		4.62%		4.53%		4.78%	4.34%

Supplemental Data:

Net assets, end of period (000)	$145,357		$136,085		$113,783		$125,722		$128,778	$114,704
Portfolio turnover rate	6.04	%(c)	31.06%		23.14%		32.22%		20.68%	32.16%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.
(d)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

156	See Notes to Financial Statements.

Financial Highlights (continued)
NEW JERSEY TAX FREE FUND

	Class F Shares

	Six Months Ended 3/31/2013 (unaudited)
			Year Ended 9/30

			2012		2011		2010		2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$5.07		$4.69		$4.85		$4.78		$4.43	$5.00

Investment operations:
Net investment income(a)	.09		.20		.22		.22		.21	.21
Net realized and unrealized gain (loss)	(.02)		.38		(.17)		.07		.35	(.56)

Total from investment operations	.07		.58		.05		.29		.56	(.35)

Distributions to shareholders from:
Net investment income	(.09)		(.20)		(.21)		(.22)		(.21)	(.22)

Net asset value, end of period	$5.05		$5.07		$4.69		$4.85		$4.78	$4.43

Total Return(b)	1.35	%(c)	12.51%		1.33%		6.23%		13.26%	(7.27)%
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses reimbursed	.35	%(c)	.73%		.75%		.72%		.70%	.74%

Expenses, excluding interest expense, including expense reductions and expenses reimbursed	.35	%(c)	.72	%(d)	.72	%(d)	.70	%(d)	.70%	.66	%(d)

Expenses, excluding expense reductions and expenses reimbursed	.35	%(c)	.73%		.75%		.72%		.70%	.77%
Net investment income	1.74	%(c)	3.98%		4.70%		4.61%		4.73%	4.41%

Supplemental Data:

Net assets, end of period (000)	$8,444		$7,400		$3,949		$2,775		$969	$48
Portfolio turnover rate	6.04	%(c)	31.06%		23.14%		32.22%		20.68%	32.16%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.
(d)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

See Notes to Financial Statements.	157

Financial Highlights (concluded)
NEW JERSEY TAX FREE FUND

	Class I Shares

	Six Months Ended 3/31/2013 (unaudited)		Year Ended 9/30/2012		1/31/2011(a) to 9/30/2011
Per Share Operating Performance
Net asset value, beginning of period	$5.07		$4.69		$4.42

Investment operations:
Net investment income(b)					—	(c)
Net realized and unrealized loss					(.01)

Total from investment operations					(.01)

Net asset value on SEC Effective Date, 2/1/2011					$4.41

Investment operations:
Net investment income(b)	.09		.21		.15
Net realized and unrealized gain (loss)	(.02)		.37		.28	(d)

Total from investment operations	.07		.58		.43

Distributions to shareholders from:
Net investment income	(.09)		(.20)		(.15)

Net asset value, end of period	$5.05		$5.07		$4.69

Total Return(e)					9.79	%(f)(g)
Total Return(e)	1.41	%(f)	12.43%		10.02	%(f)(h)
Ratios to Average Net Assets:

Expenses, excluding interest expense and including expense reductions	.30	%(f)	.60	%(i)	.59	%(i)(j)

Expenses, excluding expense reductions	.30	%(f)	.61%		.64	%(j)
Net investment income	1.81	%(f)	4.18%		4.85	%(j)

Supplemental Data:

Net assets, end of period (000)	$13		$12		$11
Portfolio turnover rate	6.04	%(f)	31.06%		23.14%

(a)	Commencement of operations was 1/31/2011, SEC effective date and date shares first became available to the public was 2/1/2011.
(b)	Calculated using average shares outstanding during the period.
(c)	Amount is less than $.01.
(d)

The per share amount does not represent the net realized and unrealized gain (loss) as presented on the Statements of Operations for the period due to the timing of sales of Fund shares and the amount of per share realized and unrealized gains and losses at such time.

(e)	Total return assumes the reinvestment of all distributions.
(f)	Not annualized.
(g)	Total return for the period 1/31/2011 through 9/30/2011.
(h)	Total return for the period 2/1/2011 through 9/30/2011.
(i)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.
(j)	Annualized.

158	See Notes to Financial Statements.

Financial Highlights
NEW YORK TAX FREE FUND

	Class A Shares

	Six Months Ended 3/31/2013 (unaudited)
			Year Ended 9/30

			2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$11.38		$10.66	$10.96	$10.78	$9.71	$10.96

Investment operations:
Net investment income(a)	.19		.43	.48	.49	.48	.46
Net realized and unrealized gain (loss)	(.03)		.73	(.30)	.17	1.06	(1.24)

Total from investment operations	.16		1.16	.18	.66	1.54	(.78)

Distributions to shareholders from:
Net investment income	(.19)		(.44)	(.48)	(.48)	(.47)	(.47)

Net asset value, end of period	$11.35		$11.38	$10.66	$10.96	$10.78	$9.71

Total Return(b)	1.38	%(c)	11.05%	1.85%	6.37%	16.49%	(7.37)%
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses reimbursed	.39	%(c)	.84%	.85%	.85%	.87%	.99%

Expenses, excluding interest expense, including expense reductions and expenses reimbursed(d)	.38	%(c)	.78%	.78%	.77%	.78%	.78%

Expenses, excluding expense reductions and expenses reimbursed	.39	%(c)	.84%	.85%	.85%	.87%	1.00%
Net investment income	1.64	%(c)	3.95%	4.64%	4.55%	4.90%	4.36%

Supplemental Data:

Net assets, end of period (000)	$317,095		$285,447	$216,126	$238,259	$231,452	$221,057
Portfolio turnover rate	1.69	%(c)	18.34%	47.37%	30.34%	22.34%	44.67%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.
(d)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

See Notes to Financial Statements.	159

Financial Highlights (continued)
NEW YORK TAX FREE FUND

	Class C Shares

	Six Months Ended 3/31/2013 (unaudited)
			Year Ended 9/30

			2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$11.37		$10.65	$10.95	$10.76	$9.70	$10.96

Investment operations:
Net investment income(a)	.15		.36	.42	.41	.41	.40
Net realized and unrealized gain (loss)	(.04)		.72	(.31)	.19	1.06	(1.25)

Total from investment operations	.11		1.08	.11	.60	1.47	(.85)

Distributions to shareholders from:
Net investment income	(.15)		(.36)	(.41)	(.41)	(.41)	(.41)

Net asset value, end of period	$11.33		$11.37	$10.65	$10.95	$10.76	$9.70

Total Return(b)	.96	%(c)	10.36%	1.19%	5.74%	15.69%	(8.02)%
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses reimbursed	.71	%(c)	1.47%	1.50%	1.54%	1.55%	1.63%

Expenses, excluding interest expense, including expense reductions and expenses reimbursed(d)	.70	%(c)	1.42%	1.43%	1.46%	1.46%	1.41%

Expenses, excluding expense reductions and expenses reimbursed	.71	%(c)	1.47%	1.50%	1.54%	1.55%	1.63%
Net investment income	1.32	%(c)	3.31%	3.99%	3.85%	4.21%	3.72%

Supplemental Data:

Net assets, end of period (000)	$54,304		$50,407	$38,627	$42,397	$37,554	$31,262
Portfolio turnover rate	1.69	%(c)	18.34%	47.37%	30.34%	22.34%	44.67%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.
(d)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

160	See Notes to Financial Statements.

Financial Highlights (continued)
NEW YORK TAX FREE FUND

	Class F Shares

	Six Months Ended 3/31/2013 (unaudited)
			Year Ended 9/30

			2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$11.39		$10.67	$10.97	$10.78	$9.72	$10.96

Investment operations:
Net investment income(a)	.19		.44	.49	.50	.48	.48
Net realized and unrealized gain (loss)	(.03)		.73	(.30)	.18	1.06	(1.24)

Total from investment operations	.16		1.17	.19	.68	1.54	(.76)

Distributions to shareholders from:
Net investment income	(.19)		(.45)	(.49)	(.49)	(.48)	(.48)

Net asset value, end of period	$11.36		$11.39	$10.67	$10.97	$10.78	$9.72

Total Return(b)	1.43	%(c)	11.15%	1.95%	6.57%	16.51%	(7.18)%
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses reimbursed	.34	%(c)	.74%	.75%	.75%	.77%	.82%

Expenses, excluding interest expense, including expense reductions and expenses reimbursed(d)	.33	%(c)	.68%	.68%	.67%	.68%	.61%

Expenses, excluding expense reductions and expenses reimbursed	.34	%(c)	.74%	.75%	.75%	.77%	.83%
Net investment income	1.69	%(c)	3.99%	4.73%	4.64%	4.81%	4.43%

Supplemental Data:

Net assets, end of period (000)	$20,695		$16,491	$7,907	$7,631	$3,143	$9
Portfolio turnover rate	1.69	%(c)	18.34%	47.37%	30.34%	22.34%	44.67%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.
(d)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

See Notes to Financial Statements.	161

Financial Highlights (concluded)
NEW YORK TAX FREE FUND

	Class I Shares

	Six Months Ended 3/31/2013 (unaudited)		Year Ended 9/30/2012	1/31/2011(a) to 9/30/2011
Per Share Operating Performance
Net asset value, beginning of period	$11.39		$10.67	$10.10

Investment operations:
Net investment income(b)				–	(c)
Net realized and unrealized loss				(.01)

Total from investment operations				(.01)

Net asset value on SEC Effective Date, 2/1/2011				$10.09

Investment operations:
Net investment income(b)	.20		.41	.34
Net realized and unrealized gain (loss)	(.04)		.77	.58	(d)

Total from investment operations	.16		1.18	.92

Distributions to shareholders from:
Net investment income	(.20)		(.46)	(.34)

Net asset value, end of period	$11.35		$11.39	$10.67

Total Return(e)				9.12	%(f)(g)
Total Return(e)	1.39	%(f)	11.30%	9.21	%(f)(h)
Ratios to Average Net Assets:
Expenses, excluding interest expense and including expense reductions(i)	.28	%(f)	.58%	.57	%(j)
Expenses, excluding expense reductions	.29	%(f)	.64%	.67	%(j)
Net investment income	1.73	%(f)	3.68%	4.91	%(j)

Supplemental Data:

Net assets, end of period (000)	$618		$265	$11
Portfolio turnover rate	1.69	%(f)	18.34%	47.37%

(a)	Commencement of operations was 1/31/2011, SEC effective date and date shares first became available to the public was 2/1/2011.
(b)	Calculated using average shares outstanding during the period.
(c)	Amount is less than $.01.
(d)

The per share amount does not represent the net realized and unrealized gain (loss) as presented on the Statements of Operations for the period due to the timing of sales of Fund shares and the amount of per share realized and unrealized gains and losses at such time.

(e)	Total return assumes the reinvestment of all distributions.
(f)	Not annualized.
(g)	Total return for the period 1/31/2011 through 9/30/2011.
(h)	Total return for the period 2/1/2011 through 9/30/2011.
(i)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.
(j)	Annualized.

162	See Notes to Financial Statements.

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Municipal Income Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Company was organized as a Maryland corporation on December 27, 1983.

The Company consists of the following eight portfolios (separately, a “Fund” and collectively, the “Funds”) and their respective classes:

Funds	Classes

Lord Abbett Short Duration Tax Free Fund (“Short Duration”)	A,B,C,F and I
Lord Abbett Intermediate Tax Free Fund (“Intermediate”)	A,B,C,F,I and P
Lord Abbett AMT Free Municipal Bond Fund (“AMT Free”)	A,C,F and I
Lord Abbett National Tax-Free Income Fund (“National”)	A,B,C,F,I and P
Lord Abbett High Yield Municipal Bond Fund (“High Yield”)	A,B,C,F,I and P
Lord Abbett California Tax-Free Income Fund (“California”)	A,C,F,I and P
Lord Abbett New Jersey Tax-Free Income Fund (“New Jersey”)	A,F and I
Lord Abbett New York Tax-Free Income Fund (“New York”)	A,C,F,I and P

Short Duration, Intermediate, AMT Free and National are diversified as defined in the Act. High Yield, California, New Jersey and New York are non-diversified as defined in the Act. Short Duration has not issued Class B shares and only Intermediate and High Yield have issued Class P shares. High Yield’s Class B shares were fully redeemed on March 12, 2013. The Funds no longer issue Class B shares for purchase. The Funds’ Class P shares are closed to substantially all investors, with certain exceptions as set forth in the Funds’ prospectus.

The investment objective of each Fund (except for High Yield) is to seek the maximum amount of interest income exempt from federal income tax as is consistent with reasonable risk. The investment objective of High Yield is to seek a high level of income exempt from federal income tax. Each of California, New Jersey and New York also seeks as high a level of interest income exempt from personal income tax of its corresponding state as is consistent with reasonable risk. In addition, New York seeks as high a level of interest income exempt from New York City personal income tax as is consistent with reasonable risk.

Each class has different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class B, C, F, I and P shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in each Fund’s prospectus); Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Notes to Financial Statements (unaudited)(continued)

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)

Investment Valuation–Under procedures approved by the Funds’ Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), each Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Exchange traded options and futures contracts are valued at the last sale price in the market where they are principally traded.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee and approved by the Board. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use observable inputs such as yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Investments in open-end money market mutual funds are valued at their NAV as of the close of each business day. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)

Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)

Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other income on the Statements of Operations. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)

Income Taxes–It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Funds’ filed U.S. federal tax returns remains open for the fiscal years ended September 30, 2009 through September 30,

Notes to Financial Statements (unaudited)(continued)

2012. The statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)

Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the Funds within the Company on a pro rata basis by relative net assets. Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C, F and P shares bear their class-specific share of all expenses and fees relating to the Funds’ 12b-1 Distribution Plan.

(f)

Futures Contracts–Each Fund may purchase and sell futures contracts to enhance returns, to attempt to hedge some of its investment risk, or as a substitute position for holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by a Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. Each Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract. As of March 31, 2013, each Fund, except Short Duration, had open futures contracts.

(g)

When-Issued Municipal Bonds–Each Fund may purchase new issues of municipal bonds, which are generally offered on a when-issued basis, with delivery and payment normally taking place approximately one month after the purchase date.

(h)

Municipal Bonds Held in Trust–Each Fund may invest in leveraged residual certificates (“TOB Residuals”) issued by tender option bond trusts (“TOBs”). A TOB is established by a third party sponsor forming a special purpose entity into which a Fund, or an agent on behalf of the Fund, transfers municipal securities. A TOB typically issues two classes of beneficial interests: short-term floating rate certificates (trust certificates), which are sold to third party investors, and residual certificates, which are generally issued to a Fund which made the transfer or to affiliates of the Fund. Each Fund’s transfer of the municipal securities to a TOB is accounted for as a secured borrowing, therefore the municipal securities deposited into a TOB are presented as investments in a Fund’s Schedule of Investments and the proceeds from the transactions are reported as a liability for trust certificates on the Statement of Assets and Liabilities. Similarly, proceeds from residual certificates issued to affiliates, if any, from the transaction are included in the liability for trust certificates. Interest income from the underlying security is recorded by a Fund on an accrual basis. Interest expense incurred on the secured borrowing and other expenses related to remarketing, administration and trustee services to a TOB are reported as expenses of a Fund. The floating rate certificates have interest rates that generally reset weekly and their holders have the option to tender certificates to the TOB for redemption at par at each reset date. The residual interests held by a Fund include the right of each Fund (1) to cause the holders of a proportional share of floating rate certificates to tender their certificates at par and (2) to transfer a corresponding share of the municipal securities from the TOB to the Fund. The TOB may also be terminated without the consent of the Fund upon the occurrence of certain events as defined in the TOB agreements. Such termination events may include the bankruptcy or default of the municipal bond, a substantial downgrade in credit quality of the municipal bond, the inability of the TOB to obtain quarterly or annual renewal of the liquidity

Notes to Financial Statements (unaudited)(continued)

support agreement, a substantial decline in market value of the municipal bond or the inability to remarket the short-term floating rate certificates to third party investors.

The following is a summary of each Fund’s liability for trust certificates, range of interest rates for such certificates and the aggregate value of the underlying municipal securities transferred to TOBs as of March 31, 2013, as well as the average trust certificates outstanding for the six months ended March 31, 2013:

Fund	Liability for Trust Certificates	Interest Rate or Range of Interest Rates	Underlying Municipal Bonds Transferred to TOBs	Average Trust Certificates Outstanding

Short Duration	$17,000,000.13%		$34,534,220	$17,000,000
Intermediate	11,815,000	.12% - .13%	25,852,060	11,815,000
AMT Free	—	—	—	—
National	62,165,000	.12% - .16%	145,631,217	72,475,000
High Yield	41,160,000	.12% - .16%	95,165,474	51,660,000
California	1,500,000.13%		3,605,250	1,500,000
New Jersey	—	—	—	—
New York	4,030,000.13%		9,322,905	4,030,000

Financial transactions executed through TOBs generally will underperform the market for fixed rate municipal bonds in a rising interest rate environment, but tend to outperform the market for fixed rate municipal bonds when interest rates decline or remain relatively stable. Should short-term interest rates rise, a Fund’s investment in TOB Residuals likely will adversely affect a Fund’s net investment income and distributions to shareholders. Fluctuations in the market value of municipal securities deposited into the TOB may adversely affect a Fund’s NAV per share. As of March 31, 2013, the carrying value of each Fund’s Liability for Trust Certificates approximates its fair value.

While the Funds’ investment policies and restrictions expressly permit investments in inverse floating rate securities such as TOB Residuals, they generally do not allow the Funds to borrow money for purposes of making investments. The Funds’ management believes that the Funds’ restrictions on borrowings do not apply to the secured borrowings for TOB transactions.

(i)

Fair Value Measurements–Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk—for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique.

Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Notes to Financial Statements (unaudited)(continued)

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2013 in valuing each Fund’s investments carried at fair value:

	Short Duration

Investment Type*	Level 1	Level 2	Level 3	Total

Municipal Bonds	$—	$2,208,477,140	$—	$2,208,477,140
Variable Rate Demand Notes	—	397,171,900	—	397,171,900

Total	$—	$2,605,649,040	$—	$2,605,649,040

Liabilities:

Trust Certificates	$—	$(17,000,000)	$—	$(17,000,000)

Total	$—	$(17,000,000)	$—	$(17,000,000)

	Intermediate

Investment Type*	Level 1	Level 2	Level 3		Total

Municipal Bonds	$—	$4,207,024,364	$40	(1)	$4,207,024,404
Money Market Mutual Fund	1,775	—	—		1,775
Variable Rate Demand Notes	—	92,620,000	—		92,620,000

Total	$1,775	$4,299,644,364	$40		$4,299,646,179

Liabilities:

Trust Certificates	$—	$(11,815,000)	$—		$(11,815,000)

Total	$—	$(11,815,000)	$—		$(11,815,000)

Other Financial Instruments

Futures Contracts
Assets	$—	$—	$—		$—
Liabilities	(1,035,363)	—	—		(1,035,363)

Total	$(1,035,363)	$—	$—		$(1,035,363)

(1)	Municipal Bond categorized as a Level 3 investment includes MI St Strategic Fd.

Notes to Financial Statements (unaudited)(continued)

	AMT Free

Investment Type*	Level 1	Level 2	Level 3	Total

Municipal Bonds	$—	$196,379,070	$—	$196,379,070

Total	$—	$196,379,070	$—	$196,379,070

Other Financial Instruments

Futures Contracts
Assets	$—	$—	$—	$—
Liabilities	(62,171)	—	—	(62,171)

Total	$(62,171)	$—	$—	$(62,171)

	National

Investment Type*	Level 1	Level 2	Level 3	Total

Municipal Bonds	$—	$2,207,794,444	$—	$2,207,794,444
Money Market Mutual Fund	908	—	—	908
Variable Rate Demand Notes	—	9,250,000	—	9,250,000

Total	$908	$2,217,044,444	$—	$2,217,045,352

Liabilities:

Trust Certificates	$—	$(62,165,000)	$—	$(62,165,000)

Total	$—	$(62,165,000)	$—	$(62,165,000)

Other Financial Instruments

Futures Contracts
Assets	$—	$—	$—	$—
Liabilities	(773,395)	—	—	(773,395)

Total	$(773,395)	$—	$—	$(773,395)

	High Yield

Investment Type*	Level 1	Level 2	Level 3		Total

Municipal Bonds	$—	$2,260,375,888	$850	(1)	$2,260,376,738
Money Market Mutual Fund	797	—	—		797
Variable Rate Demand Notes	—	5,850,000	—		5,850,000

Total	$797	$2,266,225,888	$850		$2,266,227,535

Liabilities:

Trust Certificates	$—	$(41,160,000)	$—		$(41,160,000)

Total	$—	$(41,160,000)	$—		$(41,160,000)

Other Financial Instruments

Futures Contracts
Assets	$—	$—	$—		$—
Liabilities	(788,858)	—	—		(788,858)

Total	$(788,858)	$—	$—		$(788,858)

(1)	Municipal Bonds categorized as Level 3 investments include MI St Strategic Fd, Moraine Ohio Solid Waste Disp AMT, and Ohio St Pollution Ctl Rev.

Notes to Financial Statements (unaudited)(continued)

California

Investment Type*	Level 1	Level 2	Level 3	Total

Municipal Bonds	$—	$269,105,290	$—	$269,105,290
Money Market Mutual Fund	26	—	—	26
Variable Rate Demand Note	—	500,000	—	500,000

Total	$26	$269,605,290	$—	$269,605,316

Liabilities:

Trust Certificates	$—	$(1,500,000)	$—	$(1,500,000)

Total	$—	$(1,500,000)	$—	$(1,500,000)

Other Financial Instruments

Futures Contracts
Assets	$—	$—	$—	$—
Liabilities	(144,479)	—	—	(144,479)

Total	$(144,479)	$—	$—	$(144,479)

New Jersey

Investment Type*	Level 1	Level 2	Level 3	Total

Municipal Bonds	$—	$151,325,614	$—	$151,325,614
Money Market Mutual Fund	5	—	—	5

Total	$5	$151,325,614	$—	$151,325,619

Other Financial Instruments

Futures Contracts
Assets	$—	$—	$—	$—
Liabilities	(68,611)	—	—	(68,611)

Total	$(68,611)	$—	$—	$(68,611)

New York

Investment Type*	Level 1	Level 2	Level 3	Total

Municipal Bonds	$—	$393,904,662	$—	$393,904,662
Money Market Mutual Fund	331	—	—	331

Total	$331	$393,904,662	$—	$393,904,993

Liabilities:

Trust Certificates	$—	$(4,030,000)	$—	$(4,030,000)

Total	$—	$(4,030,000)	$—	$(4,030,000)

Other Financial Instruments

Futures Contracts
Assets	$—	$—	$—	$—
Liabilities	(171,461)	—	—	(171,461)

Total	$(171,461)	$—	$—	$(171,461)

*        See Schedule of Investments for fair values in each industry.

Notes to Financial Statements (unaudited)(continued)

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Fund	Intermediate	High Yield

Investment Type	Municipal Bonds	Municipal Bonds

Balance as of October 1, 2012	$—	$—
Accrued discounts/premiums	—	—
Realized gain (loss)	—	—
Change in unrealized
appreciation/depreciation	(2,460)	(52,213)
Purchases	—	—
Sales	—	—
Net transfers in or out of Level 3	2,500	53,063

Balance as of March 31, 2013	$40	$850

(j)

Disclosures about Derivative Instruments and Hedging Activities–Each Fund, except Short Duration, entered into U.S. Treasury futures contracts during the six months ended March 31, 2013 (as described in note 2(f)) to hedge against changes in interest rates. The Funds bear the risk of interest rates moving unexpectedly, in which case the Funds may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

As of March 31, 2013, the Funds had interest rate futures contracts with cumulative net unrealized appreciation/depreciation which are included in the Schedules of Investments. Only the current day’s variation margin is included in the Statements of Assets and Liabilities. The net realized gain/(loss) and net change in unrealized appreciation/depreciation on futures contracts are included in the Statements of Operations under the captions Net realized gain (loss) on investments and futures contracts and Net change in unrealized appreciation/depreciation on investments and futures contracts, respectively.

The following is a summary of U.S. Treasury futures contracts as of and during the six months ended March 31, 2013:

	Net Unrealized Depreciation as of March 31, 2013	Net Realized Gain	Net Change in Unrealized Appreciation/ Depreciation	Average Number of Contracts*

Intermediate	$(1,035,363)	$1,804,791	$(589,321)	983
AMT Free	(62,171)	63,823	(44,618)	79
National	(773,395)	1,455,868	(697,437)	703
High Yield	(788,858)	619,780	(699,191)	710
California	(144,479)	207,188	(76,121)	114
New Jersey	(68,611)	77,770	(60,193)	57
New York	(171,461)	252,002	(151,320)	126

*        Calculated based on the number of contracts for the six months ended March 31, 2013.

Notes to Financial Statements (unaudited)(continued)

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fees

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies each Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of each Fund’s investment portfolio.

The management fee for each of National, California, New Jersey and New York is based on each Fund’s average daily net assets at the following annual rate:

First $1 billion	.45%
Next $1 billion	.40%
Over $2 billion	.35%

The management fee for Short Duration is based on each Fund’s average daily net assets at the following annual rate:

First $2 billion	.40%
Next $3 billion	.375%
Over $5 billion	.35%

The management fee for Intermediate is based on the Fund’s average daily net assets. Effective February 1, 2013, the management agreement was amended, resulting in the following annual rates:

	Effective February 1, 2013	Prior to February 1, 2013

First $2 billion	.40%	.40%
Next $3 billion	.375%	.375%
Next $5 billion	.35%	.35%
Over $10 billion	.32%	.35%

The management fee for each of AMT Free and High Yield is based on each Fund’s average daily net assets at the following annual rate:

First $1 billion	.50%
Next $1 billion	.45%
Over $2 billion	.40%

For the six months ended March 31, 2013, the effective management fee, net of waivers, was at the following annualized rate of each Fund’s average daily net assets:

Effective Management Fee

Short Duration	.32%
Intermediate	.37%
AMT Free	.20%
National	.42%
High Yield	.47%
California	.45%
New Jersey	.45%
New York	.45%

Notes to Financial Statements (unaudited)(continued)

In addition, Lord Abbett provides certain administrative services to each Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of each Fund’s average daily net assets.

For the period February 1, 2013 through January 31, 2014, Lord Abbett has contractually agreed to waive all or a portion of its management fee and fund administration fee for Short Duration, Intermediate and AMT Free and reimburse each Fund’s expenses to the extent necessary to limit total net annual operating expenses for each class, excluding 12b-1 fees and interest related expenses, to an annual rate of .43%, .49% and .40%, respectively. This agreement may be terminated only by the Board.

For the twelve month period through January 31, 2013, Lord Abbett had contractually agreed to waive all or a portion of its management fee and fund administration fee for Short Duration, Intermediate and AMT Free and reimburse each Fund’s expenses to the extent necessary to limit total net annual operating expenses for each class, excluding 12b-1 fees and interest related expenses, to an annual rate of .41%, .47% and .35%, respectively.

12b-1 Distribution Plan
Each Fund has adopted a distribution plan with respect to Class A, B, C, F and P shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon each Fund’s average daily net assets as follows:

Fees	Class A	Class B	Class C(1)	Class F	Class P

Service	.15%	.25%	.25%	—	.25%
Distribution	.05%	.75%	.75%	.10%	.20%

(1)

The Rule 12b-1 fee each Fund pays on Class C shares is a blended rate based on 1.00% of each Fund’s average daily net assets attributable to Class C shares held for less than one year and .80% (.25% service, .55% distribution) of each Fund’s average daily net assets attributable to Class C shares held for one year or more. All Class C shareholders of a Fund will bear Rule 12b-1 fees at the same rate.

Class I shares do not have a distribution plan.

Commissions
Distributor received the following commissions on sales of shares of the Funds, after concessions were paid to authorized dealers, for the six months ended March 31, 2013:

	Distributor Commissions	Dealers’ Concessions

Short Duration	$ 51,250	$ 312,581
Intermediate	204,804	1,208,276
AMT Free	25,079	146,093
National	194,366	1,156,172
High Yield	170,240	1,084,293
California	12,196	68,107
New Jersey	5,935	35,473
New York	17,230	108,278

Notes to Financial Statements (unaudited)(continued)

Distributor received the following amount of CDSCs for the six months ended March 31, 2013:

	Class A	Class C

Short Duration	$275,719	$ 52,163
Intermediate	226,079	88,089
AMT Free	23,471	3,856
National	47,876	20,699
High Yield	105,775	38,958
California	7,592	4,393
New Jersey	—	—
New York	6,282	3,795

During the six months ended March 31, 2013, two Directors and certain of the Company’s officers had an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared daily and paid monthly. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended March 31, 2013 and fiscal year ended September 30, 2012 were as follows:

		Short Duration		Intermediate

	Six Months Ended 3/31/2013 (unaudited)	Year Ended 9/30/2012	Six Months Ended 3/31/2013 (unaudited)	Year Ended 9/30/2012

Distributions paid from:
Tax-exempt income	$17,861,266	$34,337,008	$52,056,591	$91,374,736
Net long-term capital gains	1,187,055	1,326,190	—	—

Total distributions paid	$19,048,321	$35,663,198	$52,056,591	$91,374,736

		AMT Free		National

	Six Months Ended 3/31/2013 (unaudited)	Year Ended 9/30/2012	Six Months Ended 3/31/2013 (unaudited)	Year Ended 9/30/2012

Distributions paid from:
Tax-exempt income	$3,282,477	$4,639,188	$39,449,209	$79,268,242

Total distributions paid	$3,282,477	$4,639,188	$39,449,209	$79,268,242

Notes to Financial Statements (unaudited)(continued)

		High Yield		California

	Six Months Ended 3/31/2013 (unaudited)	Year Ended 9/30/2012	Six Months Ended 3/31/2013 (unaudited)	Year Ended 9/30/2012

Distributions paid from:
Tax-exempt income	$47,450,453	$85,717,155	$4,429,020	$8,748,816
Ordinary income	—	827,394	—	—

Total distributions paid	$47,450,453	$86,544,549	$4,429,020	$8,748,816

		New Jersey		New York

	Six Months Ended 3/31/2013 (unaudited)	Year Ended 9/30/2012	Six Months Ended 3/31/2013 (unaudited)	Year Ended 9/30/2012

Distributions paid from:
Tax-exempt income	$2,571,206	$5,148,928	$6,038,619	$11,328,508

Total distributions paid	$2,571,206	$5,148,928	$6,038,619	$11,328,508

As of September 30, 2012, the capital loss carryforwards, along with the related expiration dates, were as follows:

	2013	2014	2015	2016	2017	2018	2019	Indefinite	Total

Intermediate	$—	$—	$—	$—	$—	$—	$2,119,633	$—	$2,119,633
AMT	—	—	—	—	—	—	—	308,610	308,610
National	211,810	1,608,164	1,395,469	1,774,936	24,469,869	16,239,818	—	622,922	46,322,988
High Yield	—	1,759,893	9,152,078	16,838,530	112,613,733	77,996,014	36,257,876	45,256,026	299,874,150
California	—	—	429,137	3,345	1,405,669	5,151,330	502,921	5,963,901	13,456,303
New Jersey	—	87,412	—	—	—	4,168,179	1,290,500	2,722,106	8,268,197
New York	—	562,562	—	—	1,280,143	5,906,184	2,268,803	2,029,184	12,046,876

In accordance with the Regulated Investment Company Modernization Act of 2010, each Fund will carryforward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) indefinitely. Post-enactment losses will also retain their character as either short-term or long-term and be utilized before any pre-enactment losses.

As of March 31, 2013, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Gain	Gross Unrealized Loss	Net Unrealized Gain

Short Duration	$2,542,615,776	$ 50,529,919	$ (4,496,655)	$ 46,033,264
Intermediate	4,071,518,750	234,766,680	(18,454,251)	216,312,429
AMT Free	185,427,475	11,828,215	(876,620)	10,951,595
National	1,995,119,378	190,278,160	(30,517,186)	159,760,974
High Yield	2,133,946,655	209,349,948	(118,229,068)	91,120,880
California	244,385,313	24,441,968	(721,965)	23,720,003
New Jersey	141,110,725	12,087,537	(1,872,643)	10,214,894
New York	364,625,536	27,876,834	(2,627,377)	25,249,457

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of accretion on market discount, tender option bond trusts and other temporary adjustments.

Notes to Financial Statements (unaudited)(continued)

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) during the six months ended March 31, 2013 were as follows:

	Purchases	Sales

Short Duration	$291,660,399	$169,219,935
Intermediate	959,274,778	400,596,389
AMT Free	57,441,845	32,487,483
National	413,057,558	308,624,132
High Yield	350,202,306	142,084,677
California	35,320,251	16,098,085
New Jersey	21,336,310	9,020,069
New York	54,489,622	6,401,172

There were no purchases or sales of U.S. Government securities during the six months ended March 31, 2013.

6.	DIRECTORS’ REMUNERATION

During the six months ended March 31, 2013, the Company’s officers and the two Directors who were associated with Lord Abbett did not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statements of Operations and in Directors’ fees payable on the Statements of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

7.	EXPENSE REDUCTIONS

The Company has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of each Fund’s expenses.

8.	LINE OF CREDIT

On April 2, 2012, the Funds and certain other funds managed by Lord Abbett (the “participating funds”) entered into an unsecured revolving credit facility (“Facility”) with State Street Bank and Trust Company (“SSB”), to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Facility is renewed annually under terms that depend on market conditions at the time of the renewal. The amounts available under the Facility are (i) the lesser of either $250,000,000 or 33.33% of total assets per participating fund and (ii) $350,000,000 in the aggregate for all participating funds. The annual fee to maintain the Facility is .09% of the amount available under the Facility. Each participating fund pays its pro rata share based on the net assets of each participating fund. This amount is included in Other expenses on the Funds’ Statements of Operations. Any borrowings under this Facility will bear interest at current market rates as set forth in the credit agreement. As of March 31, 2013 there were no loans pursuant to this Facility, nor was the Facility utilized any time during the six months ended March 31, 2013.

Notes to Financial Statements (unaudited)(continued)

Effective April 1, 2013, the Funds and the participating funds entered into a short term extension of the Facility through June 30, 2013.

9.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund’s NAV.

10.	INVESTMENT RISKS

Each Fund’s performance and the fair value of its investments will vary in response to changes in interest rates and other market factors. As interest rates rise, a Fund’s investments typically will lose value. This risk is usually greater for long-term bonds and particularly for inverse floaters than for shorter-term bonds. As a result, each Fund, to the extent it invests in long-term bonds and inverse floaters, is subject to such greater market risk.

Additional risks that could reduce each Fund’s performance or increase volatility include call risk, credit risk, derivatives risk, extension risk, governmental risk, industry risk, liquidity risk, market and portfolio management risks, state and territory risks, and taxability risk. Credit risk varies among states based upon the economic and fiscal conditions of each state and the municipalities within the state.

There is the risk that an issuer of a municipal bond may fail to make timely payments of principal or interest to a Fund, a risk that is greater with municipal bonds rated below investment grade (sometimes called “lower rated bonds” or “junk bonds”). High Yield invests a significant portion of its assets in such bonds. AMT Free and National may invest up to 35% and all other Funds (excluding High Yield) may invest up to 20% of their respective assets in such bonds. Some issuers, particularly of junk bonds, may default as to principal and/or interest payments after a Fund purchases their securities. A default, or concerns in the market about an increase in risk of default or the deterioration in the creditworthiness of an issuer, may result in losses to the Fund. Junk bonds are considered predominantly speculative by traditional investment standards. In addition, the market for lower rated municipal bonds generally is less liquid than the market for higher rated bonds, subjecting them to greater price fluctuations which could result in losses.

Each of High Yield, California, New Jersey and New York is non-diversified, which means that it may invest a greater portion of its assets in a single issuer than a diversified fund. Thus, it may be exposed to greater risk.

Because each of California, New Jersey and New York focuses on a particular state or territory, each Fund’s performance may be more affected by local, state and regional factors than a Fund that invests in municipal bonds issued in many states. These factors may include, for example, economic or political developments, erosion of the tax base and the possibility of credit problems. In addition, downturns or developments in the U.S. economy or in foreign economies or significant world events may harm the performance of any of the Funds (including Short Duration, Intermediate, AMT Free, National, and High Yield), and may do so disproportionately as a result of the corresponding disproportionate impact of such occurrences on particular state, territory, or local economies.

Each Fund (except AMT Free and High Yield) may invest up to 20% of its net assets in private activity bonds (sometimes called “AMT paper”). AMT Free may not invest in AMT paper. High Yield may invest up to 100% of its net assets in AMT paper. The credit quality of such bonds usually is directly related to the credit standing of the private user of the facilities.

Notes to Financial Statements (unaudited)(continued)

Each Fund may invest no more than 20% of its net assets in TOB Residuals, except High Yield, which may invest up to 100% of its net assets in TOB Residuals. A TOB Residual, sometimes referred to as an inverse floater or a residual interest bond (“RIB”), is a type of “derivative” debt instrument with a floating or variable interest rate that moves in the opposite direction of the interest rate on another specific fixed-rate security (“specific fixed-rate security”). Changes in the interest rate on the specific fixed-rate security inversely affect the residual interest paid on the TOB Residual, with the result that when interest rates rise, TOB Residuals’ interest payments are lowered and their value falls faster than securities similar to the specific fixed-rate security. When interest rates fall, not only do TOB Residuals generally provide interest payments that are higher than securities similar to the specific fixed-rate security, but their values generally also rise faster than such similar securities.

In addition, loss may result from a Fund’s investments in certain derivative transactions such as futures contracts, swap transactions, interest rate caps, inverse floaters and similar transactions. These instruments may be leveraged so that small changes may produce disproportionate and substantial losses to the Fund. They also may increase a Fund’s interest rate risk.

Each Fund may purchase securities on a forward commitment or when-issued basis. Delivery and payment for such securities can take place a month or more after the transaction date. During this period such securities are subject to market fluctuations.

11.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

Short Duration	Six Months Ended March 31, 2013 (unaudited)		Year Ended September 30, 2012

Class A Shares	Shares	Amount	Shares	Amount

Shares sold	23,008,946	$367,060,274	42,634,932	$677,233,559
Reinvestment of distributions	506,744	8,081,981	962,340	15,283,241
Shares reacquired	(18,705,487)	(298,364,328)	(27,890,001)	(442,708,942)

Increase	4,810,203	$76,777,927	15,707,271	$249,807,858

Class C Shares

Shares sold	3,146,930	$50,214,754	6,990,353	$111,023,211
Reinvestment of distributions	49,226	785,058	102,850	1,632,797
Shares reacquired	(2,722,397)	(43,435,182)	(3,894,296)	(61,852,259)

Increase	473,759	$7,564,630	3,198,907	$50,803,749

Class F Shares

Shares sold	19,160,445	$305,690,773	37,232,554	$591,634,817
Reinvestment of distributions	157,195	2,507,221	274,754	4,364,848
Shares reacquired	(17,831,636)	(284,433,632)	(16,502,555)	(262,303,705)

Increase	1,486,004	$23,764,362	21,004,753	$333,695,960

Class I Shares

Shares sold	1,144,222	$18,259,191	2,584,913	$41,036,826
Reinvestment of distributions	13,016	207,570	15,568	247,626
Shares reacquired	(742,780)	(11,845,054)	(1,553,382)	(24,693,271)

Increase	414,458	$6,621,707	1,047,099	$16,591,181

Notes to Financial Statements (unaudited)(continued)

Intermediate	Six Months Ended March 31, 2013 (unaudited)		Year Ended September 30, 2012

Class A Shares	Shares	Amount	Shares	Amount

Shares sold	50,082,582	$553,435,395	93,112,669	$1,002,185,243
Converted from Class B*	12,855	141,677	34,912	375,792
Reinvestment of distributions	2,055,063	22,701,591	3,565,467	38,478,162
Shares reacquired	(32,785,225)	(362,090,154)	(40,951,426)	(439,417,803)

Increase	19,365,275	$214,188,509	55,761,622	$601,621,394

Class B Shares

Shares sold	27,516	$304,914	29,128	$313,376
Reinvestment of distributions	3,122	34,471	8,701	93,516
Shares reacquired	(57,149)	(631,725)	(85,187)	(913,705)
Converted to Class A*	(12,867)	(141,677)	(34,944)	(375,792)

Decrease	(39,378)	$(434,017)	(82,302)	$(882,605)

Class C Shares

Shares sold	12,011,319	$132,572,596	26,726,818	$287,280,002
Reinvestment of distributions	422,310	4,659,011	775,821	8,358,675
Shares reacquired	(6,124,532)	(67,547,597)	(7,103,145)	(76,377,675)

Increase	6,309,097	$69,684,010	20,399,494	$219,261,002

Class F Shares

Shares sold	35,550,449	$392,537,531	55,913,926	$600,833,634
Reinvestment of distributions	620,430	6,851,450	973,940	10,522,333
Shares reacquired	(18,168,982)	(200,489,661)	(17,386,747)	(187,081,406)

Increase	18,001,897	$198,899,320	39,501,119	$424,274,561

Class I Shares

Shares sold	1,973,403	$21,759,590	3,505,459	$37,682,400
Reinvestment of distributions	30,159	333,379	23,494	255,009
Shares reacquired	(1,334,624)	(14,727,673)	(362,249)	(3,939,197)

Increase	668,938	$7,365,296	3,166,704	$33,998,212

Class P Shares

Reinvestment of distributions	16.437	$179	37.982	$409

Increase	16.437	$179	37.982	$409

AMT Free	Six Months Ended March 31, 2013 (unaudited)		Year Ended September 30, 2012

Class A Shares	Shares	Amount	Shares	Amount

Shares sold	3,387,262	$56,205,699	5,125,553	$80,830,989
Reinvestment of distributions	115,749	1,915,841	159,905	2,542,938
Shares reacquired	(2,139,104)	(35,543,852)	(2,341,903)	(37,010,690)

Increase	1,363,907	$22,577,688	2,943,555	$46,363,237

Notes to Financial Statements (unaudited)(continued)

AMT Free	Six Months Ended March 31, 2013 (unaudited)		Year Ended September 30, 2012

Class C Shares	Shares	Amount	Shares	Amount

Shares sold	573,666	$9,509,803	1,004,269	$15,895,353
Reinvestment of distributions	12,221	202,259	12,078	192,957
Shares reacquired	(173,722)	(2,882,582)	(70,344)	(1,119,948)

Increase	412,165	$6,829,480	946,003	$14,968,362

Class F Shares

Shares sold	936,662	$15,582,500	1,972,709	$31,322,368
Reinvestment of distributions	20,269	335,593	14,665	235,359
Shares reacquired	(847,341)	(14,033,016)	(249,847)	(3,989,887)

Increase	109,590	$1,885,077	1,737,527	$27,567,840

Class I Shares

Shares sold	1,218	$20,000	893,026	$14,222,738
Reinvestment of distributions	3,619	60,037	59	948
Shares reacquired	(353,148)	(5,822,000)	(382,874)	(6,150,000)

Increase (decrease)	(348,311)	$(5,741,963)	510,211	$8,073,686

National	Six Months Ended March 31, 2013 (unaudited)		Year Ended September 30, 2012

Class A Shares	Shares	Amount	Shares	Amount

Shares sold	18,382,857	$214,482,276	28,420,946	$315,267,233
Converted from Class B*	33,571	391,603	120,130	1,323,114
Reinvestment of distributions	2,403,371	28,013,651	5,018,202	55,496,738
Shares reacquired	(13,610,734)	(158,645,263)	(20,036,068)	(220,598,682)

Increase	7,209,065	$84,242,267	13,523,210	$151,488,403

Class B Shares

Shares sold	17,896	$209,935	31,421	$339,685
Reinvestment of distributions	7,024	82,297	21,004	232,543
Shares reacquired	(40,814)	(477,245)	(130,923)	(1,450,927)
Converted to Class A*	(33,403)	(391,603)	(119,536)	(1,323,114)

Decrease	(49,297)	$(576,616)	(198,034)	$(2,201,813)

Class C Shares

Shares sold	3,350,397	$39,120,882	5,516,258	$61,212,972
Reinvestment of distributions	194,170	2,265,526	371,609	4,118,872
Shares reacquired	(2,219,634)	(25,898,502)	(2,242,441)	(24,765,890)

Increase	1,324,933	$15,487,906	3,645,426	$40,565,954

Class F Shares

Shares sold	4,276,441	$49,814,286	5,825,691	$64,453,660
Reinvestment of distributions	141,168	1,643,929	210,971	2,341,872
Shares reacquired	(1,899,286)	(22,125,323)	(2,388,365)	(26,257,268)

Increase	2,518,323	$29,332,892	3,648,297	$40,538,264

Notes to Financial Statements (unaudited)(continued)

National	Six Months Ended March 31, 2013 (unaudited)		Year Ended September 30, 2012

Class I Shares	Shares	Amount	Shares	Amount

Shares sold	55,781	$651,066	5,686	$65,206
Reinvestment of distributions	546	6,362	62	695
Shares reacquired	(1,427)	(16,529)	—	—

Increase	54,900	$640,899	5,748	$65,901

High Yield	Six Months Ended March 31, 2013 (unaudited)		Year Ended September 30, 2012

Class A Shares	Shares	Amount	Shares	Amount

Shares sold	22,932,020	$279,253,755	33,169,150	$380,677,984
Reinvestment of distributions	2,095,077	25,561,056	3,917,450	44,772,742
Shares reacquired	(15,513,362)	(189,070,128)	(20,893,388)	(235,241,433)

Increase	9,513,735	$115,744,683	16,193,212	$190,209,293

Class B Shares

Reinvestment of distributions	6	$78	44.665	$512
Shares reacquired	(1,005)	(12,248)	—	—

Increase (decrease)	(999)	$(12,170)	44.665	$512

Class C Shares

Shares sold	5,362,726	$65,322,931	9,914,109	$113,874,665
Reinvestment of distributions	623,160	7,607,584	1,321,792	15,090,829
Shares reacquired	(5,271,179)	(64,266,356)	(7,844,922)	(88,941,259)

Increase	714,707	$8,664,159	3,390,979	$40,024,235

Class F Shares

Shares sold	14,341,261	$175,399,091	12,839,207	$147,250,418
Reinvestment of distributions	354,222	4,325,027	520,235	5,968,087
Shares reacquired	(5,120,304)	(62,518,721)	(7,512,729)	(85,432,106)

Increase	9,575,179	$117,205,397	5,846,713	$67,786,399

Class I Shares

Shares sold	230,968	$2,811,907	90,432	$1,043,602
Reinvestment of distributions	2,438	29,802	1,050	12,256
Shares reacquired	(156,423)	(1,903,361)	(159,093)	(1,854,911)

Increase (decrease)	76,983	$938,348	(67,611)	$(799,053)

Class P Shares

Reinvestment of distributions	23.301	$279	51.365	$591

Increase	23.301	$279	51.365	$591

Notes to Financial Statements (unaudited)(continued)

California	Six Months Ended March 31, 2013 (unaudited)		Year Ended September 30, 2012

Class A Shares	Shares	Amount	Shares	Amount

Shares sold	2,662,369	$28,879,528	4,558,879	$47,597,103
Reinvestment of distributions	250,402	2,716,710	502,520	5,218,897
Shares reacquired	(1,853,650)	(20,074,990)	(2,442,508)	(25,218,536)

Increase	1,059,121	$11,521,248	2,618,891	$27,597,464

Class C Shares

Shares sold	559,311	$6,076,886	1,239,388	$12,927,225
Reinvestment of distributions	36,923	400,838	69,196	719,790
Shares reacquired	(391,544)	(4,245,586)	(531,315)	(5,515,593)

Increase	204,690	$2,232,138	777,269	$8,131,422

Class F Shares

Shares sold	778,765	$8,429,235	1,195,948	$12,474,687
Reinvestment of distributions	22,668	245,930	36,780	382,961
Shares reacquired	(389,301)	(4,216,304)	(625,484)	(6,533,390)

Increase	412,132	$4,458,861	607,244	$6,324,258

Class I Shares

Reinvestment of distributions	22	$233	49	$513

Increase	22	$233	49	$513

New Jersey	Six Months Ended March 31, 2013 (unaudited)		Year Ended September 30, 2012

Class A Shares	Shares	Amount	Shares	Amount

Shares sold	3,150,146	$16,055,078	8,392,260	$40,514,369
Reinvestment of distributions	323,587	1,649,213	782,762	3,836,105
Shares reacquired	(1,504,948)	(7,652,145)	(6,583,445)	(31,927,739)

Increase	1,968,785	$10,052,146	2,591,577	$12,422,735

Class F Shares

Shares sold	377,424	$1,928,814	1,041,622	$5,116,257
Reinvestment of distributions	14,971	76,323	24,444	120,686
Shares reacquired	(178,565)	(909,706)	(448,666)	(2,207,709)

Increase	213,830	$1,095,431	617,400	$3,029,234

Class I Shares

Reinvestment of distributions	44	$225	98	$485

Increase	44	$225	98	$485

New York	Six Months Ended March 31, 2013 (unaudited)		Year Ended September 30, 2012

Class A Shares	Shares	Amount	Shares	Amount

Shares sold	4,729,490	$54,326,438	6,773,327	$75,297,315
Reinvestment of distributions	346,601	3,964,661	610,578	6,745,539
Shares reacquired	(2,215,243)	(25,378,977)	(2,571,509)	(28,328,743)

Increase	2,860,848	$32,912,122	4,812,396	$53,714,111

Notes to Financial Statements (unaudited)(concluded)

New York	Six Months Ended March 31, 2013 (unaudited)		Year Ended September 30, 2012

Class C Shares	Shares	Amount	Shares	Amount

Shares sold	695,486	$7,960,517	1,339,145	$14,844,381
Reinvestment of distributions	37,873	432,623	73,210	807,397
Shares reacquired	(376,687)	(4,305,109)	(604,643)	(6,677,400)

Increase	356,672	$4,088,031	807,712	$8,974,378

Class F Shares

Shares sold	553,586	$6,338,732	918,529	$10,111,498
Reinvestment of distributions	16,514	189,075	29,164	323,460
Shares reacquired	(195,767)	(2,242,522)	(240,832)	(2,670,085)

Increase	374,333	$4,285,285	706,861	$7,764,873

Class I Shares

Shares sold	30,837	$350,000	22,038	$250,000
Reinvestment of distributions	422	4,834	192	2,164
Shares reacquired	(50)	(583)	—	—

Increase	31,209	$354,251	22,230	$252,164

*

Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

Approval of Advisory Contract

The Board of Directors of the Company, including all of the Directors who are not interested persons of the Company or Lord, Abbett & Co. LLC (“Lord Abbett”), annually considers whether to approve the continuation of the existing management agreement between the Fund and Lord Abbett. In connection with its most recent approval, the Board reviewed materials relating specifically to the management agreement, as well as numerous materials received throughout the course of the year, including information about the Fund’s investment performance compared to the performance of its benchmark. Before making its decision as to each Fund, the Board had the opportunity to ask questions and request further information, taking into account its familiarity with Lord Abbett gained through its meetings and discussions. These meetings and discussions included the examination of the portfolio management teams conducted by members of the Contract Committee, the deliberations of the Contract Committee, and discussions between the Contract Committee and Lord Abbett’s management.

The materials received by the Board as to each Fund included, but were not limited to: (1) information provided by Lipper Inc. regarding the investment performance of the Fund compared to the investment performance of a group of funds within the same investment classification/objective (the “performance universe”) and the investment performance of an appropriate benchmark; (2) information on the expense ratios, contractual and effective management fee rates, and other expense components for the Fund and one or more groups of funds with similar objectives and of similar size (the “peer group”); (3) information provided by Lord Abbett on the projected expense ratios, management fee rates, and other expense components for the Fund; (4) sales and redemption information for the Fund; (5) information regarding Lord Abbett’s financial condition; (6) an analysis of the relative profitability of the management agreement to Lord Abbett; (7) information provided by Lord Abbett regarding the investment management fees Lord Abbett receives from its other advisory clients maintaining accounts with a similar investment strategy as the Fund; (8) information regarding the distribution arrangements of the Fund; and (9) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management Services Generally. The Board considered the investment management services provided by Lord Abbett to each Fund, including investment research, portfolio management, and trading, and Lord Abbett’s commitment to compliance with all relevant legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest resulting from being engaged in other lines of business. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other.

Investment Performance. The Board reviewed each Fund’s investment performance in relation to that of the relevant performance universes, in each case as of various periods ended September 30, 2012. As to each of Short Duration Tax Free Fund, Intermediate Tax Free Fund, AMT Free Municipal Bond Fund, and National Tax Free Fund, the Board observed that the investment performance of the Class A shares was above the median of the performance universe for each period. As to High Yield Municipal Bond Fund, the Board observed that the performance of the Class A shares was above the median of the performance universe for the nine-month and one-year periods and below the median for the three-year and five-year periods. As to each of California Tax Free Income Fund and New Jersey Tax Free Fund, the Board observed that the performance of the Class A shares was above the median of the performance universe for the nine-month, one-year, and three-year periods and below the median for the five-year and ten-year periods. As to New York Tax Free Income Fund, the Board observed that the performance of the Class A shares was above the median of the performance universe for the nine-month, one-year, three-year, and five-year periods and below the median for the ten-year period.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to each Fund, in light of its investment objective and discipline. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s investment management staff, Lord Abbett’s investment methodology and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining investment management personnel.

Nature and Quality of Other Services. The Board considered the nature, quality, costs, and extent of compliance, administrative, and other services performed by Lord Abbett and Lord Abbett Distributor LLC (“Distributor”) and the nature and extent of Lord Abbett’s supervision of third party service providers, including each Fund’s transfer agent and custodian.

Expenses. The Board considered the expense level of each class of shares of each Fund and the expense levels of one or more corresponding peer groups. The Board considered the fiscal periods on which the peer group comparisons were based, and noted that the fiscal years of many funds in each Fund’s peer group did not coincide with the Fund’s fiscal year. It also considered the projected expense levels of each Fund and how those levels would relate to those of the peer group and the amount and nature of the fees paid by shareholders. As to Short Duration Tax Free Fund, the Board observed that the expense ratios were generally below or the same as medians of the peer group. As to Intermediate Tax Free Fund, the Board observed that some of the expense ratios were below and others were above the medians of the peer group. In addition, as to Intermediate Tax Free Fund, the Board noted that Lord Abbett had agreed to a new fee schedule to the Management Agreement, effective February 1, 2013. As to AMT Free Municipal Bond Fund, the Board observed that the expense ratios were below the medians of the peer group. As to National Tax Free Fund, the Board observed that the expense ratios were slightly above the medians of the peer group. As to High Yield Municipal Bond Fund, the Board observed that the expense ratios generally were below or the same as the medians of the peer group, other than the expense ratio of Class P shares. As to each of California Tax Free Fund and New York Tax Free Fund, the Board observed that the expense ratios were below the medians of the peer group, other than the expense ratio of Class F shares. As to New Jersey Tax Free Fund, the Board observed that the expense ratios were the same as or slightly below the medians of the peer groups.

Profitability. As to each Fund, the Board considered the level of Lord Abbett’s profits in managing the Fund, including a review of Lord Abbett’s methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered any profits realized by Lord Abbett in connection with the operation of each Fund, including the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund, and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other business segments of Lord Abbett, which may benefit from or be related to the Fund’s business. The Board considered Lord Abbett’s profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett’s ability to recruit and retain investment personnel. The Board recognized that Lord Abbett’s profitability was a factor in enabling it to attract and retain qualified investment management personnel to provide services to the Fund. The Board concluded that Lord Abbett’s profitability as to each Fund was not excessive.

Economies of Scale. As to each Fund, the Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale. The Board concluded that each existing management fee schedule, with its breakpoint or breakpoints in the level of the management fee, adequately addressed any economies of scale in managing the applicable Fund.

Other Benefits to Lord Abbett. As to each Fund, the Board considered the character and amount of fees paid by the Fund and the Fund’s shareholders to Lord Abbett and Distributor for services other than investment advisory services. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees from the Funds, and receives a portion of the sales charges on sales and redemptions of some classes of shares. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectuses of the Funds, has entered into revenue sharing arrangements with certain entities that distribute shares of the Funds.

Alternative Arrangements. As to each Fund, the Board considered whether, instead of approving continuation of the management agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms. After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreements was in the best interests of each Fund and its shareholders and voted unanimously to approve the continuation of the management agreements. In considering whether to approve the continuation of the management agreement, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered.

Householding

The Company has adopted a policy that allows it to send only one copy of each Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888–522–2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to each Fund’s portfolio securities, and information on how Lord Abbett voted each Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888–522–2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888–522–2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by
LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Municipal Income Fund, Inc.

Lord Abbett Short Duration Tax Free Fund
Lord Abbett Intermediate Tax Free Fund
Lord Abbett AMT Free Municipal Bond Fund
Lord Abbett National Tax-Free Income Fund
Lord Abbett High Yield Municipal Bond Fund
Lord Abbett California Tax-Free Income Fund
Lord Abbett New Jersey Tax-Free Income Fund
Lord Abbett New York Tax-Free Fund

LATFI-3-0313 (05/13)

Item 2:		Code of Ethics.
Not applicable.

Item 3:		Audit Committee Financial Expert.
Not applicable.

Item 4:		Principal Accountant Fees and Services.
Not applicable.

Item 5:		Audit Committee of Listed Registrants.
Not applicable.

Item 6:		Investments.
Not applicable.

Item 7:		Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 8:		Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9:		Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 10:		Submission of Matters to a Vote of Security Holders.
Not applicable.

Item 11:		Controls and Procedures.

	(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

	(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:		Exhibits.

	(a)(1)	The Lord Abbett Family of Funds Sarbanes Oxley Code of Ethics for the Principal Executive Officer and Senior Financial Officers is attached hereto as part of Ex-99. CODEETH.

	(a)(2)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

	(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT MUNICIPAL INCOME FUND, INC.

By: /s/ Daria L. Foster

Daria L. Foster

President and Chief Executive Officer

Date: May 20, 2013

By: /s/ Joan A. Binstock

Joan A. Binstock

Chief Financial Officer and Vice President

Date: May 20, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Daria L. Foster

Daria L. Foster

President and Chief Executive Officer

Date: May 20, 2013

By: /s/ Joan A. Binstock

Joan A. Binstock

Chief Financial Officer and Vice President

Date: May 20, 2013